Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (4.3%)
	Commonwealth Bank of Australia	24,435,174	2,529,550
	BHP Group Ltd. (XASX)	44,600,270	1,536,139
	Westpac Banking Corp.	50,011,971	1,343,777
	National Australia Bank Ltd.	44,716,637	1,343,262
	ANZ Group Holdings Ltd.	43,501,449	1,106,692
	Wesfarmers Ltd.	16,494,025	951,484
	BHP Group Ltd.	27,076,249	934,392
	CSL Ltd.	7,073,732	891,360
	Macquarie Group Ltd.	5,002,937	734,230
	Goodman Group	29,028,386	616,670
[1]	Rio Tinto Ltd.	5,404,966	563,115
	Woodside Energy Group Ltd.	27,729,257	489,602
	Transurban Group	45,330,534	438,472
	Woolworths Group Ltd.	17,812,739	382,268
	Northern Star Resources Ltd.	20,217,406	371,663
	Fortescue Ltd.	23,181,486	335,688
	Brambles Ltd.	20,009,834	310,607
	QBE Insurance Group Ltd.	22,150,717	303,593
	Aristocrat Leisure Ltd.	8,015,536	297,775
	Coles Group Ltd.	19,549,606	288,842
	Evolution Mining Ltd.	29,273,287	281,118
	Santos Ltd.	47,566,724	231,971
	Scentre Group	76,609,230	217,108
	South32 Ltd.	65,867,898	208,661
	Origin Energy Ltd.	25,076,603	205,661
	Telstra Group Ltd.	58,327,717	198,156
*	James Hardie Industries plc	8,265,560	188,347
	Suncorp Group Ltd.	15,874,333	186,872
	Cochlear Ltd.	953,928	177,806
	Computershare Ltd.	7,725,810	175,458
	Insurance Australia Group Ltd.	33,148,463	174,763
*	Xero Ltd.	2,261,196	147,365
*	Light & Wonder Inc.	1,210,813	140,605
	Sigma Healthcare Ltd.	62,922,813	134,834
*	PLS Group Ltd.	45,317,853	132,971
*	Lynas Rare Earths Ltd.	13,114,571	132,013
	BlueScope Steel Ltd.	6,258,714	130,626
	Medibank Pvt Ltd.	40,435,288	129,743
	Stockland	34,656,527	129,671
	ALS Ltd.	7,329,143	124,973
	Orica Ltd.	6,936,837	123,574
	Lottery Corp. Ltd.	32,087,631	114,310
	Washington H Soul Pattinson & Co. Ltd.	4,241,017	113,547
	ASX Ltd.	2,845,088	113,247
	Charter Hall Group	6,956,315	110,781
	APA Group	17,914,289	110,289
	Sonic Healthcare Ltd.	6,843,780	109,444
	WiseTech Global Ltd.	2,725,496	109,201
	GPT Group	28,502,916	104,720
	CAR Group Ltd.	5,263,771	100,722
	Pro Medicus Ltd.	780,667	99,803
	Vicinity Ltd.	56,733,394	96,790
*	Mineral Resources Ltd.	2,446,019	96,215
*	Sandfire Resources Ltd.	6,779,842	91,996
	REA Group Ltd.	695,157	91,402
	SGH Ltd.	2,835,268	90,865
	JB Hi-Fi Ltd.	1,603,622	90,349
*,1	NEXTDC Ltd.	9,320,711	86,119
	Ramelius Resources Ltd.	27,345,050	84,218
	Qube Holdings Ltd.	25,304,859	83,698
	Mirvac Group	58,403,322	81,109
	HUB24 Ltd.	1,146,828	80,354

		Shares	Market Value ($000)
	Qantas Airways Ltd.	10,997,551	76,891
	Perseus Mining Ltd.	19,796,895	76,248
*	Genesis Minerals Ltd.	15,355,291	75,824
	Technology One Ltd.	4,327,991	75,562
	Dexus	15,646,208	72,994
	SEEK Ltd.	5,020,494	72,920
	Ampol Ltd.	3,549,707	71,316
	Whitehaven Coal Ltd.	11,253,450	68,755
	Ramsay Health Care Ltd.	2,683,844	67,702
	Worley Ltd.	7,140,641	66,419
	Aurizon Holdings Ltd.	25,322,480	64,774
	Bendigo & Adelaide Bank Ltd.	8,389,455	63,884
	Westgold Resources Ltd.	13,119,966	62,605
	Dyno Nobel Ltd.	24,466,642	59,588
*	Paladin Energy Ltd.	6,111,557	57,301
*	Vault Minerals Ltd.	14,916,124	57,081
*	IGO Ltd.	9,834,816	56,218
	Regis Resources Ltd.	10,785,795	56,218
	Cleanaway Waste Management Ltd.	32,508,748	55,721
	Steadfast Group Ltd.	15,309,401	55,443
	AGL Energy Ltd.	8,746,591	55,030
	Downer EDI Ltd.	9,713,661	54,169
*	Capricorn Metals Ltd.	5,759,917	53,950
	Endeavour Group Ltd.	20,864,592	53,600
	Atlas Arteria Ltd.	14,813,443	51,122
*	Greatland Resources Ltd.	5,924,056	48,663
	Ansell Ltd.	2,090,205	47,389
	Challenger Ltd.	7,330,785	46,693
	Ventia Services Group Pty Ltd.	11,652,737	46,669
	Eagers Automotive Ltd.	2,455,142	45,576
*,1	Liontown Ltd.	35,849,068	45,511
	Bank of Queensland Ltd.	9,412,551	44,332
[1]	Treasury Wine Estates Ltd.	11,704,841	43,617
	AMP Ltd.	36,619,527	42,871
	Codan Ltd.	1,483,175	39,055
[1]	Reece Ltd.	3,636,849	37,227
	Metcash Ltd.	15,639,108	36,055
[1]	AUB Group Ltd. (XASX)	1,684,819	35,365
	National Storage REIT	18,073,299	34,635
*	Emerald Resources NL	7,252,770	34,099
*	Zip Co. Ltd.	18,224,637	33,622
	Harvey Norman Holdings Ltd.	7,423,629	33,360
	Lendlease Corp. Ltd.	9,909,272	33,162
[1]	Breville Group Ltd.	1,461,476	32,566
	nib holdings Ltd.	6,971,134	32,515
	Sims Ltd.	2,302,893	32,243
	Netwealth Group Ltd.	1,747,440	29,608
	Monadelphous Group Ltd.	1,356,050	29,177
	Reliance Worldwide Corp. Ltd.	11,130,659	28,924
[1]	Flight Centre Travel Group Ltd.	2,498,255	28,019
	Pinnacle Investment Management Group Ltd.	2,384,367	27,962
*	Resolute Mining Ltd.	30,226,214	27,077
*,1	Telix Pharmaceuticals Ltd.	3,682,098	26,866
*,1	DroneShield Ltd.	11,545,608	26,493
	Region Group	16,359,619	26,240
	Charter Hall Long Wale REIT	9,651,186	26,104
*	Deep Yellow Ltd.	12,995,531	25,377
	Orora Ltd.	17,149,167	24,352
*	Bellevue Gold Ltd.	20,734,369	24,315
*	Austal Ltd.	4,987,337	24,051
*	Insignia Financial Ltd.	7,389,242	23,875
*	Mesoblast Ltd.	13,526,792	23,727
	Perenti Ltd.	12,059,481	23,216
	Super Retail Group Ltd.	2,242,747	22,886
	Iluka Resources Ltd.	6,232,149	22,840
	Champion Iron Ltd.	5,590,741	22,581
	NRW Holdings Ltd.	6,228,500	22,474
	HomeCo Daily Needs REIT	24,627,718	22,099
	Charter Hall Retail REIT	7,966,421	21,694
[1]	Yancoal Australia Ltd.	5,241,158	20,980

		Shares	Market Value ($000)
	New Hope Corp. Ltd.	6,603,543	20,707
	Perpetual Ltd.	1,644,155	20,589
[1]	Centuria Industrial REIT	8,929,397	20,176
	BWP Property Group Ltd.	7,748,322	20,132
	Tabcorp Holdings Ltd.	32,293,005	19,824
*	Tuas Ltd.	4,001,554	19,791
[2]	Viva Energy Group Ltd.	15,746,433	19,712
*,1	IperionX Ltd.	3,929,338	19,691
	ARB Corp. Ltd.	1,086,233	19,426
	Lovisa Holdings Ltd.	895,226	19,201
	Ingenia Communities Group	5,777,087	18,942
	Nick Scali Ltd.	1,106,630	18,798
*	PEXA Group Ltd.	1,941,959	18,567
*	Catalyst Metals Ltd.	3,257,305	18,474
	Beach Energy Ltd.	21,540,270	18,463
	Imdex Ltd.	7,114,741	18,390
*	Judo Capital Holdings Ltd.	14,460,033	18,222
*	Megaport Ltd.	2,275,084	18,168
*	Neuren Pharmaceuticals Ltd.	1,551,735	17,968
[1]	Generation Development Group Ltd.	4,776,432	17,766
	Deterra Royalties Ltd.	6,052,896	17,674
	Nickel Industries Ltd.	27,840,833	17,625
	SRG Global Ltd.	7,803,502	16,364
[1]	IDP Education Ltd.	3,748,331	16,312
	Bega Cheese Ltd.	3,834,731	16,231
	Waypoint REIT Ltd.	9,252,017	15,771
*	Predictive Discovery Ltd.	28,497,262	15,746
[1,3]	Corporate Travel Management Ltd.	1,748,704	15,655
*	WEB Travel Group Ltd.	4,869,144	15,581
*,1	Silex Systems Ltd.	3,274,189	15,526
	TPG Telecom Ltd.	5,693,448	15,358
[1]	Domino's Pizza Enterprises Ltd.	962,619	15,248
	Helia Group Ltd.	3,758,990	15,200
*	Alkane Resources Ltd.	14,035,576	15,198
	GrainCorp Ltd. Class A	2,986,655	14,976
	IRESS Ltd.	2,648,539	14,911
*	Pantoro Gold Ltd.	4,467,378	14,821
	EVT Ltd.	1,689,054	14,624
	Nine Entertainment Co. Holdings Ltd.	18,334,476	14,539
	Data#3 Ltd.	2,128,035	14,414
	Magellan Financial Group Ltd.	2,381,218	14,395
*	Ora Banda Mining Ltd.	17,024,405	14,270
	Elders Ltd.	2,718,691	13,927
	Arena REIT	5,519,957	13,593
	Centuria Capital Group	9,898,867	13,272
	Service Stream Ltd.	8,118,569	12,867
*	SiteMinder Ltd.	3,623,850	12,711
*,1	Vulcan Energy Resources Ltd.	4,617,494	12,660
	GQG Partners Inc.	11,360,617	12,380
	Karoon Energy Ltd.	10,415,400	12,330
*	Develop Global Ltd.	3,428,994	12,319
	Premier Investments Ltd.	1,329,920	12,318
	Regis Healthcare Ltd.	2,599,578	12,188
[1]	HMC Capital Ltd.	4,097,893	11,958
*	Temple & Webster Group Ltd.	1,393,256	11,588
	Collins Foods Ltd.	1,556,143	11,548
[1]	Guzman y Gomez Ltd.	746,060	11,454
*	Superloop Ltd.	6,937,749	11,055
	Amotiv Ltd.	1,878,167	10,957
	SmartGroup Corp. Ltd.	1,804,515	10,583
[1]	DigiCo Infrastructure REIT	5,841,735	10,413
	Aussie Broadband Ltd.	3,282,657	10,299
*,1	Weebit Nano Ltd.	2,753,395	10,073
	Charter Hall Social Infrastructure REIT	4,919,281	9,943
*,1	Elevra Lithium Ltd.	2,146,635	9,912
*,1	Nanosonics Ltd.	3,652,011	9,861
*,1	Macquarie Technology Group Ltd.	198,098	9,633
	McMillan Shakespeare Ltd.	807,758	9,576
	Dicker Data Ltd.	1,365,007	9,517
	Stanmore Resources Ltd.	4,542,142	9,508

		Shares	Market Value ($000)
	Credit Corp. Group Ltd.	947,737	9,309
[1]	Inghams Group Ltd.	5,270,215	9,160
*,1	Clarity Pharmaceuticals Ltd.	4,141,938	8,787
	Hansen Technologies Ltd.	2,530,150	8,738
[1]	Integral Diagnostics Ltd.	4,649,730	8,450
	IPH Ltd.	3,201,555	8,307
*	St. Barbara Ltd.	16,750,988	8,209
[1]	Maas Group Holdings Ltd.	2,166,311	8,189
*,1	Catapult Sports Ltd.	3,345,144	8,113
*	Gemlife Communities Group	2,314,418	8,093
[1]	PWR Holdings Ltd.	1,226,373	7,925
[1]	Supply Network Ltd.	309,466	7,901
*	Amplitude Energy Ltd.	3,583,864	7,785
*	Nufarm Ltd.	4,732,722	7,728
*,1	Boss Energy Ltd.	5,751,901	7,620
	Dexus Industria REIT	4,209,211	7,509
	MyState Ltd.	2,359,193	7,353
[1]	Rural Funds Trust	5,206,845	7,345
	Ridley Corp. Ltd.	4,227,080	7,338
*	Chalice Mining Ltd.	4,841,183	7,277
	Kelsian Group Ltd.	2,620,589	7,117
	Navigator Global Investments Ltd.	3,229,802	7,113
[1]	Bapcor Ltd.	4,495,773	6,647
*	Virgin Australia Holdings Ltd.	3,048,220	6,620
	Abacus Storage King	6,065,273	6,526
	oOh!media Ltd.	7,475,434	6,480
	Regal Partners Ltd.	2,965,386	6,475
	Cromwell Property Group	22,702,585	6,474
*,1,3	Opthea Ltd.	17,087,293	6,425
	EQT Holdings Ltd.	375,353	6,404
*,1	Select Harvests Ltd.	2,033,648	6,270
*,1	PolyNovo Ltd.	8,913,384	6,262
*,1	Alpha HPA Ltd.	12,036,203	6,108
	Growthpoint Properties Australia Ltd.	3,767,093	5,998
	Bravura Solutions Ltd.	4,214,349	5,979
*,1	Arafura Rare Earths Ltd.	37,041,527	5,814
*,1	Core Lithium Ltd.	35,878,943	5,746
[1]	GWA Group Ltd.	3,050,743	5,644
	FleetPartners Group Ltd.	2,831,363	5,627
	Redox Ltd.	2,529,146	5,560
[1]	Healius Ltd.	8,863,728	5,549
*,1	Lifestyle Communities Ltd.	1,412,209	5,421
[1]	Jumbo Interactive Ltd.	755,869	5,395
*	Myer Holdings Ltd.	17,809,658	5,375
	Australian Clinical Labs Ltd.	2,700,076	5,119
	Cedar Woods Properties Ltd.	896,502	5,053
	Abacus Group	6,091,135	4,897
*	Oceania Healthcare Ltd.	9,596,192	4,887
	Centuria Office REIT	6,566,133	4,883
	Vulcan Steel Ltd.	1,011,709	4,871
[1]	L1 Group Ltd.	5,649,302	4,813
[1]	Clinuvel Pharmaceuticals Ltd.	589,619	4,503
*	Tyro Payments Ltd.	6,769,387	4,469
	G8 Education Ltd.	9,511,315	4,419
	Australian Ethical Investment Ltd.	1,316,271	4,188
*,1	29Metals Ltd.	12,623,548	4,159
*	AUB Group Ltd.	196,535	4,134
*	Aurelia Metals Ltd.	18,540,354	3,928
	Australian Finance Group Ltd.	2,690,537	3,847
*,1	Omni Bridgeway Ltd.	3,576,386	3,841
*,1	Fineos Corp. Ltd.	2,331,330	3,630
*,1	Nuix Ltd.	3,029,583	3,626
*	Emeco Holdings Ltd.	3,938,462	3,601
	Accent Group Ltd.	5,449,524	3,500
*,1	Wildcat Resources Ltd.	12,990,875	3,246
	Praemium Ltd.	5,899,743	3,097
*,1	ioneer Ltd.	29,777,170	3,093
*,1	HealthCo REIT	6,055,631	3,080
*,1	Audinate Group Ltd.	1,023,976	3,078
*,1	Star Entertainment Group Ltd.	31,891,309	2,964

		Shares	Market Value ($000)
*	Baby Bunting Group Ltd.	1,778,262	2,957
	GDI Property Group Partnership	6,717,174	2,851
	Solvar Ltd.	2,178,324	2,822
[1]	Kogan.com Ltd.	1,083,667	2,761
*,1	Strike Energy Ltd.	34,790,225	2,659
*,1	EML Payments Ltd.	4,640,768	2,646
*,1	BrainChip Holdings Ltd.	24,773,915	2,496
*,1	Novonix Ltd.	9,263,395	2,417
	Humm Group Ltd.	4,397,881	2,284
*,3	AVZ Minerals Ltd.	30,957,657	2,156
	Webjet Group Ltd.	3,842,790	2,145
*	Coast Entertainment Holdings Ltd.	5,437,328	2,056
*	Mayne Pharma Group Ltd.	1,041,102	2,027
*	Australian Agricultural Co. Ltd.	2,079,048	1,973
*,1	Syrah Resources Ltd.	11,623,919	1,872
*,1	Carnarvon Energy Ltd.	20,845,661	1,414
*	WA1 Resources Ltd.	116,533	1,374
*	Metals X Ltd.	1,439,464	1,285
*	OFX Group Ltd.	2,712,016	944
	MA Financial Group Ltd.	66,348	478
*,3	Leo Lithium Ltd.	12,697,269	293
*	FireFly Metals Ltd.	193,341	265
*,3	Firefinch Ltd.	14,620,770	205
	Sims Ltd. ADR	57	1
*,3	ESG Minerals Ltd.	747,574	—
			25,905,514
Austria (0.2%)
	Erste Group Bank AG	4,111,460	534,527
[2]	BAWAG Group AG	1,152,348	187,459
	OMV AG	2,076,383	123,353
	Raiffeisen Bank International AG	1,858,733	93,690
[1]	voestalpine AG	1,737,723	82,517
[1]	ANDRITZ AG	941,533	81,466
[1]	Verbund AG	962,619	70,633
	Wienerberger AG	1,575,930	52,092
	Vienna Insurance Group AG Wiener Versicherung Gruppe	513,266	40,345
	UNIQA Insurance Group AG	1,618,649	30,005
	Strabag SE	268,793	27,834
	DO & CO AG	109,771	25,671
[1]	Oesterreichische Post AG	460,062	17,942
	EVN AG	519,273	17,497
*	AT&S Austria Technologie & Systemtechnik AG	360,245	16,195
[1]	CA Immobilien Anlagen AG	437,855	13,065
	Telekom Austria AG Class A	1,101,434	11,697
	Porr AG	248,299	10,212
	Palfinger AG	201,734	8,668
*,1	CPI Europe AG	464,051	8,560
*,1	Lenzing AG	269,718	8,143
[1]	SBO AG	153,124	5,753
[1]	Agrana Beteiligungs AG	164,285	2,222
			1,469,546
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,918,759	1,001,915
*	Argenx SE	892,697	750,733
	UCB SA	1,750,878	533,538
	KBC Group NV	3,312,509	466,784
	Ageas SA/NV	2,589,135	183,907
	Groupe Bruxelles Lambert NV	1,138,160	107,696
	Ackermans & van Haaren NV	320,519	94,831
	Elia Group SA/NV Class B	648,366	93,871
	Syensqo SA	1,037,727	87,339
	Warehouses De Pauw CVA	2,656,063	75,261
	Umicore SA	3,028,328	71,990
	Financiere de Tubize SA	281,368	71,774
[1]	Lotus Bakeries NV	5,891	69,453
	D'ieteren Group	298,158	67,914
	Sofina SA	223,383	65,096
[1]	Aedifica SA	679,446	59,831
	Cofinimmo SA	575,316	59,822

		Shares	Market Value ($000)
	KBC Ancora	550,214	50,563
[1]	Solvay SA	1,049,017	30,883
	Azelis Group NV	2,564,117	25,391
	Montea NV	293,993	24,902
	VGP NV	193,951	23,785
	Fagron	879,414	23,119
	Bekaert SA	452,848	22,215
	Melexis NV	291,519	22,038
	Deme Group NV	96,156	19,168
	Gimv NV	343,129	18,530
[1]	CMB Tech NV	1,398,336	18,121
	Xior Student Housing NV	535,013	17,806
	Proximus SADP	1,822,103	16,625
	Shurgard Self Storage Ltd.	447,247	16,234
	Colruyt Group NV	393,051	15,062
	Retail Estates NV	173,924	13,331
	Barco NV	827,802	11,364
[1]	Tessenderlo Group SA	281,028	9,116
	Kinepolis Group NV	187,391	5,935
*,1	Ontex Group NV	837,579	4,871
*	Vastned NV	129,709	4,616
*	bpost SA	1,367,332	3,528
			4,258,958
Brazil (0.9%)
	Vale SA	52,341,409	838,616
	Petroleo Brasileiro SA - Petrobras	54,116,955	415,331
	B3 SA - Brasil Bolsa Balcao	76,000,873	233,227
	WEG SA	21,615,042	212,423
	Banco BTG Pactual SA	17,951,340	204,491
	Ambev SA	63,299,978	178,615
	Axia Energia	16,335,023	168,759
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,135,502	164,639
	Embraer SA	8,553,910	157,579
	Banco do Brasil SA	24,901,296	119,331
	Localiza Rent a Car SA	12,674,902	116,543
[2]	Rede D'Or Sao Luiz SA	14,260,905	114,868
	Equatorial SA	14,605,324	113,562
*	PRIO SA	11,664,392	113,015
	Suzano SA	9,850,704	92,335
	Vibra Energia SA	16,532,670	90,348
	Raia Drogasil SA	19,189,541	89,334
	Banco Bradesco SA	21,226,242	73,890
	Telefonica Brasil SA	9,802,640	69,626
	BB Seguridade Participacoes SA	9,370,160	66,429
	TOTVS SA	7,756,055	65,686
	Cia Paranaense de Energia - Copel	25,568,448	64,033
	Itau Unibanco Holding SA	7,156,119	57,029
	Motiva Infraestrutura de Mobilidade SA	17,445,427	55,558
*	Eneva SA	13,493,852	54,152
	Ultrapar Participacoes SA	10,471,235	50,498
	Rumo SA	17,689,133	49,611
	TIM SA	10,477,900	48,818
	Energisa SA	4,473,988	43,365
	MBRF Global Foods Co. SA	11,806,161	41,883
	Lojas Renner SA	14,587,250	41,383
	Banco Santander Brasil SA	5,809,507	40,093
	Klabin SA	11,011,721	40,090
*	Cia De Sanena Do Parana	4,322,795	38,343
	Engie Brasil Energia SA	5,157,366	32,114
	Kinea Rendimentos Imobiliarios FII	1,518,658	30,863
	Smartfit Escola de Ginastica e Danca SA (BVMF)	7,268,393	30,578
	XP MALLS FDO INV IMOB FII	1,405,391	29,575
	Allos SA	4,996,488	29,337
	Embraer SA ADR	390,775	28,706
	Caixa Seguridade Participacoes SA	8,670,400	28,518
	Sendas Distribuidora SA	17,499,131	28,496
*	Multiplan Empreendimentos Imobiliarios SA	4,545,558	28,451
	Alupar Investimento SA	4,340,036	27,998
	Cia de Saneamento de Minas Gerais Copasa MG	2,736,603	26,598

		Shares	Market Value ($000)
	CPFL Energia SA	2,707,500	26,474
	Cogna Educacao SA	29,084,423	25,145
	Porto Seguro SA	2,631,858	25,125
	Transmissora Alianca de Energia Eletrica SA	3,158,375	24,984
[2]	GPS Participacoes e Empreendimentos SA	6,611,637	23,543
*	Brava Energia	6,063,278	21,775
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,803,144	21,607
*	Natura Cosmeticos SA	12,870,050	21,447
*	Hypera SA	4,317,528	20,682
	Kinea Indice de Precos FII	1,157,310	20,190
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	719,216	19,318
*	Cosan SA	17,211,061	19,295
	Kinea Renda Imobiliaria FII	587,053	18,472
	Neoenergia SA	2,971,500	18,294
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	15,022
	Iguatemi SA	2,760,410	14,949
	Direcional Engenharia SA	5,438,211	14,415
*	Cia Siderurgica Nacional SA	7,291,133	13,951
	FII BTLG	662,344	12,914
	Cury Construtora e Incorporadora SA	1,907,600	12,523
	Itau Unibanco Holding SA ADR	1,361,648	11,697
	Maxi Renda FII	6,399,000	11,697
	Fleury SA	3,677,443	11,614
*	Orizon Valorizacao de Residuos SA	792,476	11,209
	Cia Energetica de Minas Gerais ADR	5,197,706	11,175
*,2	Hapvida Participacoes e Investimentos SA	4,518,030	11,160
	EcoRodovias Infraestrutura e Logistica SA	4,846,371	10,885
	Telefonica Brasil SA ADR	733,658	10,403
	Auren Energia SA	4,820,084	10,313
	Magazine Luiza SA	5,446,523	10,132
	Azzas 2154 SA	1,877,268	9,538
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	9,533
	Vivara Participacoes SA	1,774,913	9,504
	Kinea High Yield CRI - FII	491,302	9,344
	XP Log FII	466,467	9,217
	YDUQS Participacoes SA	3,291,020	9,174
	SLC Agricola SA	2,925,623	8,922
*	IRB-Brasil Resseguros SA	809,184	8,895
	Vinci Shopping Centers FII	420,388	8,731
*	MRV Engenharia e Participacoes SA	5,537,540	8,491
	Minerva SA	7,078,000	8,325
	Odontoprev SA	3,810,208	8,138
	JHSF Participacoes SA	4,411,900	8,006
	Capitania Securities II FII	4,908,537	7,620
	M Dias Branco SA	1,600,792	7,553
	Trx Real Estate FII	407,383	7,384
	Fras-Le SA	1,578,099	7,287
	Hedge Brasil Shopping FII	1,871,421	7,112
	CSN Mineracao SA	6,324,500	7,078
	Construtora Tenda SA	1,312,000	6,881
*	Hidrovias do Brasil SA	8,918,518	6,846
	Dexco SA	6,208,325	6,760
	Grupo Mateus SA	7,165,980	6,549
	Fundo De Investimento Imobiliario VBI Prime Properties	385,879	6,121
	Sao Martinho SA	2,095,317	6,080
	Vulcabras SA	1,773,292	6,072
	Fii UBS Br Receb Imob	384,599	6,063
	Iridium Fundo De Investimento Imobiliario	463,470	6,051
*	Cia Brasileira de Aluminio	2,951,276	5,709
	TIM SA ADR	243,230	5,667
	Fundo De Investimento Imobiliario Tg Ativo Real	371,235	5,520
	Axia Energia ADR	532,827	5,499
	SIMPAR SA	4,282,000	5,443
	Tres Tentos Agroindustrial SA	1,697,300	5,367
	Ez Tec Empreendimentos e Participacoes SA	1,842,995	5,302
	Mahle Metal Leve SA	748,664	4,888
	Mills Locacao Servicos e Logistica SA	1,634,767	4,815
	C&A Modas SA	2,072,400	4,698
[2]	LWSA SA	4,764,305	4,427
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,739,063	4,351

		Shares	Market Value ($000)
	LOG Commercial Properties e Participacoes SA	795,056	4,203
	Petroreconcavo SA	1,901,650	4,083
	Iochpe Maxion SA	1,907,271	3,994
	Grendene SA	4,193,909	3,953
*	CVC Brasil Operadora e Agencia de Viagens SA	7,885,781	3,926
	Sendas Distribuidora SA ADR	458,531	3,801
	Grupo SBF SA	1,316,041	3,601
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,548
*	Oncoclinicas do Brasil Servicos Medicos SA	6,934,506	3,136
*	Tupy SA	1,306,760	3,101
*	Cia Siderurgica Nacional SA ADR	1,588,434	3,034
*	Log-in Logistica Intermodal SA	487,374	3,010
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,252,860	2,938
*	Cia Brasileira de Distribuicao	3,916,154	2,857
	Cia Energetica de Minas Gerais	933,649	2,677
*	Uniao Pet Participacoes SA	3,680,922	2,462
	Cia Paranaense de Energia - Copel ADR	214,910	2,179
	Gerdau SA ADR	495,564	2,116
	Ambev SA ADR	383,229	1,065
*	Smartfit Escola de Ginastica e Danca SA	195,484	835
*,1	Braskem SA Class A ADR	213,266	757
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	291,799	347
*	Azul SA	821,471,963	2
	Petroleo Brasileiro SA - Petrobras ADR	98	1
			5,485,734
Canada (7.7%)
	Royal Bank of Canada	20,713,741	3,448,918
	Toronto-Dominion Bank	24,831,908	2,320,794
*	Shopify Inc. Class A (XTSE)	17,593,546	2,308,551
	Enbridge Inc.	31,894,990	1,556,979
	Bank of Montreal	10,527,347	1,433,154
	Brookfield Corp. Class A	30,940,817	1,410,419
	Agnico Eagle Mines Ltd.	7,296,795	1,387,069
	Bank of Nova Scotia	18,245,729	1,364,092
	Canadian Imperial Bank of Commerce	13,739,371	1,269,755
	Canadian Natural Resources Ltd.	29,914,066	1,112,290
	Canadian Pacific Kansas City Ltd.	13,201,626	981,360
	Manulife Financial Corp.	24,962,937	950,925
	Suncor Energy Inc.	17,862,274	944,110
	TC Energy Corp.	15,195,627	890,992
	Wheaton Precious Metals Corp.	6,644,414	875,365
	Canadian National Railway Co.	8,171,448	786,089
	Cameco Corp.	6,189,987	765,583
	Barrick Mining Corp.	15,790,730	721,863
	National Bank of Canada	5,726,805	682,388
	Franco-Nevada Corp.	2,799,365	655,286
	Waste Connections Inc.	3,742,602	626,126
	Alimentation Couche-Tard Inc.	11,305,548	588,172
	Kinross Gold Corp.	17,724,545	558,167
	Constellation Software Inc.	289,331	533,968
	Fairfax Financial Holdings Ltd.	321,928	531,278
	Dollarama Inc.	3,880,209	522,908
	Sun Life Financial Inc.	8,249,456	519,813
	Nutrien Ltd.	7,146,609	492,046
	Intact Financial Corp.	2,607,613	474,757
*	Celestica Inc.	1,676,019	470,969
	Barrick Mining Corp. (XLON)	9,008,462	412,499
	Cenovus Energy Inc.	20,263,012	399,858
	Power Corp. of Canada	7,895,108	398,162
	Fortis Inc.	7,290,541	388,715
	Teck Resources Ltd. Class B	7,042,496	377,972
	WSP Global Inc.	1,907,311	368,716
	Loblaw Cos. Ltd.	8,168,366	367,551
	Pembina Pipeline Corp.	8,503,797	353,354
	Pan American Silver Corp.	6,077,816	331,152
	Restaurant Brands International Inc.	4,738,466	317,475
	RB Global Inc.	2,714,960	308,173
*	First Quantum Minerals Ltd.	9,971,463	281,865
	Brookfield Asset Management Ltd. Class A	5,598,858	278,165

		Shares	Market Value ($000)
	Tourmaline Oil Corp.	5,374,038	254,326
	Lundin Mining Corp.	10,051,274	253,561
	CGI Inc.	2,878,814	246,728
	Alamos Gold Inc. Class A	6,121,647	226,856
	Imperial Oil Ltd.	2,227,719	225,071
	Thomson Reuters Corp.	2,007,446	221,805
*	Bombardier Inc. Class B	1,276,467	218,058
	Emera Inc.	4,363,232	216,263
	Magna International Inc.	3,906,929	199,729
	Metro Inc. Class A	2,877,334	191,005
	Great-West Lifeco Inc.	3,980,979	186,353
[2]	Hydro One Ltd.	4,613,011	182,366
	Gildan Activewear Inc.	2,650,692	172,222
	AtkinsRealis Group Inc.	2,435,741	170,939
	iA Financial Corp. Inc.	1,362,344	167,395
	Stantec Inc.	1,673,299	165,825
	Whitecap Resources Inc.	17,934,219	163,583
	George Weston Ltd.	2,320,669	161,858
	ARC Resources Ltd.	8,625,926	160,083
*	Equinox Gold Corp.	10,787,546	154,328
	Toromont Industries Ltd.	1,194,141	152,112
	Element Fleet Management Corp.	5,925,768	150,141
*	CAE Inc.	4,659,354	149,329
	TMX Group Ltd.	4,039,183	149,120
*	IAMGOLD Corp. (XTSE)	7,974,927	144,722
	GFL Environmental Inc. (XTSE)	3,363,374	144,475
*	Ivanhoe Mines Ltd. Class A	11,402,078	144,195
	First Majestic Silver Corp.	6,676,889	139,015
	Hudbay Minerals Inc.	5,580,897	132,181
	AltaGas Ltd.	4,350,723	131,226
*	Eldorado Gold Corp.	2,969,849	127,418
	TFI International Inc.	1,150,022	123,587
	Finning International Inc.	1,960,909	122,970
	BCE Inc.	4,522,624	116,914
	OceanaGold Corp.	3,395,007	110,005
*	NexGen Energy Ltd.	8,723,292	109,550
	Lundin Gold Inc.	1,448,898	108,621
*	Aritzia Inc.	1,377,685	108,594
	Saputo Inc.	3,579,889	108,003
*	Capstone Copper Corp.	9,453,944	104,770
	OR Royalties Inc.	2,652,378	104,584
	TELUS Corp.	7,405,988	103,341
	Capital Power Corp.	2,285,846	100,304
	Keyera Corp.	2,820,052	95,496
*	Descartes Systems Group Inc.	1,259,347	94,050
	FirstService Corp.	599,674	92,907
	Open Text Corp.	3,617,958	92,412
	B2Gold Corp.	18,583,342	90,484
	Canadian Tire Corp. Ltd. Class A	724,253	89,103
	Colliers International Group Inc.	644,570	88,076
	South Bow Corp.	3,053,616	86,743
	Brookfield Renewable Corp.	1,975,734	82,285
	Brookfield Infrastructure Corp. Class A	1,661,435	79,457
	PrairieSky Royalty Ltd.	3,571,874	77,752
	Algonquin Power & Utilities Corp.	11,493,906	75,464
*	New Gold Inc.	7,174,766	72,082
	Onex Corp.	838,007	71,403
	DPM Metals Inc.	2,019,069	70,448
	Definity Financial Corp.	1,422,373	69,612
*	SSR Mining Inc.	2,942,310	67,073
	Torex Gold Resources Inc.	1,352,304	65,090
	Canadian Apartment Properties REIT	2,282,905	64,649
	Boyd Group Inc.	393,416	64,480
	Chartwell Retirement Residences	4,264,582	63,327
	RioCan REIT	4,259,536	61,031
	Granite REIT	879,990	56,775
	IGM Financial Inc.	1,150,260	55,636
	Stella-Jones Inc.	810,511	54,346
	Northland Power Inc.	3,897,652	53,728
*	G Mining Ventures Corp.	1,656,847	52,529

		Shares	Market Value ($000)
	West Fraser Timber Co. Ltd.	766,133	52,321
	TransAlta Corp.	3,925,093	50,157
	Centerra Gold Inc.	2,937,132	49,202
*,1	Energy Fuels Inc.	2,138,348	47,819
	Gibson Energy Inc.	2,355,506	46,378
	Methanex Corp.	960,181	45,814
*	Galaxy Digital Inc. Class A	1,619,763	45,798
	Atco Ltd.	1,049,977	45,588
	Choice Properties REIT	3,959,289	44,314
	First Capital REIT	3,022,399	43,927
	Orla Mining Ltd.	2,836,430	42,787
*	Kinaxis Inc.	412,905	41,695
*	K92 Mining Inc.	2,204,945	41,390
	Premium Brands Holdings Corp.	590,049	40,560
	Dream Industrial REIT	4,043,044	38,184
*	Novagold Resources Inc.	4,378,393	38,168
	BRP Inc.	486,196	36,695
	Linamar Corp.	568,046	36,011
	SmartCentres REIT	1,814,043	35,557
	Topaz Energy Corp.	1,631,059	34,977
*	ATS Corp.	1,200,430	34,118
	Baytex Energy Corp.	9,770,870	33,726
*	Discovery Silver Corp.	4,791,435	33,711
*	Denison Mines Corp.	8,300,533	32,796
*	MDA Space Ltd.	1,134,728	32,026
	Peyto Exploration & Development Corp.	1,752,492	31,584
	Tamarack Valley Energy Ltd.	4,406,692	29,806
*	Endeavour Silver Corp.	2,731,199	29,806
*	BlackBerry Ltd.	8,341,104	29,710
*	ERO Copper Corp.	874,832	29,348
	Boardwalk REIT	578,544	29,253
*	Air Canada	2,107,132	29,170
	H&R REIT	3,691,301	29,142
	Russel Metals Inc.	812,333	28,785
*	Fortuna Mining Corp.	2,850,219	27,882
	Quebecor Inc. Class B	751,458	27,412
	Boralex Inc. Class A	1,469,751	27,255
*	Allied Gold Corp.	842,655	26,592
*	Skeena Resources Ltd.	911,120	25,996
*	NGEx Minerals Ltd.	1,247,641	25,802
*	Athabasca Oil Corp.	4,382,645	25,717
	Secure Waste Infrastructure Corp.	1,973,272	25,462
	North West Co. Inc.	689,436	24,612
	Sprott Inc.	193,979	23,785
*	Seabridge Gold Inc.	817,071	23,102
	GFL Environmental Inc.	537,351	23,079
*	Wesdome Gold Mines Ltd.	1,396,405	22,859
*	NuVista Energy Ltd.	1,609,471	22,032
	Vermilion Energy Inc.	2,241,287	21,661
*	Bausch Health Cos. Inc.	3,762,192	21,579
*	Perpetua Resources Corp.	793,210	21,082
	Parex Resources Inc.	1,389,122	20,608
	Paramount Resources Ltd. Class A	1,090,252	20,562
*,1	Southern Cross Gold Consolidated Ltd.	2,826,423	20,258
	Maple Leaf Foods Inc.	1,084,881	20,102
*	Lightspeed Commerce Inc.	1,849,322	19,965
	Cameco Corp. (XTSE)	157,192	19,396
	Triple Flag Precious Metals Corp.	566,424	19,098
	Primaris REIT	1,554,695	18,896
	Allied Properties REIT	1,819,693	18,776
	EQB Inc.	233,391	18,201
	Keyera Corp. (XTSE)	559,386	18,195
	Transcontinental Inc. Class A	1,061,263	18,004
	Superior Plus Corp.	3,161,770	16,951
	Exchange Income Corp.	225,944	15,764
	TerraVest Industries Inc.	143,531	14,869
[1]	Freehold Royalties Ltd.	1,169,461	14,068
*,1	International Petroleum Corp.	620,381	12,939
	Richelieu Hardware Ltd.	429,978	12,858
	Birchcliff Energy Ltd.	2,387,492	12,835

		Shares	Market Value ($000)
	Altus Group Ltd.	374,461	12,705
	Killam Apartment REIT	963,052	12,405
	Pet Valu Holdings Ltd.	613,152	12,293
*	Trisura Group Ltd.	388,307	11,843
*	Advantage Energy Ltd.	1,432,346	11,582
	Winpak Ltd.	361,251	11,411
	Sienna Senior Living Inc.	716,306	11,158
	Westshore Terminals Investment Corp.	491,777	10,485
	Labrador Iron Ore Royalty Corp.	482,571	10,462
*	NFI Group Inc.	848,830	10,311
	goeasy Ltd.	111,255	10,223
	InterRent REIT	1,025,834	10,042
	Crombie REIT	842,574	9,653
	Brookfield Wealth Solutions Ltd.	193,802	8,843
	Enghouse Systems Ltd.	610,054	8,383
*	Canfor Corp.	786,666	8,285
	Cargojet Inc.	110,908	7,572
*	IAMGOLD Corp.	400,977	7,290
*	Shopify Inc. Class A	55,315	7,259
	Brookfield Business Corp. Class A	203,883	7,235
	Cogeco Communications Inc.	142,721	6,879
	Strathcona Resources Ltd.	348,652	6,657
[1]	CT REIT	485,093	5,814
	OR Royalties Inc. (XNYS)	122,359	4,826
*	Aris Mining Corp.	253,183	4,381
	Brookfield Infrastructure Corp. Class A (XNYS)	71,920	3,441
*	Montage Gold Corp.	355,500	3,196
	Enerflex Ltd.	167,400	3,072
*	Taseko Mines Ltd.	399,125	3,034
	Leon's Furniture Ltd.	136,490	2,759
	Silvercorp Metals Inc.	253,880	2,556
	Canada Packers Inc.	212,899	2,497
	Headwater Exploration Inc.	292,400	2,362
	Aecon Group Inc.	86,600	2,245
*	Vizsla Silver Corp.	442,500	2,239
*	Almonty Industries Inc.	196,164	2,219
*	Foran Mining Corp.	388,840	1,882
	Badger Infrastructure Solutions Ltd.	27,527	1,556
	Extendicare Inc.	86,203	1,468
*	Aya Gold & Silver Inc.	60,000	974
	CES Energy Solutions Corp.	87,200	909
*	Bombardier Inc. Class A	3,463	595
*	Americas Gold & Silver Corp.	65,580	486
			46,881,876
Chile (0.2%)
	Banco de Chile	649,625,642	143,102
	Latam Airlines Group SA	3,743,530,995	121,470
	Falabella SA	12,185,353	94,577
	Banco de Credito e Inversiones SA	1,131,580	84,096
	Cencosud SA	18,495,248	61,890
	Banco Santander Chile	588,178,252	51,735
	Plaza SA	11,337,112	49,311
	Empresas Copec SA	5,737,607	48,911
	Parque Arauco SA	9,671,812	41,109
	Enel Chile SA	348,669,347	29,561
	Banco Santander Chile ADR	756,849	26,656
	Enel Americas SA	275,321,800	25,992
	Banco Itau Chile SA	894,919	24,359
	Empresas CMPC SA	16,226,117	24,326
	Cencosud Shopping SA	6,927,322	22,201
	Quinenco SA	3,983,635	20,626
	Latam Airlines Group SA ADR	309,298	20,355
	Colbun SA	104,182,811	17,254
	Aguas Andinas SA Class A	37,469,181	16,508
	Cia Cervecerias Unidas SA	1,832,859	13,479
	Inversiones La Construccion SA	462,813	11,544
	Engie Energia Chile SA	6,398,870	11,342
	Empresa Nacional de Telecomunicaciones SA	1,981,661	10,639
	Cia Sud Americana de Vapores SA	188,323,387	10,348

		Shares	Market Value ($000)
	Salfacorp SA	5,783,021	9,523
	SMU SA	49,308,789	9,239
*	CAP SA	873,045	8,243
	Vina Concha y Toro SA	7,029,178	8,012
	Inversiones Aguas Metropolitanas SA	5,763,655	7,314
	Ripley Corp. SA	13,874,654	6,975
	SONDA SA	6,033,547	2,312
	Enel Chile SA ADR	125,450	544
			1,033,553
China (8.4%)
	Tencent Holdings Ltd.	90,545,140	6,959,463
	Alibaba Group Holding Ltd.	261,641,296	5,566,049
	China Construction Bank Corp. Class H	1,278,968,479	1,291,413
*,2	Xiaomi Corp. Class B	252,414,393	1,142,571
*	PDD Holdings Inc. ADR	11,122,355	1,123,914
	Industrial & Commercial Bank of China Ltd. Class H	1,167,624,246	968,541
*,2	Meituan Class B	77,963,607	963,824
	Ping An Insurance Group Co. of China Ltd. Class H	94,875,522	880,004
	NetEase Inc.	26,641,909	690,827
	BYD Co. Ltd. Class H	53,870,043	671,591
*	Baidu Inc. Class A	31,433,223	602,498
	Bank of China Ltd. Class H	1,005,795,141	600,644
	Trip.com Group Ltd.	8,722,581	535,354
	JD.com Inc. Class A	37,060,907	528,512
	China Life Insurance Co. Ltd. Class H	109,120,338	485,612
	Zijin Mining Group Co. Ltd. Class H	87,800,595	457,794
[2]	Kuaishou Technology	40,779,749	416,651
	PetroChina Co. Ltd. Class H	305,040,085	362,375
	China Merchants Bank Co. Ltd. Class H	55,413,696	338,555
	Agricultural Bank of China Ltd. Class H	449,416,504	314,195
*	BeOne Medicines Ltd. Class H	11,542,568	304,411
[2]	Pop Mart International Group Ltd.	9,773,598	279,394
	China Shenhua Energy Co. Ltd. Class H	49,605,060	272,933
*,2	Innovent Biologics Inc.	23,375,478	242,639
*,2	Wuxi Biologics Cayman Inc.	50,863,874	240,706
	Kweichow Moutai Co. Ltd. Class A	1,183,585	238,600
	China Petroleum & Chemical Corp. Class H	338,091,718	232,676
	PICC Property & Casualty Co. Ltd. Class H	101,366,973	209,850
	China Hongqiao Group Ltd.	45,880,783	209,844
	Contemporary Amperex Technology Co. Ltd. Class A	4,141,753	208,981
[1]	Yum China Holdings Inc.	3,884,196	193,132
*,1	XPeng Inc. Class A	21,332,674	192,028
	China Pacific Insurance Group Co. Ltd. Class H	37,668,683	189,731
	Geely Automobile Holdings Ltd. Class A	91,421,744	188,191
	ANTA Sports Products Ltd.	18,263,730	182,454
	KE Holdings Inc. ADR	9,131,039	170,933
	China Resources Land Ltd.	42,425,735	166,147
[2]	Nongfu Spring Co. Ltd. Class H	26,316,123	161,380
*,1,2	Hua Hong Semiconductor Ltd. Class H	10,307,895	152,543
	CMOC Group Ltd. Class H	54,018,170	151,822
*,1	Li Auto Inc. Class A	17,674,369	147,704
*	Bilibili Inc.	4,212,508	144,320
	CSPC Pharmaceutical Group Ltd.	117,206,056	143,781
[1]	ZTO Express Cayman Inc.	6,484,750	143,184
*,1,2	Akeso Inc.	10,085,260	142,352
	H World Group Ltd.	28,608,860	137,401
	New Oriental Education & Technology Group Inc.	22,492,196	137,138
*,1	Horizon Robotics	125,442,000	131,727
*,1,2	SenseTime Group Inc. Class B	404,103,000	127,505
	China CITIC Bank Corp. Ltd. Class H	131,491,797	122,470
*,1	NIO Inc. Class A	25,680,974	122,431
*,2	JD Health International Inc.	15,216,345	122,425
	Tencent Music Entertainment Group ADR	7,269,418	121,981
	Sino Biopharmaceutical Ltd.	142,747,818	121,122
	New China Life Insurance Co. Ltd. Class H	14,307,732	116,342
	Full Truck Alliance Co. Ltd. ADR	11,707,744	115,907
	CITIC Ltd.	71,899,062	114,908
	Haier Smart Home Co. Ltd. Class H	34,044,125	112,234
*,1	J&T Global Express Ltd.	86,001,600	111,903

		Shares	Market Value ($000)
	People's Insurance Co. Group of China Ltd. Class H	128,350,106	111,604
	Zijin Mining Group Co. Ltd. Class A	19,270,767	107,833
	China Merchants Bank Co. Ltd. Class A	19,381,629	107,803
	Zhaojin Mining Industry Co. Ltd. Class H	24,248,192	106,648
[2]	China Tower Corp. Ltd. Class H	69,026,964	99,314
	Ping An Insurance Group Co. of China Ltd. Class A	10,198,347	97,892
[1]	Midea Group Co. Ltd. Class H	8,919,125	97,758
	China Overseas Land & Investment Ltd.	54,144,828	97,039
	Zhongji Innolight Co. Ltd. Class A	1,040,332	96,610
	Weichai Power Co. Ltd. Class H	28,421,364	96,338
	Yangzijiang Shipbuilding Holdings Ltd.	36,654,522	96,266
	Aluminum Corp. of China Ltd. Class H	55,094,012	96,198
	ENN Energy Holdings Ltd.	10,786,551	92,859
	Bank of Communications Co. Ltd. Class H	106,506,044	91,498
	China Mengniu Dairy Co. Ltd.	43,738,424	91,342
	Jiangxi Copper Co. Ltd. Class H	15,278,420	91,276
[2]	Postal Savings Bank of China Co. Ltd. Class H	138,216,794	90,118
[2]	WuXi AppTec Co. Ltd. Class H	6,323,571	89,985
	Foxconn Industrial Internet Co. Ltd. Class A	10,821,305	89,399
[1]	China Gold International Resources Corp. Ltd.	3,483,300	88,201
[2]	Guotai Haitong Securities Co. Ltd. Class H	41,287,679	87,879
[1]	Li Ning Co. Ltd.	33,589,224	87,835
	CITIC Securities Co. Ltd. Class H	23,354,825	87,401
	China Yangtze Power Co. Ltd. Class A	23,026,900	87,334
	Kanzhun Ltd. ADR	4,476,228	82,900
	Hygon Information Technology Co. Ltd. Class A	2,184,946	82,732
[1,2]	Hansoh Pharmaceutical Group Co. Ltd.	16,575,836	81,689
	Sunny Optical Technology Group Co. Ltd.	9,952,077	79,752
	Agricultural Bank of China Ltd. Class A	81,453,600	78,757
[2]	3SBio Inc.	25,964,641	77,422
	China Resources Beer Holdings Co. Ltd.	22,748,343	76,103
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,820,847	75,608
*	TAL Education Group ADR	5,938,963	75,425
	Industrial & Commercial Bank of China Ltd. Class A	72,264,198	75,371
[1]	Laopu Gold Co. Ltd. Class H	760,700	75,181
[1,2]	Shandong Gold Mining Co. Ltd. Class H	13,820,350	74,270
	China Galaxy Securities Co. Ltd. Class H	52,878,033	71,105
[1]	Contemporary Amperex Technology Co. Ltd. Class H	1,135,700	70,865
*	Alibaba Health Information Technology Ltd.	84,527,919	70,106
*,1	UBTech Robotics Corp. Ltd. Class H	3,906,750	69,736
[2]	China International Capital Corp. Ltd. Class H	25,652,822	69,524
*	Kingdee International Software Group Co. Ltd.	41,863,286	69,146
*,1	GDS Holdings Ltd. Class A	12,320,186	68,600
	BYD Co. Ltd. Class A	5,153,430	67,402
*,1	XtalPi Holdings Ltd.	43,521,000	67,226
[1]	Yankuang Energy Group Co. Ltd. Class H	46,001,805	67,021
	China Taiping Insurance Holdings Co. Ltd.	20,366,893	66,739
[1]	China Resources Power Holdings Co. Ltd.	28,786,882	65,571
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	37,257,225	65,460
[1,2]	CGN Power Co. Ltd. Class H	155,339,720	64,773
	Yum China Holdings Inc. (XHKG)	1,249,287	61,740
	Great Wall Motor Co. Ltd. Class H	33,678,951	57,379
*,2	Zhejiang Leapmotor Technology Co. Ltd. Class H	10,418,200	56,572
	Tsingtao Brewery Co. Ltd. Class H	8,928,719	56,505
[2]	China Resources Mixc Lifestyle Services Ltd.	9,545,690	56,453
	Kunlun Energy Co. Ltd.	54,898,728	56,248
	Vipshop Holdings Ltd. ADR	3,287,297	56,246
	Eoptolink Technology Inc. Ltd. Class A	932,821	56,127
	Kingsoft Corp. Ltd.	14,542,900	55,793
	Wuliangye Yibin Co. Ltd. Class A	3,653,735	55,157
	Anhui Conch Cement Co. Ltd. Class H	17,317,266	54,919
	Tongcheng Travel Holdings Ltd.	18,293,819	54,415
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	5,106,103	54,237
	Industrial Bank Co. Ltd. Class A	19,984,179	53,768
	CMOC Group Ltd. Class A	15,568,130	53,687
	Sinopharm Group Co. Ltd. Class H	19,975,327	53,299
*,1	GCL Technology Holdings Ltd.	374,833,000	51,859
	Luxshare Precision Industry Co. Ltd. Class A	6,812,861	50,521
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,013,478	50,297
	China Coal Energy Co. Ltd. Class H	34,124,441	49,944

		Shares	Market Value ($000)
	China Minsheng Banking Corp. Ltd. Class H	98,499,217	49,011
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	6,403,589	48,885
[1,2]	Meitu Inc.	49,331,704	48,730
	Minth Group Ltd.	10,290,408	48,447
	Bank of Communications Co. Ltd. Class A	50,364,991	47,959
	BYD Electronic International Co. Ltd.	11,078,874	47,305
[1,2]	Haidilao International Holding Ltd.	22,969,310	46,831
	CITIC Securities Co. Ltd. Class A	11,507,673	46,465
	NAURA Technology Group Co. Ltd. Class A	675,430	46,119
	CRRC Corp. Ltd. Class H	61,005,034	45,319
*	WuXi XDC Cayman Inc.	5,596,000	44,959
	China Longyuan Power Group Corp. Ltd. Class H	49,169,772	44,667
	Shanghai Pudong Development Bank Co. Ltd. Class A	30,720,672	44,367
[2]	Huatai Securities Co. Ltd. Class H	18,532,305	44,186
	Sinotruk Hong Kong Ltd.	9,591,475	44,046
	Huaneng Power International Inc. Class H	60,364,098	44,012
	XD Inc.	3,975,636	43,660
*,1	China Ruyi Holdings Ltd.	157,479,121	43,554
	China Pacific Insurance Group Co. Ltd. Class A	6,508,275	42,636
	Atour Lifestyle Holdings Ltd. ADR	1,184,195	42,323
	PetroChina Co. Ltd. Class A	26,083,470	41,423
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	777,100	41,371
	Tingyi Cayman Islands Holding Corp.	27,075,630	41,037
[1,2]	Longfor Group Holdings Ltd.	30,528,657	40,148
[1]	ZTE Corp. Class H	11,038,528	39,935
	Bosideng International Holdings Ltd.	64,688,417	39,479
[1,2]	Smoore International Holdings Ltd.	27,225,246	39,315
	China Gas Holdings Ltd.	39,498,553	39,125
*,2	JD Logistics Inc.	27,209,576	38,886
	China Shenhua Energy Co. Ltd. Class A	6,376,166	38,471
	Guotai Haitong Securities Co. Ltd.	13,485,914	38,452
	Wanhua Chemical Group Co. Ltd. Class A	2,972,983	37,645
[1]	China Nonferrous Mining Corp. Ltd.	18,973,316	37,606
*	Cambricon Technologies Corp. Ltd. Class A	206,465	37,364
	Guangdong Investment Ltd.	39,433,201	37,282
	China National Building Material Co. Ltd. Class H	51,666,002	37,163
	GF Securities Co. Ltd. Class H	15,814,186	36,903
	Far East Horizon Ltd.	36,789,309	36,801
*	Dongfeng Motor Group Co. Ltd. Class H	31,580,225	36,509
	China Railway Group Ltd. Class H	63,259,618	36,506
	China Resources Gas Group Ltd.	12,768,174	35,127
	Kingboard Holdings Ltd.	8,641,240	35,017
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,400,518	34,996
	Bank of China Ltd. Class A	45,103,000	34,838
	Hengan International Group Co. Ltd.	9,600,507	34,704
	China Merchants Port Holdings Co. Ltd.	17,143,261	34,503
*	Hesai Group ADR	1,440,380	34,382
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,860,543	33,975
	Muyuan Foods Co. Ltd. Class A	5,124,009	33,956
	Dongyue Group Ltd.	21,315,811	33,416
	China CSSC Holdings Ltd. Class A	6,883,164	33,223
	China Everbright Environment Group Ltd.	50,853,687	32,720
	WuXi AppTec Co. Ltd. Class A	2,327,696	31,902
*,1	Kingsoft Cloud Holdings Ltd.	35,529,915	31,565
	China Medical System Holdings Ltd.	17,424,045	31,255
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,146,487	31,206
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	276,170,000	31,099
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	14,570,446	31,058
[1]	MINISO Group Holding Ltd.	6,663,116	30,941
	Beijing Enterprises Holdings Ltd.	6,683,413	30,276
[1,2]	Giant Biogene Holding Co. Ltd.	7,033,400	29,929
*,1,2	NetEase Cloud Music Inc.	1,280,700	29,553
	Shaanxi Coal Industry Co. Ltd. Class A	9,146,904	29,298
	Advanced Micro-Fabrication Equipment Inc. China Class A	587,009	29,265
[1]	China Cinda Asset Management Co. Ltd. Class H	170,950,397	29,089
	China Oilfield Services Ltd. Class H	26,099,043	28,684
*,1	Genscript Biotech Corp.	17,424,403	28,602
[1]	Xinyi Solar Holdings Ltd.	65,879,252	28,476
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,551,757	28,409
	Ping An Bank Co. Ltd. Class A	18,204,013	28,371

		Shares	Market Value ($000)
	China State Construction Engineering Corp. Ltd. Class A	39,055,238	28,323
	GigaDevice Semiconductor Inc. Class A	627,861	28,315
*,2	Remegen Co. Ltd. Class H	2,622,820	28,258
[2]	China Feihe Ltd.	56,874,189	28,251
	Montage Technology Co. Ltd. Class A	1,081,225	28,222
	China Petroleum & Chemical Corp. Class A	29,760,436	27,898
	Haitian International Holdings Ltd.	9,008,058	27,866
[1]	China State Construction International Holdings Ltd.	23,066,645	27,708
	Bank of Ningbo Co. Ltd. Class A	6,220,442	27,706
	China Conch Venture Holdings Ltd.	20,155,534	27,540
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,154,863	27,538
	Shenzhen Inovance Technology Co. Ltd. Class A	2,540,314	27,317
*,2	China Literature Ltd.	5,932,677	27,155
*,2	Mobvista Inc.	14,188,000	27,061
	NARI Technology Co. Ltd. Class A	7,468,718	27,015
	East Money Information Co. Ltd. Class A	8,271,043	27,007
	Wanguo Gold Group Ltd.	17,597,000	26,736
	Sungrow Power Supply Co. Ltd. Class A	1,198,171	26,030
	Suzhou TFC Optical Communication Co. Ltd. Class A	730,396	26,002
*,1	Phancy Group Co. Ltd. Class H	4,044,600	25,924
	C&D International Investment Group Ltd.	12,476,833	25,701
	Hithink RoyalFlush Information Network Co. Ltd. Class A	507,031	25,463
	Country Garden Services Holdings Co. Ltd.	30,759,942	25,435
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,690,624	25,377
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	25,344
	China Construction Bank Corp. Class A	20,175,771	25,306
	Sany Heavy Industry Co. Ltd. Class A	8,005,865	25,257
[1]	China Power International Development Ltd.	60,394,568	25,193
	Bank of Jiangsu Co. Ltd. Class A	17,261,694	25,156
*,2	InnoCare Pharma Ltd. Class H	16,729,135	25,098
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,411,800	25,095
	JOYY Inc. ADR	389,248	25,048
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,377,778	24,918
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	16,037,124	24,638
	SF Holding Co. Ltd. Class A	4,557,381	24,593
*,1	Zai Lab Ltd.	14,757,920	24,535
	Lens Technology Co. Ltd. Class A	4,700,593	24,526
*,1,2	Ping An Healthcare & Technology Co. Ltd.	13,261,035	24,437
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,778,336	24,397
	Harbin Electric Co. Ltd. Class H	9,531,020	24,210
	Aluminum Corp. of China Ltd. Class A	12,017,800	24,148
	Luzhou Laojiao Co. Ltd. Class A	1,384,206	24,040
	China National Nuclear Power Co. Ltd. Class A	19,317,931	23,924
	New China Life Insurance Co. Ltd. Class A	1,997,191	23,904
*,2	Ascentage Pharma Group International	3,881,428	23,883
*	Qinghai Salt Lake Industry Co. Ltd. Class A	5,021,466	23,692
[2]	Yadea Group Holdings Ltd.	16,720,488	23,625
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,878,109	23,514
	Qfin Holdings Inc. Class A ADR	1,508,506	23,457
*,1	Nine Dragons Paper Holdings Ltd.	22,225,711	23,415
*,1	Microport Scientific Corp.	15,425,039	23,236
	Zhongjin Gold Corp. Ltd. Class A	4,584,785	23,184
[1]	Jiangsu Expressway Co. Ltd. Class H	17,571,059	23,182
	Huatai Securities Co. Ltd. Class A	6,991,400	23,080
[1]	China Communications Services Corp. Ltd. Class H	37,949,501	23,047
	Shenzhen International Holdings Ltd.	19,912,834	22,943
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,007,578	22,779
	TCL Electronics Holdings Ltd.	14,726,213	22,639
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,133,324	22,587
	Shengyi Technology Co. Ltd. Class A	2,279,300	22,526
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	35,104,150	22,476
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,406,835	22,361
	RLX Technology Inc. ADR	9,595,757	22,166
*	Air China Ltd. Class H	24,754,218	22,095
	Brilliance China Automotive Holdings Ltd.	42,568,000	22,010
	Weichai Power Co. Ltd. Class A	6,436,500	21,985
*,1	HUTCHMED China Ltd.	7,331,483	21,929
	China Reinsurance Group Corp. Class H	97,132,308	21,890
*,1	Damai Entertainment Holdings Ltd.	173,161,139	21,858
	Kingboard Laminates Holdings Ltd.	11,631,229	21,838

		Shares	Market Value ($000)
	China United Network Communications Ltd. Class A	29,563,300	21,740
[1]	Zhejiang Expressway Co. Ltd. Class H	23,035,562	21,739
*,1	RoboSense Technology Co. Ltd.	4,986,200	21,685
	Baoshan Iron & Steel Co. Ltd. Class A	20,530,444	21,487
*,2	Keymed Biosciences Inc.	3,002,291	21,358
	Haier Smart Home Co. Ltd. Class A	5,908,994	21,352
	China Jinmao Holdings Group Ltd.	95,847,558	21,229
*,1,2	East Buy Holding Ltd.	6,210,341	21,220
	Sinopec Engineering Group Co. Ltd. Class H	22,260,326	21,155
[1]	AviChina Industry & Technology Co. Ltd. Class H	39,706,655	21,062
[1]	Greentown China Holdings Ltd.	14,709,750	21,054
	ZTE Corp. Class A	3,794,764	20,975
	China Everbright Bank Co. Ltd. Class A	43,917,109	20,974
	Gree Electric Appliances Inc. of Zhuhai Class A	3,758,783	20,943
	BOE Technology Group Co. Ltd. Class A	33,279,200	20,933
[1]	Goldwind Science & Technology Co. Ltd. Class H	11,203,663	20,920
	Shennan Circuits Co. Ltd. Class A	625,268	20,894
	CRRC Corp. Ltd. Class A	22,916,800	20,806
*	Shanghai Electric Group Co. Ltd. Class H	38,402,589	20,631
	Chinasoft International Ltd.	31,722,258	20,417
*,1	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	2,318,400	20,324
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,494,900	19,998
	Wasion Holdings Ltd.	6,530,000	19,943
	Postal Savings Bank of China Co. Ltd. Class A	27,368,673	19,925
[1]	Sunshine Insurance Group Co. Ltd. Class H	36,420,684	19,793
	OmniVision Integrated Circuits Group Inc.	1,133,841	19,791
	Autohome Inc. ADR	897,179	19,774
	Fufeng Group Ltd.	18,256,124	19,755
[1]	Beijing Enterprises Water Group Ltd.	57,368,578	19,750
[1]	TravelSky Technology Ltd. Class H	14,500,068	19,721
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,266,752	19,711
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,686,900	19,572
	Rongsheng Petrochemical Co. Ltd. Class A	9,123,064	19,361
*,1	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,362,500	19,357
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,729,300	19,289
[1]	China Everbright Bank Co. Ltd. Class H	45,867,762	19,118
[1,2]	CSC Financial Co. Ltd. Class H	11,853,945	19,107
	Iflytek Co. Ltd. Class A	2,223,750	19,045
[1]	Dongfang Electric Corp. Ltd. Class H	5,803,500	18,915
*,1	XXF Group Holdings Ltd.	12,952,500	18,853
	GF Securities Co. Ltd. Class A	5,797,188	18,743
*	China Southern Airlines Co. Ltd. Class H	24,876,505	18,470
*	LONGi Green Energy Technology Co. Ltd. Class A	7,173,288	18,458
	TBEA Co. Ltd. Class A	4,685,399	18,237
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	4,063,500	18,224
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,774,860	18,222
	Jiangxi Copper Co. Ltd. Class A	2,017,401	18,115
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,810,350	18,107
	China Minsheng Banking Corp. Ltd. Class A	33,474,400	18,065
	Zangge Mining Co. Ltd. Class A	1,455,479	18,065
	Anhui Gujing Distillery Co. Ltd. Class B	1,720,423	17,933
*,1	Sunac China Holdings Ltd.	115,738,000	17,919
*,1	China Eastern Airlines Corp. Ltd. Class H	25,757,864	17,852
	Bank of Shanghai Co. Ltd. Class A	13,393,760	17,807
	Avary Holding Shenzhen Co. Ltd. Class A	2,164,713	17,763
	Bank of Nanjing Co. Ltd. Class A	11,660,248	17,666
	Eastroc Beverage Group Co. Ltd. Class A	489,070	17,588
[2]	Simcere Pharmaceutical Group Ltd.	11,735,248	17,570
	SAIC Motor Corp. Ltd. Class A	8,625,472	17,537
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,700,882	17,509
	Eve Energy Co. Ltd. Class A	1,907,258	17,498
	XCMG Construction Machinery Co. Ltd. Class A	11,149,364	17,231
[1]	Fosun International Ltd.	32,210,006	17,137
	Uni-President China Holdings Ltd.	16,872,074	17,107
	Ningbo Tuopu Group Co. Ltd. Class A	1,634,961	16,967
	Fuyao Glass Industry Group Co. Ltd. Class A	1,899,300	16,871
	China Merchants Securities Co. Ltd. Class A	6,841,522	16,838
	Hengli Petrochemical Co. Ltd. Class A	4,454,620	16,724
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,416,390	16,643
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,256,472	16,545

		Shares	Market Value ($000)
	AECC Aviation Power Co. Ltd. Class A	2,475,006	16,501
*,1,2	CALB Group Co. Ltd. Class H	5,213,800	16,442
	China Three Gorges Renewables Group Co. Ltd. Class A	27,615,500	16,337
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,333,660	16,185
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,056,300	16,177
	Sinotrans Ltd. Class H	24,242,079	16,084
	China Railway Group Ltd. Class A	19,473,700	15,967
	Bank of Hangzhou Co. Ltd. Class A	6,824,004	15,873
*	Shenzhen Longsys Electronics Co. Ltd. Class A	327,615	15,710
[1]	SF Holding Co. Ltd. Class H	3,445,600	15,688
	Yunnan Aluminium Co. Ltd. Class A	3,267,000	15,632
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	15,563
*,1	China Vanke Co. Ltd. Class H	31,940,061	15,520
[1]	Grand Pharmaceutical Group Ltd.	15,497,403	15,507
[1]	China Everbright Ltd.	12,356,287	15,497
[1,2]	China Resources Pharmaceutical Group Ltd.	26,615,703	15,495
	Victory Giant Technology Huizhou Co. Ltd. Class A	409,062	15,434
*	Daqo New Energy Corp. ADR	621,174	15,355
	Ganfeng Lithium Group Co. Ltd. Class A	1,564,251	15,326
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,817,100	15,318
	Shenzhen Envicool Technology Co. Ltd. Class A	994,661	15,313
	CSC Financial Co. Ltd. Class A	4,413,160	15,264
[1]	Guangzhou Automobile Group Co. Ltd. Class H	32,293,508	15,162
	Bank of Beijing Co. Ltd. Class A	19,868,814	15,152
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,236,085	15,132
[3]	ANE Cayman Inc.	9,601,000	14,997
*	iQIYI Inc. ADR	7,181,317	14,937
[1]	Zhongsheng Group Holdings Ltd.	10,020,897	14,929
*,1,2	Weimob Inc.	48,242,666	14,913
	Xtep International Holdings Ltd.	22,659,841	14,893
	Consun Pharmaceutical Group Ltd.	6,428,994	14,864
[1]	Mao Geping Cosmetics Co. Ltd. Class H	1,314,500	14,579
*	Shanghai Electric Group Co. Ltd. Class A	11,589,335	14,505
	Shanghai United Imaging Healthcare Co. Ltd. Class A	771,580	14,350
	Lingyi iTech Guangdong Co. Class A	6,793,700	14,307
*	China Eastern Airlines Corp. Ltd. Class A	18,216,610	14,242
*	Air China Ltd. Class A	11,888,400	14,192
	Focus Media Information Technology Co. Ltd. Class A	13,684,272	14,180
	Zhejiang Juhua Co. Ltd. Class A	2,503,746	14,172
	China Galaxy Securities Co. Ltd. Class A	6,533,519	14,115
[1]	Hisense Home Appliances Group Co. Ltd. Class H	4,799,133	14,099
	Shoucheng Holdings Ltd.	53,798,332	14,022
	Baiyin Nonferrous Group Co. Ltd. Class A	7,345,700	13,922
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,134,776	13,921
*	Kuang-Chi Technologies Co. Ltd. Class A	2,035,900	13,907
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,885,406	13,895
	Wens Foodstuff Group Co. Ltd. Class A	6,183,288	13,878
[1]	Yihai International Holding Ltd.	7,321,377	13,795
	Aier Eye Hospital Group Co. Ltd. Class A	8,654,484	13,791
	China Tobacco International HK Co. Ltd.	2,775,123	13,688
	Yunnan Baiyao Group Co. Ltd. Class A	1,704,555	13,642
	China International Capital Corp. Ltd. Class A	2,732,049	13,576
	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,836,200	13,513
	Daqin Railway Co. Ltd. Class A	18,697,800	13,508
[1]	West China Cement Ltd.	28,002,756	13,454
	Anhui Conch Cement Co. Ltd. Class A	3,807,900	13,438
[1,2]	Yixin Group Ltd.	36,791,000	13,350
	Power Construction Corp. of China Ltd. Class A	16,346,502	13,316
*,2	Tuhu Car Inc. Class A	6,663,700	13,282
	Piotech Inc. Class A	260,010	13,176
[1]	China Zheshang Bank Co. Ltd. Class H	41,116,000	13,170
	SDIC Power Holdings Co. Ltd. Class A	7,178,703	13,168
	Weibo Corp. Class A	1,233,099	13,167
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,607,900	13,089
	People's Insurance Co. Group of China Ltd. Class A	9,852,399	13,052
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	563,956	13,016
	TCL Technology Group Corp. Class A	18,595,040	13,000
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	49,275,682	12,994
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	525,152	12,906
*	China Southern Airlines Co. Ltd. Class A	12,388,900	12,839

		Shares	Market Value ($000)
[2]	Topsports International Holdings Ltd.	35,408,479	12,838
	Lonking Holdings Ltd.	31,065,798	12,743
	Shanjin International Gold Co. Ltd. Class A	2,641,918	12,734
	COSCO SHIPPING Ports Ltd.	16,005,910	12,683
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	12,662
	Huaxia Bank Co. Ltd. Class A	13,798,334	12,590
	China Merchants Energy Shipping Co. Ltd. Class A	7,702,000	12,559
[1,2]	China Merchants Securities Co. Ltd. Class H	6,690,425	12,496
*	Biwin Storage Technology Co. Ltd. Class A	467,728	12,488
	China CITIC Bank Corp. Ltd. Class A	12,049,977	12,461
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,762,317	12,452
	China Suntien Green Energy Corp. Ltd. Class H	24,250,313	12,446
	IEIT Systems Co. Ltd. Class A	1,376,652	12,406
*,1	Lifetech Scientific Corp.	52,788,619	12,364
	Goldwind Science & Technology Co. Ltd. Class A	3,287,733	12,341
	Sihuan Pharmaceutical Holdings Group Ltd.	60,741,035	12,274
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	965,573	12,269
[1]	Datang International Power Generation Co. Ltd. Class H	40,758,302	12,249
	CIMC Enric Holdings Ltd.	8,618,208	12,224
*	Newborn Town Inc.	8,306,747	12,215
[1]	Huadian Power International Corp. Ltd. Class H	23,026,209	12,178
	GoerTek Inc. Class A	3,246,086	12,154
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	11,988
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	11,978
*	Lufax Holding Ltd. ADR	4,500,113	11,970
*	Seazen Group Ltd.	35,840,348	11,964
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,167,400	11,948
[1]	Yuexiu Property Co. Ltd.	20,480,657	11,932
	JCET Group Co. Ltd. Class A	1,672,081	11,892
*,1	Tianqi Lithium Corp. Class H	1,897,400	11,849
[1,2]	Orient Securities Co. Ltd. Class H	13,594,098	11,838
	Tianshan Aluminum Group Co. Ltd. Class A	4,412,527	11,833
	Shougang Fushan Resources Group Ltd.	28,076,840	11,832
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,198,480	11,819
*,2	Evergrande Property Services Group Ltd.	76,024,500	11,772
	Shanghai Industrial Holdings Ltd.	6,126,014	11,743
	China Jushi Co. Ltd. Class A	3,812,488	11,719
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,143,526	11,688
	Zhejiang NHU Co. Ltd. Class A	2,896,420	11,621
	360 Security Technology Inc. Class A	6,650,891	11,612
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,665	11,607
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,453,380	11,581
	Giant Network Group Co. Ltd. Class A	1,827,700	11,554
	Poly Property Services Co. Ltd. Class H	2,653,172	11,519
	Lens Technology Co. Ltd. Class H	3,068,200	11,508
	Western Mining Co. Ltd. Class A	2,277,167	11,471
	Hengtong Optic-electric Co. Ltd. Class A	2,276,760	11,454
	Guangdong Haid Group Co. Ltd. Class A	1,543,258	11,447
	Yankuang Energy Group Co. Ltd. Class A	5,440,155	11,440
	JinkoSolar Holding Co. Ltd. ADR	444,099	11,382
	Greentown Service Group Co. Ltd.	19,538,059	11,360
	Shannon Semiconductor Technology Co. Ltd. Class A	472,600	11,358
[2]	China Railway Signal & Communication Corp. Ltd. Class H	24,227,444	11,355
	Sharetronic Data Technology Co. Ltd. Class A	347,480	11,350
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,422,267	11,326
	Hello Group Inc. Class A ADR	1,658,658	11,312
	GD Power Development Co. Ltd. Class A	16,972,670	11,307
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,264,370	11,298
	Shanghai Rural Commercial Bank Co. Ltd. Class A	9,139,720	11,294
*	Tianqi Lithium Corp. Class A	1,444,090	11,220
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,692,835	11,214
	Shanghai Baosight Software Co. Ltd. Class B	10,426,046	11,200
*	Tongwei Co. Ltd. Class A	4,238,043	11,095
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,812,667	11,019
	China International Marine Containers Group Co. Ltd. Class H	9,685,616	11,013
[1]	China Water Affairs Group Ltd.	15,895,909	10,972
	Satellite Chemical Co. Ltd. Class A	3,124,848	10,946
	Poly Developments & Holdings Group Co. Ltd. Class A	11,155,325	10,931
	China Lesso Group Holdings Ltd.	14,052,416	10,795
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	10,790

		Shares	Market Value ($000)
	Sanan Optoelectronics Co. Ltd. Class A	4,634,981	10,775
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	10,764
	China Resources Microelectronics Ltd. Class A	1,169,690	10,729
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	26,757,600	10,711
	China Energy Engineering Corp. Ltd. Class A	30,615,038	10,705
	Rockchip Electronics Co. Ltd. Class A	389,286	10,692
	TongFu Microelectronics Co. Ltd. Class A	1,417,502	10,659
	China Tourism Group Duty Free Corp. Ltd. Class A	829,192	10,657
	Chongqing Changan Automobile Co. Ltd. Class B	20,598,199	10,651
[1]	Weilong Delicious Global Holdings Ltd.	6,691,000	10,568
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,804,252	10,562
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,955,346	10,556
*,1,2	Luye Pharma Group Ltd.	29,697,539	10,549
*	Abbisko Cayman Ltd.	6,584,000	10,539
	Anhui Expressway Co. Ltd. Class H	5,923,025	10,515
	Dongfang Electric Corp. Ltd. Class A	2,924,100	10,457
	Metallurgical Corp. of China Ltd. Class H	44,164,697	10,448
	Guosen Securities Co. Ltd. Class A	5,782,852	10,430
[1,2]	ZJLD Group Inc.	9,012,000	10,425
	Hgtech Co. Ltd. Class A	932,500	10,386
*,1,2	Jinxin Fertility Group Ltd.	33,170,015	10,360
	China Overseas Property Holdings Ltd.	18,592,294	10,351
	Huaqin Technology Co. Ltd. Class A	832,200	10,316
[2]	Genertec Universal Medical Group Co. Ltd.	13,116,425	10,308
	Orient Securities Co. Ltd. Class A	6,967,515	10,258
	Shenzhen Sunway Communication Co. Ltd. Class A	890,435	10,228
	Yuanjie Semiconductor Technology Co. Ltd. Class A	86,740	10,204
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,178,200	10,186
	Seres Group Co. Ltd. Class A	678,100	10,173
*	FIH Mobile Ltd.	3,978,856	10,171
	Shanghai International Airport Co. Ltd. Class A	2,287,836	10,136
*	Beijing Compass Technology Development Co. Ltd. Class A	567,505	10,119
	Ningbo Deye Technology Co. Ltd. Class A	836,376	10,104
	CNPC Capital Co. Ltd. Class A	7,768,157	10,059
	Shenzhen Megmeet Electrical Co. Ltd. Class A	550,425	9,993
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	9,928
	China XD Electric Co. Ltd. Class A	4,743,383	9,876
	Sinoma Science & Technology Co. Ltd. Class A	1,595,172	9,852
*,1	COFCO Joycome Foods Ltd.	45,851,541	9,844
	Nexchip Semiconductor Corp. Class A	1,857,495	9,759
*	Hainan Airlines Holding Co. Ltd. Class A	39,978,922	9,724
[1]	China Energy Engineering Corp. Ltd. Class H	66,100,185	9,723
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,635,084	9,654
[2]	Qingdao Port International Co. Ltd. Class H	10,040,832	9,650
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,964,753	9,621
	Unisplendour Corp. Ltd. Class A	2,658,247	9,564
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	792,622	9,550
*	Skyverse Technology Co. Ltd. Class A	357,289	9,524
*	Kunlun Tech Co. Ltd. Class A	1,184,245	9,484
	Huizhou Desay Sv Automotive Co. Ltd. Class A	538,319	9,476
	Yunnan Yuntianhua Co. Ltd. Class A	1,716,173	9,433
	Sinofert Holdings Ltd.	43,226,198	9,405
*	QuantumCTek Co. Ltd. Class A	104,500	9,345
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	45,519,906	9,272
*	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	9,268
*	Vnet Group Inc. ADR	879,267	9,259
	Ingenic Semiconductor Co. Ltd. Class A	448,646	9,254
	China Coal Energy Co. Ltd. Class A	4,700,254	9,228
*	Beijing Capital International Airport Co. Ltd. Class H	27,052,191	9,199
[1]	JF SmartInvest Holdings Ltd.	2,074,300	9,183
	Wolong Electric Group Co. Ltd. Class A	1,451,040	9,175
*,1	DPC Dash Ltd.	1,079,500	9,143
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	9,139
[1]	Tianneng Power International Ltd.	9,765,375	9,138
	Yutong Bus Co. Ltd. Class A	2,050,400	9,125
	Bank of Chengdu Co. Ltd. Class A	3,928,227	9,113
	Gotion High-tech Co. Ltd. Class A	1,665,900	9,108
*	EHang Holdings Ltd. ADR	709,434	9,059
	Sichuan Chuantou Energy Co. Ltd. Class A	4,512,676	9,041
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,544,100	9,021

		Shares	Market Value ($000)
	Yangzijiang Financial Holding Ltd.	32,218,058	8,973
	Sangfor Technologies Inc. Class A	389,394	8,970
	Hwatsing Technology Co. Ltd. Class A	328,163	8,928
*	Loongson Technology Corp. Ltd. Class A	370,791	8,897
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	228,340	8,834
	China Zheshang Bank Co. Ltd. Class A	21,055,230	8,817
	Huafon Chemical Co. Ltd. Class A	4,755,805	8,812
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	1,016,800	8,809
*	Hua Hong Semiconductor Ltd. Class A	394,106	8,769
	Founder Securities Co. Ltd. Class A	7,751,570	8,767
*,2	Legend Holdings Corp. Class H	7,936,853	8,759
	Everbright Securities Co. Ltd. Class A	3,623,200	8,738
	Geovis Technology Co. Ltd. Class A	858,327	8,733
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,461,600	8,731
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	274,388	8,714
	SUPCON Technology Co. Ltd. Class A	723,267	8,713
	Huaneng Power International Inc. Class A	8,571,976	8,705
	Great Wall Motor Co. Ltd. Class A	2,920,964	8,695
*	Dosilicon Co. Ltd. Class A	452,776	8,693
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,181,570	8,635
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	215,588	8,615
[1]	Onewo Inc. Class H	3,430,900	8,599
	RoboTechnik Intelligent Technology Co. Ltd. Class A	156,700	8,581
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	8,562
	Shenzhen Kinwong Electronic Co. Ltd. Class A	923,660	8,519
	Beijing Kingsoft Office Software Inc. Class A	175,997	8,519
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,752,600	8,511
[1]	Poly Property Group Co. Ltd.	28,207,730	8,494
	Yunnan Tin Co. Ltd. Class A	1,512,373	8,490
	Industrial Securities Co. Ltd. Class A	8,562,010	8,472
*	Jinko Solar Co. Ltd. Class A	9,281,961	8,451
	Huayu Automotive Systems Co. Ltd. Class A	3,043,405	8,423
*,1	Flat Glass Group Co. Ltd. Class H	6,023,777	8,418
	Huadong Medicine Co. Ltd. Class A	1,620,263	8,411
*,3	New Horizon Health Ltd.	4,645,117	8,408
	Huaxin Building Materials Group Co. Ltd. Class H	3,523,472	8,395
*	Sunshine Lake Pharma Co. Ltd. Class H	1,531,191	8,371
	Leo Group Co. Ltd. Class A	6,242,000	8,342
*	United Nova Technology Co. Ltd. Class A	7,628,759	8,329
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,166,799	8,312
	Sinomine Resource Group Co. Ltd. Class A	683,675	8,308
	Zhejiang Dahua Technology Co. Ltd. Class A	3,045,493	8,302
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,571,759	8,295
	Zhejiang Chint Electrics Co. Ltd. Class A	1,967,302	8,274
	Bank of Chongqing Co. Ltd. Class H	8,188,046	8,238
*	National Silicon Industry Group Co. Ltd. Class A	2,545,348	8,205
	Shanghai Electric Power Co. Ltd. Class A	2,671,808	8,179
	CGN Power Co. Ltd. Class A	14,670,700	8,126
	China Overseas Grand Oceans Group Ltd.	23,895,402	8,085
[1]	Tiangong International Co. Ltd.	18,463,510	8,066
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	8,061
	Shengyi Electronics Co. Ltd. Class A	634,720	8,044
	Shanghai Putailai New Energy Technology Group Co. Ltd.	2,027,324	8,029
	Hundsun Technologies Inc. Class A	1,792,351	8,002
	YTO Express Group Co. Ltd. Class A	3,282,845	7,972
[1]	Gushengtang Holdings Ltd.	2,107,696	7,957
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,078,100	7,923
	Accelink Technologies Co. Ltd. Class A	761,100	7,904
*	Skyworth Group Ltd.	8,640,344	7,868
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,217,425	7,812
	Lee & Man Paper Manufacturing Ltd.	17,082,016	7,808
*,2	Alphamab Oncology	6,827,959	7,783
	Metallurgical Corp. of China Ltd. Class A	17,262,194	7,771
	China BlueChemical Ltd. Class H	22,287,366	7,749
	Shenzhen Expressway Corp. Ltd. Class H	8,046,965	7,730
	Jinduicheng Molybdenum Co. Ltd. Class A	2,640,400	7,729
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,809,594	7,686
	Livzon Pharmaceutical Group Inc. Class H	2,036,405	7,663
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	7,651
	Beijing Enlight Media Co. Ltd. Class A	2,715,180	7,635

		Shares	Market Value ($000)
	CSI Solar Co. Ltd. Class A	3,461,438	7,630
*	China Rare Earth Resources & Technology Co. Ltd. Class A	982,400	7,594
	Hunan Gold Corp. Ltd. Class A	1,469,546	7,574
[1]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,111,267	7,552
[1]	China Resources Beverage Holdings Co. Ltd.	5,852,800	7,541
	Anhui Gujing Distillery Co. Ltd. Class A	395,337	7,511
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,509
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,532,600	7,457
[1]	Fu Shou Yuan International Group Ltd.	22,501,420	7,439
	Kingnet Network Co. Ltd. Class A	2,075,700	7,433
	Yunnan Copper Co. Ltd. Class A	1,980,800	7,427
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	920,400	7,425
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,546,728	7,408
	Spring Airlines Co. Ltd. Class A	915,500	7,404
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,248,921	7,386
	Q Technology Group Co. Ltd.	6,190,379	7,384
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,448,928	7,356
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	529,844	7,331
	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,296
	Western Superconducting Technologies Co. Ltd. Class A	596,930	7,272
	China National Chemical Engineering Co. Ltd. Class A	5,645,843	7,229
	Empyrean Technology Co. Ltd. Class A	482,083	7,160
*	Founder Technology Group Corp. Class A	4,389,400	7,120
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,051,527	7,099
	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	7,096
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,592,500	7,081
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	7,080
	Anker Innovations Technology Co. Ltd. Class A	493,420	7,072
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,015,800	7,048
[1]	Towngas Smart Energy Co. Ltd.	15,011,733	7,047
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	327,442	7,006
	COSCO SHIPPING Development Co. Ltd. Class H	49,071,512	6,978
	Shanghai Baosight Software Co. Ltd. Class A	2,122,552	6,973
*,1	Maanshan Iron & Steel Co. Ltd. Class H	20,158,000	6,971
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	6,963
	Sailun Group Co. Ltd. Class A	3,043,343	6,938
	Ming Yang Smart Energy Group Ltd. Class A	2,075,183	6,928
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,209,936	6,927
	Tongkun Group Co. Ltd. Class A	2,192,760	6,897
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	863,900	6,888
	LB Group Co. Ltd. Class A	2,159,900	6,887
	China Resources Building Materials Technology Holdings Ltd.	31,451,498	6,874
	EverProX Technologies Co. Ltd. Class A	296,300	6,869
*	Yonyou Network Technology Co. Ltd. Class A	3,148,985	6,864
*	China Greatwall Technology Group Co. Ltd. Class A	3,005,400	6,862
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,537,031	6,846
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,884,088	6,804
[1]	JNBY Design Ltd.	2,748,664	6,796
	Sinopec Kantons Holdings Ltd.	12,206,714	6,776
	Raytron Technology Co. Ltd. Class A	416,759	6,771
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	6,761
	Zheshang Securities Co. Ltd. Class A	4,388,661	6,757
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,442,850	6,737
*	Sensteed Hi-tech Group Class A	10,058,500	6,733
*	Yunnan Energy New Material Group Co. Ltd. Class A	917,230	6,730
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	6,718
*,1,2	Yidu Tech Inc.	9,035,695	6,698
[1]	China Modern Dairy Holdings Ltd.	33,671,317	6,690
	Neway Valve Suzhou Co. Ltd. Class A	765,800	6,669
	CNGR Advanced Material Co. Ltd. Class A	845,058	6,661
	Zhejiang Longsheng Group Co. Ltd. Class A	3,025,505	6,628
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,789,900	6,620
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,657,267	6,614
*	Chongqing Afari Technology Co. Ltd. Class A	4,315,000	6,576
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	169,374	6,570
	ACM Research Shanghai Inc. Class A	242,239	6,563
[1]	SSY Group Ltd.	17,286,411	6,547
[1,2]	Angelalign Technology Inc.	745,678	6,546
	Tianshui Huatian Technology Co. Ltd. Class A	2,998,345	6,526
*	Hopson Development Holdings Ltd.	14,642,216	6,522

		Shares	Market Value ($000)
	Mango Excellent Media Co. Ltd. Class A	1,776,599	6,508
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,654,200	6,505
	JCHX Mining Management Co. Ltd. Class A	577,834	6,504
*	Wingtech Technology Co. Ltd. Class A	1,148,846	6,502
*	Sichuan Huafeng Technology Co. Ltd. Class A	481,550	6,502
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	6,492
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	6,492
	Shandong Sun Paper Industry JSC Ltd. Class A	2,680,900	6,483
[1]	First Tractor Co. Ltd. Class H	5,514,714	6,480
	Shenzhen SC New Energy Technology Corp. Class A	325,906	6,461
	Olympic Circuit Technology Co. Ltd. Class A	720,500	6,451
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,408,800	6,443
	Changjiang Securities Co. Ltd. Class A	5,169,432	6,440
	Yealink Network Technology Corp. Ltd. Class A	1,163,005	6,420
*	China Vanke Co. Ltd. Class A	9,109,238	6,399
	XTC New Energy Materials Xiamen Co. Ltd. Class A	513,058	6,369
	SDIC Capital Co. Ltd. Class A	5,743,800	6,355
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	701,637	6,351
	SooChow Securities Co. Ltd. Class A	4,608,877	6,350
	Isoftstone Information Technology Group Co. Ltd. Class A	918,678	6,340
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,129,280	6,330
	Beijing New Building Materials plc Class A	1,568,735	6,299
*,2	BAIC Motor Corp. Ltd. Class H	26,525,954	6,278
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	501,672	6,268
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,578,850	6,254
[1]	Sichuan Expressway Co. Ltd. Class H	8,741,253	6,244
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	6,242
	Tsingtao Brewery Co. Ltd. Class A	721,758	6,240
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,540,261	6,231
	Huaneng Lancang River Hydropower Inc. Class A	4,761,800	6,223
*	Sichuan Hongda Co. Ltd. Class A	2,679,200	6,219
[1]	Tianli International Holdings Ltd.	17,273,057	6,217
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,598,178	6,188
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,416,720	6,186
	Shenghe Resources Holding Co. Ltd. Class A	1,608,700	6,176
[1,2]	Blue Moon Group Holdings Ltd.	17,162,272	6,171
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	6,165
	Henan Shijia Photons Technology Co. Ltd. Class A	464,723	6,158
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,083,980	6,149
[1,2]	AsiaInfo Technologies Ltd.	5,607,627	6,148
	Yuexiu Transport Infrastructure Ltd.	10,154,245	6,147
	Haisco Pharmaceutical Group Co. Ltd. Class A	842,263	6,142
	SG Micro Corp. Class A	565,431	6,141
	Zhongtai Securities Co. Ltd. Class A	6,647,855	6,114
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	6,106
	Leader Harmonious Drive Systems Co. Ltd. Class A	185,261	6,106
	Huadian Power International Corp. Ltd. Class A	8,647,572	6,096
	PAX Global Technology Ltd.	9,658,609	6,095
	GEM Co. Ltd. Class A	4,722,320	6,092
*	Addsino Co. Ltd. Class A	1,486,300	6,086
	Jiangsu Yoke Technology Co. Ltd. Class A	437,400	6,062
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	6,033
	Sichuan Changhong Electric Co. Ltd. Class A	4,293,700	6,021
*	CCOOP Group Co. Ltd. Class A	17,138,700	5,994
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	725,386	5,964
	Kingsemi Co. Ltd. Class A	199,647	5,963
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,112,997	5,953
	Advanced Fiber Resources Zhuhai Ltd. Class A	257,365	5,953
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,134,686	5,949
	Hubei Dinglong Co. Ltd. Class A	927,300	5,944
	Hangzhou First Applied Material Co. Ltd. Class A	2,425,889	5,939
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	5,935
	Dongxing Securities Co. Ltd. Class A	2,967,222	5,933
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	5,932
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	136,482	5,915
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,293,800	5,905
	Shenzhen MTC Co. Ltd. Class A	4,222,900	5,888
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,001,400	5,847
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	507,907	5,842
	Health & Happiness H&H International Holdings Ltd.	2,977,807	5,830

		Shares	Market Value ($000)
	Dazhong Mining Co. Ltd. Class A	1,427,980	5,820
[1]	China Risun Group Ltd.	16,527,094	5,816
	Shengda Resources Co. Ltd. Class A	693,600	5,815
	Datang International Power Generation Co. Ltd. Class A	10,683,311	5,808
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	266,398	5,805
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,658,847	5,788
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,313,573	5,785
	Wangsu Science & Technology Co. Ltd. Class A	2,426,000	5,768
*	Suzhou Centec Communications Co. Ltd. Class A	258,502	5,763
[1,2]	AK Medical Holdings Ltd.	7,715,497	5,762
	China Foods Ltd.	10,388,706	5,755
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,910,061	5,753
	CGN New Energy Holdings Co. Ltd.	17,057,506	5,745
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	5,735
	Guangzhou Haige Communications Group Inc. Co. Class A	2,277,259	5,728
	JL Mag Rare-Earth Co. Ltd. Class A	1,058,853	5,724
	GalaxyCore Inc. Class A	2,460,636	5,703
	Hunan Valin Steel Co. Ltd. Class A	6,331,440	5,697
*,2	CanSino Biologics Inc. Class H	1,259,702	5,683
*	China National Software & Service Co. Ltd. Class A	874,298	5,679
	Guobo Electronics Co. Ltd. Class A	312,127	5,678
	China Education Group Holdings Ltd.	14,547,248	5,666
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	728,493	5,649
	Imeik Technology Development Co. Ltd. Class A	280,660	5,644
*	Sai Micro Electronics Inc. Class A	752,574	5,642
	Dajin Heavy Industry Co. Ltd. Class A	637,200	5,639
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	709,320	5,638
*	Orbbec Inc. Class A	408,959	5,606
	Shenzhen Kedali Industry Co. Ltd. Class A	252,005	5,602
*	Tianfeng Securities Co. Ltd. Class A	9,420,800	5,596
	Zhejiang Cfmoto Power Co. Ltd. Class A	154,200	5,585
	Maxscend Microelectronics Co. Ltd. Class A	495,605	5,577
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,269	5,572
[1]	Chervon Holdings Ltd.	1,800,600	5,568
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	367,500	5,556
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,273,507	5,545
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,823,516	5,545
	Fujian Wanchen Food Group Co. Ltd. Class A	190,300	5,544
	Cathay Biotech Inc. Class A	662,190	5,540
	Delton Technology Guangzhou Inc. Class A	367,000	5,536
	Jiangsu Financial Leasing Co. Ltd. Class A	6,038,427	5,534
	Caitong Securities Co. Ltd. Class A	4,129,990	5,532
*,1,2	Bairong Inc. Class B	3,887,000	5,525
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,089,279	5,520
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,793,640	5,514
[2]	China East Education Holdings Ltd.	7,542,127	5,510
	Jiangsu Etern Co. Ltd. Class A	1,456,200	5,509
	Hangzhou GreatStar Industrial Co. Ltd.	1,108,000	5,489
*	Seazen Holdings Co. Ltd. Class A	2,156,235	5,487
	Sun Art Retail Group Ltd.	27,792,328	5,479
	Beijing Tong Ren Tang Co. Ltd. Class A	1,255,334	5,479
	Guangdong Hongda Holdings Group Co. Ltd. Class A	776,900	5,478
*	Angang Steel Co. Ltd. Class H	21,115,121	5,472
	Ecovacs Robotics Co. Ltd. Class A	530,240	5,471
	Guangshen Railway Co. Ltd. Class H	19,393,193	5,470
	Hoshine Silicon Industry Co. Ltd. Class A	762,680	5,450
[1,2]	Maoyan Entertainment	5,807,977	5,450
	Canmax Technologies Co. Ltd. Class A	822,523	5,446
*	Trina Solar Co. Ltd. Class A	2,015,997	5,444
*	Henan Zhongfu Industry Co. Ltd. Class A	3,963,900	5,441
	Bank of Changsha Co. Ltd. Class A	3,870,400	5,435
	Goneo Group Co. Ltd. Class A	903,073	5,431
	Jiangsu Hoperun Software Co. Ltd. Class A	756,000	5,426
	China Great Wall Securities Co. Ltd. Class A	3,825,800	5,418
	New Hope Liuhe Co. Ltd. Class A	4,162,287	5,417
*	Talkweb Information System Co. Ltd. Class A	1,190,883	5,411
	Skshu Paint Co. Ltd. Class A	659,896	5,399
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	552,083	5,375
	Shenergy Co. Ltd. Class A	4,480,900	5,371
	Changchun High-Tech Industry Group Co. Ltd. Class A	388,973	5,368

		Shares	Market Value ($000)
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	5,367
	Castech Inc. Class A	527,820	5,345
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	280,161	5,340
*	Remegen Co. Ltd. Class A	363,135	5,338
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	924,130	5,307
*,1	Xinte Energy Co. Ltd. Class H	5,437,405	5,298
*,1	Fenbi Ltd.	19,046,000	5,287
	North Copper Co. Ltd. Class A	1,913,500	5,268
	Shenzhen Capchem Technology Co. Ltd. Class A	720,473	5,255
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	7,149,300	5,254
	Hangcha Group Co. Ltd. Class A	1,314,201	5,243
	Ningbo Joyson Electronic Corp. Class A	1,301,400	5,237
	Smartsens Technology Shanghai Co. Ltd. Class A	376,085	5,228
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	262,960	5,221
	Guangzhou Automobile Group Co. Ltd. Class A	4,581,485	5,219
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	5,209
	China Railway Signal & Communication Corp. Ltd. Class A	6,576,790	5,207
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	645,600	5,158
[1,2]	Everbright Securities Co. Ltd. Class H	4,525,832	5,146
[1]	Ming Yuan Cloud Group Holdings Ltd.	12,860,192	5,146
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,412,916	5,133
	Tong Ren Tang Technologies Co. Ltd. Class H	9,260,777	5,098
	Perfect World Co. Ltd. Class A	1,881,950	5,097
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	5,090
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	262,325	5,084
	Ningbo Orient Wires & Cables Co. Ltd. Class A	637,700	5,075
	ZCZL Industrial Technology Group Co. Ltd.	1,424,200	5,071
	Guoyuan Securities Co. Ltd. Class A	4,218,740	5,067
	All Winner Technology Co. Ltd. Class A	766,079	5,058
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	5,040
[1,2]	Linklogis Inc. Class B	17,607,793	5,039
	BOE Technology Group Co. Ltd. Class B	12,351,229	5,038
	Huaan Securities Co. Ltd. Class A	4,896,093	5,037
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,267,200	5,030
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,715,775	5,029
*	ASR Microelectronics Co. Ltd. Class A	394,539	5,028
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	931,000	5,027
	Guolian Minsheng Securities Co. Ltd. Class A	3,593,900	5,022
	Easy Click Worldwide Network Technology Co. Ltd. Class A	487,500	5,016
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	5,013
	Shenzhen Goodix Technology Co. Ltd. Class A	430,100	4,998
*	SICC Co. Ltd. Class A	398,717	4,988
*	JA Solar Technology Co. Ltd. Class A	3,063,794	4,984
*	Wintime Energy Group Co. Ltd. Class A	20,473,100	4,981
	Anhui Yingliu Electromechanical Co. Ltd. Class A	671,700	4,978
	BOC International China Co. Ltd. Class A	2,545,100	4,978
*	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	1,151,200	4,972
	Glarun Technology Co. Ltd. Class A	1,186,100	4,951
	Bestechnic Shanghai Co. Ltd. Class A	156,004	4,951
	Beijing Roborock Technology Co. Ltd. Class A	241,010	4,944
*	Amlogic Shanghai Co. Ltd. Class A	391,485	4,944
	Bank of Suzhou Co. Ltd. Class A	4,119,080	4,879
	Guanghui Energy Co. Ltd. Class A	5,999,300	4,847
	Western Region Gold Co. Ltd. Class A	802,300	4,845
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	4,843
	Red Avenue New Materials Group Co. Ltd. Class A	589,400	4,834
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	797,235	4,824
	Angel Yeast Co. Ltd. Class A	794,100	4,780
*	China First Heavy Industries Co. Ltd. Class A	6,485,500	4,780
	Do-Fluoride New Materials Co. Ltd. Class A	1,146,400	4,777
	Youngor Fashion Co. Ltd. Class A	4,510,400	4,772
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,762
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,849,833	4,760
	China Oilfield Services Ltd. Class A	1,997,090	4,760
	Huaxin Building Materials Group Co. Ltd. Class A	1,321,581	4,752
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	4,729
	Nanjing Iron & Steel Co. Ltd. Class A	5,616,646	4,703
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	4,698
	Shanghai Huace Navigation Technology Ltd. Class A	841,008	4,695
	LexinFintech Holdings Ltd. ADR	1,646,123	4,691

		Shares	Market Value ($000)
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,821,548	4,689
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,135	4,685
	Western Securities Co. Ltd. Class A	4,066,144	4,683
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	578,150	4,667
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	4,658
	Kehua Data Co. Ltd. Class A	518,780	4,653
*	Sohu.com Ltd. ADR	274,107	4,641
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	4,624
[1]	China Resources Medical Holdings Co. Ltd.	11,127,418	4,615
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	303,393	4,608
	Xi'an Bright Laser Technologies Co. Ltd. Class A	287,358	4,607
	Thunder Software Technology Co. Ltd. Class A	423,828	4,589
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	4,581
	CITIC Heavy Industries Co. Ltd. Class A	4,189,306	4,576
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	4,553
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,461,958	4,550
	Sunresin New Materials Co. Ltd. Class A	470,442	4,549
	Cinda Securities Co. Ltd. Class A	1,796,700	4,546
	China Film Group Co. Ltd. Class A	1,777,232	4,544
	Beijing Yanjing Brewery Co. Ltd. Class A	2,598,810	4,531
	NetDragon Websoft Holdings Ltd.	3,514,629	4,520
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	4,518
	Shenzhen Sunlord Electronics Co. Ltd. Class A	797,600	4,517
	Loncin Motor Co. Ltd. Class A	2,044,600	4,511
	Keda Industrial Group Co. Ltd. Class A	1,760,841	4,486
*,1,2	Ocumension Therapeutics	4,736,327	4,479
*,2	China Bohai Bank Co. Ltd. Class H	38,346,927	4,468
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	11,697,070	4,464
	Huaibei Mining Holdings Co. Ltd. Class A	2,469,766	4,459
*,1	Yanlord Land Group Ltd.	7,813,292	4,458
	DHC Software Co. Ltd. Class A	3,195,600	4,455
	Sinolink Securities Co. Ltd. Class A	3,319,500	4,453
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,267,900	4,451
*	BeOne Medicines Ltd. Class A	111,481	4,448
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,306,600	4,447
	Beijing Sifang Automation Co. Ltd. Class A	826,800	4,441
	Juneyao Airlines Co. Ltd. Class A	2,052,352	4,436
	Oppein Home Group Inc. Class A	502,089	4,432
[1]	Xinyi Energy Holdings Ltd.	28,603,177	4,429
*	DingDong Cayman Ltd. ADR	1,547,574	4,426
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,183,300	4,423
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,289,283	4,421
	State Grid Information & Communication Co. Ltd. Class A	1,580,322	4,407
[3]	Konfoong Materials International Co. Ltd. Class A	272,200	4,390
	Ginlong Technologies Co. Ltd. Class A	366,910	4,380
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,949	4,378
	CIG Shanghai Co. Ltd. Class A	269,200	4,377
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,825,744	4,374
	Weihai Guangwei Composites Co. Ltd. Class A	760,384	4,370
	Fulin Precision Co. Ltd. Class A	1,790,838	4,365
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	4,354
	Asymchem Laboratories Tianjin Co. Ltd. Class A	305,296	4,350
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,346
	Liaoning Port Co. Ltd. Class A	17,969,865	4,344
	APT Medical Inc. Class A	130,024	4,340
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,492,900	4,338
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	4,328
	Wuhan Dameng Database Co. Ltd. Class A	106,301	4,328
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	4,322
*	Xiangcai Co. Ltd. Class A	2,735,742	4,322
	Wuchan Zhongda Group Co. Ltd. Class A	5,119,185	4,307
*	OFILM Group Co. Ltd. Class A	3,062,214	4,299
	Jiangsu Yangnong Chemical Co. Ltd. Class A	370,810	4,292
	Qilu Bank Co. Ltd. Class A	5,123,785	4,290
	Sichuan EM Technology Co. Ltd. Class A	1,048,500	4,288
*	Chengxin Lithium Group Co. Ltd. Class A	838,470	4,276
*,1	Qunabox Group Ltd.	1,298,896	4,276
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	4,273
	FinVolution Group ADR	832,799	4,272
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,485,286	4,269

		Shares	Market Value ($000)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	4,266
	Ningbo Zhoushan Port Co. Ltd. Class A	7,581,846	4,266
	Linktel Technologies Co. Ltd. Class A	133,500	4,264
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	4,258
	Hisense Visual Technology Co. Ltd. Class A	1,189,200	4,253
*	Quzhou Xin'an Development Co. Ltd. Class A	7,977,400	4,249
	First Capital Securities Co. Ltd. Class A	4,252,600	4,240
	Giantec Semiconductor Corp. Class A	159,698	4,240
*,1	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	4,234
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	4,230
	GRG Banking Equipment Co. Ltd. Class A	2,283,743	4,226
	Beijing Easpring Material Technology Co. Ltd. Class A	511,000	4,212
*	Guosheng Securities Inc. Class A	1,783,600	4,202
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,992,700	4,200
*	Flat Glass Group Co. Ltd. Class A	1,809,326	4,195
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,656,546	4,187
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	4,186
	Beijing Jingneng Power Co. Ltd. Class A	5,496,400	4,183
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	4,179
	Shui On Land Ltd.	47,198,378	4,169
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	4,169
	Jiangxi Jovo Energy Co. Ltd. Class A	637,800	4,147
	Nanjing Securities Co. Ltd. Class A	3,613,900	4,134
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,394,230	4,128
	Yuexiu REIT	37,954,986	4,127
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	4,123
	T&S Communications Co. Ltd. Class A	229,500	4,118
	Xinfengming Group Co. Ltd. Class A	1,370,869	4,116
	Heilongjiang Agriculture Co. Ltd. Class A	1,633,800	4,113
	Espressif Systems Shanghai Co. Ltd. Class A	169,750	4,108
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,793,133	4,103
*,1,2	Haichang Ocean Park Holdings Ltd.	61,592,070	4,100
	Xuji Electric Co. Ltd. Class A	953,600	4,097
	Goke Microelectronics Co. Ltd. Class A	200,500	4,088
*	Gaotu Techedu Inc. ADR	1,806,165	4,082
	Beijing Shiji Information Technology Co. Ltd. Class A	2,216,377	4,072
[1]	Central China Securities Co. Ltd. Class H	14,369,093	4,068
*	Hangzhou Iron & Steel Co. Class A	3,122,500	4,055
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	4,054
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	4,054
	Shanghai AtHub Co. Ltd. Class A	752,266	4,049
	Ningbo Huaxiang Electronic Co. Ltd. Class A	850,800	4,043
*	Bohai Leasing Co. Ltd. Class A	6,310,900	4,039
	Digital China Group Co. Ltd. Class A	738,400	4,032
*	Ningbo Shanshan Co. Ltd. Class A	2,175,924	4,028
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	4,024
	China Zhenhua Group Science & Technology Co. Ltd. Class A	511,500	4,010
	Wuxi Autowell Technology Co. Ltd. Class A	292,828	4,009
*	Ninestar Corp. Class A	1,316,464	4,008
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	4,001
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	3,981
	AVICOPTER plc Class A	755,891	3,980
	Tibet Huayu Mining Co. Ltd. Class A	825,900	3,966
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	883,900	3,964
	Sinoma International Engineering Co. Class A	2,411,200	3,959
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	3,944
	Offshore Oil Engineering Co. Ltd. Class A	4,102,200	3,941
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,109,200	3,941
	Newland Digital Technology Co. Ltd. Class A	1,003,597	3,938
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,100	3,933
*	Sinopec Oilfield Service Corp. Class A	8,000,300	3,928
	CNOOC Energy Technology & Services Ltd. Class A	6,050,400	3,920
	Eastern Air Logistics Co. Ltd. Class A	1,463,891	3,915
	Ningbo Zhenyu Technology Co. Ltd. Class A	171,182	3,913
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	3,912
*,1	Sinopec Oilfield Service Corp. Class H	31,380,792	3,911
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,909
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	3,900
[1,2]	Sunac Services Holdings Ltd.	21,161,708	3,897
*	Far East Smarter Energy Co. Ltd. Class A	2,243,600	3,896

		Shares	Market Value ($000)
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,893
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,152,304	3,893
	Beijing Sinnet Technology Co. Ltd. Class A	1,763,000	3,884
	HLA Group Corp. Ltd. Class A	4,398,863	3,880
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,246,300	3,877
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,850
*	Youdao Inc. ADR	369,834	3,846
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	3,844
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,752,200	3,840
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,838
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,267,545	3,830
*,1	Shenzhen Investment Ltd.	34,333,328	3,827
	Nantong Jianghai Capacitor Co. Ltd. Class A	871,545	3,824
	CSG Holding Co. Ltd. Class B	17,537,213	3,819
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	3,819
[1]	Zhongyu Energy Holdings Ltd.	10,453,677	3,815
	Hualan Biological Engineering Inc. Class A	1,694,155	3,810
*	Pacific Securities Co. Ltd. Class A	6,302,199	3,809
	Southwest Securities Co. Ltd. Class A	5,775,609	3,807
	Intco Medical Technology Co. Ltd. Class A	631,800	3,805
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,945,281	3,805
	Capital Securities Co. Ltd. Class A	1,477,800	3,804
	Zhejiang Dingli Machinery Co. Ltd. Class A	468,585	3,796
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,168,426	3,793
	COFCO Capital Holdings Co. Ltd. Class A	2,321,784	3,783
*	Shanghai DZH Ltd. Class A	2,073,038	3,783
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,871,200	3,773
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,772
	CETC Digital Technology Co. Ltd. Class A	942,650	3,772
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	616,680	3,768
	COSCO SHIPPING Development Co. Ltd. Class A	9,826,572	3,760
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,756
	Qingdao TGOOD Electric Co. Ltd. Class A	969,518	3,752
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	457,775	3,752
	Beijing Shougang Co. Ltd. Class A	4,622,895	3,751
	Shenzhen Transsion Holdings Co. Ltd. Class A	449,743	3,749
*	Jushri Technologies Inc. Class A	629,600	3,748
*	AVIC Chengdu UAS Co. Ltd. Class A	536,273	3,747
*	3peak Inc. Class A	128,320	3,733
	Huali Industrial Group Co. Ltd. Class A	538,344	3,730
	Xiamen C & D Inc. Class A	2,711,800	3,723
	Jilin Electric Power Co. Ltd. Class A	3,815,700	3,722
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	3,722
	Guizhou Chanhen Chemical Corp. Class A	615,600	3,720
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	3,711
	Shanghai Huafon Aluminium Corp. Class A	982,100	3,709
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,634,936	3,703
	Guangdong Electric Power Development Co. Ltd. Class B	14,620,512	3,688
*	Shenzhen Infogem Technologies Co. Ltd. Class A	663,600	3,686
	Huada Automotive Technology Corp. Ltd. Class A	497,775	3,682
*	CETC Chips Technology Inc. Class A	1,171,400	3,675
	INESA Intelligent Tech Inc. Class B	5,249,900	3,674
[1]	BBMG Corp. Class H	34,981,454	3,672
	Anhui Yingjia Distillery Co. Ltd. Class A	627,454	3,668
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,215,480	3,654
	Sealand Securities Co. Ltd. Class A	5,956,200	3,652
	Quectel Wireless Solutions Co. Ltd. Class A	275,061	3,648
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,643
	Ruijie Networks Co. Ltd. Class A	314,020	3,643
*	China Rare Earth Nonferrous Metals Co. Ltd. Class A	322,900	3,641
	Shenzhen Huaqiang Industry Co. Ltd. Class A	967,730	3,640
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,814,383	3,637
*	Siasun Robot & Automation Co. Ltd. Class A	1,453,840	3,629
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	3,626
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,624
	Huaming Power Equipment Co. Ltd. Class A	846,000	3,624
*	MGI Tech Co. Ltd. Class A	386,492	3,623
	Baimtec Material Co. Ltd. Class A	377,070	3,614
*	Geo-Jade Petroleum Corp. Class A	4,592,800	3,608
	Joinn Laboratories China Co. Ltd. Class A	659,282	3,605

		Shares	Market Value ($000)
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,599
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,574,093	3,592
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	256,609	3,591
*	Qi An Xin Technology Group Inc. Class A	670,181	3,585
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,584
	Sinotrans Ltd. Class A	4,160,521	3,581
*	NavInfo Co. Ltd. Class A	2,349,619	3,574
*	Vantone Neo Development Group Co. Ltd. Class A	1,996,141	3,572
*	Transwarp Technology Shanghai Co. Ltd. Class A	118,130	3,566
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	843,737	3,563
	Hesteel Co. Ltd. Class A	9,894,043	3,563
	Guangdong Aofei Data Technology Co. Ltd. Class A	1,040,870	3,561
*	Guocheng Mining Co. Ltd. Class A	935,164	3,555
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	3,550
	Beijing Ultrapower Software Co. Ltd. Class A	2,016,200	3,549
	Guangdong Dowstone Technology Co. Ltd. Class A	839,500	3,544
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	3,544
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,541
	People.cn Co. Ltd. Class A	1,006,600	3,540
	StarPower Semiconductor Ltd. Class A	222,235	3,538
	CITIC Metal Co. Ltd. Class A	1,659,400	3,537
	YongXing Special Materials Technology Co. Ltd. Class A	490,990	3,521
[1]	China Lilang Ltd.	8,202,094	3,518
	Beijing Teamsun Technology Co. Ltd. Class A	1,167,520	3,512
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	132,109	3,512
	China Yongda Automobiles Services Holdings Ltd.	17,542,260	3,508
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,799,700	3,507
	Shandong Linglong Tyre Co. Ltd. Class A	1,616,416	3,505
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	303,900	3,503
	Fujian Funeng Co. Ltd. Class A	2,665,434	3,497
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,329,485	3,497
	Winning Health Technology Group Co. Ltd. Class A	2,194,530	3,491
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	310,900	3,489
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,487
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	838,380	3,486
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,652,600	3,483
	Wuhan DR Laser Technology Corp. Ltd. Class A	275,016	3,482
*	North Industries Group Red Arrow Co. Ltd. Class A	1,281,200	3,478
	Jiangsu Leili Motor Co. Ltd. Class A	461,044	3,478
	Shanghai Construction Group Co. Ltd. Class A	8,094,700	3,470
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,591,200	3,458
[1,2]	Medlive Technology Co. Ltd.	2,636,000	3,456
	Grandblue Environment Co. Ltd. Class A	811,936	3,453
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	257,600	3,450
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	849,584	3,447
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	3,443
	Anjoy Foods Group Co. Ltd. Class A	267,728	3,438
	Shanghai Belling Co. Ltd. Class A	726,100	3,435
[1,2]	Jiumaojiu International Holdings Ltd.	12,535,535	3,429
	CECEP Solar Energy Co. Ltd. Class A	4,432,600	3,425
	China International Marine Containers Group Co. Ltd. Class A	2,464,650	3,423
*	Maanshan Iron & Steel Co. Ltd. Class A	5,684,361	3,422
	Shanghai M&G Stationery Inc. Class A	856,900	3,413
	Tongyu Communication Inc. Class A	509,510	3,412
	Sigmastar Technology Ltd. Class A	340,267	3,406
*	Antong Holdings Co. Ltd. Class A	4,679,400	3,401
*	JoulWatt Technology Co. Ltd. Class A	454,059	3,397
	Hongta Securities Co. Ltd. Class A	2,886,800	3,396
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	3,390
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	902,517	3,385
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	3,375
*	BAIC Foton Motor Co. Ltd. Class A	7,936,400	3,368
	Xiamen Xiangyu Co. Ltd. Class A	2,742,401	3,355
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	264,436	3,352
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	983,300	3,343
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	3,342
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,340
*	COL Group Co. Ltd. Class A	730,400	3,336
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,578,227	3,328
	Chongqing Brewery Co. Ltd. Class A	440,789	3,304

		Shares	Market Value ($000)
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,459,240	3,302
*	Zhejiang Yongtai Technology Co. Ltd. Class A	892,164	3,289
	Fujian Longking Co. Ltd. Class A	1,246,100	3,285
	Tian Di Science & Technology Co. Ltd. Class A	3,773,445	3,276
[1,2]	A-Living Smart City Services Co. Ltd. Class H	10,915,289	3,275
*	Suzhou Everbright Photonics Co. Ltd. Class A	176,414	3,274
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	3,263
	POCO Holding Co. Ltd. Class A	286,600	3,262
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	651,489	3,258
	Hainan Strait Shipping Co. Ltd. Class A	2,132,751	3,256
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,253
	AIMA Technology Group Co. Ltd. Class A	764,994	3,253
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	3,250
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,236,901	3,247
	Shandong Humon Smelting Co. Ltd. Class A	1,132,400	3,242
*	Risen Energy Co. Ltd. Class A	1,128,190	3,238
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,232
	Servyou Software Group Co. Ltd. Class A	307,300	3,230
	Beibuwan Port Co. Ltd. Class A	2,292,905	3,225
[1]	BOE Varitronix Ltd.	5,182,854	3,221
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,982,700	3,214
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	3,212
	Livzon Pharmaceutical Group Inc. Class A	638,043	3,210
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	3,200
	Fibocom Wireless Inc. Class A	769,708	3,197
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,193
	Dalian Bio-Chem Co. Ltd. Class A	707,000	3,190
	Sinotruk Jinan Truck Co. Ltd. Class A	1,171,419	3,185
	State Grid Yingda Co. Ltd. Class A	3,309,969	3,178
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	3,178
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	3,172
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	3,171
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	3,163
	Goldenmax International Group Ltd. Class A	858,300	3,159
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	410,105	3,157
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,152
	Jiangsu Azure Corp. Class A	1,287,600	3,145
	INESA Intelligent Tech Inc. Class A	1,031,583	3,145
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	3,143
	Arcsoft Corp. Ltd. Class A	427,821	3,140
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	262,700	3,140
	Northeast Securities Co. Ltd. Class A	2,402,200	3,138
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,133
	Zhuhai CosMX Battery Co. Ltd. Class A	1,124,730	3,130
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	3,109
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,105
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,508,100	3,103
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	3,096
	Bank of Chongqing Co. Ltd. Class A	2,050,159	3,094
	China Baoan Group Co. Ltd. Class A	2,230,264	3,080
	Autel Intelligent Technology Corp. Ltd. Class A	611,890	3,079
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	473,400	3,071
	Qingdao Sentury Tire Co. Ltd. Class A	1,041,479	3,068
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,902,590	3,060
	Changshu Tianyin Electromechanical Co. Ltd. Class A	426,300	3,053
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	3,052
[3]	Hainan Mining Co. Ltd. Class A	1,699,100	3,051
	Jack Technology Co. Ltd. Class A	476,100	3,046
	iRay Group Class A	178,773	3,046
	Huaxi Securities Co. Ltd. Class A	2,292,839	3,041
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	3,040
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	290,371	3,039
	Shanxi Securities Co. Ltd. Class A	3,488,979	3,038
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	3,036
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	2,070,624	3,035
	Qingdao Port International Co. Ltd. Class A	2,211,120	3,033
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	3,029
	Shanghai Zhonggu Logistics Co. Ltd. Class A	2,058,468	3,029
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,688,100	3,022
	China Wafer Level CSP Co. Ltd. Class A	663,383	3,017

		Shares	Market Value ($000)
	Mloptic Corp. Class A	53,491	3,007
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,984,300	2,992
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	2,987
	Sinofibers Technology Co. Ltd. Class A	467,823	2,987
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,981
	Hubei Energy Group Co. Ltd. Class A	4,490,267	2,979
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	2,975
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,237,298	2,969
	Andon Health Co. Ltd. Class A	493,572	2,954
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	753,100	2,951
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,950
*	BGI Genomics Co. Ltd. Class A	404,890	2,947
	Shuanglin Co. Ltd. Class A	566,840	2,939
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	2,936
*	Estun Automation Co. Ltd. Class A	864,200	2,927
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,926
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	2,920
	Jinyu Bio-Technology Co. Ltd. Class A	1,124,100	2,919
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,625,540	2,913
*,1	HealthyWay Inc.	4,742,500	2,912
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,011,348	2,911
	Fangda Carbon New Material Co. Ltd. Class A	3,528,745	2,910
*	Shanxi Meijin Energy Co. Ltd. Class A	4,001,100	2,909
*,1,2	JS Global Lifestyle Co. Ltd.	12,665,751	2,905
*	Sichuan Hexie Shuangma Co. Ltd. Class A	747,100	2,903
	Shenzhen FRD Science & Technology Co. Ltd. Class A	578,001	2,899
	Winner Medical Co. Ltd. Class A	568,169	2,896
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,101,900	2,891
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,886
*	TRS Information Technology Corp. Ltd. Class A	877,200	2,885
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	2,885
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	2,883
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,875
	Jiangsu Pacific Quartz Co. Ltd. Class A	502,649	2,873
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,871
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	463,172	2,866
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,860
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,855
	Bloomage Biotechnology Corp. Ltd. Class A	442,409	2,854
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,851
	Sany Renewable Energy Co. Ltd. Class A	761,797	2,850
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	967,419	2,842
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	260,100	2,841
	Grinm Advanced Materials Co. Ltd. Class A	887,700	2,839
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	2,838
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	815,400	2,834
	Concord New Energy Group Ltd.	69,280,075	2,833
	Tinergy Chemical Co. Ltd. Class A	3,764,570	2,833
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	2,833
	Shenzhen CECport Technologies Co. Ltd. Class A	741,899	2,823
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,822
	China National Medicines Corp. Ltd. Class A	674,300	2,821
	Liaoning Cheng Da Co. Ltd. Class A	1,557,800	2,804
	Levima Advanced Materials Corp. Class A	913,103	2,804
	China TransInfo Technology Co. Ltd. Class A	1,579,300	2,803
	Wuxi NCE Power Co. Ltd. Class A	423,201	2,803
	Jiayou International Logistics Co. Ltd. Class A	1,411,295	2,800
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,798
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,794
	Anhui Heli Co. Ltd. Class A	889,200	2,789
	Zhende Medical Co. Ltd. Class A	281,700	2,788
	Caida Securities Co. Ltd. Class A	2,831,600	2,787
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,781
	By-health Co. Ltd. Class A	1,585,200	2,779
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,768
	Zhejiang Supor Co. Ltd. Class A	445,175	2,767
	DBG Technology Co. Ltd. Class A	775,942	2,767
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	2,761
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,272,400	2,761
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,761

		Shares	Market Value ($000)
*,1	Yeahka Ltd.	2,693,772	2,760
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,759
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,758
	Lakala Payment Co. Ltd. Class A	726,400	2,750
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	910,300	2,750
	IKD Co. Ltd. Class A	997,568	2,749
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,915,851	2,749
*	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	2,747
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,755,300	2,740
	Xizang Zhufeng Resources Co. Ltd. Class A	1,016,940	2,737
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	2,737
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,734
*,2	AInnovation Technology Group Co. Ltd. Class H	3,711,000	2,734
	Hexing Electrical Co. Ltd. Class A	484,420	2,732
	FAW Jiefang Group Co. Ltd. Class A	2,742,037	2,730
	Fortior Technology Shenzhen Co. Ltd. Class A	93,523	2,729
	China Coal Xinji Energy Co. Ltd. Class A	2,585,930	2,726
	Shanghai Beite Technology Group Co. Ltd. Class A	341,543	2,724
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,719
	Autobio Diagnostics Co. Ltd. Class A	514,190	2,713
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	216,047	2,711
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	2,710
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,457,575	2,706
	Innovation New Material Technology Co. Ltd. Class A	3,988,340	2,706
	STO Express Co. Ltd. Class A	1,462,947	2,704
	Shenzhen Yinghe Technology Co. Ltd. Class A	684,974	2,699
	CECEP Wind-Power Corp. Class A	6,070,147	2,699
	China Petroleum Engineering Corp. Class A	4,485,100	2,698
	Yankershop Food Co. Ltd. Class A	275,244	2,697
*	GoodWe Technologies Co. Ltd. Class A	222,433	2,696
	Sineng Electric Co. Ltd. Class A	505,283	2,696
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,694
	Hanwei Electronics Group Corp. Class A	337,836	2,693
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,658,849	2,691
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	374,900	2,691
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,691
	Topchoice Medical Corp. Class A	404,652	2,678
	Beijing United Information Technology Co. Ltd. Class A	688,287	2,678
	Hydsoft Technology Co. Ltd. Class A	418,300	2,672
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	2,670
	Zhejiang Wanma Co. Ltd. Class A	1,113,418	2,667
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,664
*	Beijing Relpow Technology Co. Ltd. Class A	644,650	2,664
*	Wondershare Technology Group Co. Ltd. Class A	198,569	2,662
	Zhuzhou Kibing Group Co. Ltd. Class A	2,617,700	2,641
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,639
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	828,900	2,631
	Keboda Technology Co. Ltd. Class A	262,571	2,629
	HBIS Resources Co. Ltd. Class A	766,800	2,629
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,188,100	2,627
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,623
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,617
	China Oriental Group Co. Ltd.	14,683,391	2,615
	Electric Connector Technology Co. Ltd. Class A	425,122	2,609
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,608
	Betta Pharmaceuticals Co. Ltd. Class A	384,100	2,605
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	185,100	2,605
	Baowu Magnesium Technology Co. Ltd. Class A	972,612	2,603
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,601
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,595
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,595
	Hangzhou Shunwang Technology Co. Ltd. Class A	694,043	2,593
	Hangzhou Zhongheng Electric Co. Ltd. Class A	575,600	2,591
*	Hwa Create Co. Ltd. Class A	664,400	2,591
*	Nanjing Tanker Corp. Class A	4,881,771	2,591
	Nanjing Gaoke Co. Ltd. Class A	1,992,400	2,589
	Guangzhou Development Group Inc. Class A	2,517,492	2,588
*	Shenyang Machine Tool Co. Ltd. Class A	2,369,500	2,585
	Shanghai Longcheer Technology Co. Ltd.	395,300	2,574
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	297,274	2,573

		Shares	Market Value ($000)
	YUNDA Holding Group Co. Ltd. Class A	2,606,085	2,572
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,874,715	2,572
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,569
	Ferrotec Anhui Technology Development Co. Ltd. Class A	434,600	2,566
	Chengdu Hi-tech Development Co. Ltd. Class A	352,200	2,564
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	263,700	2,561
	China Meheco Group Co. Ltd. Class A	1,636,009	2,560
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	206,194	2,557
	BTG Hotels Group Co. Ltd. Class A	1,030,788	2,552
	Guobang Pharma Ltd. Class A	645,587	2,551
	Central China Securities Co. Ltd. Class A	4,044,600	2,549
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,548
	Luxin Venture Capital Group Co. Ltd. Class A	760,400	2,544
	Foryou Corp. Class A	555,390	2,544
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,541
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	2,538
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,534
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	2,534
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	2,534
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,533
	MotoMotion China Corp. Class A	196,703	2,532
	Focus Technology Co. Ltd. Class A	338,500	2,528
	Jizhong Energy Resources Co. Ltd. Class A	3,140,376	2,526
	Shenzhen Bluetrum Technology Co. Ltd. Class A	124,971	2,526
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,521
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,518
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	2,517
	Shenzhen Forms Syntron Information Co. Ltd. Class A	547,325	2,515
	TDG Holdings Co. Ltd. Class A	1,289,100	2,513
	GCL Energy Technology Co. Ltd. Class A	1,662,100	2,510
	Sinosoft Co. Ltd. Class A	892,172	2,509
	Shede Spirits Co. Ltd. Class A	309,400	2,507
	Yusys Technologies Co. Ltd. Class A	773,920	2,506
	JiuGui Liquor Co. Ltd. Class A	307,000	2,505
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	11,927,252	2,504
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,502
	Longshine Technology Group Co. Ltd. Class A	1,004,156	2,498
*	TianShan Material Co. Ltd. Class A	3,065,680	2,495
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	2,495
	Northking Information Technology Co. Ltd. Class A	911,919	2,492
*	Merit Interactive Co. Ltd. Class A	408,000	2,486
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,465
	Kaishan Group Co. Ltd. Class A	1,002,149	2,460
	Changzheng Engineering Technology Co. Ltd. Class A	498,726	2,460
	Chengdu CORPRO Technology Co. Ltd. Class A	564,900	2,455
	Zhejiang HangKe Technology Inc. Co. Class A	565,305	2,455
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	558,172	2,453
	Shanghai Vital Microtech Co. Ltd.	898,000	2,448
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,446
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,442
	Weaver Network Technology Co. Ltd. Class A	256,900	2,440
	Ningbo Boway Alloy Material Co. Ltd. Class A	864,100	2,438
*	Minmetals Development Co. Ltd. Class A	1,240,410	2,437
*	Hongyuan Green Energy Co. Ltd. Class A	609,954	2,437
	Ningbo Xusheng Group Co. Ltd. Class A	946,040	2,436
*,1	Adicon Holdings Ltd.	3,632,727	2,436
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,434
	Sino-Platinum Metals Co. Ltd. Class A	736,858	2,432
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	2,430
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	963,200	2,425
	Primarius Technologies Co. Ltd. Class A	431,764	2,425
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,216,721	2,423
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,927,700	2,420
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	243,500	2,419
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,418
	Aisino Corp. Class A	1,673,900	2,417
	Gambol Pet Group Co. Ltd. Class A	252,300	2,412
*	PCI Technology Group Co. Ltd. Class A	2,440,300	2,411
*	Hybio Pharmaceutical Co. Ltd. Class A	885,100	2,410
	Visual China Group Co. Ltd. Class A	636,897	2,408

		Shares	Market Value ($000)
	Bank of Qingdao Co. Ltd. Class A	3,192,893	2,398
	Taiji Computer Corp. Ltd. Class A	688,391	2,396
	China Railway Materials Co. Ltd. Class A	5,721,100	2,396
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,346,832	2,395
	Baoji Titanium Industry Co. Ltd. Class A	436,342	2,393
	Moon Environment Technology Co. Ltd. Class A	1,032,200	2,387
*	Roshow Technology Co. Ltd. Class A	1,925,200	2,384
	Chinalin Securities Co. Ltd. Class A	913,000	2,384
*	Bestway Marine & Energy Technology Co. Ltd. Class A	2,040,400	2,383
	Digiwin Co. Ltd.	300,763	2,379
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,378
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	2,377
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	402,312	2,373
	Jiangsu Lihua Foods Group Co. Ltd.	818,986	2,371
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	428,114	2,368
	Eastern Communications Co. Ltd. Class A	888,600	2,365
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,361
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	2,360
	Hefei Chipmore Technology Co. Ltd. Class A	1,096,777	2,356
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	365,193	2,355
	Shaanxi International Trust Co. Ltd. Class A	4,567,800	2,353
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	2,351
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	2,351
	Xinhuanet Co. Ltd. Class A	651,215	2,344
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,832,100	2,342
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	2,340
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,338
	Weifu High-Technology Group Co. Ltd. Class A	759,641	2,336
	China Kings Resources Group Co. Ltd. Class A	819,714	2,333
	Fujian Star-net Communication Co. Ltd. Class A	566,133	2,332
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,331
	Sumec Corp. Ltd. Class A	1,387,900	2,331
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,330
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	242,204	2,327
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,110,126	2,326
	Dian Diagnostics Group Co. Ltd. Class A	676,100	2,325
	Jafron Biomedical Co. Ltd. Class A	805,126	2,320
	Anhui Kouzi Distillery Co. Ltd. Class A	548,100	2,319
	Transfar Zhilian Co. Ltd. Class A	2,415,268	2,318
	PhiChem Corp. Class A	580,260	2,318
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	2,317
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,317
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	768,500	2,316
*	Zotye Automobile Co. Ltd. Class A	4,980,655	2,316
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	839,400	2,313
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	699,700	2,310
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,309
*	Beijing Capital Development Co. Ltd. Class A	2,871,413	2,308
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,303
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,302
*	Vanchip Tianjin Technology Co. Ltd. Class A	396,480	2,300
*	Offcn Education Technology Co. Ltd. Class A	5,663,662	2,296
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	227,276	2,296
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,486,900	2,296
	Willfar Information Technology Co. Ltd. Class A	389,372	2,294
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	2,293
*,1	Zhihu Inc. ADR	607,842	2,292
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	2,291
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,640,900	2,289
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,751,216	2,288
	Hefei Meiya Optoelectronic Technology Inc. Class A	773,896	2,280
	XGD Inc. Class A	595,400	2,280
	Wangfujing Group Co. Ltd. Class A	1,092,000	2,278
*	Easyhome New Retail Group Co. Ltd. Class A	5,095,900	2,277
	Shanghai Highly Group Co. Ltd. Class A	844,000	2,277
	Suntak Technology Co. Ltd. Class A	1,064,400	2,275
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,010,200	2,272
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	210,986	2,271
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,287,500	2,265
	Qingdao Rural Commercial Bank Corp. Class A	5,008,125	2,263

		Shares	Market Value ($000)
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	2,262
	CSSC Science & Technology Co. Ltd. Class A	1,368,500	2,261
	Micro-Tech Nanjing Co. Ltd. Class A	197,060	2,259
	Mehow Innovative Ltd. Class A	504,980	2,258
	Gaona Aero Material Co. Ltd. Class A	771,520	2,255
	Jiangsu Cnano Technology Co. Ltd. Class A	341,197	2,255
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	2,253
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,172,776	2,253
*	ApicHope Pharmaceutical Group Co. Ltd.	463,900	2,246
	Xi'An Shaangu Power Co. Ltd. Class A	1,463,000	2,245
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,089,500	2,244
	Shanghai Huayi Group Co. Ltd. Class A	1,547,900	2,240
	Gansu Shangfeng Cement Co. Ltd. Class A	1,078,158	2,238
	CETC Cyberspace Security Technology Co. Ltd. Class A	807,089	2,236
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,084,805	2,236
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	295,920	2,229
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	2,228
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,226
	Xiamen ITG Group Corp. Ltd. Class A	2,209,500	2,223
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,020,100	2,222
	Jinko Power Technology Co. Ltd. Class A	3,613,900	2,220
	Semitronix Corp. Class A	195,301	2,218
	ORG Technology Co. Ltd. Class A	2,629,700	2,217
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,256,800	2,217
	Wasu Media Holding Co. Ltd. Class A	1,768,000	2,214
	Valiant Co. Ltd. Class A	899,400	2,212
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,697,593	2,211
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	678,181	2,209
	Yantai China Pet Foods Co. Ltd. Class A	308,200	2,206
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,455,000	2,199
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	2,198
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	2,195
*	Ourpalm Co. Ltd. Class A	2,521,175	2,194
*	Digital China Information Service Group Co. Ltd. Class A	945,402	2,192
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,191
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	2,191
*	Fujian Snowman Group Co. Ltd. Class A	775,200	2,188
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	2,182
	China Southern Power Grid Technology Co. Ltd. Class A	291,581	2,182
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,181
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	609,500	2,180
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	433,341	2,167
	Jiaze Renewables Co. Ltd.	2,606,800	2,165
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	394,660	2,164
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	884,900	2,161
	Windey Energy Technology Group Co. Ltd. Class A	771,500	2,160
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	2,159
	China Tianying Inc. Class A	2,447,700	2,151
*	Hangjin Technology Co. Ltd. Class A	678,500	2,149
	BBMG Corp. Class A	7,690,291	2,148
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	2,148
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,143
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,140
*	Doushen Beijing Education & Technology Inc. Class A	2,085,500	2,139
*	Xizang Tianlu Co. Ltd. Class A	1,376,050	2,137
*	InventisBio Co. Ltd. Class A	580,589	2,137
	Shandong Pharmaceutical Glass Co. Ltd. Class A	725,780	2,136
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,216,900	2,135
*	Venustech Group Inc. Class A	1,046,774	2,134
	Qingdao Hanhe Cable Co. Ltd. Class A	2,891,516	2,129
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	2,128
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	2,127
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	2,126
	Jiangsu Shagang Co. Ltd. Class A	2,562,500	2,122
	Xinyu Iron & Steel Co. Ltd. Class A	3,644,000	2,121
	Shanghai Haixin Group Co. Class B	7,509,733	2,117
	Xiamen Intretech Inc. Class A	733,960	2,117
	Bank of Xi'an Co. Ltd. Class A	3,921,939	2,117
	Eternal Asia Supply Chain Management Ltd. Class A	2,427,897	2,116
	Beijing Jetsen Technology Co. Ltd. Class A	2,415,500	2,105

		Shares	Market Value ($000)
	Neusoft Corp. Class A	1,396,200	2,104
	Shenzhen Aisidi Co. Ltd. Class A	1,141,500	2,101
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	610,778	2,101
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	2,100
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	2,099
	BBMG Jidong Cement Group Co. Ltd. Class A	2,918,800	2,095
	Pylon Technologies Co. Ltd. Class A	240,075	2,095
*	Angang Steel Co. Ltd. Class A	5,521,250	2,094
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	2,093
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	2,092
	MLS Co. Ltd. Class A	1,470,816	2,089
*	Guangdong Topstar Technology Co. Ltd. Class A	480,361	2,089
	Sunstone Development Co. Ltd. Class A	522,642	2,088
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,087
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	2,083
	Hunan Zhongke Electric Co. Ltd. Class A	681,097	2,076
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	400,187	2,073
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,070
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	2,068
*	Sinocelltech Group Ltd. Class A	342,966	2,067
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	787,465	2,066
	Jiangsu ToLand Alloy Co. Ltd. Class A	384,650	2,062
*	Jihua Group Corp. Ltd. Class A	4,306,364	2,056
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,418,900	2,054
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	2,051
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,686,690	2,050
	China Merchants Port Group Co. Ltd. Class A	722,574	2,045
	Suofeiya Home Collection Co. Ltd. Class A	950,700	2,033
	Xianhe Co. Ltd. Class A	575,100	2,030
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	2,029
	Shanghai Jahwa United Co. Ltd. Class A	673,500	2,028
	Hangzhou EZVIZ Network Co. Ltd. Class A	460,375	2,026
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	2,022
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	676,300	2,021
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	2,014
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,011
	Explosive Co. Ltd. Class A	988,600	2,008
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,544,200	2,005
	Suzhou Secote Precision Electronic Co. Ltd. Class A	275,700	2,005
	Riyue Heavy Industry Co. Ltd. Class A	1,001,761	2,001
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	2,000
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,999
*	Hymson Laser Technology Group Co. Ltd. Class A	240,270	1,998
	Anhui Guangxin Agrochemical Co. Ltd. Class A	867,108	1,997
	Youngy Co. Ltd. Class A	254,800	1,991
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	701,200	1,990
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,990
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,649,384	1,987
	Harbin Hatou Investment Co. Ltd. Class A	2,115,049	1,987
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	1,985
	Lingyun Industrial Corp. Ltd. Class A	1,185,392	1,981
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	177,718	1,976
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,913,879	1,975
*	China Express Airlines Co. Ltd. Class A	1,307,290	1,974
*,1	Guangzhou R&F Properties Co. Ltd. Class H	27,088,975	1,973
*	Sinochem International Corp. Class A	2,937,600	1,973
*	Nations Technologies Inc. Class A	586,900	1,973
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,076,201	1,971
	Huatu Cendes Co. Ltd. Class A	177,140	1,971
	Tianneng Battery Group Co. Ltd. Class A	402,868	1,965
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,728,900	1,964
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,964
	Lier Chemical Co. Ltd. Class A	767,622	1,964
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,962
	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	1,961
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	423,300	1,957
	Chengdu RML Technology Co. Ltd. Class A	245,610	1,953
	Tibet Mineral Development Co. Ltd. Class A	508,100	1,952
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,020,402	1,949
	CIMC Vehicles Group Co. Ltd. Class A	1,394,600	1,949

		Shares	Market Value ($000)
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,948
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,428,904	1,946
[1]	Digital China Holdings Ltd.	5,705,283	1,944
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,942
*	Shenzhen Mason Technologies Co. Ltd. Class A	846,000	1,942
	Beijing Balance Medical Technology Co. Ltd. Class A	126,132	1,941
	Kidswant Children Products Co. Ltd. Class A	1,258,813	1,940
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,291,100	1,938
*	Zhejiang Narada Power Source Co. Ltd. Class A	897,400	1,931
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	1,930
	Nanjing Hanrui Cobalt Co. Ltd. Class A	278,300	1,929
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	1,927
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	1,926
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,924
*	Polaris Bay Group Co. Ltd. Class A	1,969,500	1,924
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,922
	Norinco International Cooperation Ltd. Class A	1,060,749	1,922
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,900,600	1,922
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,322,300	1,921
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	783,440	1,920
	Triangle Tyre Co. Ltd. Class A	863,600	1,920
	China World Trade Center Co. Ltd. Class A	649,700	1,919
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,057,700	1,919
	Tofflon Science & Technology Group Co. Ltd. Class A	808,600	1,915
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,913
	Zhejiang Medicine Co. Ltd. Class A	889,400	1,911
*	Jishi Media Co. Ltd. Class A	3,645,900	1,911
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,911
	Toread Holdings Group Co. Ltd. Class A	971,898	1,910
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,907
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,907
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,907
*	Gemdale Corp. Class A	4,076,384	1,906
	Zhuzhou Times New Material Technology Co. Ltd. Class A	906,500	1,906
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,903
*	BOE HC SemiTek Corp.	1,584,500	1,900
	Henan Lingrui Pharmaceutical Co. Class A	600,800	1,900
	Eastcompeace Technology Co. Ltd. Class A	570,310	1,897
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	523,490	1,897
	Shenzhen Hopewind Electric Co. Ltd. Class A	443,480	1,896
	Southern Publishing & Media Co. Ltd. Class A	869,900	1,890
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,889
	Shandong Dawn Polymer Co. Ltd. Class A	447,900	1,885
	Qianhe Condiment & Food Co. Ltd. Class A	1,294,438	1,880
	Fujian Dongbai Group Co. Ltd. Class A	893,100	1,876
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	1,874
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,870
	Sichuan Expressway Co. Ltd. Class A	2,029,292	1,869
	Ovctek China Inc. Class A	819,004	1,863
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,452,700	1,863
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,861
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,859
	Air China Cargo Co. Ltd. Class A	2,177,972	1,859
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	940,546	1,853
	OPT Machine Vision Tech Co. Ltd. Class A	107,170	1,852
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	783,300	1,852
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,850
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,392,074	1,849
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,695,061	1,843
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	515,300	1,842
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,760,387	1,840
	Kunshan Dongwei Technology Co. Ltd. Class A	306,069	1,838
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,518,300	1,834
	China Bester Group Telecom Co. Ltd. Class A	494,669	1,833
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	712,743	1,831
	Xiamen Kingdomway Group Co. Class A	667,531	1,827
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	1,826
*	Porton Pharma Solutions Ltd. Class A	518,771	1,824
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,823
	Gansu Energy Chemical Co. Ltd. Class A	5,109,172	1,822

		Shares	Market Value ($000)
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,822
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,206,000	1,821
	Sichuan Injet Electric Co. Ltd. Class A	220,200	1,821
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,820
	Sinomach Automobile Co. Ltd. Class A	1,915,400	1,820
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,820
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,819
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,819
	FESCO Group Co. Ltd. Class A	679,700	1,817
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,817
	PNC Process Systems Co. Ltd. Class A	450,380	1,815
	Guomai Technologies Inc. Class A	1,136,100	1,814
	Bank of Lanzhou Co. Ltd. Class A	5,408,900	1,814
	Stanley Agricultural Group Co. Ltd. Class A	1,103,864	1,814
	Sichuan Teway Food Group Co. Ltd. Class A	950,342	1,809
	Hengbao Co. Ltd. Class A	708,200	1,807
	Naruida Technology Co. Ltd. Class A	307,157	1,807
	Guizhou Tyre Co. Ltd. Class A	2,438,168	1,806
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,804
	DongFeng Automobile Co. Ltd. Class A	1,809,100	1,804
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,803
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,802
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,801
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,798
*	Alpha Group Class A	1,335,100	1,797
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,793
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,788
*	Oriental Energy Co. Ltd. Class A	1,437,900	1,787
	ZWSOFT Co. Ltd. Guangzhou Class A	179,674	1,787
*	SOHO China Ltd.	26,302,712	1,784
	Jiangsu Guomao Reducer Co. Ltd. Class A	721,589	1,784
	Jinlongyu Group Co. Ltd. Class A	394,200	1,782
*	Visionox Technology Inc. Class A	1,424,472	1,781
*	China Enterprise Co. Ltd. Class A	4,193,931	1,780
*	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,776
	FSPG Hi-Tech Co. Ltd. Class A	997,300	1,771
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	741,400	1,770
	Qingdao Gaoce Technology Co. Ltd. Class A	865,143	1,770
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,769
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	1,002,700	1,768
	YGSOFT Inc. Class A	1,901,455	1,764
	Zhejiang Semir Garment Co. Ltd. Class A	2,210,519	1,763
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,763
	Shenzhen Noposin Crop Science Co. Ltd. Class A	1,056,600	1,760
	Chongqing Chuanyi Automation Co. Ltd. Class A	497,680	1,760
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,757
*	C*Core Technology Co. Ltd. Class A	336,712	1,756
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,754
	Skyworth Digital Co. Ltd. Class A	1,048,257	1,752
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	199,016	1,750
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,749
	Sonoscape Medical Corp. Class A	436,861	1,745
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,739
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,213,700	1,738
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,738
	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,736
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,735
	Central China Land Media Co. Ltd. Class A	943,136	1,734
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	224,211	1,731
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,728
	City Development Environment Co. Ltd. Class A	850,600	1,725
	Shandong Publishing & Media Co. Ltd. Class A	1,298,787	1,718
*,3	EFORT Intelligent Robot Co. Ltd.	527,326	1,714
	Xinjiang Communications Construction Group Co. Ltd. Class A	727,900	1,709
	Shenzhen Sunline Tech Co. Ltd. Class A	853,700	1,708
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,707
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,796	1,707
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,702
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,699
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	233,710	1,698

		Shares	Market Value ($000)
	C&S Paper Co. Ltd. Class A	1,445,608	1,696
	Telling Telecommunication Holding Co. Ltd. Class A	1,129,000	1,696
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	876,500	1,687
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,685
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	686,600	1,685
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,234,996	1,683
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,683
*	Nuode New Materials Co. Ltd. Class A	1,701,346	1,681
	Hoymiles Power Electronics Inc. Class A	113,301	1,680
	Sansure Biotech Inc. Class A	573,367	1,677
*	Bringspring Science & Technology Co. Ltd. Class A	670,100	1,676
*	Insigma Technology Co. Ltd. Class A	1,097,500	1,675
	Shanghai SMI Holding Co. Ltd. Class A	2,194,800	1,674
	Fushun Special Steel Co. Ltd. Class A	1,778,900	1,674
	Jiangsu Guoxin Corp. Ltd. Class A	1,504,100	1,671
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,671
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	323,500	1,671
*	Sino GeoPhysical Co. Ltd. Class A	369,863	1,671
*	HyUnion Holding Co. Ltd. Class A	1,326,400	1,669
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,669
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,435,800	1,664
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,303,500	1,657
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,656
	Renhe Pharmacy Co. Ltd. Class A	1,919,000	1,655
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	1,654
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,654
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	217,266	1,652
*	TPV Technology Co. Ltd. Class A	4,504,000	1,650
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,648
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,644
	CMST Development Co. Ltd. Class A	1,922,706	1,641
	Anhui Expressway Co. Ltd. Class A	789,733	1,640
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	209,435	1,640
	Ningbo Yongxin Optics Co. Ltd. Class A	108,900	1,635
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,891,500	1,633
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,633
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,631
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	336,500	1,631
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	413,075	1,630
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	832,400	1,628
	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,628
	NYOCOR Co. Ltd. Class A	1,894,200	1,627
*	Chengdu Guoguang Electric Co. Ltd. Class A	108,677	1,625
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	728,023	1,623
	China Meidong Auto Holdings Ltd.	8,682,558	1,623
	Fujian Boss Software Development Co. Ltd. Class A	849,180	1,622
	Sino Wealth Electronic Ltd. Class A	343,455	1,613
	IReader Technology Co. Ltd. Class A	454,300	1,612
*	Sanwei Holding Group Co. Ltd. Class A	994,400	1,611
	First Tractor Co. Ltd. Class A	744,400	1,609
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,609
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,608
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,445,160	1,608
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,607
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,606
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,604
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,604
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,390,320	1,603
	Sino Biological Inc. Class A	149,339	1,603
	Tianjin Port Co. Ltd. Class A	2,299,829	1,598
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,594
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,588
	Jingjin Equipment Inc. Class A	549,340	1,586
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,586
	Bluestar Adisseo Co. Class A	1,147,912	1,584
	Chengdu Leejun Industrial Co. Ltd. Class A	1,011,800	1,584
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,582
	Cangzhou Dahua Co. Ltd. Class A	484,500	1,582
	Double Medical Technology Inc. Class A	214,825	1,582
*,1	Gemdale Properties & Investment Corp. Ltd.	68,590,302	1,580

		Shares	Market Value ($000)
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	1,576
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,573
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,459,100	1,572
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,571
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,571
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,569
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,008,100	1,568
	Sumavision Technologies Co. Ltd. Class A	1,800,200	1,565
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,562
	Hangzhou Onechance Tech Corp. Class A	254,009	1,560
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,554
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	953,000	1,550
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	522,000	1,547
	Jiangsu Yunyi Electric Co. Ltd. Class A	839,000	1,546
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	1,545
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,542
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,538
	Befar Group Co. Ltd. Class A	1,910,100	1,534
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	1,529
*	Toyou Feiji Electronics Co. Ltd. Class A	467,300	1,526
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,518
	Shanghai Yaoji Technology Co. Ltd. Class A	405,900	1,518
	Lao Feng Xiang Co. Ltd. Class A	229,628	1,517
*	Xinzhi Group Co. Ltd. Class A	409,300	1,517
*	Xian International Medical Investment Co. Ltd. Class A	2,149,200	1,512
*	Anhui Guofeng New Materials Co. Ltd. Class A	1,057,722	1,512
	Jinhui Liquor Co. Ltd. Class A	481,182	1,511
	Suzhou Nanomicro Technology Co. Ltd. Class A	371,387	1,510
	Foran Energy Group Co. Ltd. Class A	734,945	1,507
	Changjiang Publishing & Media Co. Ltd. Class A	1,138,600	1,507
*	China Union Holdings Ltd. Class A	1,762,187	1,506
	Edifier Technology Co. Ltd. Class A	850,900	1,506
	Zhongmin Energy Co. Ltd. Class A	1,806,500	1,505
	Shanghai Environment Group Co. Ltd. Class A	1,218,800	1,504
*	Shanghai STEP Electric Corp. Class A	651,600	1,503
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,551,100	1,502
	Aotecar New Energy Technology Group Co. Ltd. Class A	3,246,800	1,499
	Arctech Solar Holding Co. Ltd. Class A	231,969	1,499
*	SPIC Hydropower Co. Ltd. Class A	778,200	1,495
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	1,495
	Luenmei Quantum Co. Ltd. Class A	1,477,970	1,494
*	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	1,494
	Chengzhi Co. Ltd. Class A	1,133,107	1,493
	Streamax Technology Co. Ltd. Class A	168,800	1,493
*	Wonders Information Co. Ltd. Class A	1,536,300	1,491
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,488
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,487
	Black Peony Group Co. Ltd. Class A	1,064,500	1,484
	Qingdao Haier Biomedical Co. Ltd. Class A	309,253	1,484
*	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,482
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,886,394	1,480
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	1,480
*	CanSino Biologics Inc. Class A	149,416	1,477
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,474
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,414,950	1,474
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,473
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,469
	Guangdong South New Media Co. Ltd. Class A	222,495	1,467
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	1,466
	Shenzhen Hello Tech Energy Co. Ltd. Class A	173,710	1,466
*	North Electro-Optic Co. Ltd. Class A	576,400	1,464
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,462
*	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	1,462
	Henan Liliang Diamond Co. Ltd. Class A	255,300	1,462
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,462
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,461
*	Beijing eGOVA Co. Ltd. Class A	686,442	1,460
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,460
*	Red Star Macalline Group Corp. Ltd. Class A	3,836,664	1,457
	Rizhao Port Co. Ltd. Class A	3,193,500	1,457

		Shares	Market Value ($000)
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,455
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,454
	Guangxi LiuYao Group Co. Ltd. Class A	556,220	1,454
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	1,454
*	Sinodata Co. Ltd. Class A	362,900	1,453
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,452
	China Publishing & Media Co. Ltd. Class A	1,384,500	1,450
	China Science Publishing & Media Ltd. Class A	479,300	1,450
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,449
	Yangling Metron New Material Inc. Class A	593,180	1,447
*	Henan Yuneng Holdings Co. Ltd. Class A	1,621,724	1,446
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,445
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,442
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	1,442
	Chongqing Department Store Co. Ltd. Class A	406,400	1,439
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	555,767	1,438
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,207,700	1,438
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,437
*	Greattown Holdings Ltd. Class A	1,986,700	1,434
	Rianlon Corp. Class A	212,700	1,433
	Xiangyu Medical Co. Ltd. Class A	147,114	1,432
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	1,431
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,428
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,428
*	CSG Smart Science & Technology Co. Ltd. Class A	866,200	1,426
	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,425
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,425
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,425
	Sinocare Inc. Class A	564,449	1,424
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	1,421
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,966,960	1,421
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	464,100	1,420
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,418
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	950,300	1,417
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,416
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	347,432	1,414
	Jangho Group Co. Ltd. Class A	1,022,300	1,413
	EIT Environmental Development Group Co. Ltd. Class A	400,744	1,413
*	Archermind Technology Co. Ltd. Class A	220,918	1,411
	KPC Pharmaceuticals Inc. Class A	784,700	1,410
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,410
*	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	1,410
*	Youzu Interactive Co. Ltd. Class A	810,400	1,409
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,171,000	1,409
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,498,600	1,408
	Shanghai Runda Medical Technology Co. Ltd. Class A	613,000	1,408
	Winall Hi-Tech Seed Co. Ltd. Class A	938,060	1,408
*	Top Energy Co. Ltd. Shanxi Class A	1,583,300	1,408
*	Shenzhen Baoming Technology Co. Ltd. Class A	182,900	1,407
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,405
	Bros Eastern Co. Ltd. Class A	1,372,600	1,401
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	365,956	1,401
	Jinhong Gas Co. Ltd. Class A	432,003	1,395
*	Piesat Information Technology Co. Ltd. Class A	271,820	1,393
*	Tellhow Sci-Tech Co. Ltd. Class A	875,000	1,393
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	412,585	1,393
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	1,390
	JSTI Group Class A	1,259,980	1,383
	Edan Instruments Inc. Class A	671,600	1,383
	Camel Group Co. Ltd. Class A	1,012,512	1,382
	Luoniushan Co. Ltd. Class A	1,132,600	1,379
	Yueyang Forest & Paper Co. Ltd. Class A	1,670,535	1,378
	Wuxi Boton Technology Co. Ltd. Class A	414,700	1,378
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	534,291	1,372
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	1,371
	PharmaBlock Sciences Nanjing Inc. Class A	230,677	1,369
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,133,928	1,368
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	1,365
*	B-Soft Co. Ltd. Class A	1,746,795	1,363
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,361

		Shares	Market Value ($000)
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,360
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,360
*	Anyang Iron & Steel Inc. Class A	3,730,300	1,360
	Fujian Longxi Bearing Group Co. Ltd. Class A	400,100	1,358
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,357
*	Guizhou Zhongyida Co. Ltd. Class A	717,500	1,356
	Beijing Gehua CATV Network Co. Ltd. Class A	1,149,866	1,353
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	1,353
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,352
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,342
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	621,400	1,341
	Sanquan Food Co. Ltd. Class A	782,125	1,341
*	China Agriculture Development Seed Group Co. Ltd. Class A	1,055,903	1,341
	Shanghai Zhezhong Group Co. Ltd. Class A	465,900	1,340
	Dlg Exhibitions & Events Corp. Ltd. Class A	726,460	1,339
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,338
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,337
	Jade Bird Fire Co. Ltd. Class A	822,926	1,336
*	Quzhou DFP New Material Group Co. Ltd.	2,222,100	1,332
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	777,400	1,331
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,286,700	1,330
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,328
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,326
	Shinva Medical Instrument Co. Ltd. Class A	588,640	1,325
	Beyondsoft Corp. Class A	660,400	1,322
*	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,321
	Eastern Communications Co. Ltd. Class B	2,431,059	1,317
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,316
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,315
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,315
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,371,480	1,310
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,310
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	1,310
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	1,309
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	1,308
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,447,240	1,307
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,306
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	1,304
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,302
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,022,800	1,299
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,298
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,296
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	511,725	1,296
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,290
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,290
	Guotai Epoint Software Co. Ltd. Class A	314,596	1,290
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,289
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,269,000	1,289
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,248,400	1,288
	Topsec Technologies Group Inc. Class A	1,022,800	1,287
	Shanghai Pudong Construction Co. Ltd. Class A	1,138,139	1,286
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,281
	Zhejiang Vie Science & Technology Co. Ltd. Class A	606,693	1,280
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	1,278
	Shenzhen Tellus Holding Co. Ltd. Class A	493,500	1,276
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,274
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	1,273
*	Chongqing Taiji Industry Group Co. Ltd. Class A	504,100	1,273
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,272
*	Bio-Thera Solutions Ltd. Class A	376,874	1,272
	Three Squirrels Inc. Class A	369,600	1,269
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,268
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,266
*	Huludao Zinc Industry Co. Class A	1,290,700	1,266
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,262
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,996,400	1,262
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,261
*	Bright Real Estate Group Co. Ltd. Class A	2,132,500	1,261
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	1,260
*	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	1,259

		Shares	Market Value ($000)
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,257
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	681,700	1,255
	Suzhou Good-Ark Electronics Co. Ltd. Class A	813,400	1,255
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	1,254
	Opple Lighting Co. Ltd. Class A	429,756	1,252
	263 Network Communications Co. Ltd. Class A	1,314,630	1,252
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,252
	Jiangling Motors Corp. Ltd. Class A	481,278	1,251
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,248
	Yunnan Energy Investment Co. Ltd. Class A	737,662	1,247
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,247
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	1,246
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,245
	Shenma Industry Co. Ltd. Class A	951,600	1,244
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,243
	Cheng De Lolo Co. Ltd. Class A	1,004,068	1,239
*	Global Infotech Co. Ltd. Class A	453,400	1,239
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,238
	Hangzhou Sunrise Technology Co. Ltd. Class A	499,500	1,237
*	KingClean Electric Co. Ltd. Class A	265,519	1,236
	Hanyu Group Joint-Stock Co. Ltd. Class A	623,200	1,229
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	327,811	1,228
	Zhejiang Construction Investment Group Co. Ltd. Class A	988,000	1,228
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	1,225
*	Yechiu Metal Recycling China Ltd. Class A	1,858,500	1,225
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,224
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,224
*	INKON Life Technology Co. Ltd. Class A	743,300	1,224
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,224
	Solareast Holdings Co. Ltd. Class A	881,700	1,224
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,220,900	1,221
*	Nanfang Pump Industry Co. Ltd. Class A	1,848,000	1,219
	Xiamen Port Development Co. Ltd. Class A	670,600	1,219
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,219
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	470,600	1,217
*	ABA Chemicals Corp. Class A	1,145,400	1,217
	Wushang Group Co. Ltd. Class A	797,600	1,215
*	Shanghai Medicilon Inc. Class A	142,305	1,215
	Hualan Biological Vaccine Inc. Class A	383,700	1,210
	Three's Co. Media Group Co. Ltd. Class A	203,916	1,205
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,850,500	1,203
	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,202
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,019,200	1,200
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,199
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,197
*	Guoguang Electric Co. Ltd. Class A	601,300	1,194
	Suning Universal Co. Ltd. Class A	3,542,392	1,193
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	1,191
	East China Engineering Science & Technology Co. Ltd. Class A	663,075	1,191
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,189
	Shandong Lukang Pharma Class A	890,700	1,189
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	1,187
	Jinlei Technology Co. Ltd. Class A	300,359	1,187
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,186
	Shenzhen Das Intellitech Co. Ltd. Class A	2,890,300	1,184
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,183
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,183
*	Daan Gene Co. Ltd. Class A	1,241,370	1,180
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	608,600	1,180
	Longhua Technology Group Luoyang Co. Ltd. Class A	817,700	1,177
	Unilumin Group Co. Ltd. Class A	1,040,977	1,173
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,171
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,236,513	1,171
	Shenzhen YHLO Biotech Co. Ltd. Class A	563,482	1,171
	Lancy Co. Ltd. Class A	435,200	1,170
	Shenzhen Topraysolar Co. Ltd. Class A	1,376,300	1,169
*	Konka Group Co. Ltd. Class A	1,630,500	1,168
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,168
*	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,166
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,165

		Shares	Market Value ($000)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,150,400	1,161
*	Client Service International Inc. Class A	470,750	1,159
	Mesnac Co. Ltd. Class A	972,100	1,158
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	987,300	1,155
*	Hubei Century Network Technology Co. Ltd. Class A	575,100	1,154
	Bafang Electric Suzhou Co. Ltd. Class A	264,668	1,153
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	257,863	1,150
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,289,670	1,149
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,149
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	1,148
	MYS Group Co. Ltd. Class A	1,908,300	1,144
	Jiajiayue Group Co. Ltd. Class A	610,605	1,144
	Wencan Group Co. Ltd. Class A	385,085	1,143
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,142
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,140
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,140
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,139
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	399,300	1,137
	Sleemon Healthy Sleep Technology Co. Ltd. Class A	366,800	1,137
	Foshan Electrical & Lighting Co. Ltd. Class A	1,256,500	1,135
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	799,364	1,135
	Beijing CTJ Information Technology Co. Ltd. Class A	348,784	1,134
*	New Journey Health Technology Group Co. Ltd. Class A	3,356,500	1,130
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,130
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,129
*	Sun Create Electronics Co. Ltd. Class A	291,300	1,127
	Guangdong Marubi Biotechnology Co. Ltd. Class A	248,400	1,127
	Chengdu Hongqi Chain Co. Ltd. Class A	1,324,333	1,126
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,086,600	1,124
*	Hongbo Co. Ltd. Class A	504,726	1,124
*	Shunfa Hengneng Corp. Class A	1,881,000	1,123
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,121
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,117
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,117
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,116
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	1,116
*	UTour Group Co. Ltd. Class A	955,700	1,116
	Center International Group Co. Ltd. Class A	502,088	1,115
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,113
*	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	1,111
*	Huafu Fashion Co. Ltd. Class A	1,846,024	1,109
	Hengdian Entertainment Co. Ltd. Class A	301,400	1,106
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	1,105
	Appotronics Corp. Ltd. Class A	444,599	1,104
	Joyoung Co. Ltd. Class A	733,277	1,103
	Qiming Information Technology Co. Ltd. Class A	404,400	1,100
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	1,098
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	494,900	1,097
	Chongqing Port Co. Ltd. Class A	1,390,400	1,096
	Yotrio Group Co. Ltd. Class A	2,010,200	1,095
	Orient International Enterprise Ltd. Class A	870,800	1,095
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,092
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,092
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,090
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	259,200	1,090
	Shanghai Baolong Automotive Corp. Class A	206,300	1,089
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,087
	Shanghai Xinhua Media Co. Ltd. Class A	1,090,600	1,085
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,084
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,083
	Yuneng Technology Co. Ltd. Class A	138,937	1,083
	Toly Bread Co. Ltd. Class A	1,361,712	1,076
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,468,100	1,076
	Luolai Lifestyle Technology Co. Ltd. Class A	713,700	1,072
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,072
*	Hainan Expressway Co. Ltd. Class A	1,172,600	1,072
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,070
	Ligao Foods Co. Ltd. Class A	165,571	1,070
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	1,068
	Haining China Leather Market Co. Ltd. Class A	1,496,500	1,068

		Shares	Market Value ($000)
*	Truking Technology Ltd. Class A	666,100	1,067
	Huangshan Novel Co. Ltd. Class A	588,000	1,066
*	Hunan New Wellful Co. Ltd. Class A	1,251,600	1,063
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	1,062
	Xiamen International Airport Co. Ltd. Class A	401,520	1,061
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,060
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	472,352	1,059
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	1,058
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,056
	Emei Shan Tourism Co. Ltd. Class A	527,000	1,056
	Sunyard Technology Co. Ltd. Class A	458,700	1,055
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,051
	Fujian Apex Software Co. Ltd. Class A	199,320	1,049
	Lushang Freda Pharmaceutical Co. Ltd. Class A	970,000	1,047
	BMC Medical Co. Ltd. Class A	87,240	1,044
	AUCMA Co. Ltd. Class A	934,000	1,044
	Focused Photonics Hangzhou Inc. Class A	469,100	1,043
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	1,043
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	827,562	1,042
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,358,900	1,041
*	Jiangsu General Science Technology Co. Ltd. Class A	1,543,300	1,041
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	1,040
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,802,968	1,038
*	Guangxi Beitou Technology Co. Ltd. Class A	1,704,600	1,034
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,031
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	1,031
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,028
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	1,025
	Shenzhen Guangju Energy Co. Ltd. Class A	625,100	1,024
*	RiseSun Real Estate Development Co. Ltd. Class A	4,393,356	1,023
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,022
	Nanjing Pharmaceutical Group Co. Ltd.	1,283,500	1,022
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	1,020
	China CYTS Tours Holding Co. Ltd. Class A	716,400	1,018
	Zhejiang Hangmin Co. Ltd. Class A	925,800	1,016
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	1,015
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	1,015
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	1,015
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,013
*	Baotailong New Materials Co. Ltd. Class A	1,937,050	1,013
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,302,000	1,010
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,009,743	1,005
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	1,004
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	1,004
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	1,000
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	999
	Guangdong Goworld Co. Ltd. Class A	486,000	998
	Zhuhai Port Co. Ltd. Class A	1,263,400	998
	Jinneng Science & Technology Co. Ltd. Class A	986,880	994
	Wellhope Foods Co. Ltd. Class A	921,083	993
	Maccura Biotechnology Co. Ltd. Class A	567,615	992
*	Phenix Optical Co. Ltd. Class A	320,521	991
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	989
	Bear Electric Appliance Co. Ltd. Class A	158,890	989
	Guizhou Gas Group Corp. Ltd. Class A	983,500	988
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	804,600	984
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	983
*	VanJee Technology Co. Ltd. Class A	215,300	982
	Shenzhen Topway Video Communication Co. Ltd. Class A	815,700	981
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	412,000	981
*	Eastone Century Technology Co. Ltd. Class A	1,035,700	978
*	Cybrid Technologies Inc. Class A	420,000	977
	ZhongYeDa Electric Co. Ltd. Class A	694,100	975
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	975
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	974
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,662,100	972
	Shandong Xiantan Group Co. Ltd.	1,040,300	970
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	998,700	970
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	965
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	964

		Shares	Market Value ($000)
*	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	963
	Joeone Co. Ltd. Class A	544,200	963
	Shanghai Bailian Group Co. Ltd. Class B	1,779,354	960
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	959
*	Feitian Technologies Co. Ltd. Class A	409,100	958
	China Television Media Ltd. Class A	373,522	957
*	Yijiahe Technology Co. Ltd. Class A	213,300	957
	Vats Liquor Chain Store Management JSC Ltd. Class A	394,400	956
	Puyang Refractories Group Co. Ltd. Class A	986,600	954
	Time Publishing & Media Co. Ltd. Class A	758,520	952
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	951
*	Guangdong Yowant Technology Group Co. Ltd. Class A	892,200	947
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	947
*	Jinbei Automotive Co. Ltd. Class A	1,399,200	946
	Dongfeng Electronic Technology Co. Ltd. Class A	553,655	945
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	941
	Duolun Technology Corp. Ltd. Class A	683,500	941
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	940
	Nanjing Cosmos Chemical Co. Ltd. Class A	476,080	940
	China West Construction Group Co. Ltd. Class A	1,075,477	937
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	933
*	Jilin Yatai Group Co. Ltd. Class A	3,548,900	933
*	World Union Group Inc. Class A	2,389,380	931
*	Beijing North Star Co. Ltd. Class A	3,606,681	929
*	China Wuyi Co. Ltd. Class A	2,073,805	925
	CSG Holding Co. Ltd. Class A	1,382,132	925
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	545,900	924
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	923
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	923
	Ningbo Peacebird Fashion Co. Ltd. Class A	397,429	917
*	Guizhou Zhenhua E-chem Inc. Class A	452,140	916
*	Tangrenshen Group Co. Ltd. Class A	1,422,000	914
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,508,811	912
*	Inspur Software Co. Ltd. Class A	358,100	907
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,555,403	902
	Shandong Sunway Chemical Group Co. Ltd. Class A	657,300	898
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	322,400	895
	Beijing Sanyuan Foods Co. Ltd. Class A	1,140,500	895
	Canny Elevator Co. Ltd. Class A	767,200	891
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	891
	Rainbow Digital Commercial Co. Ltd. Class A	1,079,692	890
	Shenzhen Expressway Corp. Ltd. Class A	682,248	890
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,316,900	887
*	Wutong Holding Group Co. Ltd. Class A	1,303,200	887
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	885
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	881
	Newcapec Electronics Co. Ltd. Class A	476,500	880
	Dashang Co. Ltd. Class A	335,485	879
	Tungkong Inc. Class A	526,500	878
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	254,730	877
	Luyang Energy-Saving Materials Co. Ltd.	458,998	877
*	Hanwang Technology Co. Ltd. Class A	280,600	876
	Bestsun Energy Co. Ltd. Class A	1,388,384	867
	Guangxi Energy Co. Ltd. Class A	1,553,500	867
	Huangshan Tourism Development Co. Ltd. Class A	472,100	867
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	866
*	Beken Corp. Class A	153,600	865
	Shandong New Beiyang Information Technology Co. Ltd. Class A	766,700	864
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	864
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	861
	Changchun BCHT Biotechnology Co. Ltd. Class A	294,538	860
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	636,000	858
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	857
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	505,760	856
*	DBAPP Security Ltd. Class A	106,038	855
	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	853
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	853
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	850
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	729,100	850
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	849

		Shares	Market Value ($000)
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	849
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,734,700	848
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	376,300	848
	Goldcard Smart Group Co. Ltd. Class A	365,800	845
	Wuhan Keqian Biology Co. Ltd. Class A	355,316	845
	Vatti Corp. Ltd. Class A	931,300	844
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	843
	Baoxiniao Holding Co. Ltd. Class A	1,454,700	843
	Huabao Flavours & Fragrances Co. Ltd. Class A	303,144	842
	Changhong Meiling Co. Ltd. Class A	879,900	842
	Hongli Zhihui Group Co. Ltd. Class A	777,000	841
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	393,092	841
*	Huayi Brothers Media Corp. Class A	2,624,300	838
*	ADAMA Ltd. Class A	933,088	836
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	836
*	XGIMI Tech Co. Ltd.	62,009	836
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	829
*	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	828
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	374,000	827
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	826
	CITIC Press Corp. Class A	191,000	825
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	805,900	825
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	821
	Shanghai Bright Meat Group Co. Ltd. Class A	860,100	820
	Zhuhai Huajin Capital Co. Ltd. Class A	361,800	820
	Shenzhen Textile Holdings Co. Ltd. Class A	446,100	812
	Ningbo Cixing Co. Ltd. Class A	784,500	810
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	809
[1]	Autohome Inc. Class A	143,957	804
	Shandong Head Group Co. Ltd. Class A	312,967	803
	Beijing Fengjing Automotive Parts Co. Ltd.	1,328,900	802
	Guizhou Guihang Automotive Components Co. Ltd. Class A	379,600	801
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	800
	Shenzhen Comix Group Co. Ltd. Class A	712,050	798
*	Beijing Hualian Department Store Co. Ltd. Class A	2,816,100	794
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	783
*	Shenzhen Rapoo Technology Co. Ltd. Class A	295,100	770
*	KBC Corp. Ltd. Class A	187,135	765
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,016,000	762
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,180,400	758
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	754
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	754
	Qingdao Citymedia Co. Ltd. Class A	766,400	745
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	742
	Shanghai New World Co. Ltd. Class A	648,100	741
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	739
*	Beijing Sinohytec Co. Ltd. Class A	163,755	729
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	480,400	726
*	Zhongbai Holdings Group Co. Ltd. Class A	696,000	726
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	724
*	Blue Sail Medical Co. Ltd. Class A	846,803	721
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	720
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	719
	Anhui Korrun Co. Ltd. Class A	227,300	719
*	Bright Eye Hospital Group Co. Ltd. Class A	143,500	716
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	701
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	698
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	686
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	683
	Wenfeng Great World Chain Development Corp. Class A	1,783,200	677
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	190,634	672
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	665
*	Marssenger Kitchenware Co. Ltd. Class A	396,800	662
*	Long Yuan Construction Group Co. Ltd. Class A	1,433,000	656
	Qianjiang Water Resources Development Co. Ltd. Class A	478,500	644
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	640
*	Top Resource Energy Co. Ltd. Class A	762,200	636
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	233,240	635
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	634
	Era Co. Ltd. Class A	974,000	630

		Shares	Market Value ($000)
	Bestore Co. Ltd. Class A	366,891	629
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	513,500	620
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	183,020	612
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	581
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	577
*	Triumph New Energy Co. Ltd. Class A	361,900	534
	Whirlpool China Co. Ltd. Class A	323,800	521
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,444,000	492
*	Rongan Property Co. Ltd. Class A	1,575,300	415
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	334
*,3	China South City Holdings Ltd.	22,420,275	307
*,3	Orient Group Inc.	3,504,600	182
[2]	Orient Securities Co. Ltd. Class H	179,200	156
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	14
*,3	China Fishery Group Ltd.	9,033,000	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,3	Yango Group Co. Ltd. Class A	3,984,593	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	—
*,3	Blivex Energy Technology Co. Ltd.	3,837,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	—
*,3	China Dili Group	35,982,893	—
*,3	ChangjiangRunfa Health Industry Co. Ltd.	556,100	—
*,3	China Grand Automotive Services Group Co. Ltd.	6,096,000	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	—
			50,657,291
Colombia (0.0%)
	Grupo Cibest SA ADR	697,884	56,982
	Interconexion Electrica SA ESP	6,065,629	49,715
	Ecopetrol SA	67,799,834	42,181
	Cementos Argos SA	7,808,903	29,192
	Grupo Cibest SA	10,463	236
			178,306
Czech Republic (0.0%)
	CEZ A/S	2,021,031	116,209
	Komercni Banka A/S	1,109,244	67,217
[2]	Moneta Money Bank A/S	4,011,302	40,259
	Colt CZ Group SE	244,051	9,898
*	CSG NV	177,935	6,444
[1]	Doosan Skoda Power A/S	152,411	3,175
			243,202
Denmark (1.2%)
	Novo Nordisk A/S Class B	46,619,430	2,768,227
	DSV A/S	2,789,808	784,453
	Danske Bank A/S	9,183,402	467,876
	Vestas Wind Systems A/S	14,740,448	446,804
	Novonesis Novozymes B	5,086,423	311,663
*	Genmab A/S	902,622	294,061
	Carlsberg A/S Class B	1,324,386	180,049
	Coloplast A/S Class B	1,959,405	167,029
*,2	Orsted A/S	6,749,157	151,824
[1]	AP Moller - Maersk A/S Class B	57,676	142,617
	Tryg A/S	4,421,887	107,465
*	NKT A/S	793,692	103,804
[1]	AP Moller - Maersk A/S Class A	38,349	94,038
	Ringkjoebing Landbobank A/S	364,737	91,946
	Jyske Bank A/S (Registered)	617,530	89,867
	Pandora A/S	1,101,259	89,140
	ISS A/S	2,085,084	79,076
	AL Sydbank	779,324	70,579
*	Zealand Pharma A/S	1,035,834	69,274
	Royal Unibrew A/S	729,904	68,768
*	ALK-Abello A/S Class B	1,916,219	63,319
	FLSmidth & Co. A/S	695,976	59,658
*,1	Demant A/S	1,194,104	41,798
	ROCKWOOL A/S Class B	1,167,844	39,438

		Shares	Market Value ($000)
	Per Aarsleff Holding A/S	248,572	35,447
*	Bavarian Nordic A/S	1,131,236	34,468
*,1	GN Store Nord A/S	1,907,687	33,487
*,1,2	Netcompany Group A/S	606,185	31,994
	Alm Brand A/S	10,532,939	29,135
[1]	Ambu A/S Class B	1,975,785	26,793
	H Lundbeck A/S	3,716,769	24,919
	Chemometec A/S	244,001	23,582
[1]	TORM plc Class A	829,902	20,401
	Schouw & Co. A/S	191,373	20,195
	D/S Norden A/S	271,169	12,249
	UIE plc	186,326	11,118
[2]	Scandinavian Tobacco Group A/S	698,210	10,859
*,1	NTG Nordic Transport Group A/S	222,560	6,806
[1]	Gubra A/S	90,013	6,461
*	Dfds A/S	411,375	6,448
	H Lundbeck A/S Class A	766,645	4,478
			7,121,613
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	37,060,293	105,642
	Talaat Moustafa Group	10,605,085	19,537
	Eastern Co. SAE	17,806,367	14,342
	Telecom Egypt Co.	7,622,531	12,752
*	EFG Holding S.A.E.	15,143,759	9,288
*	Fawry for Banking & Payment Technology Services SAE	23,176,556	8,458
			170,019
Finland (0.7%)
	Nordea Bank Abp	47,555,030	918,783
	Nokia OYJ	73,366,802	472,549
	Sampo OYJ Class A (XHEL)	32,539,965	362,896
	Kone OYJ Class B	4,555,820	327,404
	Wartsila OYJ Abp	6,657,235	269,885
	UPM-Kymmene OYJ	7,611,737	209,994
	Metso OYJ	10,138,636	198,218
	Neste OYJ	5,996,183	153,172
	Fortum OYJ	6,152,852	145,345
	Orion OYJ Class B	1,538,722	127,249
	Konecranes OYJ	951,766	112,082
	Stora Enso OYJ	8,607,560	99,090
	Kesko OYJ Class B	3,898,993	98,619
	Elisa OYJ	2,072,517	91,678
	Valmet OYJ	2,048,644	70,200
	Mandatum OYJ	6,174,958	50,359
	Huhtamaki OYJ	1,317,780	46,247
	Kemira OYJ	1,629,664	38,331
	TietoEVRY OYJ	1,489,917	32,343
	Hiab OYJ Class B	521,872	31,010
	Sampo OYJ Class A	2,626,288	29,309
	Outokumpu OYJ	5,003,048	28,090
	Kalmar OYJ Class B	527,480	26,969
*	Kojamo OYJ	2,206,878	24,954
[1]	Nokian Renkaat OYJ	1,736,532	22,279
[2]	Terveystalo OYJ	1,086,822	13,060
	Sanoma OYJ	855,257	9,784
*	QT Group OYJ	253,425	7,969
	Revenio Group OYJ	300,870	7,157
*	YIT OYJ	1,920,708	7,028
[1]	Metsa Board OYJ Class B	2,118,447	6,581
[1]	Tokmanni Group Corp.	663,055	6,052
	Citycon OYJ	1,119,892	5,049
	Finnair OYJ	1,239,050	4,348
			4,054,083
France (5.4%)
	LVMH Moet Hennessy Louis Vuitton SE	3,730,468	2,407,661
	Schneider Electric SE	7,932,124	2,274,156
	Airbus SE	8,549,753	1,957,466
	TotalEnergies SE	26,854,428	1,953,089
	Safran SA	5,087,612	1,817,760

		Shares	Market Value ($000)
	BNP Paribas SA	14,486,111	1,566,420
	Sanofi SA	15,695,547	1,480,463
	EssilorLuxottica SA	4,215,228	1,288,579
	Hermes International SCA	497,754	1,197,596
	AXA SA	24,386,572	1,112,007
	Vinci SA	7,310,776	1,051,178
	L'Oreal SA Loyalty Shares	2,168,942	996,498
	Air Liquide SA Loyalty Shares	5,311,514	994,647
	Societe Generale SA	10,325,473	904,816
	Danone SA	9,268,148	726,252
	Cie de Saint-Gobain SA	6,621,332	653,562
	Legrand SA	3,665,179	585,175
	Orange SA	30,524,698	567,455
	L'Oreal SA (XPAR)	1,097,294	504,140
	Air Liquide SA Loyalty Shares 2027	2,574,680	482,141
	Engie SA Loyalty Shares	15,546,706	464,169
	Thales SA	1,307,858	400,369
	Cie Generale des Etablissements Michelin SCA	9,703,536	360,347
	Capgemini SE	2,252,437	349,980
	Publicis Groupe SA	3,334,265	333,254
	Veolia Environnement SA	8,836,666	331,439
	Kering SA	1,026,216	320,362
	Credit Agricole SA	13,582,091	294,140
	Engie SA	9,430,165	281,551
	STMicroelectronics NV	9,427,520	266,215
	Dassault Systemes SE	9,660,292	265,705
	Pernod Ricard SA	2,796,380	250,043
	Unibail-Rodamco-Westfield	1,747,218	193,181
	Accor SA	3,239,217	176,152
	Bureau Veritas SA	5,077,022	163,441
	Eiffage SA	1,084,954	160,907
*	Alstom SA	4,944,276	157,863
	Bouygues SA	2,758,791	149,123
	Rexel SA	3,279,034	137,410
	Carrefour SA	8,273,748	135,517
	Eurofins Scientific SE	1,651,986	133,634
	Klepierre SA	3,039,923	117,108
	SPIE SA	2,135,523	117,014
	Gaztransport Et Technigaz SA	538,456	116,010
	Renault SA	2,742,974	103,518
	Dassault Aviation SA	257,979	98,077
	Sartorius Stedim Biotech	407,495	91,062
	Getlink SE	4,579,626	90,651
	Nexans SA	556,866	87,713
	Technip Energies NV	2,192,269	85,914
	Ipsen SA	509,693	83,266
	SCOR SE	2,535,744	82,633
	Elis SA	2,625,159	76,220
[2]	Amundi SA	850,579	75,624
[2]	Ayvens SA	5,173,241	75,001
	Aeroports de Paris SA	565,470	74,711
	BioMerieux	638,245	74,117
[1]	Edenred SE	3,528,663	73,911
	Gecina SA	735,720	67,577
*	Air Liquide SA Loyalty Shares	333,361	62,426
	Bollore SE	10,007,320	57,056
	Arkema SA	854,956	51,487
	Vallourec SACA	2,395,396	50,837
	Teleperformance SE	778,902	50,314
	Covivio SA	775,365	49,535
	SES SA Class A ADR	5,356,347	43,871
[1,2]	FDJ United	1,636,191	43,303
	Valeo SE	3,038,459	42,436
	Rubis SCA	1,032,424	41,806
	Alten SA	424,306	41,595
	Sodexo SA Loyalty Shares	813,656	41,571
	Air Liquide SA	206,230	38,619
	L'Oreal SA	83,416	38,325
	Sopra Steria Group	199,298	36,405
	Wendel SE	354,870	34,283

		Shares	Market Value ($000)
*	Forvia SE	1,949,659	31,833
	Exosens SAS	487,879	31,254
	Coface SA	1,508,698	27,593
	Vivendi SE	9,498,884	26,501
*	Engie SA Loyalty Shares	858,028	25,618
	Virbac SACA	60,095	25,052
	Eurazeo SE Loyalty Shares	409,452	24,595
	Trigano SA	118,416	23,561
*	Air France-KLM	1,728,507	22,174
	IPSOS SA	497,781	21,118
*	ID Logistics Group SACA	43,522	21,110
	Vicat SACA	225,111	20,859
	JCDecaux SE	1,027,573	20,268
	Vusion	123,119	19,167
*	Emeis SA	1,175,673	18,986
*,1	Exail Technologies SA	140,543	18,464
[1]	Argan SA	234,570	18,357
	Societe BIC SA	284,749	18,343
	Sodexo SA	334,411	17,086
	Carmila SA	870,155	16,838
	Mercialys SA	1,298,206	16,334
*	Clariane SE	3,606,523	16,288
[1]	ICADE	654,149	16,156
	Pluxee NV	1,159,530	15,362
[1]	Remy Cointreau SA	320,453	15,282
*	Viridien	100,535	15,208
	Imerys SA	472,259	14,725
	Opmobility	760,289	14,567
	Altarea SCA	92,305	12,732
	Derichebourg SA	1,318,968	12,431
	Television Francaise 1 SA	1,268,671	12,262
	SEB SA Loyalty Shares	209,130	11,797
*	SOITEC	372,679	11,606
[1]	Eramet SA	123,312	10,687
	Interparfums SA	333,552	10,154
	Metropole Television SA	706,401	10,119
	Antin Infrastructure Partners SA	813,477	10,026
	Mersen SA	317,376	9,704
	LISI SA Loyalty Shares	146,570	9,292
	Eurazeo SE	143,569	8,624
	SEB SA	151,662	8,555
*,1	Eutelsat Communications SACA	3,009,720	8,170
*,1	Nexity SA	713,365	8,066
	Peugeot Invest SA	92,669	8,010
[1]	Wavestone	109,597	7,825
	LISI SA	116,397	7,379
*,1	Ubisoft Entertainment SA	1,380,705	7,123
	Quadient SA	361,852	6,848
[1]	Stef SA	45,889	6,811
*,2	Elior Group SA	1,862,913	6,286
*	Forvia SE (MTAA)	380,259	6,215
[1]	Fnac Darty SA	145,925	6,144
	Etablissements Maurel et Prom SA	777,361	6,074
*,1,2	Worldline SA	3,429,178	5,809
[1]	Planisware SA	244,071	5,801
	GL Events SACA	151,933	5,793
[1,2]	Verallia SA	211,095	5,526
	Beneteau SACA	501,373	4,715
*,1	Voltalia SA (Registered)	548,600	4,615
*,1,2	X-Fab Silicon Foundries SE	745,905	4,529
	Manitou BF SA	154,178	4,065
*,1	OVH Groupe SA	301,748	3,565
	Lagardere SA	155,788	3,479
	Equasens	73,347	3,451
	Sodexo Inc.	37,643	1,923
	North Atlantic Energies	31,029	1,731
*,1,2	Aramis Group SAS	226,870	1,239
*	SEB SA Loyalty Shares	18,184	1,026
			33,012,765

		Shares	Market Value ($000)
Germany (5.0%)
	Siemens AG (Registered)	10,742,704	3,247,845
	SAP SE	15,036,516	3,003,821
	Allianz SE (Registered)	5,646,254	2,486,171
*	Siemens Energy AG	10,859,275	1,850,204
	Deutsche Telekom AG (Registered)	50,650,260	1,699,736
	Rheinmetall AG	659,755	1,397,920
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,912,634	1,159,203
	Deutsche Bank AG (Registered)	25,918,329	1,022,766
	Infineon Technologies AG	19,036,103	930,533
	Bayer AG (Registered)	14,394,425	761,345
	Deutsche Post AG	13,522,422	756,289
	Mercedes-Benz Group AG	11,059,839	755,876
	BASF SE	13,075,023	708,849
	E.ON SE	32,497,463	689,267
	Deutsche Boerse AG	2,690,952	681,417
	RWE AG	9,750,280	619,181
	Heidelberg Materials AG	1,845,089	505,316
[1]	Bayerische Motoren Werke AG	4,229,631	435,569
	adidas AG	2,440,024	432,625
	Commerzbank AG	9,866,271	405,550
	Daimler Truck Holding AG	7,443,727	360,418
	MTU Aero Engines AG	788,973	350,758
	Fresenius SE & Co. KGaA	6,029,041	337,251
	Vonovia SE	10,325,495	302,323
	Merck KGaA	1,895,123	282,360
	Hannover Rueck SE	879,733	248,744
[2]	Siemens Healthineers AG	4,321,246	215,689
	Beiersdorf AG	1,522,088	181,554
	Symrise AG Class A	1,952,985	164,416
	QIAGEN NV	2,972,193	157,583
	GEA Group AG	2,130,933	152,368
	Fresenius Medical Care AG	3,076,354	138,494
	Continental AG	1,592,208	125,290
	Henkel AG & Co. KGaA	1,392,228	114,927
	Knorr-Bremse AG	973,996	113,408
	Talanx AG	883,213	111,400
	Brenntag SE	1,816,651	110,525
[2]	Scout24 SE	1,034,202	102,966
*,2	Zalando SE	3,438,574	98,878
	thyssenkrupp AG	7,201,724	96,004
	HOCHTIEF AG	219,474	92,035
	Deutsche Lufthansa AG (Registered)	8,929,545	91,988
*,2	Delivery Hero SE Class A	3,251,686	90,687
	Hensoldt AG	885,689	87,987
	LEG Immobilien SE	1,095,085	79,183
	Bilfinger SE	522,599	73,221
[1]	Aurubis AG	386,633	73,009
*	Nordex SE	1,814,388	72,642
	Nemetschek SE	830,497	72,564
	KION Group AG	1,026,545	72,510
	RENK Group AG	1,123,453	72,330
	CTS Eventim AG & Co. KGaA	844,439	70,968
*	TUI AG	6,518,224	69,497
	Freenet AG	1,778,447	64,218
	Bechtle AG	1,199,858	62,191
	Rational AG	74,959	60,066
	flatexDEGIRO SE	1,186,693	57,887
	Evonik Industries AG	3,699,185	57,300
*,2	Auto1 Group SE	1,699,492	55,901
	Volkswagen AG	411,928	49,995
*	Fraport AG Frankfurt Airport Services Worldwide	526,169	48,684
	TAG Immobilien AG	2,539,353	43,081
	K+S AG (Registered)	2,577,147	42,226
*	Tkms AG& Co. KGaA	358,661	41,916
	Puma SE	1,497,951	38,291
*	Aumovio SE	789,065	37,863
	AIXTRON SE	1,646,774	37,779
	United Internet AG (Registered)	1,129,491	36,746
[1]	Traton SE	908,094	35,387

		Shares	Market Value ($000)
	Schaeffler AG	2,876,108	33,921
[2]	DWS Group GmbH & Co. KGaA	451,488	33,055
*	Aroundtown SA	10,326,423	32,815
	Krones AG	194,784	31,345
	LANXESS AG	1,204,026	24,870
	Deutz AG	1,895,674	24,275
*	IONOS Group SE	722,766	23,302
[1]	RTL Group SA	532,220	23,205
	Jenoptik AG	734,779	23,189
	HUGO BOSS AG	525,024	21,769
[1]	Wacker Chemie AG	257,509	20,913
[2]	Befesa SA	547,196	20,041
	Duerr AG	699,293	18,639
*,2	Covestro AG	252,129	18,129
	Stroeer SE & Co. KGaA	452,399	18,088
	Deutsche Wohnen SE	713,023	17,727
	Salzgitter AG	320,824	17,216
[1]	Carl Zeiss Meditec AG	505,360	16,773
	Fielmann Group AG	334,445	16,392
*,1,2	Redcare Pharmacy NV	217,978	16,108
[1]	Kontron AG	559,286	15,517
*,1	Evotec SE	2,092,914	15,413
	Alzchem Group AG	84,033	15,362
	Sixt SE	195,723	15,337
	Atoss Software SE	131,394	15,143
[1]	Gerresheimer AG	485,709	14,508
*	HelloFresh SE	2,104,321	13,822
*,2	TeamViewer SE	2,004,493	13,403
	Hornbach Holding AG & Co. KGaA	139,884	13,367
[1]	Vossloh AG	138,389	13,248
	KWS Saat SE & Co. KGaA	142,114	12,626
	FUCHS SE	349,353	12,295
	CANCOM SE	356,228	11,986
	Elmos Semiconductor SE	85,993	11,702
	Eckert & Ziegler SE	620,136	10,979
*	Grand City Properties SA	961,173	10,773
[1]	Kloeckner & Co. SE	825,372	10,752
	Indus Holding AG	274,353	10,439
[1]	1&1 AG	311,510	9,921
[1]	Siltronic AG	156,628	9,725
	Pfeiffer Vacuum Technology AG	49,819	9,690
[2]	Deutsche Pfandbriefbank AG	1,928,431	9,515
[1]	Suedzucker AG	819,972	9,388
	Wacker Neuson SE	406,296	9,279
*	CECONOMY AG	1,745,876	9,226
	Dermapharm Holding SE	209,141	8,640
	Schott Pharma AG & Co. KGaA	500,211	8,508
*,1	SMA Solar Technology AG	194,460	8,460
	Stabilus SE	355,119	8,152
	Nagarro SE	94,663	7,956
*,1	Verbio SE	259,221	7,654
[1]	Norma Group SE	438,773	7,637
*,1	Hypoport SE	59,622	6,954
	Springer Nature AG & Co. KGaA	321,585	6,697
[1]	Secunet Security Networks AG	23,793	6,684
[1]	Adtran Networks SE	245,845	6,470
[1]	PNE AG	522,634	6,131
[1]	GFT Technologies SE	246,365	6,067
*	Douglas AG	474,946	5,976
[1]	GRENKE AG	345,624	5,899
	PATRIZIA SE	560,767	5,675
	Wuestenrot & Wuerttembergische AG	312,642	5,565
[1]	Deutsche Beteiligungs AG	156,857	4,739
[1]	ProSiebenSat.1 Media SE	783,603	4,684
[1]	Adesso SE	48,140	4,642
[1]	Energiekontor AG	92,277	4,193
	Deutsche EuroShop AG	158,903	3,630
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	332,430	3,534
*,1	SGL Carbon SE	586,748	2,851
	Friedrich Vorwerk Group SE	18,294	1,965

		Shares	Market Value ($000)
	Takkt AG	329,968	1,411
*,1	CECONOMY AG (XETR)	193,986	1,010
			30,009,963
Greece (0.2%)
	National Bank of Greece SA	12,270,142	216,622
	Eurobank SA	35,990,318	175,884
*	Piraeus Bank SA	15,889,311	160,281
	Alpha Bank SA	30,709,645	147,006
*,1	Metlen Energy & Metals plc	1,600,900	87,314
	Public Power Corp. SA	2,672,504	63,168
	Bank of Cyprus Holdings plc	4,952,308	54,641
	OPAP SA	2,517,938	50,780
	JUMBO SA	1,635,957	48,508
	GEK Terna SA	988,004	38,889
	Motor Oil Hellas Corinth Refineries SA	898,934	36,194
	Titan SA	526,193	35,308
	Hellenic Telecommunications Organization SA	1,584,656	29,721
	Optima bank SA	2,604,668	26,733
	Cenergy Holdings SA	870,886	20,006
	Athens International Airport SA	1,073,311	14,403
	HELLENiQ ENERGY Holdings SA	1,287,248	13,854
	Hellenic Telecommunications Organization SA ADR	1,283,191	12,383
*	Aktor SA Holding Co. Technical & Energy Projects	805,089	10,358
*	Ballys Intralot SA	8,174,851	9,927
	Aegean Airlines SA	551,295	9,766
	Viohalco SA	605,606	9,320
*	LAMDA Development SA	1,094,232	9,187
	Sarantis SA	403,762	6,493
	Holding Co. ADMIE IPTO SA	1,602,645	5,827
	Athens Water Supply & Sewage Co. SA	606,719	5,181
	Autohellas Tourist & Trading SA	298,644	4,601
	Piraeus Port Authority SA	96,985	4,579
	ElvalHalcor SA	812,744	4,455
	Ideal Holdings SA	518,633	3,811
	Fourlis Holdings SA	693,500	3,620
	Quest Holdings SA	405,424	3,384
	Intracom Holdings SA (Registered)	697,569	2,913
	Hellenic Exchanges - Athens Stock Exchange SA	238,549	1,655
	Ellaktor SA	854,125	1,395
			1,328,167
Hong Kong (1.3%)
	AIA Group Ltd.	153,746,694	1,773,850
	Hong Kong Exchanges & Clearing Ltd.	17,475,583	963,448
	Sun Hung Kai Properties Ltd.	20,323,609	326,375
	CK Hutchison Holdings Ltd.	39,005,260	314,511
	Techtronic Industries Co. Ltd.	20,970,941	286,285
	BOC Hong Kong Holdings Ltd.	52,672,400	277,372
	CLP Holdings Ltd.	23,184,811	219,155
	Jardine Matheson Holdings Ltd.	2,688,940	195,964
	Link REIT	38,067,172	175,024
	Galaxy Entertainment Group Ltd.	31,738,625	161,256
	Power Assets Holdings Ltd.	20,125,421	156,108
	CK Asset Holdings Ltd.	26,400,167	154,656
	Hong Kong & China Gas Co. Ltd.	156,908,177	147,784
[2]	WH Group Ltd.	115,069,079	135,793
[1]	Lenovo Group Ltd.	113,082,297	127,411
	Hongkong Land Holdings Ltd.	14,839,304	125,910
	MTR Corp. Ltd.	23,442,414	103,658
[1]	Shenzhou International Group Holdings Ltd.	11,585,404	92,143
	Sino Land Co. Ltd.	52,066,963	78,356
	Wharf Real Estate Investment Co. Ltd.	22,419,906	77,837
	Henderson Land Development Co. Ltd.	19,072,942	75,865
*	MMG Ltd.	57,654,137	74,645
	CK Infrastructure Holdings Ltd.	8,880,176	72,935
	Sands China Ltd.	33,087,071	71,808
	SITC International Holdings Co. Ltd.	18,983,448	70,887
	ASMPT Ltd.	4,583,982	61,132
[1]	Swire Pacific Ltd. Class A	5,944,032	57,359
	AAC Technologies Holdings Inc.	10,709,292	50,837

		Shares	Market Value ($000)
[2]	Samsonite Group SA	19,251,061	48,911
[1]	Chow Tai Fook Jewellery Group Ltd.	24,642,714	45,291
[1]	Wharf Holdings Ltd.	13,908,707	44,972
	Swire Properties Ltd.	14,772,550	44,776
	PCCW Ltd.	58,863,742	43,992
	PRADA SpA	7,547,578	38,586
	Want Want China Holdings Ltd.	62,122,511	37,466
[2]	BOC Aviation Ltd.	3,132,136	32,448
[1]	CGN Mining Co. Ltd.	48,165,000	31,435
	Orient Overseas International Ltd.	1,904,669	31,204
	Hang Lung Properties Ltd.	25,581,667	30,869
[1]	Xinyi Glass Holdings Ltd.	23,187,865	30,300
*,1	New World Development Co. Ltd.	19,892,422	28,943
	Bank of East Asia Ltd.	14,217,359	27,157
	Cathay Pacific Airways Ltd.	17,266,987	27,073
	Hang Lung Group Ltd.	12,113,649	26,086
	First Pacific Co. Ltd.	33,119,977	25,915
	Kerry Properties Ltd.	8,344,413	25,332
	Pacific Basin Shipping Ltd.	64,117,523	25,181
	Yue Yuen Industrial Holdings Ltd.	11,278,408	25,154
[1]	United Laboratories International Holdings Ltd.	16,287,797	24,800
[1,2]	Budweiser Brewing Co. APAC Ltd.	24,360,456	24,019
	Hysan Development Co. Ltd.	8,392,995	23,050
	Luk Fook Holdings International Ltd.	4,650,475	19,105
	DFI Retail Group Holdings Ltd.	4,611,090	18,987
	MGM China Holdings Ltd.	11,854,606	18,930
*	Duality Biotherapeutics Inc.	446,000	18,832
*,1,2	Everest Medicines Ltd.	3,770,112	18,788
	Johnson Electric Holdings Ltd.	5,393,148	18,577
	VTech Holdings Ltd.	2,310,522	17,993
	Wynn Macau Ltd.	23,294,119	17,238
	CTF Services Ltd.	14,559,738	17,056
[1]	Time Interconnect Technology Ltd.	7,989,854	15,810
*,1,2	FIT Hon Teng Ltd.	24,632,576	15,397
	Stella International Holdings Ltd.	8,245,803	15,244
*,1	OSL Group Ltd.	7,073,000	15,186
[1]	United Energy Group Ltd.	183,653,817	15,124
*,1	Vobile Group Ltd.	24,208,636	15,012
*,1	Cowell e Holdings Inc.	3,697,833	14,379
	Man Wah Holdings Ltd.	22,676,393	14,065
	Fortune REIT	21,363,671	13,885
*,1	Bright Smart Securities & Commodities Group Ltd.	12,166,000	13,780
*,1,2	HBM Holdings Ltd.	8,684,000	13,249
	Nexteer Automotive Group Ltd.	14,269,741	12,173
	Dah Sing Financial Holdings Ltd.	2,493,266	12,057
[1]	Guotai Junan International Holdings Ltd.	35,089,952	12,001
*,1	Mongolian Mining Corp.	6,882,000	11,918
*,1	Realord Group Holdings Ltd.	5,856,715	11,719
*,1	SJM Holdings Ltd.	38,085,253	11,689
*,1,2	CARsgen Therapeutics Holdings Ltd.	5,139,000	10,199
	Shangri-La Asia Ltd.	15,630,647	9,746
[1]	SY Holdings Group Ltd.	6,518,000	9,658
[1]	Chow Sang Sang Holdings International Ltd.	4,895,782	9,166
	NagaCorp Ltd.	15,505,328	9,134
[1]	Huabao International Holdings Ltd.	13,825,468	9,030
*,1	Deep Source Holdings Ltd.	80,220,416	8,460
	VSTECS Holdings Ltd.	8,512,627	8,422
	Champion REIT	25,926,197	8,385
[1]	Vitasoy International Holdings Ltd.	9,358,026	8,371
	Swire Pacific Ltd. Class B	4,858,944	7,889
[1]	SUNeVision Holdings Ltd.	9,033,064	7,707
	Dah Sing Banking Group Ltd.	5,250,647	7,479
*,1	Melco International Development Ltd.	12,430,233	6,720
[1]	CITIC Telecom International Holdings Ltd.	20,389,157	6,711
*,1	Envision Greenwise Holdings Ltd.	15,877,834	6,691
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	6,043,282	6,666
*,3	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,214
	IGG Inc.	10,488,256	4,947
	K Wah International Holdings Ltd.	14,685,282	4,882
	Value Partners Group Ltd.	15,210,256	4,744

		Shares	Market Value ($000)
*,1	Super Hi International Holding Ltd.	2,889,331	4,737
*,1	China Travel International Investment Hong Kong Ltd.	26,475,626	4,642
[1]	HKBN Ltd.	5,162,500	4,628
	Sunlight REIT	13,667,013	4,215
	Prosperity REIT	21,378,006	4,023
	KLN Logistics Group Ltd.	3,891,396	3,513
*,1	Television Broadcasts Ltd.	8,548,099	3,325
[1]	LK Technology Holdings Ltd.	7,447,605	3,181
	Giordano International Ltd.	16,616,259	3,127
	SmarTone Telecommunications Holdings Ltd.	4,992,137	3,122
	Truly International Holdings Ltd.	21,455,268	2,818
[1]	Cafe de Coral Holdings Ltd.	4,557,439	2,743
[1]	CITIC Resources Holdings Ltd.	40,960,497	2,668
	Hutchison Telecommunications Hong Kong Holdings Ltd.	17,216,764	2,557
[1]	Texhong International Group Ltd.	3,420,566	2,443
*	Far East Consortium International Ltd.	17,838,170	1,898
*	Asia Cement China Holdings Corp.	6,091,227	1,842
*,2	IMAX China Holding Inc.	1,481,618	1,549
*	Shun Tak Holdings Ltd.	17,434,021	1,498
	Singamas Container Holdings Ltd.	18,140,193	1,487
[1]	C-Mer Medical Holdings Ltd.	6,694,736	1,311
*	Guan Chao Holdings Ltd.	350,000	308
			7,792,374
Hungary (0.1%)
	OTP Bank Nyrt.	3,366,998	423,676
	MOL Hungarian Oil & Gas plc	6,493,308	79,303
	Richter Gedeon Nyrt.	1,989,168	66,552
	Magyar Telekom Telecommunications plc	4,145,547	25,717
	Opus Global Nyrt.	4,990,478	8,523
*,1	4iG Nyrt.	579,540	7,113
			610,884
Iceland (0.0%)
	Islandsbanki HF	27,318,514	32,324
[2]	Arion Banki HF	19,099,483	31,183
	Hagar hf	14,021,015	14,320
	Festi hf	4,274,948	12,172
	Reitir fasteignafelag hf	9,521,583	9,943
	Kvika banki hf	64,199,255	9,787
*	Alvotech SA	1,562,460	8,177
	Heimar HF	21,652,583	6,510
	Sjova-Almennar Tryggingar hf	11,926,048	4,325
	Siminn HF	31,694,806	4,036
*	Olgerdin Egill Skallagrims HF	22,643,948	3,250
	Eimskipafelag Islands hf	1,501,179	3,193
	Skagi Hf	19,851,770	3,164
*	Icelandair Group HF	287,157,748	1,876
*	Kaldalon hf	8,140,896	1,795
			146,055
India (4.7%)
	HDFC Bank Ltd.	165,718,771	1,675,628
	Reliance Industries Ltd.	99,636,644	1,513,972
	ICICI Bank Ltd.	77,150,775	1,137,405
	Infosys Ltd.	51,392,390	919,219
	Bharti Airtel Ltd. (XNSE)	41,149,711	882,537
	Mahindra & Mahindra Ltd.	13,617,494	508,474
	Tata Consultancy Services Ltd.	14,846,581	504,904
	Axis Bank Ltd.	33,527,015	500,201
	Larsen & Toubro Ltd.	9,851,724	421,529
	Bajaj Finance Ltd.	41,084,552	415,667
	Kotak Mahindra Bank Ltd.	79,966,635	354,894
	Hindustan Unilever Ltd.	12,970,686	334,872
	Maruti Suzuki India Ltd.	1,917,666	304,656
	HCL Technologies Ltd.	15,313,143	282,568
	Sun Pharmaceutical Industries Ltd.	15,572,863	270,244
	NTPC Ltd.	69,232,108	268,244
	Bharat Electronics Ltd.	52,239,686	255,215
	State Bank of India	21,663,680	253,912
	Tata Steel Ltd.	120,874,881	252,309

		Shares	Market Value ($000)
	UltraTech Cement Ltd.	1,753,906	242,411
	Titan Co. Ltd.	5,360,106	231,933
	Hindalco Industries Ltd.	21,231,579	221,006
	Shriram Finance Ltd.	18,196,063	201,986
*	Eternal Ltd.	65,686,312	195,795
	Power Grid Corp. of India Ltd.	66,132,011	184,609
	Vedanta Ltd.	23,670,610	175,063
	Asian Paints Ltd.	6,589,779	174,012
	Tech Mahindra Ltd.	9,083,505	172,351
	JSW Steel Ltd.	12,739,908	167,461
	Adani Ports & Special Economic Zone Ltd.	10,748,725	166,132
	Oil & Natural Gas Corp. Ltd.	56,602,840	165,939
	Grasim Industries Ltd.	5,192,874	159,366
	Coal India Ltd.	33,143,523	158,986
	ITC Ltd.	43,860,680	153,751
	Nestle India Ltd.	10,488,503	152,326
	Eicher Motors Ltd.	1,951,067	151,210
*	Tata Motors Ltd.	30,058,840	149,824
	Hindustan Aeronautics Ltd.	2,773,919	139,367
[2]	InterGlobe Aviation Ltd.	2,765,402	138,203
[2]	SBI Life Insurance Co. Ltd.	6,313,534	137,335
	TVS Motor Co. Ltd.	3,418,058	136,823
	Jio Financial Services Ltd.	45,622,429	126,349
	Divi's Laboratories Ltd.	1,860,840	122,594
	Bajaj Finserv Ltd.	5,599,984	119,005
	Cipla Ltd.	8,156,133	117,546
	Tata Consumer Products Ltd.	9,492,543	117,188
	Tata Motors Passenger Vehicles Ltd.	30,063,171	114,567
	Bharat Petroleum Corp. Ltd.	28,838,264	114,331
	Hero MotoCorp Ltd.	1,893,871	114,072
	Max Healthcare Institute Ltd.	10,846,419	112,945
*	Adani Power Ltd.	76,398,679	112,460
	Apollo Hospitals Enterprise Ltd.	1,457,717	110,392
[2]	HDFC Life Insurance Co. Ltd.	13,792,931	109,704
	Britannia Industries Ltd.	1,718,393	109,566
	Cholamandalam Investment & Finance Co. Ltd.	6,158,857	109,374
	Trent Ltd.	2,648,346	109,072
	Dr Reddy's Laboratories Ltd.	7,931,396	104,946
	Bajaj Auto Ltd.	977,249	102,060
	Varun Beverages Ltd.	19,678,103	100,798
	Persistent Systems Ltd.	1,518,515	99,847
	Tata Power Co. Ltd.	24,571,300	97,888
	Indian Oil Corp. Ltd.	54,879,741	97,462
*	Indus Towers Ltd.	19,255,164	93,404
	Indian Hotels Co. Ltd. Class A	12,401,480	90,975
*	PB Fintech Ltd.	4,964,925	89,457
	Ashok Leyland Ltd.	41,671,075	89,258
	Cummins India Ltd.	1,980,504	88,630
	BSE Ltd.	2,912,306	88,580
[2]	LTIMindtree Ltd.	1,357,551	88,255
	Power Finance Corp. Ltd.	21,279,132	87,881
	Coforge Ltd.	4,833,013	86,974
*,2	Avenue Supermarts Ltd.	2,137,063	85,761
	Adani Enterprises Ltd.	3,803,002	83,639
	Federal Bank Ltd.	26,535,712	83,116
	Lupin Ltd.	3,522,844	82,555
*	Suzlon Energy Ltd.	158,907,520	82,515
	Samvardhana Motherson International Ltd.	64,577,352	79,406
[2]	HDFC Asset Management Co. Ltd.	2,859,466	78,293
	Wipro Ltd.	29,797,110	76,882
	Godrej Consumer Products Ltd.	5,867,769	73,677
*	One 97 Communications Ltd.	5,939,362	73,560
	REC Ltd.	18,281,847	72,466
	Pidilite Industries Ltd.	4,603,822	71,649
	GAIL India Ltd.	39,075,692	71,183
	Info Edge India Ltd.	5,081,517	69,162
[2]	ICICI Lombard General Insurance Co. Ltd.	3,499,556	69,060
*	Max Financial Services Ltd.	3,850,282	67,577
	Torrent Pharmaceuticals Ltd.	1,543,118	66,496
	Fortis Healthcare Ltd.	7,166,729	66,428

		Shares	Market Value ($000)
	Jindal Steel Ltd.	5,407,445	66,260
	Muthoot Finance Ltd.	1,566,301	65,269
	Hindustan Petroleum Corp. Ltd.	14,015,361	65,053
	SRF Ltd.	2,117,048	64,867
	DLF Ltd.	9,332,611	64,620
	Ambuja Cements Ltd.	11,619,833	64,593
	United Spirits Ltd.	4,305,470	63,726
	GE Vernova T&D India Ltd.	1,806,725	63,412
	State Bank of India GDR	534,453	63,324
	UPL Ltd.	8,216,570	62,955
*	Yes Bank Ltd.	265,131,932	61,788
	Marico Ltd.	7,753,702	61,640
	Dixon Technologies India Ltd.	537,070	61,073
	CG Power & Industrial Solutions Ltd.	9,584,588	61,063
	Embassy Office Parks REIT	12,764,203	60,287
	Bharat Forge Ltd.	3,763,265	58,980
	Sundaram Finance Ltd.	1,007,673	57,782
	Mphasis Ltd.	1,900,840	57,167
	APL Apollo Tubes Ltd.	2,563,898	57,016
[2]	AU Small Finance Bank Ltd.	5,322,234	56,926
[2]	Laurus Labs Ltd.	5,340,742	56,111
	Polycab India Ltd.	732,952	56,027
	IDFC First Bank Ltd.	60,378,491	54,935
	National Aluminium Co. Ltd.	13,020,239	54,254
	Aurobindo Pharma Ltd.	4,079,416	53,648
	Bharat Heavy Electricals Ltd.	18,713,194	53,576
*	Swiggy Ltd.	15,849,744	53,440
	Solar Industries India Ltd.	353,773	51,907
	Bosch Ltd.	126,500	50,285
	Multi Commodity Exchange of India Ltd.	1,822,430	50,197
	Hyundai Motor India Ltd.	2,077,967	49,646
	Phoenix Mills Ltd.	2,719,867	49,440
	Bank of Baroda	15,094,229	49,189
	Voltas Ltd.	3,360,030	48,568
	Dabur India Ltd.	8,745,315	48,188
*	Vodafone Idea Ltd.	387,165,964	47,149
*	Adani Energy Solutions Ltd.	4,810,793	46,860
	Havells India Ltd.	3,330,458	46,594
	MRF Ltd.	32,336	46,491
	360 ONE WAM Ltd.	3,757,590	46,353
	ABB India Ltd.	759,008	46,177
	Bajaj Holdings & Investment Ltd.	391,078	45,942
	Punjab National Bank	33,545,539	45,732
	Glenmark Pharmaceuticals Ltd.	2,065,757	45,315
	Colgate-Palmolive India Ltd.	1,941,341	44,639
	Oil India Ltd.	7,920,105	44,020
	NMDC Ltd.	49,966,133	44,015
	Union Bank of India Ltd.	22,243,824	43,782
[2]	Lodha Developers Ltd.	4,096,676	43,332
*	Siemens Ltd.	1,282,278	43,281
	Coromandel International Ltd.	1,726,651	42,908
	Hindustan Zinc Ltd.	6,324,651	42,901
*	FSN E-Commerce Ventures Ltd.	16,602,443	42,871
	Canara Bank	26,488,401	42,514
	Shree Cement Ltd.	143,630	42,194
	Torrent Power Ltd.	2,770,367	41,825
	PI Industries Ltd.	1,180,659	41,032
*	Vishal Mega Mart Ltd.	29,934,794	40,990
*	Adani Green Energy Ltd.	4,414,295	40,953
	Tube Investments of India Ltd.	1,579,695	40,200
	NHPC Ltd.	46,160,338	39,306
	JSW Energy Ltd.	7,845,395	39,219
	KEI Industries Ltd.	890,289	38,995
*	GMR Airports Ltd.	38,047,082	38,869
	Indian Bank	3,915,897	38,854
	Jindal Stainless Ltd.	4,350,365	38,822
	Mahindra & Mahindra Financial Services Ltd.	9,451,508	38,621
*	IndusInd Bank Ltd.	3,915,882	38,195
	Mankind Pharma Ltd.	1,647,571	38,091
	Hitachi Energy India Ltd.	185,391	38,050

		Shares	Market Value ($000)
	Blue Star Ltd.	1,892,063	37,509
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,326,697	36,893
	L&T Finance Ltd.	11,793,235	36,768
*	Delhivery Ltd.	7,937,363	36,515
	Prestige Estates Projects Ltd.	2,281,113	36,286
	SBI Cards & Payment Services Ltd.	4,387,655	35,938
	WAAREE Energies Ltd.	1,181,871	35,870
*	Godrej Properties Ltd.	2,086,542	35,817
	Alkem Laboratories Ltd.	572,447	35,362
[2]	Sona Blw Precision Forgings Ltd.	6,532,337	35,285
	Hindustan Copper Ltd.	4,730,433	35,110
	Zydus Lifesciences Ltd.	3,637,892	35,046
	Bharti Airtel Ltd.	2,040,723	34,932
	Siemens Energy India Ltd.	1,282,037	34,729
	Petronet LNG Ltd.	10,970,382	34,599
*	Aditya Birla Capital Ltd.	9,294,844	34,386
	Navin Fluorine International Ltd.	517,732	34,354
	Steel Authority of India Ltd.	20,962,842	34,326
	Biocon Ltd.	8,538,952	34,091
[2]	Indian Railway Finance Corp. Ltd.	26,021,225	34,021
	UNO Minda Ltd.	2,607,129	33,536
	Supreme Industries Ltd.	875,595	33,505
	Ipca Laboratories Ltd.	2,039,396	32,647
*	ITC Hotels Ltd.	16,450,273	32,370
	Radico Khaitan Ltd.	1,051,800	32,348
*	Piramal Finance Ltd.	1,681,913	31,878
	Mazagon Dock Shipbuilders Ltd.	1,110,629	31,133
[2]	Brookfield India Real Estate Trust	8,104,728	31,116
	Rail Vikas Nigam Ltd.	8,285,261	30,976
	JK Cement Ltd.	515,065	30,967
	Page Industries Ltd.	83,971	30,140
	Jubilant Foodworks Ltd.	5,512,746	29,830
	Indian Railway Catering & Tourism Corp. Ltd.	4,391,556	29,776
	Balkrishna Industries Ltd.	1,178,505	29,569
[1]	Wipro Ltd. ADR	11,494,921	28,967
	Tata Elxsi Ltd.	496,348	28,737
	Oracle Financial Services Software Ltd.	337,368	28,480
	Tata Communications Ltd.	1,645,238	28,158
	Astral Ltd.	1,748,303	28,094
	Oberoi Realty Ltd.	1,706,574	27,698
	Container Corp. of India Ltd.	5,039,179	27,548
	Patanjali Foods Ltd.	4,852,250	26,462
	Cholamandalam Financial Holdings Ltd.	1,454,831	26,187
	Computer Age Management Services Ltd.	3,451,850	26,129
	Redington Ltd.	8,476,519	25,115
	Apollo Tyres Ltd.	4,674,217	25,034
	Manappuram Finance Ltd.	8,037,631	24,915
	Dalmia Bharat Ltd.	1,089,141	24,522
	KPIT Technologies Ltd.	2,149,014	24,365
	LIC Housing Finance Ltd.	4,242,803	24,307
[2]	Nippon Life India Asset Management Ltd.	2,527,533	24,150
	JB Chemicals & Pharmaceuticals Ltd.	1,185,924	24,129
	Bank of India	13,234,004	23,644
[2]	PNB Housing Finance Ltd.	2,612,309	23,350
[2]	Gland Pharma Ltd.	1,157,863	23,266
	Schaeffler India Ltd.	585,615	23,070
	Crompton Greaves Consumer Electricals Ltd.	9,304,520	22,429
	Bharat Dynamics Ltd.	1,337,799	22,418
	Karur Vysya Bank Ltd.	6,834,348	22,416
[2]	Cochin Shipyard Ltd.	1,228,959	22,217
	Kalyan Jewellers India Ltd.	5,576,626	21,957
	Ramco Cements Ltd.	1,779,716	21,741
*,2	Krishna Institute of Medical Sciences Ltd.	3,295,250	21,640
	Exide Industries Ltd.	6,179,867	21,634
	Central Depository Services India Ltd.	1,497,733	21,519
	Apar Industries Ltd.	244,940	21,348
[2]	RBL Bank Ltd.	6,523,002	21,227
[2]	Aster DM Healthcare Ltd.	3,502,926	21,051
	ACC Ltd.	1,170,914	20,853
	Kalpataru Projects International Ltd.	1,653,551	20,603

		Shares	Market Value ($000)
	Indraprastha Gas Ltd.	10,179,496	19,719
*	Cartrade Tech Ltd.	674,006	19,440
	AIA Engineering Ltd.	445,412	19,334
[2]	Bandhan Bank Ltd.	11,457,237	19,295
	Narayana Hrudayalaya Ltd.	994,192	19,132
	IIFL Finance Ltd.	3,294,770	18,974
	Great Eastern Shipping Co. Ltd.	1,449,169	18,963
	Adani Total Gas Ltd.	3,250,514	18,641
	Tata Chemicals Ltd.	2,293,540	18,607
*	Amber Enterprises India Ltd.	298,408	18,577
[2]	General Insurance Corp. of India	4,507,571	18,549
	Ajanta Pharma Ltd.	609,331	18,442
	Bharti Hexacom Ltd.	1,096,437	18,396
*	Sammaan Capital Ltd.	11,145,249	18,271
	Motilal Oswal Financial Services Ltd.	2,200,559	18,055
	Kfin Technologies Ltd.	1,623,561	17,929
	Linde India Ltd.	273,760	17,895
	ZF Commercial Vehicle Control Systems India Ltd.	109,713	17,886
	Berger Paints India Ltd.	3,543,644	17,853
	Deepak Nitrite Ltd.	992,794	17,750
*	Wockhardt Ltd.	1,166,603	17,561
	City Union Bank Ltd.	5,308,602	17,430
	Angel One Ltd.	630,289	17,420
	Motherson Sumi Wiring India Ltd.	36,891,705	17,330
*	Star Health & Allied Insurance Co. Ltd.	3,395,168	17,329
	Tata Technologies Ltd.	2,461,746	17,300
	Lloyds Metals & Energy Ltd.	1,439,398	17,220
	Gujarat Fluorochemicals Ltd.	518,244	17,218
*,2	SAI Life Sciences Ltd.	1,889,209	17,177
	Anand Rathi Wealth Ltd.	540,147	16,958
	Neuland Laboratories Ltd.	117,028	16,882
*	Indian Renewable Energy Development Agency Ltd.	11,609,508	16,701
*	Kaynes Technology India Ltd.	439,243	16,670
	HDB Financial Services Ltd.	2,161,532	16,651
[2]	Dr Lal PathLabs Ltd.	1,082,160	16,600
	Timken India Ltd.	516,662	16,538
[2]	Mindspace Business Parks REIT	3,032,866	16,442
*	Poonawalla Fincorp Ltd.	3,765,926	16,367
[2]	Home First Finance Co. India Ltd.	1,272,920	16,333
	Hexaware Technologies Ltd.	2,146,765	16,287
	Aptus Value Housing Finance India Ltd.	5,422,958	16,267
	NBCC India Ltd.	15,030,617	16,190
	GlaxoSmithKline Pharmaceuticals Ltd.	616,403	16,117
	United Breweries Ltd.	1,008,485	16,117
	Sundram Fasteners Ltd.	1,541,966	15,978
[2]	L&T Technology Services Ltd.	392,932	15,950
	Bank of Maharashtra	22,250,430	15,807
[2]	IndiGrid Infrastructure Trust	8,768,886	15,664
	Brigade Enterprises Ltd.	1,888,632	15,472
	Kirloskar Oil Engines Ltd.	1,208,287	15,469
	Acutaas Chemicals Ltd.	738,031	15,373
	Housing & Urban Development Corp. Ltd.	7,348,160	15,353
	Firstsource Solutions Ltd.	4,406,114	15,332
	Cyient Ltd.	1,236,719	15,316
	KPR Mill Ltd.	1,616,866	15,310
*	Affle 3i Ltd.	902,317	15,195
	Escorts Kubota Ltd.	412,204	15,183
	Atul Ltd.	224,576	15,182
	CRISIL Ltd.	297,920	15,126
	CESC Ltd.	9,239,925	15,114
	eClerx Services Ltd.	298,413	15,107
*	Onesource Specialty Pharma Ltd.	1,155,521	15,033
	Nuvama Wealth Management Ltd.	1,024,435	14,983
*	Inox Wind Ltd.	12,588,714	14,806
	Welspun Corp. Ltd.	1,875,635	14,795
	3M India Ltd.	39,265	14,695
	TVS Holdings Ltd.	89,633	14,678
	Piramal Pharma Ltd.	8,690,910	14,640
	Himadri Speciality Chemical Ltd.	2,914,260	14,610
	Emami Ltd.	2,759,118	14,525

		Shares	Market Value ($000)
*	AWL Agri Business Ltd.	6,161,835	14,326
	Aegis Logistics Ltd.	1,799,759	14,310
	Amara Raja Energy & Mobility Ltd.	1,562,563	14,256
	KEC International Ltd.	1,935,784	14,081
[2]	Syngene International Ltd.	2,729,714	14,065
	NLC India Ltd.	4,977,485	14,040
	HBL Engineering Ltd.	1,646,263	14,020
	Force Motors Ltd.	67,042	13,991
	Global Health Ltd.	1,215,289	13,939
	Gujarat State Petronet Ltd.	4,202,190	13,927
	Castrol India Ltd.	6,946,672	13,916
	Carborundum Universal Ltd.	1,607,569	13,763
*	EID Parry India Ltd.	1,367,005	13,754
	JSW Infrastructure Ltd.	4,870,300	13,713
	PG Electroplast Ltd.	2,272,963	13,578
	Five-Star Business Finance Ltd.	2,734,523	13,577
[2]	Endurance Technologies Ltd.	513,801	13,571
	Usha Martin Ltd.	3,052,756	13,556
	Asahi India Glass Ltd.	1,242,195	13,543
	Thermax Ltd.	431,840	13,523
*	Bajaj Housing Finance Ltd.	13,661,388	13,515
	Godfrey Phillips India Ltd.	604,980	13,388
	IRB Infrastructure Developers Ltd.	29,085,570	13,171
*	Reliance Power Ltd.	42,811,600	13,166
	Tata Investment Corp. Ltd.	1,937,484	13,151
	TD Power Systems Ltd.	1,658,743	13,138
	Craftsman Automation Ltd.	164,601	13,098
[2]	Premier Energies Ltd.	1,660,945	13,023
*	PTC Industries Ltd.	66,244	13,018
	Garden Reach Shipbuilders & Engineers Ltd.	427,375	12,871
	UTI Asset Management Co. Ltd.	1,212,792	12,824
	Granules India Ltd.	2,055,355	12,771
*	NTPC Green Energy Ltd.	13,545,038	12,707
	Can Fin Homes Ltd.	1,228,867	12,481
	Ceat Ltd.	301,793	12,354
	Zee Entertainment Enterprises Ltd.	13,373,555	12,285
	Aarti Industries Ltd.	3,025,044	12,242
	Zensar Technologies Ltd.	1,694,673	11,986
	Nava Ltd.	1,921,813	11,804
[2]	Sansera Engineering Ltd.	625,029	11,803
	Dr Reddy's Laboratories Ltd. ADR	874,071	11,730
	Kajaria Ceramics Ltd.	1,187,949	11,672
	Honeywell Automation India Ltd.	32,116	11,667
	Gujarat Gas Ltd.	2,513,480	11,631
	Natco Pharma Ltd.	1,270,527	11,560
*	CreditAccess Grameen Ltd.	789,142	11,401
	Grindwell Norton Ltd.	662,485	11,089
[2]	PowerGrid Infrastructure Investment Trust	11,084,236	11,020
	LMW Ltd.	67,860	10,996
	Elgi Equipments Ltd.	2,336,765	10,964
	Anant Raj Ltd.	1,989,362	10,938
*	Jaiprakash Power Ventures Ltd.	66,035,270	10,933
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	951,506	10,931
*	Inventurus Knowledge Solutions Ltd.	645,733	10,908
	Intellect Design Arena Ltd.	1,087,606	10,813
*	PVR Inox Ltd.	1,018,748	10,806
	Authum Investment & Infrastucture Ltd.	1,960,840	10,790
	BEML Ltd.	550,118	10,762
	Chambal Fertilisers & Chemicals Ltd.	2,239,286	10,751
	CCL Products India Ltd.	1,016,450	10,716
	Jubilant Pharmova Ltd.	997,284	10,655
	Data Patterns India Ltd.	360,780	10,506
	Birlasoft Ltd.	2,305,726	10,493
*,2	Lemon Tree Hotels Ltd.	7,353,237	10,335
[2]	IndiaMart InterMesh Ltd.	429,228	10,284
	Titagarh Rail System Ltd.	1,150,523	10,283
	Sobha Ltd.	649,599	10,260
	Gillette India Ltd.	106,443	10,185
	Aditya Birla Real Estate Ltd.	728,354	10,004
	JK Tyre & Industries Ltd.	1,756,263	9,934

		Shares	Market Value ($000)
*	Ather Energy Ltd.	1,465,405	9,902
	Zen Technologies Ltd.	640,395	9,853
*	Ola Electric Mobility Ltd.	27,973,592	9,848
*,2	Ujjivan Small Finance Bank Ltd.	13,698,555	9,741
	EIH Ltd.	2,816,291	9,657
*	MTAR Technologies Ltd.	302,496	9,645
[2]	Paradeep Phosphates Ltd.	6,337,068	9,586
	Chalet Hotels Ltd.	1,008,922	9,559
	Godawari Power & Ispat Ltd.	3,528,556	9,531
	NCC Ltd.	5,978,140	9,524
	HFCL Ltd.	12,762,314	9,515
*	Aavas Financiers Ltd.	594,199	9,450
	Gabriel India Ltd.	929,432	9,448
*	Aditya Birla Lifestyle Brands Ltd.	8,251,754	9,432
	Shyam Metalics & Energy Ltd.	1,015,498	9,423
	Swan Corp. Ltd.	2,031,639	9,331
	Edelweiss Financial Services Ltd.	7,986,736	9,296
	Mahanagar Gas Ltd.	810,611	9,289
	Syrma SGS Technology Ltd.	1,123,131	9,272
	Triveni Turbine Ltd.	1,678,952	9,195
*	Jyoti CNC Automation Ltd.	1,047,546	9,194
[2]	Eris Lifesciences Ltd.	613,587	9,181
	V-Guard Industries Ltd.	2,392,772	9,146
*	Go Digit General Insurance Ltd.	2,553,631	9,019
[2]	IRB InvIT Fund	13,279,296	8,950
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	8,937
	IDBI Bank Ltd.	8,174,403	8,864
*	Medplus Health Services Ltd.	1,013,827	8,818
	Bayer CropScience Ltd.	180,798	8,787
[2]	Indian Energy Exchange Ltd.	6,364,178	8,782
	Capri Global Capital Ltd.	4,566,509	8,737
	Strides Pharma Science Ltd.	909,578	8,692
*	Nazara Technologies Ltd.	2,755,071	8,525
	Bata India Ltd.	901,486	8,436
[2]	IRCON International Ltd.	4,701,304	8,399
	Sonata Software Ltd.	2,395,863	8,278
	SJVN Ltd.	10,456,276	8,260
	CIE Automotive India Ltd.	1,811,555	8,241
	Netweb Technologies India Ltd.	240,144	8,226
	Metro Brands Ltd.	719,218	8,219
	Tilaknagar Industries Ltd.	1,749,976	8,216
*	Cohance Lifesciences Ltd.	1,977,271	8,209
	Rainbow Children's Medicare Ltd.	661,496	8,191
*	Aadhar Housing Finance Ltd.	1,510,608	8,081
	Poly Medicure Ltd.	485,578	8,035
	Gravita India Ltd.	457,590	7,976
	Sumitomo Chemical India Ltd.	1,787,112	7,969
	LT Foods Ltd.	1,939,805	7,887
	Afcons Infrastructure Ltd.	2,182,418	7,887
*	NMDC Steel Ltd.	16,913,284	7,785
	Techno Electric & Engineering Co. Ltd.	733,239	7,772
[2]	Metropolis Healthcare Ltd.	381,103	7,766
	Century Plyboards India Ltd.	888,737	7,761
	JM Financial Ltd.	5,493,591	7,718
*	Devyani International Ltd.	6,091,184	7,703
	Balrampur Chini Mills Ltd.	1,681,655	7,691
	South Indian Bank Ltd.	18,749,938	7,668
	Whirlpool of India Ltd.	903,431	7,641
	VA Tech Wabag Ltd.	649,256	7,615
	JK Lakshmi Cement Ltd.	902,600	7,613
	Engineers India Ltd.	4,024,692	7,561
	Jubilant Ingrevia Ltd.	1,087,293	7,520
	Arvind Ltd.	2,200,948	7,482
	CMS Info Systems Ltd.	2,169,649	7,443
	RR Kabel Ltd.	498,276	7,427
	Finolex Cables Ltd.	932,453	7,350
	Tamilnad Mercantile Bank Ltd.	1,102,098	7,309
*	Tbo Tek Ltd.	479,009	7,257
	PCBL Chemical Ltd.	2,504,445	7,251
	Finolex Industries Ltd.	3,756,511	7,222

		Shares	Market Value ($000)
	Astra Microwave Products Ltd.	675,083	7,215
	Gujarat Pipavav Port Ltd.	3,966,149	7,208
	Voltamp Transformers Ltd.	89,633	7,199
	Sun TV Network Ltd.	1,180,289	7,135
	Vardhman Textiles Ltd.	1,515,715	7,126
	Alembic Pharmaceuticals Ltd.	833,878	7,107
	Olectra Greentech Ltd.	598,894	7,070
	Ratnamani Metals & Tubes Ltd.	293,414	7,066
	Kansai Nerolac Paints Ltd.	2,821,755	7,064
	Safari Industries India Ltd.	318,920	7,053
	Vijaya Diagnostic Centre Ltd.	666,668	6,957
	Sarda Energy & Minerals Ltd.	1,298,395	6,918
*	Godrej Industries Ltd.	649,803	6,889
*	Sapphire Foods India Ltd.	3,328,277	6,863
	Minda Corp. Ltd.	1,116,525	6,840
	Jammu & Kashmir Bank Ltd.	5,992,938	6,830
	Vesuvius India Ltd.	1,265,324	6,825
	AstraZeneca Pharma India Ltd.	73,159	6,802
	HEG Ltd.	1,150,637	6,790
	Kirloskar Pneumatic Co. Ltd.	542,365	6,737
*	Hindustan Construction Co. Ltd.	30,862,431	6,717
	Graphite India Ltd.	996,413	6,697
	Procter & Gamble Health Ltd.	115,901	6,683
	Sudarshan Chemical Industries Ltd.	679,648	6,675
	Doms Industries Ltd.	256,069	6,637
*	Azad Engineering Ltd.	411,682	6,612
	Ramkrishna Forgings Ltd.	1,180,232	6,562
	Zydus Wellness Ltd.	1,346,455	6,562
	Pricol Ltd.	1,096,426	6,546
	Clean Science & Technology Ltd.	696,097	6,522
	DCM Shriram Ltd.	507,895	6,512
	Gujarat State Fertilizers & Chemicals Ltd.	3,234,142	6,492
	Chennai Petroleum Corp. Ltd.	688,684	6,492
	BASF India Ltd.	162,919	6,462
	Bikaji Foods International Ltd.	898,857	6,431
	Jindal Saw Ltd.	3,323,174	6,333
*,3	Reliance Infrastructure Ltd.	4,333,322	6,323
	Kirloskar Brothers Ltd.	370,189	6,279
	PTC India Ltd.	3,331,175	6,254
	Vinati Organics Ltd.	376,202	6,246
*	IFCI Ltd.	10,384,947	6,234
*,2	Equitas Small Finance Bank Ltd.	8,149,582	6,217
	IIFL Capital Services Ltd.	1,722,752	6,206
	SKF India Ltd.	336,350	6,189
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	6,165
	TSF Investments Ltd.	1,299,564	6,150
	Time Technoplast Ltd.	3,136,086	6,146
	Arvind Fashions Ltd.	1,195,331	6,116
	Care Ratings Ltd.	350,304	6,110
	Aarti Pharmalabs Ltd.	736,691	6,041
*	Eureka Forbes Ltd.	1,013,668	6,003
	Mahindra Lifespace Developers Ltd.	1,499,835	5,993
	Shipping Corp. of India Ltd.	2,414,926	5,925
*	Schneider Electric Infrastructure Ltd.	783,697	5,925
	Akzo Nobel India Ltd.	193,555	5,897
*	Indian Overseas Bank	15,093,899	5,857
*	Rategain Travel Technologies Ltd.	877,549	5,844
*	Honasa Consumer Ltd.	1,929,878	5,806
	Maharashtra Scooters Ltd.	39,639	5,799
	Jupiter Wagons Ltd.	1,646,643	5,795
	Caplin Point Laboratories Ltd.	298,792	5,774
	Sanofi India Ltd.	131,596	5,750
*	Aditya Birla Fashion & Retail Ltd.	7,925,304	5,722
*	Embassy Developments Ltd.	7,910,784	5,706
	Welspun Living Ltd.	4,228,810	5,705
*,3	Kwality Wall's India Ltd.	12,970,686	5,668
	KSB Ltd.	737,860	5,659
	Happiest Minds Technologies Ltd.	1,248,134	5,616
[2]	New India Assurance Co. Ltd.	3,463,778	5,615
	Central Bank of India Ltd.	13,746,156	5,601

		Shares	Market Value ($000)
[2]	KPI Green Energy Ltd.	1,300,225	5,598
	Prudent Corporate Advisory Services Ltd.	214,141	5,584
	Supreme Petrochem Ltd.	899,111	5,573
	Praj Industries Ltd.	1,759,849	5,561
*	Nuvoco Vistas Corp. Ltd.	1,464,156	5,546
	GHCL Ltd.	957,674	5,536
*	SBFC Finance Ltd.	5,953,006	5,529
*	Mangalore Refinery & Petrochemicals Ltd.	2,874,815	5,523
	Karnataka Bank Ltd.	2,747,501	5,442
	Mrs Bectors Food Specialities Ltd.	2,241,060	5,425
	Shakti Pumps India Ltd.	793,488	5,390
*	India Cements Ltd.	1,069,211	5,334
	Elecon Engineering Co. Ltd.	1,200,397	5,332
	Tanla Platforms Ltd.	950,527	5,290
*	Gokaldas Exports Ltd.	874,813	5,241
*	JSW Holdings Ltd.	27,110	5,236
	Cemindia Projects Ltd.	737,346	5,132
	Avanti Feeds Ltd.	591,000	5,129
	Suprajit Engineering Ltd.	1,040,073	5,099
	Marksans Pharma Ltd.	2,846,031	5,079
	DCB Bank Ltd.	2,327,074	5,060
	Blue Dart Express Ltd.	84,534	5,053
	Jupiter Life Line Hospitals Ltd.	343,256	5,045
	Action Construction Equipment Ltd.	543,983	5,020
	Archean Chemical Industries Ltd.	812,342	5,005
	Mastek Ltd.	222,889	4,976
	Fine Organic Industries Ltd.	107,545	4,966
	Concord Biotech Ltd.	382,589	4,893
	Bombay Burmah Trading Co.	256,864	4,804
	Railtel Corp. of India Ltd.	1,243,877	4,793
	Trident Ltd.	16,740,771	4,740
	RITES Ltd.	1,901,166	4,729
*	SignatureGlobal India Ltd.	482,535	4,729
	Newgen Software Technologies Ltd.	735,333	4,660
	Westlife Foodworld Ltd.	867,659	4,655
	Birla Corp. Ltd.	403,155	4,638
	Rain Industries Ltd.	2,716,591	4,582
	Genus Power Infrastructures Ltd.	1,482,295	4,559
	Jyothy Labs Ltd.	1,683,892	4,554
	Vedant Fashions Ltd.	859,749	4,539
	Sanofi Consumer Healthcare India Ltd.	98,193	4,534
*	Restaurant Brands Asia Ltd.	6,518,263	4,499
	Triveni Engineering & Industries Ltd.	1,096,852	4,484
	Power Mech Projects Ltd.	198,557	4,478
	Garware Technical Fibres Ltd.	621,737	4,425
*	Sterlite Technologies Ltd.	3,807,737	4,416
*	Bajaj Consumer Care Ltd.	1,194,768	4,415
	NIIT Learning Systems Ltd.	1,019,877	4,405
*	Borosil Renewables Ltd.	817,504	4,398
	EPL Ltd.	2,086,044	4,357
	Rhi Magnesita India Ltd.	896,438	4,341
[2]	Godrej Agrovet Ltd.	744,097	4,316
	Relaxo Footwears Ltd.	990,062	4,213
	Garware Hi-Tech Films Ltd.	127,943	4,201
	Transformers & Rectifiers India Ltd.	1,628,728	4,185
	BLS International Services Ltd.	1,491,872	4,182
[2]	Tejas Networks Ltd.	1,128,813	4,173
	Shilpa Medicare Ltd.	1,310,030	4,123
	Texmaco Rail & Engineering Ltd.	2,946,521	4,099
	GMM Pfaudler Ltd.	385,529	4,093
	JK Paper Ltd.	1,122,040	3,998
*	Raymond Lifestyle Ltd.	348,404	3,977
*	VIP Industries Ltd.	966,655	3,945
	ION Exchange India Ltd.	1,016,654	3,918
	KRBL Ltd.	1,034,319	3,858
*	GMR Power & Urban Infra Ltd.	3,483,968	3,819
	PNC Infratech Ltd.	1,598,140	3,799
*	RattanIndia Power Ltd.	41,012,669	3,795
*	Sterling & Wilson Renewable	1,876,989	3,790
	JBM Auto Ltd.	616,872	3,790

		Shares	Market Value ($000)
	Rallis India Ltd.	1,258,481	3,764
*	Websol Energy System Ltd.	4,226,860	3,746
*	Tata Teleservices Maharashtra Ltd.	7,381,342	3,680
*	V-Mart Retail Ltd.	527,864	3,628
	Saregama India Ltd.	982,919	3,605
*	Network18 Media & Investments Ltd.	8,651,147	3,590
	G R Infraprojects Ltd.	339,037	3,549
	Cera Sanitaryware Ltd.	64,915	3,533
*	Infibeam Avenues Ltd.	19,896,441	3,524
	Cello World Ltd.	649,117	3,521
	AurionPro Solutions Ltd.	353,473	3,475
	TTK Prestige Ltd.	538,144	3,452
*	Valor Estate Ltd.	2,965,788	3,445
	Maharashtra Seamless Ltd.	600,370	3,399
	Electrosteel Castings Ltd.	4,371,369	3,380
	Orient Electric Ltd.	1,718,014	3,356
	KNR Constructions Ltd.	2,020,693	3,266
	Alkyl Amines Chemicals	190,351	3,252
*	Shree Renuka Sugars Ltd.	11,908,064	3,250
[2]	Dilip Buildcon Ltd.	648,116	3,234
	Campus Activewear Ltd.	1,164,677	3,207
	ISGEC Heavy Engineering Ltd.	374,154	3,081
	Gateway Distriparks Ltd.	4,800,340	3,061
	Thomas Cook India Ltd.	2,287,166	3,050
*	Sheela Foam Ltd.	534,096	3,015
*	Ashoka Buildcon Ltd.	1,810,852	2,937
	Anup Engineering Ltd.	150,719	2,896
*	Alok Industries Ltd.	17,220,050	2,829
*	Zaggle Prepaid Ocean Services Ltd.	916,330	2,828
	Paisalo Digital Ltd.	7,422,404	2,769
*	Chemplast Sanmar Ltd.	968,537	2,741
	Galaxy Surfactants Ltd.	137,196	2,706
	Bajaj Electricals Ltd.	596,121	2,688
	Kaveri Seed Co. Ltd.	250,551	2,564
*	TVS Supply Chain Solutions Ltd.	2,413,176	2,535
*	TeamLease Services Ltd.	166,729	2,510
*	Rajesh Exports Ltd.	1,307,990	2,313
	Symphony Ltd.	228,056	2,291
*	Just Dial Ltd.	297,067	2,162
	NOCIL Ltd.	1,495,954	2,154
	Pfizer Ltd.	42,910	2,132
	Polyplex Corp. Ltd.	226,963	2,095
*	Raymond Ltd.	474,722	1,964
*	Sun Pharma Advanced Research Co. Ltd.	1,396,765	1,917
[2]	Quess Corp. Ltd.	845,343	1,912
	Balaji Amines Ltd.	150,461	1,829
	Vaibhav Global Ltd.	745,725	1,817
*	Jai Balaji Industries Ltd.	2,454,749	1,797
	Route Mobile Ltd.	254,986	1,650
	Orient Cement Ltd.	801,955	1,375
*,3	Allcargo Worldwide Ltd.	4,114,288	1,041
	NIIT Ltd.	972,410	791
*	Allcargo Logistics Ltd.	4,114,288	464
*	Indiabulls Ltd.	64,991	8
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			28,372,969
Indonesia (0.3%)
	Bank Central Asia Tbk. PT	718,431,397	317,439
	Bank Rakyat Indonesia Persero Tbk. PT	967,742,547	219,681
	Bank Mandiri Persero Tbk. PT	635,779,150	182,943
	Telkom Indonesia Persero Tbk. PT	640,023,858	136,812
	Astra International Tbk. PT	296,529,507	112,435
*	Dian Swastatika Sentosa Tbk. PT	17,915,300	106,508
*	Amman Mineral Internasional PT	176,780,400	79,482
*	Bumi Resources Minerals Tbk. PT	775,278,111	49,192
	Bank Negara Indonesia Persero Tbk. PT	175,411,912	47,081
*	GoTo Gojek Tokopedia Tbk. PT Class A	11,485,438,500	44,156
*	Barito Pacific Tbk. PT	302,529,773	38,930
*	Bumi Resources Tbk. PT	2,358,559,929	36,370

		Shares	Market Value ($000)
*	Merdeka Copper Gold Tbk. PT	175,707,300	33,159
	United Tractors Tbk. PT	20,565,039	32,037
	Sumber Alfaria Trijaya Tbk. PT	297,369,323	30,942
	Charoen Pokphand Indonesia Tbk. PT	106,143,614	28,052
	Aneka Tambang Tbk.	109,012,197	26,837
	Petrindo Jaya Kreasi Tbk. PT	247,155,990	26,725
	Indofood Sukses Makmur Tbk. PT	63,616,272	25,834
	Indah Kiat Pulp & Paper Tbk. PT	34,003,245	18,516
	Kalbe Farma Tbk. PT	268,873,617	18,339
	Alamtri Resources Indonesia Tbk. PT	138,393,845	18,188
	Perusahaan Gas Negara Tbk. PT	129,235,691	16,361
	Indofood CBP Sukses Makmur Tbk. PT	32,897,235	15,611
	Elang Mahkota Teknologi Tbk. PT	241,078,863	14,082
	XLSMART Telecom Sejahtera Tbk. PT	66,360,558	13,073
	Adaro Andalan Indonesia PT	28,034,100	12,730
	Alamtri Minerals Indonesia Tbk. PT	95,621,392	11,373
	Trimegah Bangun Persada Tbk. PT	130,536,300	10,634
	Vale Indonesia Tbk. PT	27,128,411	10,459
	Indosat Tbk. PT	76,168,904	10,130
	Mitra Keluarga Karyasehat Tbk. PT	71,316,550	10,113
	Unilever Indonesia Tbk. PT	83,056,460	9,537
	Japfa Comfeed Indonesia Tbk. PT	56,580,751	9,349
	Medikaloka Hermina Tbk. PT	115,677,672	9,135
	Medco Energi Internasional Tbk. PT	91,450,134	8,330
	Sarana Menara Nusantara Tbk. PT	265,450,799	8,271
	Mitra Adiperkasa Tbk. PT	115,450,673	8,162
	Dayamitra Telekomunikasi PT	243,022,743	8,051
	Pabrik Kertas Tjiwi Kimia Tbk. PT	18,315,745	8,032
*	Bank Jago Tbk. PT	71,480,300	7,250
	Gudang Garam Tbk. PT	7,628,336	7,116
	Bukit Asam Tbk. PT	47,577,316	7,045
	Semen Indonesia Persero Tbk. PT	47,412,430	6,952
	Cisarua Mountain Dairy PT Tbk.	22,390,958	6,815
	Mayora Indah Tbk. PT	49,486,598	6,802
	AKR Corporindo Tbk. PT	86,933,307	6,550
	Bank Syariah Indonesia Tbk. PT	48,235,823	6,472
	Timah Tbk. PT	32,415,801	6,264
*	Bukalapak.com PT Tbk.	710,245,000	6,145
	Ciputra Development Tbk. PT	120,885,784	5,993
	Indocement Tunggal Prakarsa Tbk. PT	14,275,564	5,665
	Map Aktif Adiperkasa PT	125,391,700	5,259
	Jasa Marga Persero Tbk. PT	24,646,559	5,237
	Bank Tabungan Negara Persero Tbk. PT	70,075,984	5,148
	Indo Tambangraya Megah Tbk. PT	3,574,638	4,682
	Pakuwon Jati Tbk. PT	212,060,924	4,549
	Avia Avian Tbk. PT	159,768,569	4,122
	Astra Agro Lestari Tbk. PT	9,198,792	4,051
	BFI Finance Indonesia Tbk. PT	90,077,472	3,789
	ESSA Industries Indonesia Tbk. PT	93,858,655	3,669
	Summarecon Agung Tbk. PT	152,109,963	3,591
	Bank Pan Indonesia Tbk. PT	50,320,227	3,222
*,3	Waskita Karya Persero Tbk. PT	248,206,980	2,987
	PT Tower Bersama Infrastructure Tbk.	28,092,622	2,984
*	MNC Digital Entertainment Tbk. PT	128,617,943	2,916
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	93,131,300	2,909
*	Bumi Serpong Damai Tbk. PT	51,534,380	2,761
*	Lippo Karawaci Tbk. PT	457,218,026	2,644
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,600
*	Bank Neo Commerce Tbk. PT	103,901,552	2,423
*	Siloam International Hospitals Tbk. PT	14,099,203	2,321
	Surya Citra Media Tbk. PT	153,068,497	2,282
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	2,257
	Bank BTPN Syariah Tbk. PT	28,676,557	2,058
*	Panin Financial Tbk. PT	118,050,309	1,875
	Matahari Department Store Tbk. PT	16,182,381	1,806
*	Media Nusantara Citra Tbk. PT	90,894,998	1,356
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	26,045,674	1,250
*	MNC Tourism Indonesia Tbk. PT	13,725,000	153
			1,987,061

		Shares	Market Value ($000)
Ireland (0.2%)
	AIB Group plc	31,324,298	350,148
	Bank of Ireland Group plc	14,095,712	286,389
	Kerry Group plc Class A	2,378,240	211,406
	Kingspan Group plc	2,249,842	195,904
	Ryanair Holdings plc	2,261,157	76,742
	Glanbia plc	2,674,086	51,532
	Cairn Homes plc	8,354,635	20,646
	Glanbia plc (XLON)	8,754	168
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			1,192,935
Israel (0.8%)
*	Teva Pharmaceutical Industries Ltd.	16,733,487	567,740
	Bank Leumi Le-Israel BM	21,965,999	528,048
	Bank Hapoalim BM	19,343,329	478,195
	Elbit Systems Ltd.	381,554	269,873
*	Tower Semiconductor Ltd.	1,638,332	216,332
	Israel Discount Bank Ltd. Class A	18,105,254	213,305
*	Nova Ltd.	430,296	210,047
	Mizrahi Tefahot Bank Ltd.	2,243,876	175,536
	Phoenix Financial Ltd.	3,338,179	162,027
*	Enlight Renewable Energy Ltd.	1,883,346	106,283
	Bezeq The Israeli Telecommunication Corp. Ltd.	40,830,291	104,860
*	Nice Ltd.	907,672	96,008
	Next Vision Stabilized Systems Ltd.	1,026,780	92,617
	Harel Insurance Investments & Financial Services Ltd.	1,617,220	74,179
	Clal Insurance Enterprises Holdings Ltd.	996,137	72,446
	Azrieli Group Ltd.	530,027	71,079
	First International Bank of Israel Ltd.	783,448	66,516
*	Camtek Ltd.	409,404	61,190
*	OPC Energy Ltd.	2,128,959	57,915
	ICL Group Ltd.	10,527,730	57,164
	Big Shopping Centers Ltd.	228,867	55,050
	Tel Aviv Stock Exchange Ltd.	1,263,863	48,558
	Melisron Ltd.	352,703	46,210
*	Migdal Insurance & Financial Holdings Ltd.	7,923,574	42,515
	Menora Mivtachim Holdings Ltd.	314,647	40,431
	Mivne Real Estate KD Ltd.	8,481,668	39,526
	Shufersal Ltd.	2,900,194	37,456
	Delek Group Ltd.	131,410	36,981
	Paz Retail & Energy Ltd.	146,796	35,924
	Mega Or Holdings Ltd.	326,503	35,529
	Alony Hetz Properties & Investments Ltd.	2,319,500	30,606
	Strauss Group Ltd.	788,359	29,754
*	Shikun & Binui Ltd.	4,890,457	28,512
	Amot Investments Ltd.	3,407,780	26,389
*	Bet Shemesh Engines Holdings 1997 Ltd.	99,653	25,169
	El Al Israel Airlines	4,363,564	24,677
	Reit 1 Ltd.	2,785,548	24,455
	Energix-Renewable Energies Ltd.	3,785,390	24,060
	Partner Communications Co. Ltd.	1,903,894	23,135
	Formula Systems 1985 Ltd.	141,907	22,648
	Matrix IT Ltd.	495,822	22,255
	FIBI Holdings Ltd.	242,205	21,554
*	Fattal Holdings 1998 Ltd.	101,381	20,856
	Hilan Ltd.	260,654	20,797
	Shapir Engineering & Industry Ltd.	2,143,102	20,593
	Kenon Holdings Ltd.	286,158	20,407
	Electra Ltd.	578,788	20,074
	Meitav Investment House Ltd.	501,730	19,538
	One Software Technologies Ltd.	663,137	19,063
	Cellcom Israel Ltd.	1,553,738	18,450
*	OY Nofar Energy Ltd.	365,437	18,253
	YH Dimri Construction & Development Ltd.	133,145	16,905
	Israel Corp. Ltd.	55,202	16,499
*	Airport City Ltd.	860,495	16,008
*	Equital Ltd.	338,987	15,866
	Aura Investments Ltd.	2,159,948	15,231
	Ashtrom Group Ltd.	685,864	15,164

		Shares	Market Value ($000)
	Israel Canada T.R Ltd.	2,559,023	14,440
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	125,660	14,320
	Isracard Ltd.	2,696,272	12,789
	Sella Capital Real Estate Ltd.	3,343,976	11,978
*	Nayax Ltd.	204,808	11,498
	Fox Wizel Ltd.	113,330	11,442
	Summit Real Estate Holdings Ltd.	558,809	11,370
	Danel Adir Yeoshua Ltd.	72,926	11,111
	Oil Refineries Ltd.	32,468,226	10,677
*	Priortech Ltd.	117,671	9,830
	Inrom Construction Industries Ltd.	1,432,369	9,325
	IDI Insurance Co. Ltd.	118,331	9,294
	Gav-Yam Lands Corp. Ltd.	663,043	8,552
	Delta Galil Ltd.	148,194	8,059
	Elco Ltd.	133,938	7,031
*	Turpaz Industries Ltd.	272,490	6,870
*	Perion Network Ltd.	661,937	5,744
	Qualitau Ltd.	24,576	5,314
	Delek Automotive Systems Ltd.	678,977	5,070
	G City Ltd.	1,279,293	3,940
	Lapidoth Capital Ltd.	122,027	3,838
*	Doral Group Renewable Energy Resources Ltd.	262,207	3,668
*	Argo Properties NV	82,476	3,336
*	Meshek Energy Renewable Energies Ltd.	891,313	3,085
	Max Stock Ltd.	215,343	1,944
*	Gilat Satellite Networks Ltd.	87,073	1,688
	Aryt Industries Ltd.	47,763	952
	Magic Software Enterprises Ltd.	14,665	382
*	Orion Retail Properties Ltd.	180,872	157
			4,884,162
Italy (2.0%)
	UniCredit SpA	22,380,215	1,950,348
	Intesa Sanpaolo SpA	224,769,106	1,591,229
	Enel SpA	113,585,869	1,254,961
	Eni SpA	28,898,211	590,654
	Ferrari NV	1,744,993	582,035
	Generali	14,167,664	577,905
	Prysmian SpA	4,196,489	497,046
	Leonardo SpA	5,897,873	394,135
	Banco BPM SpA	21,553,922	323,079
[1]	Banca Monte dei Paschi di Siena SpA	30,506,850	316,472
	Stellantis NV	31,460,181	308,701
	BPER Banca SpA	20,352,602	286,635
	FinecoBank Banca Fineco SpA	8,995,090	238,462
	Terna - Rete Elettrica Nazionale	20,533,066	222,503
	Snam SpA	29,729,728	204,323
	Moncler SpA	3,294,235	191,934
[2]	Poste Italiane SpA	6,627,089	174,546
	Unipol Assicurazioni SpA	5,560,603	123,845
	Tenaris SA	5,120,934	113,751
*	Telecom Italia SpA (Registered)	162,458,027	110,201
	Italgas SpA	8,819,559	105,960
	Lottomatica Group SpA	3,671,856	90,321
	Recordati Industria Chimica e Farmaceutica SpA	1,596,343	87,958
	Banca Mediolanum SpA	3,090,351	72,494
[1]	Saipem SpA	19,194,903	70,892
	A2A SpA	23,174,316	69,912
*	Telecom Italia SpA (Bearer)	86,886,611	68,990
	Buzzi SpA	1,206,498	68,676
	Azimut Holding SpA	1,576,379	66,593
	Iveco Group NV	2,772,391	62,015
	Interpump Group SpA	1,053,349	61,110
[1]	Davide Campari-Milano NV	8,163,313	58,182
	Hera SpA	11,201,041	55,431
	Banca Generali SpA	801,634	54,014
[1]	Brunello Cucinelli SpA	504,748	48,377
	De' Longhi SpA	998,400	44,137
	Reply SpA	330,356	43,311
[1,2]	Infrastrutture Wireless Italiane SpA	4,715,293	41,686

		Shares	Market Value ($000)
[2]	Pirelli & C SpA	5,375,539	40,479
*	Technoprobe SpA	2,096,804	38,913
	Maire SpA	2,020,909	35,310
[2]	Technogym SpA	1,669,401	34,862
	Mediobanca Banca di Credito Finanziario SpA	1,639,654	34,324
[1,2]	Nexi SpA	7,527,146	32,137
	Iren SpA	9,056,615	28,989
	Amplifon SpA	1,778,393	28,673
	SOL SpA	523,436	28,181
	Banca Popolare di Sondrio SPA	1,358,939	27,785
[1]	Webuild SpA	6,704,980	27,771
[1]	DiaSorin SpA	316,671	27,146
	Danieli & C Officine Meccaniche SpA	524,287	27,049
*	Fincantieri SpA	1,343,952	25,510
*,2	BFF Bank SpA	2,580,438	24,744
	Brembo NV	2,023,968	24,347
[2]	Enav SpA	3,542,090	20,443
	ERG SpA	750,402	19,971
	Credito Emiliano SpA	987,141	18,157
[1]	Tamburi Investment Partners SpA	1,497,255	16,950
	ACEA SpA	600,535	16,738
[2]	Carel Industries SpA	663,423	16,500
	MFE-MediaForEurope NV Class A	4,237,731	15,808
	Banca IFIS SpA	450,136	14,658
	Cementir Holding NV	610,799	13,734
	Danieli & C Officine Meccaniche SpA Saving Shares	172,835	12,760
	Intercos SpA	743,523	11,252
	Sesa SpA	102,681	10,892
	El.En. SpA	639,013	10,462
[2]	RAI Way SpA	1,395,754	9,464
	Moltiply Group SpA	197,040	8,140
[1]	Sanlorenzo SpA	199,584	7,647
*	Salvatore Ferragamo SpA	957,803	7,545
	Italmobiliare SpA	215,465	7,115
	Ariston Holding NV	953,241	5,376
[1]	Piaggio & C SpA	2,424,743	5,015
[1]	Tinexta SpA	271,932	4,883
	Arnoldo Mondadori Editore SpA	1,885,070	4,765
*,1,2	GVS SpA	943,744	4,644
[1]	MARR SpA	431,893	4,588
*,1	Juventus Football Club SpA	1,466,447	4,461
[1]	Zignago Vetro SpA	437,685	3,931
	MFE-MediaForEurope NV Class B	670,085	3,221
[2]	Anima Holding SpA	377,432	2,934
	Rizzoli Corriere Della Sera Mediagroup SpA	2,328,468	2,691
[1]	Alerion Cleanpower SpA	85,575	1,836
	Tenaris SA ADR	7	—
*,3	Gemina SpA	315,232	—
			11,995,625
Japan (14.9%)
	Toyota Motor Corp.	155,440,713	3,523,143
	Mitsubishi UFJ Financial Group Inc.	160,717,216	2,910,648
	Hitachi Ltd.	64,329,040	2,232,226
	Sony Group Corp.	87,941,655	1,938,930
	Sumitomo Mitsui Financial Group Inc.	54,029,179	1,901,311
	Advantest Corp.	10,724,504	1,773,689
	Tokyo Electron Ltd.	6,488,677	1,728,967
	SoftBank Group Corp.	57,299,460	1,564,699
	Mizuho Financial Group Inc.	35,713,122	1,550,590
	Mitsubishi Heavy Industries Ltd.	46,882,790	1,380,414
	Mitsubishi Corp.	47,951,234	1,273,889
	Mitsui & Co. Ltd.	37,042,002	1,209,979
	ITOCHU Corp.	93,031,740	1,191,046
	Recruit Holdings Co. Ltd.	19,593,959	1,032,088
	Tokio Marine Holdings Inc.	26,944,389	1,004,286
	Keyence Corp.	2,734,388	1,003,139
	Fast Retailing Co. Ltd.	2,581,408	984,892
	Nintendo Co. Ltd.	14,719,894	911,538
	Mitsubishi Electric Corp.	28,893,395	903,263

		Shares	Market Value ($000)
	Shin-Etsu Chemical Co. Ltd.	27,098,945	891,138
	Hoya Corp.	4,938,435	828,452
	Takeda Pharmaceutical Co. Ltd.	23,106,646	786,544
	Marubeni Corp.	21,528,994	713,646
	Fujitsu Ltd.	25,082,630	696,941
	KDDI Corp.	40,444,666	682,867
	NEC Corp.	18,087,080	613,146
	Sumitomo Corp.	14,946,752	606,974
	Japan Tobacco Inc.	16,032,433	579,439
	SoftBank Corp.	414,562,640	563,498
	Honda Motor Co. Ltd.	54,633,421	549,478
	FANUC Corp.	13,564,500	544,677
	Disco Corp.	1,275,586	543,719
	Chugai Pharmaceutical Co. Ltd.	9,361,950	534,761
	Komatsu Ltd.	13,355,874	511,199
	Fujikura Ltd.	3,967,211	498,627
	ORIX Corp.	16,344,769	498,113
	Daiichi Sankyo Co. Ltd.	26,968,021	494,044
	Aeon Co. Ltd.	36,013,958	492,585
	Murata Manufacturing Co. Ltd.	23,988,045	487,331
	Sumitomo Electric Industries Ltd.	11,043,326	483,472
	Daikin Industries Ltd.	4,028,345	482,718
	Japan Post Bank Co. Ltd.	26,138,324	464,410
	MS&AD Insurance Group Holdings Inc.	17,842,230	454,577
	Panasonic Holdings Corp.	32,937,927	451,602
	Seven & i Holdings Co. Ltd.	31,308,143	448,352
	Dai-ichi Life Holdings Inc.	50,524,508	444,320
	Mitsui Fudosan Co. Ltd.	38,201,804	438,056
	Sompo Holdings Inc.	12,693,027	437,713
	Mitsubishi Estate Co. Ltd.	15,965,033	406,884
	NTT Inc.	403,365,775	405,334
*	Renesas Electronics Corp.	23,751,006	394,871
	Nomura Holdings Inc.	42,717,621	387,122
	Otsuka Holdings Co. Ltd.	6,443,305	385,750
	East Japan Railway Co.	15,286,485	383,756
	Resona Holdings Inc.	32,549,812	379,535
	Canon Inc.	12,246,787	372,779
	Toyota Tsusho Corp.	10,087,299	367,372
	Astellas Pharma Inc.	26,183,061	364,204
	Bridgestone Corp.	16,120,370	362,938
	Denso Corp.	26,087,664	361,960
	TDK Corp.	27,763,960	358,245
	Suzuki Motor Corp.	25,667,524	349,979
	FUJIFILM Holdings Corp.	17,347,886	346,529
	Central Japan Railway Co.	12,356,420	344,721
*	Kioxia Holdings Corp.	2,420,200	331,050
	ENEOS Holdings Inc.	38,209,996	322,948
	Ajinomoto Co. Inc.	13,967,574	319,534
	SMC Corp.	805,031	312,973
	Toyota Industries Corp.	2,441,923	312,459
	Sumitomo Mitsui Trust Group Inc.	9,338,676	311,901
	IHI Corp.	13,287,320	307,418
	Nippon Steel Corp.	72,693,650	302,918
	Japan Post Holdings Co. Ltd.	24,343,789	292,924
	Inpex Corp.	13,003,694	291,338
	Kyocera Corp.	19,281,404	289,275
	Daiwa House Industry Co. Ltd.	8,421,285	286,947
	Terumo Corp.	20,980,334	274,449
	Oriental Land Co. Ltd.	15,426,395	270,061
	Kao Corp.	6,666,983	266,696
	Sumitomo Realty & Development Co. Ltd.	9,532,738	265,458
	Lasertec Corp.	1,130,617	259,745
	Kajima Corp.	6,093,104	248,573
	Asics Corp.	9,744,004	234,564
	Shionogi & Co. Ltd.	11,038,464	227,273
	Kansai Electric Power Co. Inc.	14,229,015	227,023
	Asahi Group Holdings Ltd.	21,520,562	225,296
	Nitto Denko Corp.	9,869,455	219,332
	Tokyo Gas Co. Ltd.	4,872,354	216,165
	Obayashi Corp.	9,537,095	215,284

		Shares	Market Value ($000)
	Secom Co. Ltd.	5,845,942	214,158
	Taisei Corp.	2,140,100	213,471
	Kubota Corp.	13,885,753	212,753
	Bandai Namco Holdings Inc.	8,099,694	210,177
	Ebara Corp.	6,735,100	203,904
	Konami Group Corp.	1,395,180	203,729
	Sumitomo Metal Mining Co. Ltd.	3,599,896	203,424
	Osaka Gas Co. Ltd.	5,226,491	196,216
	Sekisui House Ltd.	8,786,012	195,812
	Nidec Corp.	13,645,136	195,190
	Nippon Yusen KK	5,881,881	193,307
	Ibiden Co. Ltd.	3,604,224	189,996
	Kawasaki Heavy Industries Ltd.	2,252,966	188,069
	Daiwa Securities Group Inc.	19,240,758	187,489
	Olympus Corp.	15,510,601	185,267
	Nomura Research Institute Ltd.	6,075,750	184,827
	Subaru Corp.	8,438,453	181,158
	Kirin Holdings Co. Ltd.	11,632,642	180,856
	Daifuku Co. Ltd.	5,031,814	180,507
	SBI Holdings Inc.	7,976,900	180,390
	Asahi Kasei Corp.	18,293,236	177,463
	T&D Holdings Inc.	6,746,791	166,639
	Pan Pacific International Holdings Corp.	27,946,150	165,456
	Japan Exchange Group Inc.	14,975,742	163,419
	SCREEN Holdings Co. Ltd.	1,275,926	162,493
	Chubu Electric Power Co. Inc.	10,713,640	155,654
	Toray Industries Inc.	20,850,161	153,795
	Resonac Holdings Corp.	2,611,303	151,651
	Mitsui OSK Lines Ltd.	4,644,280	145,575
	Fuji Electric Co. Ltd.	2,008,437	143,066
	Yokohama Financial Group Inc.	15,643,719	142,479
	Ryohin Keikaku Co. Ltd.	7,016,166	139,936
	Nexon Co. Ltd.	5,722,760	136,913
	Obic Co. Ltd.	4,756,135	132,192
	Aisin Corp.	7,374,236	132,109
	West Japan Railway Co.	6,397,428	130,728
	Mitsubishi Chemical Group Corp.	19,770,391	130,528
	Chiba Bank Ltd.	9,596,139	129,920
	Shimizu Corp.	7,300,346	129,646
	Shimano Inc.	1,113,394	126,913
	Capcom Co. Ltd.	4,963,724	126,520
	JX Advanced Metals Corp.	7,805,905	126,310
*	Rakuten Group Inc.	20,906,859	125,352
	Isuzu Motors Ltd.	7,772,666	125,216
	Makita Corp.	3,560,235	123,702
	Yokogawa Electric Corp.	3,643,278	121,463
	Niterra Co. Ltd.	2,737,189	119,675
	Yaskawa Electric Corp.	3,746,074	119,572
	JFE Holdings Inc.	8,803,433	118,522
	Kokusai Electric Corp.	2,820,200	117,084
	MINEBEA MITSUMI Inc.	5,473,280	111,857
	Sojitz Corp.	3,018,576	110,073
	Shizuoka Financial Group Inc.	6,721,380	109,800
	Eisai Co. Ltd.	3,887,523	108,382
	TOPPAN Holdings Inc.	3,489,048	107,776
	Nippon Building Fund Inc.	115,106	106,771
	AGC Inc.	2,856,576	105,406
	Unicharm Corp.	17,354,203	105,395
	Mitsubishi HC Capital Inc.	11,948,406	104,273
	Dai Nippon Printing Co. Ltd.	5,783,026	103,760
	Mitsui Kinzoku Co. Ltd.	780,772	101,898
	Nitori Holdings Co. Ltd.	5,960,465	101,888
	Sekisui Chemical Co. Ltd.	5,686,163	100,573
	Yamaha Motor Co. Ltd.	13,271,206	100,220
	Shimadzu Corp.	3,693,028	100,089
	Shiseido Co. Ltd.	5,847,640	99,876
	Mebuki Financial Group Inc.	13,150,420	99,209
	Kikkoman Corp.	10,786,985	97,574
	Idemitsu Kosan Co. Ltd.	11,478,290	97,396
	LY Corp.	37,624,787	96,335

		Shares	Market Value ($000)
	Fukuoka Financial Group Inc.	2,588,722	94,136
	Hankyu Hanshin Holdings Inc.	3,311,818	92,476
	Nippon Paint Holdings Co. Ltd.	13,890,307	92,232
	Toyo Suisan Kaisha Ltd.	1,288,198	91,973
	NGK Insulators Ltd.	3,811,652	91,320
	TIS Inc.	3,044,466	88,589
	Kyoto Financial Group Inc.	3,615,732	87,350
	Rohm Co. Ltd.	4,979,412	87,198
	Furukawa Electric Co. Ltd.	991,880	86,402
	Sanrio Co. Ltd.	2,786,915	86,223
	Ono Pharmaceutical Co. Ltd.	5,741,370	85,537
	MEIJI Holdings Co. Ltd.	3,624,442	85,037
*	Sony Financial Group Inc.	84,358,355	84,906
	Daito Trust Construction Co. Ltd.	4,143,185	84,096
	Food & Life Cos. Ltd.	1,530,814	83,628
	Nippon Sanso Holdings Corp.	2,752,791	83,528
*	Tokyo Electric Power Co. Holdings Inc.	21,984,143	82,579
	Hulic Co. Ltd.	6,901,932	82,250
	MatsukiyoCocokara & Co.	5,017,657	80,377
	Japan Post Insurance Co. Ltd.	2,593,065	80,313
	Tokyu Fudosan Holdings Corp.	8,658,690	80,175
	Japan Real Estate Investment Corp.	99,010	79,881
	Kurita Water Industries Ltd.	1,565,708	78,316
	Tokyu Corp.	6,896,010	77,856
	Toho Co. Ltd.	1,520,880	77,534
	Sumitomo Forestry Co. Ltd.	7,116,260	77,157
	Japan Metropolitan Fund Investment Corp.	97,472	76,718
	Kawasaki Kisen Kaisha Ltd.	5,286,727	76,394
*	Nissan Motor Co. Ltd.	31,290,090	76,265
	Nippon Express Holdings Inc.	3,322,293	75,465
	Kyushu Electric Power Co. Inc.	6,702,070	74,607
	M3 Inc.	6,006,183	74,111
	Isetan Mitsukoshi Holdings Ltd.	4,613,237	74,036
	Haseko Corp.	3,602,294	73,834
	Mitsui Chemicals Inc.	5,044,502	73,706
	Yokohama Rubber Co. Ltd.	1,843,727	72,772
	Hachijuni Nagano Bank Ltd.	5,806,087	72,538
	Zensho Holdings Co. Ltd.	1,336,369	72,427
	Kinden Corp.	1,624,805	71,898
	Kobe Steel Ltd.	4,986,030	71,773
	Ricoh Co. Ltd.	8,092,267	71,606
*	Trend Micro Inc.	1,824,612	71,576
	BayCurrent Inc.	2,014,160	70,970
	Omron Corp.	2,766,161	70,578
	Hikari Tsushin Inc.	254,620	70,321
	Brother Industries Ltd.	3,424,776	69,823
	Tokyo Ohka Kogyo Co. Ltd.	1,460,873	68,956
	TOTO Ltd.	2,169,696	68,191
	Square Enix Holdings Co. Ltd.	3,909,569	67,563
	Tosoh Corp.	4,137,194	67,522
	Oji Holdings Corp.	11,312,655	67,010
	Sumitomo Chemical Co. Ltd.	21,943,068	66,754
	MISUMI Group Inc.	4,007,377	66,243
	Mazda Motor Corp.	8,599,658	66,177
	Skylark Holdings Co. Ltd.	3,237,356	65,965
	Tokyo Tatemono Co. Ltd.	2,784,939	65,536
	Horiba Ltd.	550,900	65,340
	Nomura Real Estate Master Fund Inc.	60,421	65,286
	Otsuka Corp.	3,275,488	64,941
	Iyogin Holdings Inc.	3,471,025	64,613
	Modec Inc.	662,162	64,572
	Sanwa Holdings Corp.	2,844,162	64,424
	NH Foods Ltd.	1,399,915	63,558
	Sysmex Corp.	6,640,810	62,837
	Gunma Bank Ltd.	4,989,858	62,821
	Nissan Chemical Corp.	1,808,838	62,350
	Seibu Holdings Inc.	2,350,457	62,278
	Azbil Corp.	7,082,236	61,982
*	Rakuten Bank Ltd.	1,292,100	61,838
	USS Co. Ltd.	5,542,558	61,242

		Shares	Market Value ($000)
	Open House Group Co. Ltd.	1,032,543	60,757
	Mitsui E&S Co. Ltd.	1,363,107	60,575
	Nippon Prologis REIT Inc.	103,410	60,342
	Tsuruha Holdings Inc.	3,784,560	60,306
	GLP J-REIT	65,229	59,961
	NOF Corp.	3,063,246	59,165
[1]	Nissin Foods Holdings Co. Ltd.	2,896,941	58,781
	KDX Realty Investment Corp.	54,224	58,662
	Amada Co. Ltd.	4,509,190	57,766
*	Dentsu Group Inc.	2,962,955	57,516
	Suntory Beverage & Food Ltd.	1,805,431	57,194
	Kintetsu Group Holdings Co. Ltd.	2,741,225	56,891
	Sapporo Holdings Ltd.	5,258,740	56,142
	Kyowa Kirin Co. Ltd.	3,457,846	56,135
	Yakult Honsha Co. Ltd.	3,462,816	55,958
	CyberAgent Inc.	6,046,617	54,855
	77 Bank Ltd.	993,216	54,547
	Nikon Corp.	4,332,452	54,531
	Hokuhoku Financial Group Inc.	1,577,615	54,221
	Mitsubishi Materials Corp.	1,876,432	53,974
	Daiwa House REIT Investment Corp.	61,822	53,867
	McDonald's Holdings Co. Japan Ltd.	1,236,600	53,623
	SG Holdings Co. Ltd.	5,546,796	53,398
	SUMCO Corp.	5,077,126	53,005
	Kandenko Co. Ltd.	1,470,495	52,941
	Kyushu Railway Co.	2,069,990	52,713
	United Urban Investment Corp.	45,618	52,704
	Santen Pharmaceutical Co. Ltd.	4,658,567	52,407
	Nomura Real Estate Holdings Inc.	7,881,180	52,372
	Sumitomo Heavy Industries Ltd.	1,646,714	51,270
	Electric Power Development Co. Ltd.	2,409,400	51,171
	Yamato Holdings Co. Ltd.	3,912,796	51,159
	Orix JREIT Inc.	76,112	50,974
	Odakyu Electric Railway Co. Ltd.	4,749,467	50,872
	Seiko Epson Corp.	3,953,045	50,867
	Hoshizaki Corp.	1,540,435	50,781
	Japan Steel Works Ltd.	917,128	50,765
	Asahi Intecc Co. Ltd.	3,025,108	50,429
	Tobu Railway Co. Ltd.	2,838,979	50,121
	J Front Retailing Co. Ltd.	3,421,906	49,957
	Tokyo Seimitsu Co. Ltd.	551,339	49,952
	Medipal Holdings Corp.	2,754,270	49,919
	Tohoku Electric Power Co. Inc.	6,890,852	49,703
	ZOZO Inc.	5,971,302	49,320
	COMSYS Holdings Corp.	1,575,476	49,224
	Takashimaya Co. Ltd.	3,936,918	49,209
	MonotaRO Co. Ltd.	3,633,400	49,011
	Rohto Pharmaceutical Co. Ltd.	2,947,744	48,802
	Hitachi Construction Machinery Co. Ltd.	1,488,380	48,669
	Cosmo Energy Holdings Co. Ltd.	1,606,196	48,165
	Mitsubishi Gas Chemical Co. Inc.	2,424,087	48,088
	Keisei Electric Railway Co. Ltd.	6,076,351	48,016
	EXEO Group Inc.	2,869,560	47,876
	Dowa Holdings Co. Ltd.	807,945	47,853
	Hamamatsu Photonics KK	4,173,832	46,640
	Kuraray Co. Ltd.	4,313,885	46,571
	Kobe Bussan Co. Ltd.	1,905,562	46,571
	Persol Holdings Co. Ltd.	26,180,300	45,853
	THK Co. Ltd.	1,532,008	45,772
	Lixil Corp.	3,970,326	45,547
	Nisshin Seifun Group Inc.	3,576,992	45,423
	Shimamura Co. Ltd.	677,646	45,419
	JGC Holdings Corp.	3,234,027	45,322
	Marui Group Co. Ltd.	2,315,696	45,318
	Invincible Investment Corp.	106,903	45,275
	NSK Ltd.	6,485,763	45,106
[1]	Tokyo Metro Co. Ltd.	4,216,500	45,024
	Toyo Tire Corp.	1,661,505	44,777
	Hirogin Holdings Inc.	3,933,243	44,548
*,1	Metaplanet Inc.	15,670,021	44,228

		Shares	Market Value ($000)
	Kamigumi Co. Ltd.	1,263,124	44,204
	Taiheiyo Cement Corp.	1,598,374	43,922
	ANA Holdings Inc.	2,261,093	43,899
	Nishi-Nippon Financial Holdings Inc.	1,811,072	43,866
	Hirose Electric Co. Ltd.	404,458	43,666
	Sumitomo Rubber Industries Ltd.	2,684,163	43,258
	Credit Saison Co. Ltd.	1,590,685	42,945
	Penta-Ocean Construction Co. Ltd.	4,054,919	42,557
	Takasago Thermal Engineering Co. Ltd.	1,468,166	42,446
	Nabtesco Corp.	1,562,754	42,347
	Nippon Electric Glass Co. Ltd.	969,326	42,156
	Yamaguchi Financial Group Inc.	2,638,558	42,029
	Kewpie Corp.	1,493,705	41,919
	Air Water Inc.	2,757,453	41,856
	Koito Manufacturing Co. Ltd.	2,668,416	41,775
	Kyushu Financial Group Inc.	5,526,686	41,427
	Toyo Seikan Group Holdings Ltd.	1,651,120	41,426
	Advance Residence Investment Corp.	38,169	41,425
	Daishi Hokuetsu Financial Group Inc.	3,458,352	41,231
	Yamaha Corp.	5,664,943	41,175
	Alfresa Holdings Corp.	2,537,482	40,866
	Dexerials Corp.	2,321,128	40,722
	Sankyo Co. Ltd.	2,596,190	40,611
	NHK Spring Co. Ltd.	2,223,811	40,415
[1]	Nitto Boseki Co. Ltd.	422,466	40,318
	Yamazaki Baking Co. Ltd.	1,894,614	40,142
	INFRONEER Holdings Inc.	2,679,697	40,135
	Japan Hotel REIT Investment Corp.	74,572	40,093
	Chugin Financial Group Inc.	2,209,279	39,989
	Japan Airlines Co. Ltd.	2,108,289	39,837
	Rinnai Corp.	1,511,214	39,693
	Keio Corp.	1,571,306	39,191
	JTEKT Corp.	3,315,966	39,154
	Organo Corp.	363,544	38,387
	Coca-Cola Bottlers Japan Holdings Inc.	1,714,315	38,241
	Ulvac Inc.	712,124	38,235
	Sankyu Inc.	638,399	38,033
	Zenkoku Hosho Co. Ltd.	1,909,314	37,960
	Lion Corp.	3,531,484	37,857
	Taiyo Yuden Co. Ltd.	1,787,745	37,803
	GMO Payment Gateway Inc.	651,661	37,637
	Nifco Inc.	1,199,305	37,339
	ADEKA Corp.	1,246,016	37,037
	Mitsubishi Logistics Corp.	4,325,775	36,951
	Maruwa Co. Ltd.	119,793	36,831
*	Sumitomo Pharma Co. Ltd.	2,468,207	36,729
	Kraftia Corp.	702,211	36,622
	BIPROGY Inc.	1,102,748	36,622
	ALSOK Co. Ltd.	4,714,705	36,524
	Kansai Paint Co. Ltd.	2,284,792	36,464
	Nichias Corp.	724,285	36,337
	Toho Gas Co. Ltd.	1,087,896	36,038
	Nissui Corp.	4,270,395	36,000
	Toyoda Gosei Co. Ltd.	1,315,603	35,742
	Taiyo Holdings Co. Ltd.	1,104,136	35,737
*	Mercari Inc.	1,604,987	35,618
	Japan Prime Realty Investment Corp.	52,436	35,561
	Yamato Kogyo Co. Ltd.	493,225	35,558
	Iida Group Holdings Co. Ltd.	2,148,704	35,487
	Nagase & Co. Ltd.	1,347,236	35,016
	Sekisui House REIT Inc.	59,485	34,931
	Iwatani Corp.	2,907,192	34,482
	Suzuken Co. Ltd.	852,557	34,366
[1]	Nikkon Holdings Co. Ltd.	1,442,652	34,199
	Nichirei Corp.	2,753,586	34,169
	Socionext Inc.	2,549,845	34,120
	Daicel Corp.	3,582,525	33,820
	Macnica Holdings Inc.	1,967,724	33,738
	Sega Sammy Holdings Inc.	2,145,510	33,652
	Industrial & Infrastructure Fund Investment Corp.	34,640	33,547

	Shares	Market Value ($000)
DMG Mori Co. Ltd.	1,898,218	33,500
UACJ Corp.	2,116,000	33,491
Sugi Holdings Co. Ltd.	1,447,427	33,268
Mitsui Fudosan Logistics Park Inc.	44,233	33,014
Oracle Corp. Japan	481,722	32,596
Nagoya Railroad Co. Ltd.	2,912,233	32,548
Keikyu Corp.	3,187,329	31,326
GS Yuasa Corp.	1,337,074	31,125
Japan Airport Terminal Co. Ltd.	990,394	31,013
Mitsui Fudosan Accommodations Fund Inc.	34,632	30,962
Hisamitsu Pharmaceutical Co. Inc.	750,694	30,925
Alps Alpine Co. Ltd.	2,358,215	30,888
Kadokawa Corp.	1,447,740	30,600
SWCC Corp.	410,128	30,567
Kanematsu Corp.	2,324,122	30,527
Rorze Corp.	1,409,630	29,862
Konica Minolta Inc.	6,816,988	29,840
Resorttrust Inc.	2,528,572	29,464
Yamada Holdings Co. Ltd.	8,383,478	29,390
Keihan Holdings Co. Ltd.	1,312,949	29,166
Chugoku Electric Power Co. Inc.	4,562,754	29,124
Canon Marketing Japan Inc.	664,994	29,013
Casio Computer Co. Ltd.	2,965,215	28,991
Shiga Bank Ltd.	566,632	28,979
SKY Perfect JSAT Holdings Inc.	2,001,008	28,924
Sanki Engineering Co. Ltd.	671,034	28,908
Tokyo Century Corp.	2,071,144	28,852
Hyakugo Bank Ltd.	3,171,610	28,843
Nankai Electric Railway Co. Ltd.	1,556,912	28,830
Kokuyo Co. Ltd.	4,918,232	28,816
North Pacific Bank Ltd.	4,813,857	28,758
Miura Co. Ltd.	1,390,944	28,601
Fuji Corp.	1,159,726	28,572
DIC Corp.	1,165,210	28,518
Nippon Gas Co. Ltd.	1,494,718	28,347
Stanley Electric Co. Ltd.	1,433,237	28,235
MIRAIT ONE Corp.	1,158,364	27,796
Sumitomo Bakelite Co. Ltd.	780,314	27,483
Activia Properties Inc.	29,354	27,415
Hazama Ando Corp.	2,108,661	27,268
Toda Corp.	3,101,757	27,074
Rengo Co. Ltd.	3,159,771	27,069
Nippon Shinyaku Co. Ltd.	803,613	26,825
Citizen Watch Co. Ltd.	3,026,446	26,748
Ezaki Glico Co. Ltd.	742,272	26,663
Jeol Ltd.	660,242	26,636
Internet Initiative Japan Inc.	1,646,551	26,605
Zeon Corp.	2,163,631	26,439
Micronics Japan Co. Ltd.	455,860	26,357
Morinaga Milk Industry Co. Ltd.	1,017,154	26,267
Shibaura Mechatronics Corp.	172,800	26,051
Sundrug Co. Ltd.	976,260	25,996
Park24 Co. Ltd.	1,848,329	25,758
Kobayashi Pharmaceutical Co. Ltd.	735,801	25,733
Tsumura & Co.	971,976	25,694
Tokuyama Corp.	981,943	25,672
Nihon Kohden Corp.	2,305,034	25,554
Anritsu Corp.	1,840,871	25,509
Daido Steel Co. Ltd.	1,976,245	25,387
Teijin Ltd.	2,619,313	25,340
Hakuhodo DY Holdings Inc.	3,387,762	25,313
Mabuchi Motor Co. Ltd.	2,680,472	25,180
Takara Holdings Inc.	2,417,043	24,964
LaSalle Logiport REIT	24,519	24,886
Japan Logistics Fund Inc.	38,062	24,866
Maruichi Steel Tube Ltd.	2,492,368	24,697
ARE Holdings Inc.	1,053,373	24,694
Japan Petroleum Exploration Co. Ltd.	2,000,655	24,631
Shikoku Electric Power Co. Inc.	2,424,352	24,541
Cosmos Pharmaceutical Corp.	546,446	24,479

		Shares	Market Value ($000)
	Nippon Kayaku Co. Ltd.	2,100,958	24,417
	Hanwa Co. Ltd.	478,370	24,327
[1]	NS Solutions Corp.	915,612	24,190
	Senko Group Holdings Co. Ltd.	1,940,404	24,170
	Daiwabo Holdings Co. Ltd.	1,227,283	24,136
	Inaba Denki Sangyo Co. Ltd.	1,448,158	24,121
	Kakaku.com Inc.	1,762,786	24,059
	MEITEC Group Holdings Inc.	1,071,215	23,962
	Juroku Financial Group Inc.	450,310	23,945
	UBE Corp.	1,367,745	23,653
	Mitsui-Soko Holdings Co. Ltd.	1,007,251	23,561
	Nippon Shokubai Co. Ltd.	1,629,020	23,462
	Suruga Bank Ltd.	1,859,631	23,357
	Tokyo Kiraboshi Financial Group Inc.	355,983	23,242
	Fuyo General Lease Co. Ltd.	826,029	23,230
	Toho Holdings Co. Ltd.	772,351	23,090
	Amano Corp.	905,582	22,983
	Meiko Electronics Co. Ltd.	277,812	22,784
	Sawai Group Holdings Co. Ltd.	1,481,121	22,719
	Ferrotec Corp.	593,000	22,672
	Aozora Bank Ltd.	1,398,245	22,653
	Denka Co. Ltd.	1,176,111	22,638
[1]	Mitsubishi Motors Corp.	9,087,150	22,339
	Dai-Dan Co. Ltd.	1,279,086	22,187
	Seino Holdings Co. Ltd.	1,421,488	22,129
	CKD Corp.	821,816	21,921
	Goldwin Inc.	1,307,294	21,818
	Makino Milling Machine Co. Ltd.	295,529	21,780
	Kagome Co. Ltd.	1,224,274	21,680
	Max Co. Ltd.	510,767	21,598
	Japan Elevator Service Holdings Co. Ltd.	2,030,208	21,376
	San-In Godo Bank Ltd.	2,089,043	21,370
	NOK Corp.	1,091,957	21,266
	Calbee Inc.	1,085,751	21,244
	AEON REIT Investment Corp.	24,525	21,226
	Comforia Residential REIT Inc.	29,367	21,210
	Frontier Real Estate Investment Corp.	35,788	21,084
	Daihen Corp.	277,794	20,946
	GMO internet group Inc.	838,282	20,891
	Meidensha Corp.	531,700	20,838
	Kumagai Gumi Co. Ltd.	1,845,324	20,710
	Sotetsu Holdings Inc.	1,145,648	20,706
	Tsubakimoto Chain Co.	1,348,118	20,680
	Kaneka Corp.	679,864	20,616
	Daiwa Securities Living Investments Corp.	27,627	20,503
	SHO-BOND Holdings Co. Ltd.	2,280,380	20,470
	Tomy Co. Ltd.	1,155,831	20,410
	Namura Shipbuilding Co. Ltd.	747,300	20,372
	ABC-Mart Inc.	1,271,343	20,367
	Takeuchi Manufacturing Co. Ltd.	491,074	20,332
	Blue Zones Holdings Co. Ltd.	353,600	20,290
	Sinfonia Technology Co. Ltd.	299,514	20,270
	Hulic REIT Inc.	18,160	20,216
	Seiko Group Corp.	404,003	20,182
	Mori Hills REIT Investment Corp.	21,331	20,009
	NSD Co. Ltd.	948,185	19,901
	Kiyo Bank Ltd.	814,372	19,888
	Osaka Soda Co. Ltd.	1,363,580	19,818
	Nipro Corp.	2,151,811	19,774
	Tokai Tokyo Financial Holdings Inc.	4,116,504	19,722
	Hokkaido Electric Power Co. Inc.	2,903,629	19,706
	Wacoal Holdings Corp.	694,429	19,580
*	Chiyoda Corp.	2,329,683	19,365
	Okumura Corp.	464,938	19,363
	Senshu Ikeda Holdings Inc.	3,656,585	19,357
	Tokai Carbon Co. Ltd.	2,787,036	19,285
	Nihon M&A Center Holdings Inc.	4,190,935	19,248
	Koei Tecmo Holdings Co. Ltd.	1,730,507	19,195
	K's Holdings Corp.	1,844,664	19,184
	Ushio Inc.	1,065,992	19,163

		Shares	Market Value ($000)
	Acom Co. Ltd.	5,763,831	19,067
	Ogaki Kyoritsu Bank Ltd.	520,620	19,015
	Keiyo Bank Ltd.	1,578,966	18,971
	Nishi-Nippon Railroad Co. Ltd.	1,024,153	18,861
	Bank of Nagoya Ltd.	593,027	18,791
	Mizuho Leasing Co. Ltd.	2,031,710	18,758
*	Visional Inc.	339,835	18,728
	Sumitomo Warehouse Co. Ltd.	778,216	18,668
	Aichi Financial Group Inc.	525,333	18,639
	NTN Corp.	7,724,803	18,514
	Harmonic Drive Systems Inc.	837,735	18,452
	Morinaga & Co. Ltd.	1,054,844	18,448
	Toyota Boshoku Corp.	1,097,936	18,436
	Hyakujushi Bank Ltd.	337,846	18,268
	Lintec Corp.	589,843	18,198
	House Foods Group Inc.	934,991	18,110
[1]	Yoshinoya Holdings Co. Ltd.	911,620	18,004
	Nisshinbo Holdings Inc.	1,938,470	17,973
	TBS Holdings Inc.	463,400	17,967
	Glory Ltd.	688,809	17,942
	Nanto Bank Ltd.	414,562	17,892
	Mori Trust REIT Inc.	35,472	17,819
	OBIC Business Consultants Co. Ltd.	402,095	17,812
	Nippon Television Holdings Inc.	740,500	17,797
	Yonex Co. Ltd.	842,092	17,754
	Daiwa Office Investment Corp.	7,447	17,742
	Ship Healthcare Holdings Inc.	1,073,188	17,690
	Nittetsu Mining Co. Ltd.	760,640	17,651
	NTT UD REIT Investment Corp.	19,132	17,642
	Nojima Corp.	2,526,204	17,627
	C Uyemura & Co. Ltd.	152,236	17,606
	Kusuri no Aoki Holdings Co. Ltd.	671,647	17,604
	Aica Kogyo Co. Ltd.	761,560	17,286
	Round One Corp.	2,438,066	17,224
[1]	Toridoll Holdings Corp.	638,188	17,215
	OSG Corp.	1,015,945	17,156
	Mitsubishi Estate Logistics REIT Investment Corp.	20,159	17,140
	JVCKenwood Corp.	2,105,056	17,110
	Mizuno Corp.	820,978	17,009
	H.U. Group Holdings Inc.	818,704	17,005
	H2O Retailing Corp.	1,236,125	16,927
	Kose Holdings Corp.	473,613	16,897
	Kotobuki Spirits Co. Ltd.	1,452,115	16,865
	CCI Group Inc.	2,803,920	16,818
	Saizeriya Co. Ltd.	413,535	16,728
	Pigeon Corp.	1,602,395	16,700
[1]	Towa Corp.	863,519	16,666
	Fuji Oil Co. Ltd.	636,441	16,661
	AEON Financial Service Co. Ltd.	1,526,105	16,659
	Chugoku Marine Paints Ltd.	590,282	16,648
	Aiful Corp.	4,675,461	16,625
	OKUMA Corp.	667,452	16,565
	Furuno Electric Co. Ltd.	357,723	16,510
	Seven Bank Ltd.	8,558,793	16,475
	Nippon Soda Co. Ltd.	686,906	16,393
*	Sharp Corp.	3,587,757	16,373
	Japan Excellent Inc.	16,920	16,361
	Toa Corp.	802,696	16,324
*,1	Money Forward Inc.	645,838	16,301
	Maruha Nichiro Corp.	1,806,681	16,272
	Tokyu REIT Inc.	12,131	16,262
	Ain Holdings Inc.	388,570	16,227
	Kyoritsu Maintenance Co. Ltd.	892,410	16,227
	Hokuriku Electric Power Co.	2,553,319	16,150
[1]	Create Restaurants Holdings Inc.	3,345,940	16,013
	Inabata & Co. Ltd.	632,368	16,006
	Seria Co. Ltd.	673,050	15,992
	Awa Bank Ltd.	475,141	15,978
	Yodoko Ltd.	1,762,395	15,967
	Taikisha Ltd.	710,990	15,883

		Shares	Market Value ($000)
	DTS Corp.	1,946,292	15,855
	Dentsu Soken Inc.	1,002,861	15,808
	Oki Electric Industry Co. Ltd.	1,195,183	15,770
	Relo Group Inc.	1,383,655	15,718
	Kanadevia Corp.	2,352,026	15,530
	Toagosei Co. Ltd.	1,365,486	15,521
	Musashino Bank Ltd.	433,628	15,476
	Okasan Securities Group Inc.	2,689,521	15,402
	Pilot Corp.	487,113	15,315
	Fuji Media Holdings Inc.	607,645	15,301
	Duskin Co. Ltd.	554,517	15,231
[1]	Colowide Co. Ltd.	1,334,157	15,220
	Okamura Corp.	991,373	15,216
	Starts Corp. Inc.	479,337	15,207
	Megmilk Snow Brand Co. Ltd.	697,940	15,200
	Japan Securities Finance Co. Ltd.	1,100,020	15,131
	Nishimatsu Construction Co. Ltd.	406,358	15,122
	Takuma Co. Ltd.	932,115	15,068
	Nippon REIT Investment Corp.	24,207	15,037
	DeNA Co. Ltd.	914,435	14,996
	DCM Holdings Co. Ltd.	1,418,282	14,954
	Seiren Co. Ltd.	719,283	14,720
	Nippon Light Metal Holdings Co. Ltd.	833,115	14,698
	Pacific Industrial Co. Ltd.	751,672	14,655
	Bic Camera Inc.	1,317,412	14,639
	KYB Corp.	513,126	14,578
	Sangetsu Corp.	713,188	14,559
	Toei Co. Ltd.	399,200	14,532
	Kaga Electronics Co. Ltd.	577,224	14,496
	Arcs Co. Ltd.	645,154	14,494
	EDION Corp.	1,054,322	14,432
	Tokai Rika Co. Ltd.	710,636	14,404
	Nextage Co. Ltd.	679,439	14,394
	Noritake Co. Ltd.	361,748	14,371
	Nippn Corp.	839,105	14,324
	Katitas Co. Ltd.	724,554	14,316
	PAL GROUP Holdings Co. Ltd.	1,331,564	14,293
	Ito En Ltd.	773,282	14,290
	Star Asia Investment Corp.	36,707	14,248
	Itoham Yonekyu Holdings Inc.	365,712	14,238
*	PeptiDream Inc.	1,398,063	14,186
	Heiwa Real Estate REIT Inc.	14,234	14,039
	Valor Holdings Co. Ltd.	615,647	13,939
	Rakus Co. Ltd.	2,439,382	13,883
	TOMONY Holdings Inc.	2,447,370	13,851
	Toei Animation Co. Ltd.	829,900	13,795
	Kissei Pharmaceutical Co. Ltd.	462,801	13,785
	Fujimi Inc.	767,978	13,575
	Kitz Corp.	1,038,154	13,550
	Daiseki Co. Ltd.	601,714	13,524
	Daiei Kankyo Co. Ltd.	512,400	13,515
	Kato Sangyo Co. Ltd.	320,790	13,502
	Raito Kogyo Co. Ltd.	596,404	13,486
	TOKAI Holdings Corp.	1,813,600	13,474
	Exedy Corp.	365,184	13,457
	Fukuoka REIT Corp.	11,102	13,386
	Hoshino Resorts REIT Inc.	8,037	13,343
	Fuso Chemical Co. Ltd.	276,529	13,328
	Kureha Corp.	462,455	13,133
	Nisshin Oillio Group Ltd.	358,322	13,083
	TKC Corp.	496,601	13,057
	Nihon Parkerizing Co. Ltd.	1,365,398	13,016
	Tsugami Corp.	625,490	13,010
	Simplex Holdings Inc.	2,094,356	12,984
	Takara Standard Co. Ltd.	675,528	12,899
	Tocalo Co. Ltd.	764,530	12,790
	Global One Real Estate Investment Corp.	14,426	12,728
	Nakanishi Inc.	906,254	12,707
	As One Corp.	844,874	12,691
	PALTAC Corp.	401,849	12,576

		Shares	Market Value ($000)
	TS Tech Co. Ltd.	1,022,186	12,558
	Workman Co. Ltd.	303,880	12,502
	Okinawa Cellular Telephone Co.	593,966	12,451
*,1	SHIFT Inc.	2,614,170	12,394
	Monogatari Corp.	458,915	12,323
	Kurabo Industries Ltd.	209,534	12,310
	Shikoku Kasei Holdings Corp.	441,185	12,285
	Gunze Ltd.	421,718	12,259
	Iino Kaiun Kaisha Ltd.	1,199,166	12,168
	Sumitomo Osaka Cement Co. Ltd.	451,098	12,158
	FCC Co. Ltd.	499,353	12,157
	Takasago International Corp.	1,241,455	12,123
	Systena Corp.	3,694,052	12,122
	Kaken Pharmaceutical Co. Ltd.	458,560	12,053
	Tamron Co. Ltd.	1,804,924	12,048
	Artience Co. Ltd.	501,052	12,012
	Tadano Ltd.	1,613,630	11,925
	Rigaku Holdings Corp.	1,512,500	11,812
[1]	Anycolor Inc.	411,000	11,733
	KOMEDA Holdings Co. Ltd.	638,194	11,700
	Nippon Paper Industries Co. Ltd.	1,538,989	11,686
	Toho Bank Ltd.	2,998,423	11,677
	Hosiden Corp.	693,826	11,558
	Noritsu Koki Co. Ltd.	807,609	11,511
	Monex Group Inc.	2,494,873	11,462
	Chudenko Corp.	401,752	11,459
	Yamanashi Chuo Bank Ltd.	373,210	11,454
	Japan Material Co. Ltd.	985,090	11,424
	Fuji Seal International Inc.	550,914	11,393
	Sakata Seed Corp.	432,473	11,375
	JAFCO Group Co. Ltd.	717,289	11,323
	Maruzen Showa Unyu Co. Ltd.	208,110	11,321
	Fukuda Denshi Co. Ltd.	206,054	11,299
	Leopalace21 Corp.	2,526,123	11,292
	Jaccs Co. Ltd.	409,437	11,223
	Izumi Co. Ltd.	566,331	11,203
	Riken Keiki Co. Ltd.	523,582	11,182
	First Bank of Toyama Ltd.	774,562	11,157
	Daiichikosho Co. Ltd.	1,031,578	11,154
	PILLAR Corp.	265,645	11,092
	Totetsu Kogyo Co. Ltd.	365,894	11,017
	Oita Bank Ltd.	206,082	10,934
*	Hino Motors Ltd.	4,061,176	10,932
	Musashi Seimitsu Industry Co. Ltd.	613,220	10,853
	Hogy Medical Co. Ltd.	250,775	10,852
*	Sansan Inc.	1,121,893	10,842
	Miyazaki Bank Ltd.	214,822	10,828
	Itoki Corp.	641,200	10,815
	Toyobo Co. Ltd.	1,249,086	10,720
	Financial Partners Group Co. Ltd.	815,720	10,716
[1]	Shochiku Co. Ltd.	139,008	10,643
	YAMABIKO Corp.	511,048	10,639
	Nippon Seiki Co. Ltd.	655,626	10,618
	FP Corp.	622,200	10,592
	San-Ai Obbli Co. Ltd.	737,884	10,486
	Mandom Corp.	510,764	10,471
	Furukawa Co. Ltd.	348,717	10,444
	Yellow Hat Ltd.	956,604	10,444
	Shinmaywa Industries Ltd.	737,717	10,424
	San ju San Financial Group Inc.	320,346	10,393
	Sanyo Denki Co. Ltd.	385,527	10,366
	Nippon Densetsu Kogyo Co. Ltd.	458,418	10,340
	Bunka Shutter Co. Ltd.	790,683	10,338
	Joyful Honda Co. Ltd.	750,563	10,324
	JCU Corp.	281,628	10,294
[1]	Pola Orbis Holdings Inc.	1,169,993	10,235
	San-A Co. Ltd.	535,900	10,216
	Fukuyama Transporting Co. Ltd.	342,216	10,177
	Kanamoto Co. Ltd.	421,036	10,155
	Aoyama Trading Co. Ltd.	598,237	10,154

		Shares	Market Value ($000)
	Ohsho Food Service Corp.	495,269	10,084
	U-Next Holdings Co. Ltd.	835,126	10,054
	Justsystems Corp.	325,120	10,042
	Mani Inc.	1,016,986	10,033
	Techno Ryowa Ltd.	197,666	9,955
	Yamaichi Electronics Co. Ltd.	261,599	9,942
	SMS Co. Ltd.	937,490	9,921
	Nomura Co. Ltd.	1,112,187	9,830
	MOS Food Services Inc.	359,873	9,804
	Hamakyorex Co. Ltd.	824,008	9,774
	Nihon Dengi Co. Ltd.	142,622	9,768
	Japan Aviation Electronics Industry Ltd.	619,658	9,681
	Mitsubishi Pencil Co. Ltd.	652,629	9,681
	Open Up Group Inc.	804,719	9,674
	Trusco Nakayama Corp.	611,766	9,669
	Ryoyo Ryosan Holdings Inc.	479,635	9,666
	Heiwa Corp.	734,880	9,626
[1]	Ise Chemicals Corp.	250,000	9,606
	Hankyu Hanshin REIT Inc.	9,060	9,605
	Morita Holdings Corp.	527,438	9,568
	Sakata INX Corp.	622,341	9,544
	ARCLANDS Corp.	765,749	9,482
[1]	Kasumigaseki Capital Co. Ltd.	195,000	9,463
	Raksul Inc.	717,758	9,434
	Tokyu Construction Co. Ltd.	1,135,430	9,382
	Nitto Kogyo Corp.	350,114	9,366
	Ai Holdings Corp.	539,550	9,302
*	GungHo Online Entertainment Inc.	545,253	9,267
	Fujita Kanko Inc.	574,040	9,252
[1]	Hokuetsu Corp.	1,569,792	9,227
	Menicon Co. Ltd.	879,472	9,223
[1]	Nomura Micro Science Co. Ltd.	406,600	9,188
	Nichicon Corp.	836,848	9,158
	Ariake Japan Co. Ltd.	252,374	9,149
	Totech Corp.	350,100	9,110
	Yurtec Corp.	515,450	9,063
	Ichigo Office REIT Investment Corp.	14,378	9,029
	Life Corp.	546,448	9,019
	Konoike Transport Co. Ltd.	419,032	9,019
	Autobacs Seven Co. Ltd.	846,208	9,014
	Uchida Yoko Co. Ltd.	666,830	8,964
	Shibaura Machine Co. Ltd.	324,522	8,934
	Topre Corp.	547,003	8,911
[1]	Sun Corp.	165,500	8,903
	CRE Logistics REIT Inc.	8,264	8,902
	Japan Wool Textile Co. Ltd.	737,667	8,890
*	Sanken Electric Co. Ltd.	188,270	8,874
	MCJ Co. Ltd.	869,920	8,865
	Union Tool Co.	132,720	8,839
	MIXI Inc.	500,946	8,818
	Okinawa Financial Group Inc.	257,071	8,757
	Taihei Dengyo Kaisha Ltd.	603,306	8,715
	Heiwado Co. Ltd.	457,162	8,712
	Heiwa Real Estate Co. Ltd.	594,582	8,701
	DKS Co. Ltd.	130,988	8,696
	Megachips Corp.	158,264	8,668
	Aichi Steel Corp.	434,500	8,652
[1]	Tokyo Keiki Inc.	201,356	8,644
	Royal Holdings Co. Ltd.	1,005,244	8,619
	Chiba Kogyo Bank Ltd.	668,800	8,604
	Kurimoto Ltd.	772,165	8,575
	Daio Paper Corp.	1,365,074	8,566
	Tri Chemical Laboratories Inc.	398,626	8,545
	Kyokuto Kaihatsu Kogyo Co. Ltd.	399,777	8,540
	Maxell Ltd.	589,659	8,483
	Wacom Co. Ltd.	1,749,274	8,477
	Nikkiso Co. Ltd.	731,892	8,443
	Yokogawa Bridge Holdings Corp.	419,474	8,443
	Ishihara Sangyo Kaisha Ltd.	444,586	8,441
	Restar Corp.	442,984	8,432

		Shares	Market Value ($000)
	Komeri Co. Ltd.	394,799	8,425
	Argo Graphics Inc.	900,728	8,389
	Matsui Securities Co. Ltd.	1,415,297	8,327
	Mirai Corp.	25,749	8,318
	Infomart Corp.	2,844,179	8,312
	Transcosmos Inc.	340,758	8,310
	Galilei Co. Ltd.	332,765	8,301
	Nichiha Corp.	375,876	8,274
	Towa Pharmaceutical Co. Ltd.	355,182	8,272
	Matsuda Sangyo Co. Ltd.	207,251	8,233
	Fujibo Holdings Inc.	147,785	8,232
	Central Automotive Products Ltd.	602,144	8,142
	Funai Soken Holdings Inc.	1,110,200	8,048
	Yuasa Trading Co. Ltd.	219,377	8,040
	Shoei Co. Ltd.	690,852	7,950
	Bank of Iwate Ltd.	200,963	7,948
	Itochu Enex Co. Ltd.	640,742	7,938
	SOSiLA Logistics REIT Inc.	9,579	7,930
	Ricoh Leasing Co. Ltd.	203,912	7,902
	TechMatrix Corp.	577,013	7,892
	BML Inc.	310,231	7,851
	Bank of the Ryukyus Ltd.	549,753	7,844
	Nachi-Fujikoshi Corp.	247,426	7,833
	Belc Co. Ltd.	157,651	7,810
	Tosei Corp.	764,666	7,790
	KH Neochem Co. Ltd.	470,250	7,735
	JMDC Inc.	351,589	7,725
	Arata Corp.	386,954	7,720
	Hosokawa Micron Corp.	192,148	7,622
	MEC Co. Ltd.	211,970	7,610
	NPR-RIKEN Corp.	322,578	7,587
	JBCC Holdings Inc.	785,900	7,570
	Central Glass Co. Ltd.	320,788	7,562
	Mitsuboshi Belting Ltd.	290,250	7,561
	World Co. Ltd.	371,426	7,537
	T Hasegawa Co. Ltd.	408,224	7,510
	Nohmi Bosai Ltd.	305,172	7,490
	UT Group Co. Ltd.	5,603,805	7,480
	Shin Nippon Air Technologies Co. Ltd.	351,728	7,478
[1]	Nishikawa Rubber Co. Ltd.	312,020	7,444
	Japan Lifeline Co. Ltd.	742,964	7,421
	Maeda Kosen Co. Ltd.	619,810	7,418
	Nishimatsuya Chain Co. Ltd.	536,101	7,416
	Mochida Pharmaceutical Co. Ltd.	316,158	7,412
	Shibuya Corp.	325,322	7,408
	Tsukishima Holdings Co. Ltd.	382,377	7,347
	Toenec Corp.	553,900	7,338
	Onward Holdings Co. Ltd.	1,546,225	7,333
	United Super Markets Holdings Inc.	1,216,628	7,333
	Akita Bank Ltd.	223,049	7,330
	Hiday Hidaka Corp.	363,515	7,305
	Tochigi Bank Ltd.	1,345,380	7,298
	IDOM Inc.	740,671	7,292
	Happinet Corp.	406,780	7,287
	Wakita & Co. Ltd.	557,767	7,268
	Japan Pulp & Paper Co. Ltd.	1,162,220	7,243
	Zuken Inc.	229,265	7,148
	Create SD Holdings Co. Ltd.	338,989	7,121
	Optex Group Co. Ltd.	458,050	7,112
	Fuji Kyuko Co. Ltd.	536,585	7,108
	Token Corp.	73,915	7,103
	Showa Sangyo Co. Ltd.	348,247	7,094
	Doutor Nichires Holdings Co. Ltd.	389,086	7,094
	Tokyo Steel Manufacturing Co. Ltd.	724,918	7,078
	Eizo Corp.	505,192	7,074
	MIRARTH Real Estate Investment Corp.	11,703	7,072
	Mitsuuroko Group Holdings Co. Ltd.	502,459	7,068
	METAWATER Co. Ltd.	329,343	7,054
	HI-LEX Corp.	314,998	7,050
	Kohnan Shoji Co. Ltd.	279,591	7,036

		Shares	Market Value ($000)
	Nishio Holdings Co. Ltd.	226,082	7,023
	Ichigo Inc.	2,661,102	7,022
	Mitsui High-Tec Inc.	1,452,005	7,021
	Future Corp.	570,951	7,006
	Prima Meat Packers Ltd.	386,217	6,899
	Toyo Tanso Co. Ltd.	197,310	6,894
	Sinko Industries Ltd.	711,559	6,833
	Zacros Corp.	903,212	6,801
	Aisan Industry Co. Ltd.	477,481	6,796
	Tokyotokeiba Co. Ltd.	195,222	6,762
	TV Asahi Holdings Corp.	291,909	6,751
	Ryobi Ltd.	382,348	6,732
	Hochiki Corp.	210,021	6,717
	Eiken Chemical Co. Ltd.	432,147	6,692
	Earth Corp.	211,234	6,676
	Krosaki Harima Corp.	245,860	6,671
	Elecom Co. Ltd.	623,285	6,661
	Idec Corp.	357,247	6,658
	Noevir Holdings Co. Ltd.	220,252	6,650
	Appier Group Inc.	988,700	6,641
	Nippon Signal Co. Ltd.	772,242	6,622
	and ST HD Co. Ltd.	365,701	6,581
	Nitta Corp.	248,709	6,553
	Daiichi Jitsugyo Co. Ltd.	318,103	6,548
[1]	Imperial Hotel Ltd.	726,200	6,543
	Okamoto Industries Inc.	182,770	6,508
	Press Kogyo Co. Ltd.	1,148,969	6,494
	Procrea Holdings Inc.	372,683	6,461
[1]	Kura Sushi Inc.	293,455	6,456
	Riken Technos Corp.	597,435	6,440
	Senshu Electric Co. Ltd.	172,300	6,439
	Konishi Co. Ltd.	762,772	6,435
	Valqua Ltd.	226,822	6,433
[1]	Furuya Metal Co. Ltd.	235,500	6,429
	Komori Corp.	591,794	6,424
	NS United Kaiun Kaisha Ltd.	143,703	6,411
	Tsurumi Manufacturing Co. Ltd.	452,280	6,384
	JAC Recruitment Co. Ltd.	997,404	6,383
	Axial Retailing Inc.	848,736	6,373
	Hibiya Engineering Ltd.	204,525	6,370
*,1	Atom Corp.	1,626,810	6,364
	Matsuya Co. Ltd.	520,837	6,354
[1]	Eagle Industry Co. Ltd.	317,093	6,351
	Fuji Co. Ltd.	465,749	6,347
	Milbon Co. Ltd.	384,215	6,313
	Shin-Etsu Polymer Co. Ltd.	482,631	6,304
[1]	OSAKA Titanium Technologies Co. Ltd.	422,708	6,295
	Asahi Kogyosha Co. Ltd.	268,100	6,250
	Anicom Holdings Inc.	915,655	6,230
[1]	Ichibanya Co. Ltd.	1,073,385	6,224
	Yamazen Corp.	674,518	6,221
	TRE Holdings Corp.	558,521	6,198
	Mitani Sekisan Co. Ltd.	123,700	6,125
	Doshisha Co. Ltd.	292,743	6,120
	Lifedrink Co. Inc.	579,060	6,072
	S&B Foods Inc.	214,300	6,053
	Aida Engineering Ltd.	780,577	6,047
	Sun Frontier Fudousan Co. Ltd.	380,927	6,042
	Alconix Corp.	343,518	6,028
	Meisei Industrial Co. Ltd.	538,608	6,002
	Premium Group Co. Ltd.	513,463	5,994
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,980
	HIS Co. Ltd.	718,978	5,972
	Yamagata Bank Ltd.	416,781	5,966
	JINS Holdings Inc.	177,893	5,955
	AOKI Holdings Inc.	497,380	5,940
	KAWADA TECHNOLOGIES Inc.	196,133	5,940
	Genky DrugStores Co. Ltd.	217,746	5,938
	Shikoku Bank Ltd.	449,585	5,926
	ZERIA Pharmaceutical Co. Ltd.	445,855	5,921

		Shares	Market Value ($000)
	Asanuma Corp.	866,300	5,921
[1]	dip Corp.	446,025	5,920
	Yushin Co.	1,201,060	5,912
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,899
	One REIT Inc.	9,990	5,873
	Canon Electronics Inc.	250,032	5,868
*	Nippon Sheet Glass Co. Ltd.	1,320,302	5,866
	Nippon Ceramic Co. Ltd.	240,256	5,855
	WingArc1st Inc.	277,200	5,840
	SBS Holdings Inc.	234,231	5,839
	Noritz Corp.	435,270	5,820
	Tokyo Electron Device Ltd.	253,452	5,798
	Bank of Saga Ltd.	194,067	5,777
	Orient Corp.	808,012	5,744
	Yahagi Construction Co. Ltd.	382,667	5,744
	Tsuburaya Fields Holdings Inc.	481,542	5,705
	Asahi Yukizai Corp.	162,857	5,690
	Kumiai Chemical Industry Co. Ltd.	1,248,656	5,681
[1]	Sakura Internet Inc.	329,100	5,677
	Nichireki Group Co. Ltd.	364,042	5,673
	Kamei Corp.	283,656	5,664
	Digital Arts Inc.	155,878	5,661
	ESPEC Corp.	254,346	5,657
[1]	Kisoji Co. Ltd.	345,689	5,646
	TPR Co. Ltd.	649,568	5,645
	Nissan Shatai Co. Ltd.	877,183	5,641
[1]	Nagawa Co. Ltd.	141,605	5,638
	Kanto Denka Kogyo Co. Ltd.	672,202	5,624
	TOA Road Corp.	498,135	5,615
	Oiles Corp.	356,539	5,609
	A&D HOLON Holdings Co. Ltd.	379,300	5,603
*	Nxera Pharma Co. Ltd.	1,060,900	5,592
	Teikoku Sen-I Co. Ltd.	287,303	5,578
	Futaba Industrial Co. Ltd.	827,593	5,568
	Raiznext Corp.	340,962	5,561
	CTI Engineering Co. Ltd.	290,800	5,559
	Iriso Electronics Co. Ltd.	257,338	5,558
	Hirata Corp.	334,198	5,553
	Seika Corp.	368,502	5,544
	Osaka Organic Chemical Industry Ltd.	209,655	5,515
	Toshiba TEC Corp.	327,287	5,504
	Tanseisha Co. Ltd.	555,232	5,494
	Marusan Securities Co. Ltd.	800,935	5,476
	Toho Titanium Co. Ltd.	451,686	5,431
	Starzen Co. Ltd.	635,118	5,425
	Japan Investment Adviser Co. Ltd.	375,500	5,409
	Enplas Corp.	91,993	5,407
	Saibu Gas Holdings Co. Ltd.	348,997	5,393
	Hioki EE Corp.	135,136	5,382
	Ehime Bank Ltd.	488,379	5,372
	Keihanshin Building Co. Ltd.	432,767	5,367
	Japan Transcity Corp.	678,586	5,359
[1]	Ringer Hut Co. Ltd.	367,469	5,352
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	5,291
[1]	Koshidaka Holdings Co. Ltd.	684,331	5,284
[1]	Yamae Group Holdings Co. Ltd.	291,700	5,277
	Bando Chemical Industries Ltd.	399,907	5,239
	Yokorei Co. Ltd.	634,464	5,210
	Sala Corp.	726,500	5,210
	Sanyo Chemical Industries Ltd.	145,280	5,190
	Takamatsu Construction Group Co. Ltd.	208,864	5,167
	Fukui Bank Ltd.	273,455	5,166
	Riken Vitamin Co. Ltd.	256,801	5,163
	United Arrows Ltd.	331,525	5,162
	eGuarantee Inc.	454,484	5,151
	Sankei Real Estate Inc.	5,981	5,135
	Cleanup Corp.	906,655	5,123
	Pack Corp.	609,204	5,109
	SRA Holdings	140,531	5,109
	Plus Alpha Consulting Co. Ltd.	354,274	5,089

		Shares	Market Value ($000)
	Tachi-S Co. Ltd.	372,370	5,076
	Katakura Industries Co. Ltd.	266,166	5,060
	Denyo Co. Ltd.	212,900	5,049
	Nippon Kanzai Holdings Co. Ltd.	282,721	5,043
	Itochu-Shokuhin Co. Ltd.	70,550	5,040
	Sato Corp.	335,220	5,030
	Prestige International Inc.	1,118,377	5,012
	K&O Energy Group Inc.	181,890	4,992
*,1	PKSHA Technology Inc.	243,954	4,981
	Cybozu Inc.	322,917	4,980
	Optorun Co. Ltd.	376,255	4,966
	Santec Holdings Corp.	73,706	4,965
	Matsuyafoods Holdings Co. Ltd.	115,243	4,912
	RS Technologies Co. Ltd.	199,146	4,898
	Mitsubishi Research Institute Inc.	155,024	4,869
	Joshin Denki Co. Ltd.	274,014	4,867
	Koa Corp.	482,798	4,865
	Sekisui Jushi Corp.	361,235	4,861
	AZ-COM MARUWA Holdings Inc.	756,079	4,853
	Mitsui DM Sugar Co. Ltd.	222,854	4,844
	Hokkaido Gas Co. Ltd.	907,425	4,836
*,1	Medley Inc.	312,900	4,832
	Anest Iwata Corp.	451,558	4,828
	Computer Engineering & Consulting Ltd.	338,064	4,820
[1]	Toyo Gosei Co. Ltd.	84,034	4,817
[1]	SBI ARUHI Corp.	836,527	4,805
	Sintokogio Ltd.	650,953	4,800
	Shibusawa Logistics Corp.	570,724	4,797
	Kyokuyo Co. Ltd.	143,868	4,790
[1]	Weathernews Inc.	181,644	4,788
	Kyoei Steel Ltd.	296,935	4,786
	Nippon Parking Development Co. Ltd.	2,578,138	4,756
[1]	Shoei Foods Corp.	180,252	4,748
	Ki-Star Real Estate Co. Ltd.	115,800	4,737
	Tokai Corp.	296,357	4,724
	Corona Corp. Class A	767,772	4,720
	Sakai Moving Service Co. Ltd.	249,568	4,711
	Kameda Seika Co. Ltd.	186,626	4,706
	Topy Industries Ltd.	232,194	4,706
	Oyo Corp.	250,120	4,657
	Zojirushi Corp.	465,899	4,657
	S Foods Inc.	236,039	4,649
	Mitsubishi Logisnext Co. Ltd.	457,789	4,635
	m-up Holdings Inc.	864,400	4,619
	Tachibana Eletech Co. Ltd.	234,508	4,618
	VT Holdings Co. Ltd.	1,309,656	4,604
	Shinnihon Corp.	353,980	4,570
	Nippon Thompson Co. Ltd.	765,699	4,554
	Arisawa Manufacturing Co. Ltd.	393,200	4,544
	TSI Holdings Co. Ltd.	665,324	4,538
	Starts Proceed Investment Corp.	3,333	4,531
	Shinagawa Refra Co. Ltd.	322,300	4,473
	ASKA Pharmaceutical Holdings Co. Ltd.	275,859	4,461
	ES-Con Japan Ltd.	577,365	4,458
	ASKUL Corp.	503,316	4,446
	Okinawa Electric Power Co. Inc.	624,420	4,435
	Unipres Corp.	498,656	4,411
	Nissei ASB Machine Co. Ltd.	107,573	4,373
	Goldcrest Co. Ltd.	203,088	4,365
	Tekken Corp.	138,546	4,363
	Roland Corp.	176,739	4,362
	Pacific Metals Co. Ltd.	231,278	4,361
[1]	Tama Home Co. Ltd.	181,552	4,361
	Tamura Corp.	1,057,588	4,359
	Vital KSK Holdings Inc.	479,047	4,350
[1]	Aeon Hokkaido Corp.	713,446	4,322
	Ryoden Corp.	181,200	4,319
	Marudai Food Co. Ltd.	291,057	4,316
	Bell System24 Holdings Inc.	464,874	4,311
	Vision Inc.	513,285	4,304

		Shares	Market Value ($000)
	Yokowo Co. Ltd.	300,479	4,280
	Takaoka Toko Co. Ltd.	143,052	4,276
	Sagami Holdings Corp.	341,541	4,261
	Nissha Co. Ltd.	526,422	4,256
	Digital Garage Inc.	260,728	4,255
	SIGMAXYZ Holdings Inc.	841,900	4,254
	Riso Kagaku Corp.	538,645	4,253
	Samty Residential Investment Corp.	5,772	4,251
*,1	euglena Co. Ltd.	1,573,058	4,239
	Altech Corp.	249,300	4,239
	Seikitokyu Kogyo Co. Ltd.	390,500	4,219
	JCR Pharmaceuticals Co. Ltd.	1,009,775	4,212
[1]	Mitsuba Corp.	498,315	4,211
	JM Holdings Co. Ltd.	362,736	4,203
	Nippon Carbon Co. Ltd.	140,561	4,189
	Stella Chemifa Corp.	121,524	4,176
	Oriental Shiraishi Corp.	1,562,115	4,148
	Cresco Ltd.	381,643	4,144
	Fukuda Corp.	82,095	4,142
	Daido Metal Co. Ltd.	621,152	4,132
	Shizuoka Gas Co. Ltd.	515,873	4,083
	Torishima Pump Manufacturing Co. Ltd.	291,855	4,082
	Qol Holdings Co. Ltd.	295,432	4,057
	GLOBERIDE Inc.	284,398	4,045
	Miyaji Engineering Group Inc.	321,010	4,044
	M&A Capital Partners Co. Ltd.	197,582	4,025
	Shofu Inc.	337,036	4,014
	Hokuto Corp.	311,814	3,998
	Strike Co. Ltd.	146,499	3,993
	Belluna Co. Ltd.	632,897	3,986
	Sakai Chemical Industry Co. Ltd.	184,648	3,974
	Tosei REIT Investment Corp.	4,203	3,972
	Tokushu Tokai Paper Co. Ltd.	370,764	3,960
	Chubu Shiryo Co. Ltd.	338,424	3,959
	FAN Communications Inc.	1,262,896	3,948
[1]	Mars Group Holdings Corp.	185,932	3,923
[1]	DyDo Group Holdings Inc.	245,710	3,921
	Osaki Electric Co. Ltd.	486,709	3,911
[1]	Hakuto Co. Ltd.	144,959	3,892
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,881
	Sodick Co. Ltd.	573,043	3,875
	BrainPad Inc.	221,823	3,872
	Warabeya Nichiyo Holdings Co. Ltd.	173,722	3,867
	Chuo Spring Co. Ltd.	174,525	3,856
	Health Care & Medical Investment Corp.	4,907	3,838
	Geo Holdings Corp.	324,820	3,826
	Halows Co. Ltd.	128,793	3,788
	Broadleaf Co. Ltd.	885,068	3,784
	Daikyonishikawa Corp.	710,338	3,766
	ESCON Japan REIT Investment Corp.	4,652	3,764
	Asahi Diamond Industrial Co. Ltd.	641,345	3,753
	TDC Soft Inc.	471,498	3,736
	Neturen Co. Ltd.	431,335	3,686
	Siix Corp.	450,535	3,683
	Comture Corp.	350,468	3,680
[1]	Kappa Create Co. Ltd.	359,761	3,669
	Obara Group Inc.	150,118	3,667
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,656
	Airman Corp.	292,000	3,645
[1]	UNISOL Holdings Corp.	246,253	3,638
	Solasto Corp.	611,155	3,618
	G-Tekt Corp.	284,995	3,617
	Mirarth Holdings Inc.	1,414,739	3,612
	en Inc.	387,047	3,597
	Ichiyoshi Securities Co. Ltd.	460,586	3,590
[1]	Osaka Steel Co. Ltd.	176,191	3,589
	Chori Co. Ltd.	140,247	3,582
	Daiki Aluminium Industry Co. Ltd.	421,252	3,574
	Daiwa Industries Ltd.	355,304	3,573
	Retail Partners Co. Ltd.	407,880	3,563

		Shares	Market Value ($000)
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	3,558
	Pasona Group Inc.	271,741	3,500
	Murakami Corp.	83,115	3,489
	Nihon Nohyaku Co. Ltd.	531,073	3,487
	Cawachi Ltd.	173,762	3,483
	Takara Bio Inc.	662,320	3,479
	Towa Bank Ltd.	465,921	3,477
	Nagaileben Co. Ltd.	300,788	3,475
[1]	Fixstars Corp.	348,615	3,425
	Hoosiers Holdings Co. Ltd.	398,508	3,419
	Kyokuto Securities Co. Ltd.	304,795	3,408
[1]	Kanro Inc.	325,500	3,398
[1]	KeePer Technical Laboratory Co. Ltd.	163,596	3,387
	Avant Group Corp.	317,900	3,377
	Avex Inc.	434,597	3,364
	Nippon Denko Co. Ltd.	1,349,547	3,356
	KPP Group Holdings Co. Ltd.	586,509	3,352
	Fudo Tetra Corp.	172,529	3,351
	Curves Holdings Co. Ltd.	692,030	3,338
	Toyo Kanetsu KK	193,628	3,334
[1]	Oisix ra daichi Inc.	359,283	3,332
	Nichiden Corp.	203,838	3,329
	Okura Industrial Co. Ltd.	107,758	3,323
	GMO Financial Holdings Inc.	574,900	3,308
	Yondoshi Holdings Inc.	279,444	3,292
	J-Oil Mills Inc.	248,151	3,261
*,1	Remixpoint Inc.	1,914,837	3,259
	Toyo Corp.	280,950	3,252
	JDC Corp.	796,409	3,248
	Insource Co. Ltd.	691,950	3,246
	St. Marc Holdings Co. Ltd.	177,978	3,236
	Daito Pharmaceutical Co. Ltd.	373,382	3,223
	Wellneo Sugar Co. Ltd.	174,161	3,221
	France Bed Holdings Co. Ltd.	373,484	3,215
[1]	Change Holdings Inc.	472,189	3,212
	Shinsho Corp.	186,372	3,205
	Sumida Corp.	417,594	3,198
	Chofu Seisakusho Co. Ltd.	246,786	3,194
	Vector Inc.	337,489	3,193
	Aichi Corp.	361,820	3,190
[1]	Fujio Food Group Inc.	459,777	3,185
	Okabe Co. Ltd.	516,098	3,184
	SRE Holdings Corp.	166,269	3,181
	Aiphone Co. Ltd.	165,502	3,180
	Miroku Jyoho Service Co. Ltd.	254,301	3,176
	Toa Corp. (XTKS)	296,666	3,170
	Ines Corp.	260,665	3,166
	Shinwa Co. Ltd.	155,776	3,153
	Nihon Tokushu Toryo Co. Ltd.	208,125	3,153
	Fujicco Co. Ltd.	300,897	3,145
[1]	Gift Holdings Inc.	132,400	3,142
[1]	Kosaido Holdings Co. Ltd.	968,100	3,125
	Dai Nippon Toryo Co. Ltd.	349,371	3,114
	Kyodo Printing Co. Ltd.	293,860	3,111
	Tomoku Co. Ltd.	138,290	3,100
	Koatsu Gas Kogyo Co. Ltd.	426,338	3,095
	Godo Steel Ltd.	119,185	3,085
	Septeni Holdings Co. Ltd.	1,093,300	3,084
	Chubu Steel Plate Co. Ltd.	215,800	3,079
	Transaction Co. Ltd.	399,000	3,078
[1]	West Holdings Corp.	298,700	3,074
	Iseki & Co. Ltd.	265,226	3,069
[1]	BRONCO BILLY Co. Ltd.	123,860	3,068
	FIDEA Holdings Co. Ltd.	236,338	3,067
	JP-Holdings Inc.	676,602	3,062
[1]	Key Coffee Inc.	237,185	3,037
[1]	CMK Corp.	857,054	3,035
	Gakken Holdings Co. Ltd.	440,173	2,983
	Hisaka Works Ltd.	298,599	2,979
[1]	Nittoku Co. Ltd.	196,400	2,979

		Shares	Market Value ($000)
	Sanyo Electric Railway Co. Ltd.	226,820	2,973
	J Trust Co. Ltd.	940,347	2,972
[1]	Kojima Co. Ltd.	367,692	2,971
	Cosel Co. Ltd.	393,824	2,970
	Zenrin Co. Ltd.	434,749	2,949
[1]	Shin Nippon Biomedical Laboratories Ltd.	280,604	2,939
[1]	Alpen Co. Ltd.	208,002	2,919
	Sinanen Holdings Co. Ltd.	70,309	2,899
	Hokkan Holdings Ltd.	191,503	2,893
[1]	Piolax Inc.	257,319	2,893
	Tokyo Energy & Systems Inc.	241,520	2,872
	Maezawa Kyuso Industries Co. Ltd.	269,879	2,854
	PHC Holdings Corp.	406,289	2,852
*	RENOVA Inc.	635,155	2,840
	Softcreate Holdings Corp.	211,226	2,834
	Onoken Co. Ltd.	306,955	2,828
	Kyosan Electric Manufacturing Co. Ltd.	646,469	2,813
	Genki Global Dining Concepts Corp.	139,283	2,800
	Rheon Automatic Machinery Co. Ltd.	281,044	2,797
	Nippon Fine Chemical Co. Ltd.	164,500	2,790
[1]	Rock Field Co. Ltd.	309,160	2,788
	CAC Holdings Corp.	214,644	2,784
	Yondenko Corp.	255,936	2,773
	Istyle Inc.	940,643	2,760
	Aizawa Securities Group Co. Ltd.	300,189	2,756
	Iwaki Co. Ltd.	158,400	2,747
	Honeys Holdings Co. Ltd.	287,878	2,743
*	Nippon Chemi-Con Corp.	281,035	2,728
	Feed One Co. Ltd.	373,489	2,693
	NEC Capital Solutions Ltd.	102,099	2,689
	Fukui Computer Holdings Inc.	131,328	2,688
	Kanaden Corp.	194,943	2,688
	FULLCAST Holdings Co. Ltd.	246,665	2,685
	Sparx Group Co. Ltd.	251,531	2,679
	Software Service Inc.	32,100	2,653
[1]	Quants Research Institute Holdings Inc.	356,194	2,649
	Sanshin Electronics Co. Ltd.	130,205	2,641
	JSB Co. Ltd.	125,300	2,626
	JSP Corp.	165,438	2,609
	Nippon Rietec Co. Ltd.	180,002	2,596
[1]	Giken Ltd.	200,321	2,592
	Shinko Shoji Co. Ltd.	370,929	2,587
	Mirai Industry Co. Ltd.	119,046	2,579
*	Net Protections Holdings Inc.	828,500	2,567
	Shima Seiki Manufacturing Ltd.	385,864	2,541
	Shindengen Electric Manufacturing Co. Ltd.	106,371	2,519
	V Technology Co. Ltd.	124,471	2,511
[1]	Tohokushinsha Film Corp.	610,900	2,509
	Mie Kotsu Group Holdings Inc.	693,519	2,484
	Komatsu Matere Co. Ltd.	438,972	2,467
	Fuji Pharma Co. Ltd.	198,497	2,453
	COLOPL Inc.	847,374	2,447
	I'll Inc.	151,955	2,439
	Hodogaya Chemical Co. Ltd.	164,268	2,426
	Base Co. Ltd.	122,388	2,412
	Daikokutenbussan Co. Ltd.	73,433	2,411
	Buffalo Inc.	80,670	2,349
	Moriroku Co. Ltd.	149,190	2,344
	GREE Holdings Inc.	892,505	2,339
	Xebio Holdings Co. Ltd.	333,972	2,326
	Daiho Corp.	457,345	2,324
	TOC Co. Ltd.	427,991	2,317
	Seikagaku Corp.	510,460	2,307
	LITALICO Inc.	299,366	2,303
[1]	Inui Global Logistics Co. Ltd.	274,646	2,302
[1]	Fujiya Co. Ltd.	138,283	2,290
	Taki Chemical Co. Ltd.	89,955	2,286
[1]	Okuwa Co. Ltd.	402,121	2,263
	Kenko Mayonnaise Co. Ltd.	174,485	2,262
[1]	Komehyo Holdings Co. Ltd.	104,600	2,258

		Shares	Market Value ($000)
[1]	Nafco Co. Ltd.	159,907	2,253
	Maxvalu Tokai Co. Ltd.	92,432	2,239
	grems Inc.	141,900	2,207
	Chiyoda Co. Ltd.	310,478	2,206
	Ichikoh Industries Ltd.	661,874	2,202
	Nippon Sharyo Ltd.	91,993	2,187
	Tv Tokyo Holdings Corp.	73,882	2,185
	Sankyo Seiko Co. Ltd.	428,767	2,184
	Icom Inc.	112,597	2,177
	Alpha Systems Inc.	88,028	2,156
	G-7 Holdings Inc.	226,666	2,140
	ZIGExN Co. Ltd.	705,200	2,138
	EM Systems Co. Ltd.	453,291	2,134
*	baudroie Inc.	161,082	2,131
	giftee Inc.	256,300	2,110
	Kanagawa Chuo Kotsu Co. Ltd.	88,285	2,097
	World Holdings Co. Ltd.	127,683	2,090
[1]	Yamashin-Filter Corp.	537,396	2,067
	CTS Co. Ltd.	311,985	2,058
[1]	Ministop Co. Ltd.	156,638	2,053
	Midac Holdings Co. Ltd.	158,590	2,053
[1]	Daisyo Corp.	273,493	2,020
	Yukiguni Factory Co. Ltd.	293,944	2,019
	Link & Motivation Inc.	615,773	2,007
	ST Corp.	202,879	2,004
	Intage Holdings Inc.	182,501	2,000
	Tayca Corp.	220,480	1,987
[1]	eRex Co. Ltd.	484,528	1,974
	Rokko Butter Co. Ltd.	253,388	1,947
[1]	Daikoku Denki Co. Ltd.	105,400	1,938
	Akatsuki Inc.	117,117	1,928
	Arakawa Chemical Industries Ltd.	225,785	1,921
*,1	Aeon Fantasy Co. Ltd.	100,724	1,855
	Chiyoda Integre Co. Ltd.	86,644	1,854
	Futaba Corp.	445,067	1,846
	Artnature Inc.	338,095	1,805
	Nichiban Co. Ltd.	141,256	1,794
	Central Security Patrols Co. Ltd.	94,614	1,784
	LEC Inc.	265,990	1,771
[1]	Gamecard Holdings Inc.	90,600	1,763
	Sanoh Industrial Co. Ltd.	317,394	1,752
	Amuse Inc.	132,922	1,733
[1]	FP Partner Inc.	118,834	1,726
	YAKUODO Holdings Co. Ltd.	132,538	1,719
*	KNT-CT Holdings Co. Ltd.	151,843	1,715
	Yorozu Corp.	260,310	1,715
	Nitto Kohki Co. Ltd.	139,121	1,687
	Amvis Holdings Inc.	542,500	1,674
[1]	Riso Kyoiku Group Corp.	1,240,582	1,655
	Advan Group Co. Ltd.	269,172	1,654
	Pronexus Inc.	217,949	1,632
	Kintetsu Department Store Co. Ltd.	138,678	1,629
	Nihon Trim Co. Ltd.	52,483	1,626
	Airport Facilities Co. Ltd.	254,660	1,617
[1]	YA-MAN Ltd.	359,168	1,617
*	PIA Corp.	93,311	1,611
	Studio Alice Co. Ltd.	124,687	1,606
	Oro Co. Ltd.	117,783	1,601
	Sankyo Tateyama Inc.	382,579	1,593
	Marvelous Inc.	486,289	1,510
*	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,508
	WATAMI Co. Ltd.	242,705	1,497
	Digital Holdings Inc.	112,980	1,475
	Gecoss Corp.	140,142	1,436
*,1	Universal Entertainment Corp.	278,300	1,404
[1]	Inaba Seisakusho Co. Ltd.	135,442	1,400
	Nisso Holdings Co. Ltd.	311,117	1,393
	Shimojima Co. Ltd.	152,303	1,364
[1]	Management Solutions Co. Ltd.	161,838	1,363
[1]	Pharma Foods International Co. Ltd.	312,548	1,359

		Shares	Market Value ($000)
	Asahi Co. Ltd.	162,896	1,358
	Nakayama Steel Works Ltd.	332,914	1,355
[1]	Sumiseki Holdings Inc.	304,700	1,325
	S-Pool Inc.	787,344	1,311
*,1	Japan Display Inc.	9,015,514	1,306
[1]	Central Sports Co. Ltd.	79,194	1,247
	Tsutsumi Jewelry Co. Ltd.	70,099	1,195
*,1	TerraSky Co. Ltd.	85,465	1,159
	Elan Corp.	260,180	1,128
[1]	Tess Holdings Co. Ltd.	471,500	1,123
	Kanamic Network Co. Ltd.	351,700	1,122
[1]	WDB Holdings Co. Ltd.	106,899	1,109
	GMO GlobalSign Holdings KK	75,242	1,097
	Ebase Co. Ltd.	384,236	1,085
[1]	Kitanotatsujin Corp.	1,151,561	1,066
*,1	Sourcenext Corp.	1,100,215	1,027
[1]	Shimadaya Corp.	86,370	999
	LIFULL Co. Ltd.	834,555	948
	Ohara Inc.	135,380	938
[1]	CHIMNEY Co. Ltd.	106,108	875
	Tosho Co. Ltd.	178,618	864
	Atrae Inc.	190,634	855
	Media Do Co. Ltd.	74,200	787
[1]	Airtrip Corp.	158,012	756
*	Optim Corp.	227,169	731
	MTI Ltd.	150,031	714
*,1	Miyakoshi Holdings Inc.	108,800	586
*,1	Demae-Can Co. Ltd.	524,100	458
*	Lifenet Insurance Co.	12,400	161
	IwaiCosmo Holdings Inc.	5,000	113
	Eslead Corp.	1,100	48
			90,318,055
Kuwait (0.2%)
	Kuwait Finance House KSCP	180,489,254	474,955
	National Bank of Kuwait SAKP	120,150,893	372,273
	Boubyan Bank KSCP	25,713,292	56,748
	Mobile Telecommunications Co. KSCP	32,852,087	54,739
	Gulf Bank KSCP	32,338,766	36,306
	Mabanee Co. KPSC	9,332,168	30,543
*	Warba Bank KSCP	32,132,662	29,658
	National Industries Group Holding SAK	27,333,723	23,495
	Al Ahli Bank of Kuwait KSCP	21,565,244	20,754
	Boursa Kuwait Securities Co. KPSC	1,547,255	15,872
*	Kuwait Real Estate Co. KSC	12,985,936	14,782
	Commercial Real Estate Co. KSC	20,991,961	14,105
	Kuwait Telecommunications Co.	5,794,110	12,387
	Kuwait International Bank KSCP	13,383,924	11,854
	Humansoft Holding Co. KSC	1,275,724	10,998
	Boubyan Petrochemicals Co. KSCP	5,588,666	10,300
	Gulf Cables & Electrical Industries Group Co. KSCP	1,542,128	10,062
	Burgan Bank SAK	15,456,380	10,030
	Agility Public Warehousing Co. KSCC	22,691,626	9,948
	Salhia Real Estate Co. KSCP	6,629,822	8,430
*	Kuwait Projects Co. Holding KSCP	27,254,181	6,776
*	National Real Estate Co. KPSC	16,193,900	3,768
			1,238,783
Malaysia (0.5%)
	Malayan Banking Bhd.	110,116,668	329,566
	CIMB Group Holdings Bhd.	121,665,023	265,073
	Public Bank Bhd.	213,116,015	263,410
	Tenaga Nasional Bhd.	65,525,150	231,836
	IHH Healthcare Bhd.	44,929,202	102,010
	Press Metal Aluminium Holdings Bhd.	49,504,688	94,897
	Gamuda Bhd.	74,272,224	83,507
	SD Guthrie Bhd.	52,917,669	78,339
	AMMB Holdings Bhd.	40,663,020	66,505
	RHB Bank Bhd.	29,969,969	64,228
	Petronas Gas Bhd.	13,683,812	63,805
	MISC Bhd.	29,120,702	59,069

		Shares	Market Value ($000)
	Hong Leong Bank Bhd.	8,929,382	58,436
	Sunway Bhd.	35,779,200	52,180
	Celcomdigi Bhd.	55,652,380	46,028
	IOI Corp. Bhd.	41,541,738	41,949
	Maxis Bhd.	41,699,261	40,468
	Axiata Group Bhd.	65,434,535	38,151
	Kuala Lumpur Kepong Bhd.	7,519,244	37,212
	YTL Corp. Bhd.	67,174,620	35,420
	Telekom Malaysia Bhd.	16,670,298	33,438
	Petronas Chemicals Group Bhd.	40,476,158	33,229
	IJM Corp. Bhd.	48,201,121	32,761
	Sime Darby Bhd.	58,918,674	32,269
	YTL Power International Bhd.	38,805,560	31,765
	TIME dotCom Bhd.	20,380,985	30,870
	United Plantations Bhd.	3,820,150	29,259
	Petronas Dagangan Bhd.	4,886,940	26,270
	Dialog Group Bhd.	62,065,459	25,884
	Nestle Malaysia Bhd.	902,170	25,630
	PPB Group Bhd.	8,623,145	24,676
	KPJ Healthcare Bhd.	34,477,167	24,226
	QL Resources Bhd.	22,967,446	23,411
	Westports Holdings Bhd.	14,907,000	23,113
[2]	MR DIY Group M Bhd.	48,525,500	22,570
	Genting Bhd.	30,237,918	21,911
	Bursa Malaysia Bhd.	9,485,908	21,714
	99 Speed Mart Retail Holdings Bhd.	20,819,900	21,123
	Fraser & Neave Holdings Bhd.	2,304,708	20,851
	IGB REIT	25,836,900	19,187
	IOI Properties Group Bhd.	23,366,300	18,899
	Sime Darby Property Bhd.	48,661,376	18,540
	Alliance Bank Malaysia Bhd.	13,795,906	18,325
	Frontken Corp. Bhd.	18,767,950	18,294
	Inari Amertron Bhd.	44,562,378	18,215
	Hong Leong Financial Group Bhd.	3,123,659	17,717
	Sunway REIT	26,913,300	17,656
	Yinson Holdings Bhd.	27,377,904	16,391
	Zetrix Ai Bhd.	75,151,262	15,352
	Axis REIT	24,812,901	12,696
	Heineken Malaysia Bhd.	2,028,884	12,301
	Pavilion REIT	24,594,300	12,105
	Top Glove Corp. Bhd.	73,027,198	11,294
	Genting Malaysia Bhd.	22,258,119	11,181
*	Tanco Holdings Bhd.	31,576,600	10,902
	ViTrox Corp. Bhd.	9,295,300	10,272
	SP Setia Bhd. Group	41,150,578	10,268
	Sunway Construction Group Bhd.	6,596,200	9,906
	Carlsberg Brewery Malaysia Bhd.	2,102,506	9,355
	Eco World Development Group Bhd.	16,293,400	9,220
	Malaysian Pacific Industries Bhd.	1,119,100	9,095
	Bank Islam Malaysia Bhd.	14,435,700	9,046
	Scientex Bhd.	8,778,724	8,600
	Malakoff Corp. Bhd.	36,349,700	7,195
	Gas Malaysia Bhd.	6,097,600	7,141
	Mah Sing Group Bhd.	23,404,900	6,833
	MBSB Bhd.	34,198,984	6,341
	Mega First Corp. Bhd.	7,584,300	6,265
*	Greatech Technology Bhd.	13,528,800	6,046
*	Pentamaster Corp. Bhd.	7,095,850	5,850
*	UWC Bhd.	5,500,300	5,722
	CTOS Digital Bhd.	24,879,900	5,680
*	Hartalega Holdings Bhd.	21,633,894	5,065
	Velesto Energy Bhd.	64,315,112	4,963
	VS Industry Bhd.	42,942,059	4,567
	Kossan Rubber Industries Bhd.	17,720,786	4,553
	Bumi Armada Bhd.	49,635,605	3,852
	Padini Holdings Bhd.	7,518,741	3,709
	Cahya Mata Sarawak Bhd.	9,724,970	3,550
	Nationgate Holdings Bhd.	14,014,700	3,538
	UEM Sunrise Bhd.	20,167,955	3,352
	DRB-Hicom Bhd.	11,974,631	3,280

		Shares	Market Value ($000)
	Sports Toto Bhd.	9,749,179	3,217
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	3,078
*	Berjaya Corp. Bhd.	44,482,990	3,039
	Hibiscus Petroleum Bhd.	7,438,940	2,939
	Bermaz Auto Bhd.	13,528,601	2,843
	Malaysian Resources Corp. Bhd.	30,545,901	2,717
*	Dagang NeXchange Bhd.	35,685,500	2,674
*	WCT Holdings Bhd.	15,969,477	2,390
	British American Tobacco Malaysia Bhd.	1,742,469	2,060
*	Supermax Corp. Bhd.	24,737,551	1,895
	Kelington Group Bhd.	1,084,500	1,455
*	D&O Green Technologies Bhd.	8,172,000	1,292
	Malayan Cement Bhd.	503,600	1,020
	Farm Fresh Bhd.	1,011,200	735
	ITMAX System Bhd.	294,200	379
			3,011,111
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	42,269,474	477,866
	Grupo Mexico SAB de CV Class B	41,771,986	463,828
	Fomento Economico Mexicano SAB de CV	25,580,280	266,986
	Cemex SAB de CV	203,155,500	252,026
	America Movil SAB de CV Class B	229,981,659	237,009
	Wal-Mart de Mexico SAB de CV	74,499,100	236,422
*	Industrias Penoles SAB de CV	2,760,287	159,969
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,449,128	149,611
	Arca Continental SAB de CV	12,871,452	145,051
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,289,440	79,207
	Coca-Cola Femsa SAB de CV	6,880,254	71,960
	Prologis Property Mexico SA de CV	15,532,842	71,371
	Grupo Financiero Inbursa SAB de CV	25,850,933	64,672
	Fibra Uno Administracion SA de CV	40,241,449	62,586
	Grupo Bimbo SAB de CV Class A	17,648,700	61,300
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,072,614	59,274
	Grupo Carso SAB de CV	7,802,967	53,120
	Kimberly-Clark de Mexico SAB de CV Class A	22,805,341	50,515
	Gentera SAB de CV	15,674,928	43,726
	Gruma SAB de CV Class B	2,394,148	43,111
	Promotora y Operadora de Infraestructura SAB de CV	2,467,115	38,576
	Megacable Holdings SAB de CV	10,924,736	38,233
	Corp. Inmobiliaria Vesta SAB de CV	12,250,633	37,882
	Sigma Foods SAB de CV Class A	36,348,156	35,920
[2]	Banco del Bajio SA	11,656,437	34,244
	Regional SAB de CV	3,805,266	33,963
	Fibra MTY SAPI de CV	34,073,601	28,954
	Grupo Comercial Chedraui SA de CV	4,170,071	28,627
	Qualitas Controladora SAB de CV	2,902,312	27,070
	GCC SAB de CV	2,409,923	26,078
[2]	FIBRA Macquarie Mexico	11,399,770	23,705
	Cemex SAB de CV ADR	1,885,284	23,528
	Alsea SAB de CV	7,507,021	22,926
	Grupo Televisa SAB	33,265,118	21,795
	Concentradora Fibra Danhos SA de CV	13,244,440	20,637
	El Puerto de Liverpool SAB de CV	2,778,658	16,661
	Bolsa Mexicana de Valores SAB de CV	8,076,241	16,198
	Grupo Aeroportuario del Pacifico SAB de CV ADR	55,514	15,261
*	Orbia Advance Corp. SAB de CV	12,765,297	13,521
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,480,212	13,051
*	Alpek SAB de CV Class A	24,297,774	12,624
	Genomma Lab Internacional SAB de CV Class B	10,135,608	9,709
*,2	Nemak SAB de CV	41,054,789	7,987
	La Comer SAB de CV	3,662,560	7,872
	Operadora De Sites Mexicanos SAB de CV	8,292,504	7,711
	Becle SAB de CV	7,178,956	7,550
*,2	Grupo Traxion SAB de CV Class A	6,129,524	4,928
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	3,293
	Grupo Rotoplas SAB de CV	2,620,030	1,766
[3]	Sempra	2	—
			3,629,880

		Shares	Market Value ($000)
Netherlands (2.8%)
	ASML Holding NV	5,758,871	8,257,680
	ING Groep NV	43,519,864	1,283,441
	Prosus NV	17,927,245	1,030,839
*,2	Adyen NV	388,757	576,466
	ASM International NV	681,609	572,438
	Koninklijke Ahold Delhaize NV	13,149,933	514,164
	Universal Music Group NV	13,783,041	337,926
	ArcelorMittal SA	6,201,266	336,779
	Heineken NV	4,054,162	334,670
	Koninklijke Philips NV	11,241,198	322,800
	Wolters Kluwer NV	3,389,348	318,270
[2]	ABN AMRO Bank NV	8,393,331	309,238
	NN Group NV	3,791,863	300,571
	Koninklijke KPN NV	55,447,062	271,553
	DSM-Firmenich AG	2,663,057	209,992
	BE Semiconductor Industries NV	1,039,048	202,244
[2]	Euronext NV	1,307,866	183,172
	Akzo Nobel NV	2,476,709	173,512
	ASR Nederland NV	2,272,219	165,033
	Aegon Ltd.	19,468,608	152,916
*	Magnum Ice Cream Co. NV	7,064,246	125,554
	Heineken Holding NV	1,666,668	123,882
	Exor NV	1,266,917	104,022
	JDE Peet's NV	2,254,302	84,868
[1]	IMCD NV	861,581	80,534
	SBM Offshore NV	1,943,067	69,795
*,1	InPost SA	3,724,548	58,378
	Randstad NV	1,594,107	57,048
[2]	CVC Capital Partners plc	3,076,556	54,660
	Aalberts NV	1,409,251	54,113
	Allfunds Group plc	5,277,616	51,146
	Arcadis NV	990,491	44,483
	Koninklijke Vopak NV	820,001	40,925
[2]	CTP NV	1,838,738	40,086
[2]	Signify NV	1,834,816	38,952
	Koninklijke BAM Groep NV	3,658,057	38,365
*,2	Basic-Fit NV	750,171	28,597
	Van Lanschot Kempen NV	462,166	28,025
	Koninklijke Heijmans NV	343,841	28,016
	APERAM SA	624,116	26,855
*,1	Galapagos NV	717,158	24,264
	TKH Group NV	519,421	22,795
	Fugro NV	1,559,319	21,548
	Corbion NV	851,509	20,453
*	Havas NV	906,791	18,736
	Eurocommercial Properties NV	605,729	17,869
	Wereldhave NV	713,313	17,673
*	Flow Traders Ltd.	479,423	15,597
[1]	Theon International plc	377,886	14,021
[1]	PostNL NV	4,890,842	6,849
*	TomTom NV	827,147	6,215
[1]	OCI NV	1,486,007	5,940
[1]	Sligro Food Group NV	344,855	4,646
	NSI NV	194,560	4,269
[1]	Brunel International NV	265,139	2,353
			17,235,236
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,453,367	197,482
	Auckland International Airport Ltd.	24,385,036	121,511
	Infratil Ltd.	13,376,383	88,983
	Contact Energy Ltd.	12,395,340	69,858
	Meridian Energy Ltd.	18,567,352	62,988
[1]	a2 Milk Co. Ltd.	8,359,804	49,203
	Mainfreight Ltd.	1,168,345	47,294
	EBOS Group Ltd.	2,672,987	41,409
	Mercury NZ Ltd.	9,612,262	36,671
	Spark New Zealand Ltd.	25,288,985	34,423
	Chorus Ltd.	6,013,598	34,191

		Shares	Market Value ($000)
*	Fletcher Building Ltd.	15,087,312	33,919
*	Ryman Healthcare Ltd.	12,872,570	21,574
	Summerset Group Holdings Ltd.	3,096,870	21,537
	Freightways Group Ltd.	2,402,478	21,102
	Goodman Property Trust	14,246,652	16,601
	Precinct Properties Group	22,021,241	15,458
	Kiwi Property Group Ltd.	20,664,396	12,546
	Genesis Energy Ltd.	7,817,130	11,440
	a2 Milk Co. Ltd. (XNZE)	1,786,600	10,617
	Vector Ltd.	3,473,533	10,085
	Channel Infrastructure NZ Ltd.	5,300,461	9,296
	Argosy Property Ltd.	11,230,336	7,897
	Air New Zealand Ltd.	21,866,833	7,634
*	SKYCITY Entertainment Group Ltd.	12,949,651	7,218
*	Gentrack Group Ltd.	1,385,229	6,287
	Scales Corp. Ltd.	1,794,456	6,206
	Stride Property Group	7,105,405	5,414
	SKY Network Television Ltd.	1,579,684	3,173
	Vital Healthcare Property Trust	139,232	165
			1,012,182
Norway (0.5%)
	DNB Bank ASA	11,913,623	341,604
	Equinor ASA	9,969,264	267,959
	Kongsberg Gruppen ASA	6,022,671	206,885
	Norsk Hydro ASA	18,939,365	168,141
	Telenor ASA	9,219,101	155,366
	Mowi ASA	6,397,632	147,479
	Aker BP ASA	4,532,490	133,427
	Orkla ASA	9,790,156	116,487
	Yara International ASA	2,399,176	110,273
	Storebrand ASA	6,002,515	105,043
	Subsea 7 SA	3,323,847	84,964
	Gjensidige Forsikring ASA	2,683,869	76,390
	Frontline plc	2,117,209	60,267
	SpareBank 1 Sor-Norge ASA	2,977,617	60,027
	Salmar ASA	994,286	59,230
	Vend Marketplaces ASA Class B	2,112,891	58,499
	Protector Forsikring ASA	882,578	47,810
	TOMRA Systems ASA	3,402,375	45,137
	Sparebanken Norge	2,031,339	40,469
	Var Energi ASA	10,853,703	39,686
	Bakkafrost P/F	730,622	35,294
	SpareBank 1 SMN	1,756,182	35,286
*	Nordic Semiconductor ASA	2,424,366	32,558
	TGS ASA	2,795,194	29,462
	Veidekke ASA	1,511,406	27,853
	Aker ASA Class A	295,753	27,241
	Borregaard ASA	1,350,773	27,184
	Hafnia Ltd.	3,868,930	23,716
	DOF Group ASA	1,894,088	22,169
*,2	Scatec ASA	1,783,940	21,312
[2]	Europris ASA	2,241,931	20,596
[2]	BW LPG Ltd.	1,287,282	20,379
	Leroy Seafood Group ASA	4,042,321	19,920
	DNO ASA	11,493,411	19,522
	Atea ASA	1,159,483	18,555
*	Cadeler A/S	3,047,048	18,139
*,2	AutoStore Holdings Ltd.	15,472,762	17,936
	Wallenius Wilhelmsen ASA	1,490,192	17,314
	Hoegh Autoliners ASA	1,500,805	16,723
	Wilh Wilhelmsen Holding ASA Class A	206,667	14,714
	BLUENORD ASA	313,881	14,671
	Aker Solutions ASA	3,690,559	13,485
	Austevoll Seafood ASA	1,238,258	11,903
[2]	Elkem ASA	4,006,272	11,901
	MPC Container Ships ASA	5,191,414	10,061
	Stolt-Nielsen Ltd.	304,237	9,544
[2]	Entra ASA	649,940	7,612
	Bonheur ASA	277,857	7,274

		Shares	Market Value ($000)
	BW Offshore Ltd.	1,166,462	5,684
*,1	NEL ASA	23,703,733	5,407
*,1	BW Energy Ltd.	910,328	4,388
*	Grieg Seafood ASA	492,148	3,811
	Odfjell Drilling Ltd.	160,218	1,595
	Norwegian Air Shuttle ASA	475,325	802
	Wilh Wilhelmsen Holding ASA Class B	4,213	267
			2,899,421
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	719,275
Philippines (0.1%)
	International Container Terminal Services Inc.	15,944,220	174,636
	BDO Unibank Inc.	33,566,757	76,933
	Bank of the Philippine Islands	27,784,719	58,527
	SM Prime Holdings Inc.	148,935,336	54,534
	Ayala Corp.	4,228,872	36,340
	Ayala Land Inc.	99,389,200	35,837
	Metropolitan Bank & Trust Co.	26,350,703	32,680
	PLDT Inc.	1,410,560	32,193
	Manila Electric Co.	3,069,635	30,720
	Jollibee Foods Corp.	6,731,990	23,430
	JG Summit Holdings Inc.	41,075,252	19,431
	GT Capital Holdings Inc.	1,372,192	15,629
	Universal Robina Corp.	12,483,170	15,029
	AREIT Inc.	18,963,073	13,953
	Globe Telecom Inc.	458,632	12,291
	RL Commercial REIT Inc.	98,404,400	12,064
	Century Pacific Food Inc.	17,882,236	11,558
	Aboitiz Power Corp.	15,648,300	11,413
	Manila Water Co. Inc.	14,752,500	10,168
	DMCI Holdings Inc.	52,307,963	9,623
	Converge Information & Communications Technology Solutions Inc.	35,959,437	9,471
	Puregold Price Club Inc.	14,604,057	8,852
	LT Group Inc.	30,860,900	8,372
	Robinsons Land Corp.	24,073,757	7,420
	Semirara Mining & Power Corp. Class A	13,095,162	7,094
[2]	Monde Nissin Corp.	64,868,770	6,268
	ACEN Corp.	135,435,440	6,080
	Security Bank Corp.	5,305,285	5,859
	Megaworld Corp.	126,858,399	4,732
	DigiPlus Interactive Corp.	21,381,360	4,726
	Bloomberry Resorts Corp.	48,766,840	2,356
	Wilcon Depot Inc.	19,558,408	2,222
	D&L Industries Inc.	29,465,110	2,002
*	Cebu Air Inc.	2,546,450	1,407
			763,850
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,559,429	326,682
	ORLEN SA	8,531,362	259,290
*	KGHM Polska Miedz SA	1,997,383	185,330
	Powszechny Zaklad Ubezpieczen SA	8,311,546	163,541
	Bank Polska Kasa Opieki SA	2,586,267	157,292
	LPP SA	18,656	103,028
	Santander Bank Polska SA	618,065	96,965
*,2	Allegro.eu SA	11,692,248	96,050
	CD Projekt SA	1,028,312	75,063
*,2	Dino Polska SA	7,053,575	74,624
	Asseco Poland SA	963,376	58,666
*	mBank SA	191,713	55,923
*	Tauron Polska Energia SA	15,224,407	47,085
*,1	Zabka Group SA	7,612,924	46,279
*,1	Benefit Systems SA	41,071	44,231
*	Bank Millennium SA	8,871,285	42,915
	Alior Bank SA	1,301,928	42,495
	Grupa Kety SA	142,212	40,811
	Budimex SA	186,919	36,134
[1]	KRUK SA	259,062	35,621
*	PGE Polska Grupa Energetyczna SA	12,567,943	35,446

		Shares	Market Value ($000)
	Orange Polska SA	9,365,084	30,279
[2]	XTB SA	1,103,158	26,292
*,1	CCC SA	750,503	24,806
[2]	Pepco Group NV	2,954,091	24,140
	Enea SA	3,713,137	22,929
	Bank Handlowy w Warszawie SA	467,565	15,184
*,1	Cyfrowy Polsat SA	2,268,002	8,527
	Warsaw Stock Exchange	422,061	8,448
*,1	Jastrzebska Spolka Weglowa SA	750,254	6,237
*,1	Grupa Azoty SA	650,504	3,249
			2,193,562
Portugal (0.1%)
	EDP SA	43,741,725	223,671
	Banco Comercial Portugues SA	132,395,110	143,305
	Galp Energia SGPS SA	6,065,086	120,681
	Jeronimo Martins SGPS SA	3,994,521	94,195
	EDP Renovaveis SA	4,533,640	68,872
	Sonae SGPS SA	11,573,501	24,287
	REN - Redes Energeticas Nacionais SGPS SA	5,150,098	20,988
	NOS SGPS SA	2,675,822	13,910
[1]	Navigator Co. SA	3,157,276	11,951
	CTT-Correios de Portugal SA	1,143,554	9,201
[1]	Mota-Engil SGPS SA	1,150,954	6,079
	Semapa-Sociedade de Investimento e Gestao	200,114	5,308
[1]	Altri SGPS SA	966,778	4,961
	Corticeira Amorim SGPS SA	591,434	4,692
			752,101
Qatar (0.2%)
	Qatar National Bank QPSC	63,812,104	347,674
	Qatar Islamic Bank QPSC	26,442,546	181,605
	Industries Qatar QSC	28,785,495	100,475
	Commercial Bank PSQC	49,622,019	64,860
	Al Rayan Bank	90,897,921	56,782
	Ooredoo QPSC	13,554,315	53,299
	Qatar Gas Transport Co. Ltd.	40,064,031	52,770
	Qatar Navigation QSC	14,328,609	44,515
	Qatar International Islamic Bank QSC	12,779,026	40,100
	Qatar Fuel QSC	8,575,919	36,515
	Doha Bank QPSC	40,023,830	30,359
	Nebras Energy	7,089,563	29,819
	Dukhan Bank	30,119,225	29,482
	Mesaieed Petrochemical Holding Co.	79,406,228	23,868
	Barwa Real Estate Co.	30,851,488	23,207
	Qatar Aluminum Manufacturing Co.	39,271,350	20,436
	Vodafone Qatar PQSC	22,869,449	16,021
*	Estithmar Holding QPSC	12,108,201	13,401
	Gulf International Services QSC	15,597,435	11,956
*	Ezdan Holding Group QSC	23,048,679	6,579
	United Development Co. QSC	23,971,493	6,357
	Al Meera Consumer Goods Co. QSC	1,473,441	5,954
			1,196,034
Romania (0.0%)
	Banca Transilvania SA	13,648,320	102,933
	OMV Petrom SA	220,252,214	52,143
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,287,255	41,338
	Societatea Energetica Electrica SA	2,131,210	15,752
	Societatea Nationala Nuclearelectrica SA	764,153	12,834
*	MED Life SA	3,809,763	11,700
	One United Properties SA	673,488	5,383
	TTS Transport Trade Services SA	1,909,648	2,595
*	Teraplast SA	22,135,162	2,572
			247,250
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Surgutneftegas PAO ADR	626	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—

		Shares	Market Value ($000)
*,3	Severstal PAO GDR	543,443	—
*,3	Polyus PJSC	505,440	—
*,3	Raspadskaya PAO	802,310	—
*,3	Mechel PJSC	1,344,496	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	13,066,778	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Alrosa PJSC	32,391,627	—
*,3	GMK Norilskiy Nickel PAO ADR	366	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	28,622,018	817,339
[2]	Saudi Arabian Oil Co.	86,593,657	595,264
	Saudi National Bank	42,545,326	508,645
*	Saudi Arabian Mining Co.	19,663,735	399,527
	Saudi Telecom Co.	27,591,425	327,532
	Saudi Basic Industries Corp.	13,152,501	199,335
*	ACWA Power Co.	3,305,469	164,968
	Riyad Bank	21,486,583	161,250
	Saudi Awwal Bank	14,493,909	137,721
	Alinma Bank	17,912,750	136,062
	SABIC Agri-Nutrients Co.	3,406,644	113,499
	Dr Sulaiman Al Habib Medical Services Group Co.	1,491,897	104,048
	Etihad Etisalat Co.	5,520,404	103,884
	Banque Saudi Fransi	17,812,582	85,743
	Almarai Co. JSC	7,172,002	84,604
	Arab National Bank	12,953,164	78,616
	Bank AlBilad	10,749,885	76,116
	Elm Co.	351,282	72,655
*	Umm Al Qura for Development & Construction Co.	9,941,786	51,156
	Bupa Arabia for Cooperative Insurance Co.	1,137,158	49,957
	Saudi Electricity Co.	11,489,048	44,106
	Co. for Cooperative Insurance	1,071,910	39,113
*	Dar Al Arkan Real Estate Development Co.	7,730,722	38,535
*	Jabal Omar Development Co.	8,483,471	37,319
	Makkah Construction & Development Co.	1,432,101	34,535
	Riyadh Cables Group Co.	960,486	33,430
	Saudi Investment Bank	8,923,359	33,304
	Jarir Marketing Co.	8,519,155	32,410
*	Bank Al-Jazira	9,148,376	30,557
	Saudi Tadawul Group Holding Co.	701,572	30,040
	Yanbu National Petrochemical Co.	4,039,728	29,097
	Electrical Industries Co.	7,873,470	28,663
	SAL Saudi Logistics Services	570,657	27,430
	Ades Holding Co.	4,955,711	25,392
	Mouwasat Medical Services Co.	1,345,523	24,975
	Aldrees Petroleum & Transport Services Co.	710,413	22,621
	Dallah Healthcare Co.	677,406	22,342
	Arabian Internet & Communications Services Co.	354,767	22,173
	Astra Industrial Group Co.	539,162	21,555
	Sahara International Petrochemical Co.	5,231,480	21,375
	Saudi Aramco Base Oil Co.	729,140	20,325
*	Rasan Information Technology Co.	526,039	19,604
	Al Masane Al Kobra Mining Co.	625,230	19,385
	Mobile Telecommunications Co. Saudi Arabia	6,407,029	18,903
*	Saudi Research & Media Group	575,333	18,363
	Taiba Investments Co.	1,857,072	18,153
[2]	Arabian Centres Co.	3,459,465	18,029
	Saudi Industrial Investment Group	4,835,072	16,132
*	Al Rajhi Co. for Co-operative Insurance	712,888	15,793
	Nahdi Medical Co.	599,604	15,744
	Jamjoom Pharmaceuticals Factory Co.	399,038	14,886

		Shares	Market Value ($000)
	Saudia Dairy & Foodstuff Co.	219,857	14,199
*	Seera Group Holding	1,977,843	14,124
*	Saudi Kayan Petrochemical Co.	10,736,139	14,027
*	Savola Group	2,185,606	13,924
	National Medical Care Co.	319,703	13,484
	United Electronics Co.	550,829	12,908
*	Advanced Petrochemical Co.	1,853,153	12,820
	Saudi Ground Services Co.	1,281,510	12,666
	Catrion Catering Holding Co.	580,861	12,545
	National Gas & Industrialization Co.	525,849	12,476
	Saudi Chemical Co. Holding	6,083,626	12,395
*	National Industrialization Co.	4,812,326	11,962
*	National Agriculture Development Co.	2,221,360	11,707
	Abdullah Al Othaim Markets Co.	6,533,182	11,600
*	flynas Co. SJSC	713,804	11,599
*	Rabigh Refining & Petrochemical Co.	6,081,647	11,540
	Arabian Drilling Co.	387,145	10,837
	Retal Urban Development Co. Class A	3,178,296	10,804
	Al Moammar Information Systems Co.	223,077	10,691
	Saudi Cement Co.	1,102,114	10,586
	Yamama Cement Co.	1,451,805	10,409
	National Co. for Learning & Education	302,311	10,392
	Arriyadh Development Co.	1,672,448	9,672
*	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	9,462
*	Arabian Contracting Services Co.	276,265	9,214
*	Saudi Reinsurance Co.	1,206,635	8,979
	East Pipes Integrated Co. for Industry	222,715	8,958
	Qassim Cement Co.	782,467	8,919
	United International Transportation Co.	551,538	8,905
	Al Hammadi Holding	1,172,502	8,682
	AlKhorayef Water & Power Technologies Co.	255,434	8,425
	Almoosa Health Co.	192,314	8,282
	Al Rajhi REIT	3,656,305	7,830
*	Saudi Real Estate Co.	1,932,815	7,468
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	784,287	7,412
	Leejam Sports Co. JSC	270,602	7,307
*	Saudi Automotive Services Co.	489,402	6,684
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	867,709	6,385
*	Emaar Economic City	2,428,693	6,379
	Etihad GO Telecom Co.	252,680	6,330
	Southern Province Cement Co.	1,012,422	6,188
	Middle East Healthcare Co.	597,271	5,655
*	Bawan Co.	434,344	5,643
*	Jahez International Co.	1,450,885	5,431
	Saudi Ceramic Co.	725,268	5,374
	Al-Dawaa Medical Services Co.	377,225	5,153
*	Perfect Presentation For Commercial Services Co.	2,394,409	4,949
	BinDawood Holding Co.	3,677,792	4,838
	Yanbu Cement Co.	1,137,747	4,731
*	Advanced Building Industries Co.	421,883	4,558
	Arabian Cement Co.	700,051	4,071
	Almunajem Foods Co.	274,622	4,037
	Eastern Province Cement Co.	609,597	3,985
	City Cement Co.	981,781	3,543
*	Middle East Paper Co.	591,214	3,259
			5,546,613
Singapore (0.9%)
	DBS Group Holdings Ltd.	29,468,187	1,369,751
	Oversea-Chinese Banking Corp. Ltd.	47,540,744	793,434
	United Overseas Bank Ltd.	18,049,093	543,985
	Singapore Telecommunications Ltd.	104,923,316	378,636
	Keppel Ltd.	20,898,952	179,790
	Singapore Technologies Engineering Ltd.	21,959,903	168,819
	Singapore Exchange Ltd.	11,959,543	165,713
	CapitaLand Integrated Commercial Trust	84,667,504	158,955
	CapitaLand Ascendas REIT	54,049,927	120,956
[1]	Singapore Airlines Ltd.	20,210,356	100,891
	CapitaLand Investment Ltd.	32,908,325	79,675
	Wilmar International Ltd.	25,685,855	68,582

		Shares	Market Value ($000)
[1]	Sembcorp Industries Ltd.	12,950,017	61,363
	UOL Group Ltd.	6,663,559	56,911
[1]	Mapletree Logistics Trust	48,826,987	51,949
	Venture Corp. Ltd.	4,042,861	51,915
[1]	Keppel DC REIT	28,027,380	50,222
[1]	Seatrium Ltd.	30,205,665	50,093
[1]	Mapletree Industrial Trust	29,640,403	49,136
	Genting Singapore Ltd.	82,753,282	47,777
	City Developments Ltd.	5,787,020	42,168
[1]	Thai Beverage PCL	105,133,500	39,682
	SATS Ltd.	12,839,061	38,249
	Mapletree Pan Asia Commercial Trust	32,522,713	37,299
	ComfortDelGro Corp. Ltd.	30,810,504	35,596
	Suntec REIT	30,070,709	33,968
[1]	Keppel REIT	42,609,437	33,038
	NetLink NBN Trust	41,908,329	32,240
	Frasers Centrepoint Trust	18,112,253	31,892
[1]	Frasers Logistics & Commercial Trust	40,039,928	31,825
	CapitaLand Ascott Trust	36,146,786	27,898
	Keppel Infrastructure Trust	57,011,339	23,276
	Parkway Life REIT	6,447,626	20,691
	Golden Agri-Resources Ltd.	90,781,995	20,607
	Jardine Cycle & Carriage Ltd.	823,522	20,541
	Sheng Siong Group Ltd.	9,412,762	20,133
	iFAST Corp. Ltd.	2,294,731	19,029
	ESR-REIT	8,145,443	17,490
	Hutchison Port Holdings Trust	72,752,560	16,734
*,1	Yangzijiang Maritime Development Ltd.	32,218,058	15,196
	Capitaland India Trust	14,652,613	14,297
[1]	UMS Integration Ltd.	11,993,570	12,642
	Lendlease Global Commercial REIT	25,084,144	12,588
	First Resources Ltd.	7,109,537	11,958
	Stoneweg Europe Stapled Trust	6,122,269	11,557
	AIMS APAC REIT	9,145,151	10,804
*	NTT DC REIT	10,447,400	10,659
[1]	CapitaLand China Trust	16,023,519	9,876
	SIA Engineering Co. Ltd.	3,634,741	9,433
	Starhill Global REIT	20,224,340	9,381
	StarHub Ltd.	10,403,857	9,306
	OUE REIT	29,812,046	8,792
	Raffles Medical Group Ltd.	10,825,995	8,475
	CDL Hospitality Trusts	12,179,068	8,294
[1]	Olam Group Ltd.	11,271,955	7,918
	Far East Hospitality Trust	14,040,138	6,737
[1]	Singapore Post Ltd.	21,340,694	6,626
	Digital Core REIT Management Pte. Ltd.	12,228,067	6,605
*,1	AEM Holdings Ltd.	3,798,507	5,771
[1]	Riverstone Holdings Ltd.	7,921,099	4,765
[1]	Bumitama Agri Ltd.	4,020,491	4,561
	First REIT	18,490,633	4,083
[1]	Prime US REIT	14,836,110	3,336
*	Keppel Pacific Oak US REIT	12,136,006	2,977
[1]	Nanofilm Technologies International Ltd.	4,302,670	1,933
*,1	COSCO SHIPPING International Singapore Co. Ltd.	20,524,552	1,887
*	Manulife US REIT	23,199,661	1,665
			5,313,031
South Africa (1.1%)
	Naspers Ltd.	11,162,278	683,413
	Gold Fields Ltd.	13,107,434	648,224
	Anglogold Ashanti plc (XJSE)	6,482,740	584,404
	FirstRand Ltd.	77,872,253	444,172
	Standard Bank Group Ltd.	19,041,918	349,952
	Valterra Platinum Ltd.	3,874,728	348,137
	Capitec Bank Holdings Ltd.	1,243,234	333,801
	MTN Group Ltd.	24,058,248	267,157
	Impala Platinum Holdings Ltd.	13,161,194	245,315
	Absa Group Ltd.	11,289,566	177,896
*,1	Sibanye Stillwater Ltd.	40,614,385	176,770
	Harmony Gold Mining Co. Ltd.	8,028,489	170,594

		Shares	Market Value ($000)
	Sanlam Ltd.	23,623,116	147,990
	Northam Platinum Holdings Ltd.	5,188,420	123,617
	Bid Corp. Ltd.	4,947,089	123,591
	Discovery Ltd.	7,940,773	115,782
	Shoprite Holdings Ltd.	6,930,451	114,346
	Nedbank Group Ltd.	6,575,491	107,681
[2]	Pepkor Holdings Ltd.	51,949,321	84,884
	Remgro Ltd.	7,318,712	82,824
	NEPI Rockcastle NV	8,790,892	80,055
	Anglogold Ashanti plc	831,261	77,199
	Bidvest Group Ltd.	4,852,954	70,221
	Reinet Investments SCA	1,941,418	66,923
	Clicks Group Ltd.	3,351,232	66,765
	Old Mutual Ltd.	68,682,913	65,917
*	Sasol Ltd.	9,271,706	65,489
	Vodacom Group Ltd.	6,758,322	62,341
	OUTsurance Group Ltd.	12,406,717	54,759
	Tiger Brands Ltd.	2,513,689	52,260
	Growthpoint Properties Ltd.	47,460,668	51,832
	Woolworths Holdings Ltd.	13,414,339	45,036
	Mr. Price Group Ltd.	3,876,360	42,567
	Momentum Group Ltd.	17,174,700	39,994
	Exxaro Resources Ltd.	3,462,218	39,467
	Redefine Properties Ltd.	95,265,975	36,548
	Aspen Pharmacare Holdings Ltd.	5,236,343	34,839
	AVI Ltd.	4,591,635	30,352
	Vukile Property Fund Ltd.	18,164,851	27,788
	Investec Ltd.	3,166,934	25,674
	Fortress Real Estate Investments Ltd. Class B	16,808,165	24,591
	Foschini Group Ltd.	4,635,712	24,303
	African Rainbow Minerals Ltd.	1,645,259	24,077
	Resilient REIT Ltd.	4,120,643	20,534
	Truworths International Ltd.	5,361,542	19,900
	DRDGOLD Ltd.	6,235,267	19,470
	Hyprop Investments Ltd.	5,434,059	18,981
[1]	Kumba Iron Ore Ltd.	802,484	17,801
	Netcare Ltd.	17,618,672	16,902
[1,2]	Dis-Chem Pharmacies Ltd.	7,503,383	16,861
	Motus Holdings Ltd.	2,056,893	16,139
*	SPAR Group Ltd.	2,788,745	15,340
	Telkom SA SOC Ltd.	4,118,025	14,987
	Santam Ltd.	541,726	14,415
	Life Healthcare Group Holdings Ltd.	20,587,893	14,181
	Coronation Fund Managers Ltd.	4,461,521	14,009
	DataTec Ltd.	2,755,239	13,050
	Equites Property Fund Ltd.	11,017,706	12,258
	Omnia Holdings Ltd.	2,252,658	11,756
*	Pick n Pay Stores Ltd.	7,653,039	11,317
	We Buy Cars Holdings Ltd.	3,963,494	11,210
	Attacq Ltd.	10,319,337	11,042
	JSE Ltd.	1,154,340	10,562
	Ninety One Ltd.	3,019,405	10,364
[1]	Boxer Retail Ltd.	2,250,171	10,230
*,1	Sappi Ltd.	8,801,371	9,719
	Thungela Resources Ltd. (XLON)	1,545,439	9,652
	Astral Foods Ltd.	553,854	9,412
	Reunert Ltd.	2,371,560	9,059
	AECI Ltd.	1,517,227	8,901
[1]	Grindrod Ltd.	8,231,890	8,761
*	MAS plc	6,364,674	8,481
	Sun International Ltd.	2,535,520	6,779
	Wilson Bayly Holmes-Ovcon Ltd.	538,424	5,771
	Super Group Ltd.	4,746,077	5,093
*	KAP Ltd.	36,142,766	4,966
	Burstone Group Ltd.	8,246,134	4,702
[1]	Afrimat Ltd.	1,590,186	4,185
[1]	Thungela Resources Ltd.	267,274	1,639
			6,857,976

		Shares	Market Value ($000)
South Korea (4.6%)
	Samsung Electronics Co. Ltd.	68,564,755	7,574,676
	SK hynix Inc.	7,896,266	4,930,251
[1]	Hyundai Motor Co.	1,969,581	685,622
*	SK Square Co. Ltd.	1,308,597	512,252
	KB Financial Group Inc.	5,206,777	487,350
*	Hanwha Aerospace Co. Ltd.	495,826	446,333
	NAVER Corp.	2,177,372	413,879
*,1	Doosan Enerbility Co. Ltd.	6,448,098	402,529
	Kia Corp.	3,449,950	367,086
	Shinhan Financial Group Co. Ltd.	6,160,518	360,044
*,1	Celltrion Inc.	2,156,577	313,860
	Hana Financial Group Inc.	3,914,819	272,010
	Hyundai Mobis Co. Ltd.	847,349	264,760
	POSCO Holdings Inc.	1,085,576	260,499
	Samsung C&T Corp.	1,155,335	240,835
*,1	Samsung SDI Co. Ltd.	888,032	239,037
*,1,2	Samsung Biologics Co. Ltd.	173,154	209,258
	Woori Financial Group Inc.	9,797,774	204,958
[1]	HD Hyundai Electric Co. Ltd.	320,988	196,652
	Kakao Corp.	4,472,513	190,101
*	Samsung Heavy Industries Co. Ltd.	9,239,652	188,315
[1]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	653,838	187,281
[1]	HD Hyundai Heavy Industries Co. Ltd.	456,108	181,545
*	Hanwha Ocean Co. Ltd.	1,831,325	175,865
[1]	Hyundai Rotem Co. Ltd.	1,057,427	169,078
*,1	LG Energy Solution Ltd.	602,948	165,742
*,1	Alteogen Inc.	575,521	164,581
[1]	Ecopro Co. Ltd.	1,458,757	163,648
	KT&G Corp.	1,519,659	162,525
[1]	Samsung Fire & Marine Insurance Co. Ltd.	454,143	157,895
	Samsung Electro-Mechanics Co. Ltd.	804,131	154,649
	Samsung Life Insurance Co. Ltd.	1,145,506	149,151
[1]	LG Chem Ltd.	671,164	144,113
*,1	Hyosung Heavy Industries Corp.	76,081	136,456
*	Korea Electric Power Corp.	3,297,677	133,006
	SK Inc.	527,210	121,750
[1]	Korea Aerospace Industries Ltd.	1,028,620	119,885
*,1	Ecopro BM Co. Ltd.	706,109	113,108
[1]	LG Electronics Inc.	1,539,967	105,586
	HD Hyundai Co. Ltd.	603,137	97,882
[1]	Hyundai Glovis Co. Ltd.	543,831	91,690
[1]	Korea Investment Holdings Co. Ltd.	597,300	89,353
[1]	Hanmi Semiconductor Co. Ltd.	611,774	88,497
[1]	Meritz Financial Group Inc.	1,072,612	86,726
[1]	Mirae Asset Securities Co. Ltd.	2,920,670	86,585
*,1	LS Electric Co. Ltd.	221,570	86,346
[1]	Korea Zinc Co. Ltd.	65,454	85,266
[1]	HYBE Co. Ltd.	319,287	82,520
*,1	ABLBio Inc.	590,334	80,556
	LG Corp.	1,248,770	79,270
[1]	SK Innovation Co. Ltd.	1,010,213	78,375
[1]	Hyundai Engineering & Construction Co. Ltd.	1,054,127	74,825
*,1	POSCO Future M Co. Ltd.	481,212	74,455
*,1	Sam Chun Dang Pharm Co. Ltd.	211,758	70,310
*	Krafton Inc.	395,089	69,360
*,1	Hanwha Systems Co. Ltd.	1,058,871	69,252
[1]	Samsung SDS Co. Ltd.	574,263	68,861
[1]	APR Corp.	359,475	67,377
*,1	HLB Inc.	1,734,642	66,531
*,1	Peptron Inc.	311,147	65,917
*,1	LIG Nex1 Co. Ltd.	193,758	64,628
[1]	KIWOOM Securities Co. Ltd.	209,880	64,513
[1]	IsuPetasys Co. Ltd.	792,405	63,999
	DB Insurance Co. Ltd.	637,655	62,955
*,1	Yuhan Corp.	800,769	59,854
[1]	Doosan Co. Ltd.	100,934	59,153
*,1	Rainbow Robotics	117,388	59,096
[1]	Samsung Securities Co. Ltd.	909,226	57,070
[1]	Industrial Bank of Korea	3,652,819	56,122

		Shares	Market Value ($000)
[1]	HMM Co. Ltd.	3,917,725	54,302
*,1	LEENO Industrial Inc.	723,755	52,695
*,1	LigaChem Biosciences Inc.	372,203	52,152
[1]	Samyang Foods Co. Ltd.	59,479	48,610
	Samsung E&A Co. Ltd.	2,204,753	46,931
*,1	Coway Co. Ltd.	778,835	45,064
	Hankook Tire & Technology Co. Ltd.	1,000,929	44,270
*	S-Oil Corp.	599,361	44,032
[1]	KakaoBank Corp.	2,749,020	43,606
*	Korean Air Lines Co. Ltd.	2,687,360	43,329
[1]	BNK Financial Group Inc.	3,676,987	42,370
[1]	Amorepacific Corp.	425,200	40,928
	JB Financial Group Co. Ltd.	2,304,204	40,203
*,1	Samsung Episholdings Co. Ltd.	93,192	39,235
[1]	LS Corp.	246,154	38,817
*,1	Mezzion Pharma Co. Ltd.	315,163	37,665
[1]	NH Investment & Securities Co. Ltd.	1,937,774	36,330
*	Hanwha Corp.	437,728	34,753
[1]	LG Innotek Co. Ltd.	204,446	34,715
	LG Uplus Corp.	3,077,823	34,194
*,1	LG Display Co. Ltd.	4,235,782	34,154
*,1	SK Biopharmaceuticals Co. Ltd.	410,100	33,461
*	WONIK IPS Co. Ltd.	422,050	33,202
[1]	HD Construction Equipment Co. Ltd.	439,864	33,112
*,1	PharmaResearch Co. Ltd.	97,631	32,038
[1]	DB HiTek Co. Ltd.	437,813	31,943
*,1	Taihan Cable & Solution Co. Ltd.	1,563,722	31,738
*,1	L&F Co. Ltd.	362,748	31,598
[1]	Hyundai Autoever Corp.	98,325	31,522
*,1	Eo Technics Co. Ltd.	120,271	31,027
*,1	Hanmi Pharm Co. Ltd.	90,248	30,386
	GS Holdings Corp.	636,459	30,315
[1]	HD Hyundai Marine Solution Co. Ltd.	231,125	29,305
*,1	Hanwha Solutions Corp.	1,531,145	29,234
[1]	NCSoft Corp.	179,640	29,213
[1]	Doosan Bobcat Inc.	714,841	29,103
*	Hanwha Engine	770,384	28,977
[1]	Posco International Corp.	668,313	28,858
	CJ Corp.	190,562	28,780
[1]	LG CNS Co. Ltd.	586,779	28,304
*,1	D&D PharmaTech Inc.	413,556	27,155
*,1	Hanjin Kal Corp.	343,934	26,856
[1]	Orion Corp.	324,847	26,443
[1]	Hyundai Steel Co.	1,218,131	26,437
[1]	Hansol Chemical Co. Ltd.	126,364	24,603
*,1	KEPCO Engineering & Construction Co. Inc.	269,697	24,488
[1]	LG H&H Co. Ltd.	134,585	24,456
*,1	Voronoi Inc.	155,436	24,056
*,1	Doosan Robotics Inc.	284,297	22,486
[1]	Poongsan Corp.	243,198	22,175
*,1	SKC Co. Ltd.	271,952	21,964
	iM Financial Group Co. Ltd.	2,026,815	21,794
*,1	Kumho Petrochemical Co. Ltd.	216,356	21,610
[1]	Daeduck Electronics Co. Ltd.	485,175	21,083
[1]	Hyundai Elevator Co. Ltd.	319,681	20,890
[1]	HL Mando Co. Ltd.	469,873	20,820
[1]	KCC Corp.	61,233	20,708
[1]	Posco DX Co. Ltd.	766,908	20,557
*,1	Hanwha Vision Co. Ltd.	481,984	20,548
*,1	ISU Specialty Chemical	279,396	20,519
*,1	JYP Entertainment Corp.	399,900	20,351
[1]	Shinsegae Inc.	91,235	20,213
[1]	Kangwon Land Inc.	1,661,275	20,092
*,1	ST Pharm Co. Ltd.	178,106	19,769
*,1	HPSP Co. Ltd.	605,466	19,409
*	Korea Electric Power Corp. ADR	942,313	19,044
[1]	Soulbrain Co. Ltd.	56,128	18,835
	Youngone Corp.	296,866	18,751
*,1	Oscotec Inc.	484,962	18,646
*,1	Pearl Abyss Corp.	462,553	18,333

		Shares	Market Value ($000)
[1]	Caregen Co. Ltd.	209,883	18,285
*,1	Kakaopay Corp.	416,414	18,193
*,1	HD-Hyundai Marine Engine	296,518	18,162
[1]	Koh Young Technology Inc.	768,269	17,854
*,1	Sanil Electric Co. Ltd.	174,978	17,752
*,1	Silicon2 Co. Ltd.	482,135	17,707
[1]	Dongjin Semichem Co. Ltd.	459,194	17,674
[1]	Douzone Bizon Co. Ltd.	259,911	17,537
[1]	E-MART Inc.	272,895	17,225
[1]	CJ CheilJedang Corp.	115,026	17,011
*,1	Classys Inc.	326,754	16,809
*,1	Ecopro Materials Co. Ltd.	360,356	16,780
*,1	Cosmax Inc.	119,120	16,711
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	850,508	16,582
*,1	Enchem Co. Ltd.	247,468	16,471
*,1	Hana Micron Inc.	634,943	16,436
	Misto Holdings Corp.	500,304	16,292
[1]	L&C Bio Co. Ltd.	255,346	16,260
	Korean Reinsurance Co.	1,976,568	16,148
[1]	S-1 Corp.	291,008	16,114
*,1	Hanall Biopharma Co. Ltd.	451,241	16,105
[1]	Eugene Technology Co. Ltd.	206,298	15,689
	Cheil Worldwide Inc.	1,019,538	15,528
[1]	Celltrion Pharm Inc.	304,966	15,421
[1]	ISC Co. Ltd.	148,310	15,347
*,1	Hugel Inc.	80,265	15,338
*,1	OCI Holdings Co. Ltd.	190,557	15,199
*,1	Iljin Electric Co. Ltd.	327,819	15,125
[1]	Lotte Chemical Corp.	261,396	15,086
*,1	Hotel Shilla Co. Ltd.	457,416	14,648
*,1	Park Systems Corp.	67,827	14,248
*,1	TechWing Inc.	406,217	13,910
*,1	SIMMTECH Co. Ltd.	334,806	13,856
*,2	Netmarble Corp.	376,906	13,787
*,1	Doosan Fuel Cell Co. Ltd.	587,195	13,762
*,1	Woori Technology Inc.	2,176,613	13,545
[1]	Samsung Card Co. Ltd.	342,238	13,492
[1]	Hyundai Wia Corp.	225,707	13,476
*,1	SK Bioscience Co. Ltd.	382,373	13,441
[1]	S&S Tech Corp.	213,983	13,373
*,1	Naturecell Co. Ltd.	755,691	13,179
*,1	GemVax & Kael Co. Ltd.	443,645	13,139
*,1	Jusung Engineering Co. Ltd.	461,786	13,133
*	BHI Co. Ltd.	264,673	13,081
*,1	SM Entertainment Co. Ltd.	161,869	12,984
*,1	DL E&C Co. Ltd.	419,803	12,888
*,1	NongShim Co. Ltd.	45,308	12,772
*,1	Shinsung Delta Tech Co. Ltd.	228,971	12,616
*,1	KEPCO Plant Service & Engineering Co. Ltd.	318,551	12,349
[1]	Hyundai Department Store Co. Ltd.	189,741	12,331
[1]	GS Engineering & Construction Corp.	939,517	12,197
*,1	PSK Inc.	284,510	12,020
*,1	Seojin System Co. Ltd.	451,517	11,894
[1]	Daou Technology Inc.	322,716	11,877
*,1	CosmoAM&T Co. Ltd.	334,912	11,780
[1]	Tokai Carbon Korea Co. Ltd.	71,876	11,755
*,1	Chabiotech Co. Ltd.	771,164	11,696
*,1	Pan Ocean Co. Ltd.	3,505,674	11,420
*,1	D'Alba Global Co. Ltd.	101,765	11,307
*,1	Hyosung Corp.	106,348	11,229
*,1	Lotte Energy Materials Corp.	406,895	10,917
[1]	Youngone Holdings Co. Ltd.	75,835	10,893
*,1	Lunit Inc.	384,278	10,721
*,1	Han Kuk Carbon Co. Ltd.	456,408	10,683
*	Korea Gas Corp.	383,534	10,656
	BGF retail Co. Ltd.	124,285	10,467
[1]	Kolmar Korea Co. Ltd.	213,820	10,353
[1]	LX International Corp.	379,925	10,085
*,1	F&F Co. Ltd.	198,826	10,050
[1]	Kolon Industries Inc.	263,642	10,017

		Shares	Market Value ($000)
*,1	Daewoo Engineering & Construction Co. Ltd.	2,883,509	9,904
*,1	Hanwha Life Insurance Co. Ltd.	4,053,985	9,802
*,1	Lake Materials Co. Ltd.	529,416	9,761
*,1	CS Wind Corp.	344,751	9,718
*,1	Hyundai Bioscience Co. Ltd.	1,248,204	9,681
*,1	Hyosung TNC Corp.	36,529	9,520
[1]	People & Technology Inc.	257,030	9,404
[1]	SK REITs Co. Ltd.	2,432,469	9,399
[1]	CJ Logistics Corp.	130,513	9,389
[1]	Lotte Shopping Co. Ltd.	157,665	9,200
[1]	SeAH Besteel Holdings Corp.	178,826	9,093
*,1	Green Cross Corp.	79,614	9,093
*,1	Kumho Tire Co. Inc.	2,158,190	9,010
	Seegene Inc.	454,614	8,993
*,1	Lotte Tour Development Co. Ltd.	516,311	8,987
*,1	YG Entertainment Inc.	172,045	8,905
[1]	TES Co. Ltd.	177,103	8,730
[1]	Lotte Corp.	395,766	8,600
[1]	HK inno N Corp.	217,082	8,464
*,1	Intellian Technologies Inc.	115,673	8,402
*,1	Hanmi Science Co. Ltd.	280,338	8,265
[1]	Daishin Securities Co. Ltd.	380,123	8,248
[1]	Daejoo Electronic Materials Co. Ltd.	153,785	8,051
*,1	Paradise Co. Ltd.	655,158	8,048
[1]	Dongsuh Cos. Inc.	442,760	7,989
[1]	Doosan Tesna Inc.	171,535	7,983
*,1	Hanon Systems	3,476,341	7,901
*,1	RFHIC Corp.	238,733	7,884
*,1	SL Corp.	204,630	7,880
	GS Retail Co. Ltd.	505,157	7,763
*,1	Pharmicell Co. Ltd.	795,877	7,722
*,1	Il Dong Pharmaceutical Co. Ltd.	290,923	7,651
[1]	NEXTIN Inc.	112,106	7,632
*	CJ ENM Co. Ltd.	146,977	7,614
*,1	Daewoong Pharmaceutical Co. Ltd.	64,235	7,522
[1]	HDC Hyundai Development Co-Engineering & Construction	526,031	7,506
*,1	Hanwha Investment & Securities Co. Ltd.	1,671,420	7,403
*,1	GI Innovation Inc.	671,378	7,331
*,1,2	SK IE Technology Co. Ltd.	381,425	7,209
*,1,3	Fadu Inc.	485,175	7,163
[1]	ESR Kendall Square REIT Co. Ltd.	2,331,224	7,147
[1]	LOTTE Fine Chemical Co. Ltd.	216,133	7,102
[1]	Amorepacific Holdings Corp.	347,154	6,901
*,1	Creative & Innovative System	738,809	6,782
*,1	Kakao Games Corp.	551,136	6,778
[1]	SK Chemicals Co. Ltd.	144,825	6,731
*,1	HAESUNG DS Co. Ltd.	151,328	6,714
[1]	Medytox Inc.	70,093	6,521
*,1	Wemade Co. Ltd.	287,863	6,502
*,1	Synopex Inc.	1,220,017	6,458
*,1	SOLUM Co. Ltd.	588,238	6,438
*,1	Chong Kun Dang Pharmaceutical Corp.	108,275	6,419
[1]	Shinhan Alpha REIT Co. Ltd.	1,585,222	6,400
*,1	Advanced Nano Products Co. Ltd.	133,490	6,360
	LOTTE REIT Co. Ltd.	2,085,966	6,314
*,1	LS Materials Ltd.	521,923	6,263
[1]	LX Semicon Co. Ltd.	164,835	6,252
*,1	Harim Holdings Co. Ltd.	616,135	6,136
*,1	SFA Semicon Co. Ltd.	1,109,187	5,973
[1]	Hankook & Co. Co. Ltd.	316,565	5,924
*,1	Studio Dragon Corp.	173,306	5,918
*,1	HS Hyosung Advanced Materials Corp.	35,534	5,816
[1]	Otoki Corp.	21,555	5,767
	DoubleUGames Co. Ltd.	154,567	5,735
*,1	Hite Jinro Co. Ltd.	467,471	5,705
*,1	SK oceanplant Co. Ltd.	430,646	5,627
[1]	Ecopro HN Co. Ltd.	194,212	5,568
*,1	ENF Technology Co. Ltd.	136,409	5,526
*,1	Sung Kwang Bend Co. Ltd.	243,921	5,499
*,1	Korea Petrochemical Ind Co. Ltd.	50,603	5,490

		Shares	Market Value ($000)
	SK Gas Ltd.	33,757	5,449
[1]	NICE Information Service Co. Ltd.	449,541	5,405
*,1	Ananti Inc.	907,066	5,279
*,1	Danal Co. Ltd.	819,596	5,193
[1]	Cheryong Electric Co. Ltd.	153,588	5,175
*,1	KMW Co. Ltd.	393,194	5,144
[1]	SK Networks Co. Ltd.	1,323,628	5,137
*,1	Seobu T&D	420,125	5,126
*,1	Duk San Neolux Co. Ltd.	188,520	5,098
*,1	SOOP Co. Ltd.	99,552	5,091
*	Cafe24 Corp.	192,854	5,062
[1]	Hana Tour Service Inc.	156,654	5,026
[1]	HDC Holdings Co. Ltd.	373,645	4,916
[1]	Solid Inc.	829,798	4,887
[1]	NHN KCP Corp.	309,981	4,864
[1]	SK Discovery Co. Ltd.	120,988	4,857
*,1	Foosung Co. Ltd.	826,809	4,835
[1]	Lotte Chilsung Beverage Co. Ltd.	51,301	4,748
[1]	Korea Electric Terminal Co. Ltd.	91,120	4,726
*,1	Sungeel Hitech Co. Ltd.	96,096	4,703
*,1	DongKook Pharmaceutical Co. Ltd.	359,550	4,676
*,1	VT Co. Ltd.	324,816	4,626
*,1	CJ CGV Co. Ltd.	1,080,825	4,534
*,1	Daewoong Co. Ltd.	272,033	4,521
*,1	Binex Co. Ltd.	397,773	4,486
*	BH Co. Ltd.	353,484	4,472
*,1	SHIFT UP Corp.	185,768	4,469
*,1	Innox Advanced Materials Co. Ltd.	197,822	4,461
[1]	NHN Corp.	198,411	4,439
*,1	Shin Poong Pharmaceutical Co. Ltd.	483,180	4,346
[1]	Daesang Corp.	288,557	4,344
[1]	GS P&L Co. Ltd.	121,581	4,326
*,1	DL Holdings Co. Ltd.	150,843	4,323
*,1	Cosmochemical Co. Ltd.	372,267	4,270
[1]	SFA Engineering Corp.	182,436	4,259
*,1	Hancom Inc.	238,090	4,248
[1]	Orion Holdings Corp.	290,810	4,210
[1]	JR Global REIT	2,534,024	4,099
[1]	SNT Motiv Co. Ltd.	167,560	4,078
*,1	HLB Life Science Co. Ltd.	1,403,991	4,045
[1]	Lotte Rental Co. Ltd.	187,183	4,005
[1]	Posco M-Tech Co. Ltd.	291,182	3,991
*,1	JW Pharmaceutical Corp.	185,118	3,989
[1]	Dongwon Industries Co. Ltd.	137,875	3,969
*	TKG Huchems Co. Ltd.	285,183	3,954
[1]	TK Corp.	198,983	3,912
[1]	KC Tech Co. Ltd.	120,232	3,896
	Grand Korea Leisure Co. Ltd.	432,860	3,860
[1]	Innocean Worldwide Inc.	290,118	3,826
*,1	Ahnlab Inc.	82,260	3,796
[1]	Hanil Cement Co. Ltd.	314,708	3,733
[1]	Yuanta Securities Korea Co. Ltd.	1,160,171	3,715
[1]	Mcnex Co. Ltd.	175,953	3,712
[1]	Binggrae Co. Ltd.	71,488	3,705
*,1	Asiana Airlines Inc.	693,110	3,667
*,1	Hanssem Co. Ltd.	113,371	3,661
*,1	Sungwoo Hitech Co. Ltd.	650,379	3,609
[1]	Dong-A Socio Holdings Co. Ltd.	47,844	3,606
*,1	Sebang Global Battery Co. Ltd.	81,211	3,588
*	Green Cross Holdings Corp.	331,401	3,588
*,1	Neowiz	169,664	3,586
	LX Holdings Corp.	576,385	3,481
*,1	Eubiologics Co. Ltd.	397,475	3,444
[1]	Hyundai GF Holdings	528,465	3,396
*,1	Hanwha General Insurance Co. Ltd.	805,049	3,385
*	Samyang Biopharmaceuticals Corp.	49,860	3,312
*,1	Young Poong Corp.	72,131	3,239
*,1	Korea Line Corp.	2,384,687	3,227
*,1	OCI Co. Ltd.	65,556	3,201
[1]	InBody Co. Ltd.	136,458	3,091

		Shares	Market Value ($000)
[1]	SK Securities Co. Ltd.	4,700,626	3,086
*,1	Youlchon Chemical Co. Ltd.	163,804	3,081
*,1	Komipharm International Co. Ltd.	623,440	3,080
*,1	i-SENS Inc.	268,501	3,055
*,1	Shinsung E&G Co. Ltd.	2,451,425	3,022
*,1	MegaStudyEdu Co. Ltd.	92,492	2,988
[1]	HL Holdings Corp.	92,932	2,943
*,1	SD Biosensor Inc.	468,544	2,928
*,1	Com2uSCorp	114,078	2,914
*,1	IS Dongseo Co. Ltd.	178,055	2,907
[1]	Bukwang Pharmaceutical Co. Ltd.	1,040,569	2,901
*,1	Dentium Co. Ltd.	85,772	2,860
[1]	KH Vatec Co. Ltd.	215,093	2,852
*,1	Nexon Games Co. Ltd.	309,374	2,844
*,1	Bioneer Corp.	302,594	2,843
*,1	Unid Co. Ltd.	51,320	2,838
*,1	Partron Co. Ltd.	564,076	2,809
[1]	Soulbrain Holdings Co. Ltd.	68,678	2,793
*,1	Seoul Semiconductor Co. Ltd.	516,914	2,781
[1]	Samchully Co. Ltd.	27,852	2,773
*,1	TCC Steel	235,069	2,772
*,1	DI Dong Il Corp.	198,949	2,770
[1]	Hyundai Home Shopping Network Corp.	68,059	2,736
[1]	Humedix Co. Ltd.	89,592	2,723
*,1	Daea TI Co. Ltd.	924,367	2,702
[1]	Myoung Shin Industrial Co. Ltd.	416,959	2,655
[1]	Hankook Shell Oil Co. Ltd.	8,772	2,652
*,1	BNC Korea Co. Ltd.	778,303	2,648
[1]	Lotte Wellfood Co. Ltd.	32,583	2,626
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	2,622
[1]	Huons Global Co. Ltd.	73,769	2,598
*,1	Chunbo Co. Ltd.	63,816	2,595
*,1	Samwha Capacitor Co. Ltd.	117,378	2,567
*,1	Solus Advanced Materials Co. Ltd.	455,816	2,567
[1]	Hyundai Green Food	240,707	2,552
[1]	Dong-A ST Co. Ltd.	66,934	2,545
[1]	Nexen Tire Corp.	455,439	2,543
*,1	Advanced Process Systems Corp.	170,112	2,525
[1]	LF Corp.	188,880	2,519
*,1	Boryung	391,611	2,512
[1]	Eugene Investment & Securities Co. Ltd.	843,338	2,499
[1]	E1 Corp.	40,080	2,470
[1]	Handsome Co. Ltd.	184,711	2,379
*	Tongyang Life Insurance Co. Ltd.	497,602	2,375
*,1	UniTest Inc.	236,682	2,357
*	GC Cell Corp.	126,483	2,355
[1]	INTOPS Co. Ltd.	152,700	2,342
[1]	KCC Glass Corp.	125,315	2,339
*,1	Webzen Inc.	186,052	2,230
*,1	Joongang Advanced Materials Co. Ltd.	1,170,551	2,214
*,1	CMG Pharmaceutical Co. Ltd.	1,577,434	2,208
*,1	HLB Therapeutics Co. Ltd.	1,050,026	2,163
*,1	KISWIRE Ltd.	142,168	2,135
[1]	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,127
*,1	GOLFZON Co. Ltd.	49,988	2,105
	NICE Holdings Co. Ltd.	217,511	2,104
*,1	Taekwang Industrial Co. Ltd.	3,467	2,095
*,1	PI Advanced Materials Co. Ltd.	183,234	2,060
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	284,463	2,057
[3]	Ilyang Pharmaceutical Co. Ltd.	221,558	1,986
*,1	Samyang Holdings Corp.	46,910	1,978
*,1	Modetour Network Inc.	237,416	1,859
*,1	Vieworks Co. Ltd.	94,614	1,856
*	Genexine Inc.	526,810	1,841
*,1	W-Scope Chungju Plant Co. Ltd.	273,561	1,812
[1]	Huons Co. Ltd.	94,688	1,806
*	Hanjin Logistics Corp.	130,801	1,802
*,1	Korea United Pharm Inc.	135,763	1,795
*,1	HYUNDAI Corp.	109,431	1,717
*,1	Jeju Air Co. Ltd.	457,036	1,716

		Shares	Market Value ($000)
[1]	Hansae Co. Ltd.	175,738	1,705
[1]	LX Hausys Ltd.	80,792	1,624
*,3	Kum Yang Co. Ltd.	228,942	1,575
*	Yungjin Pharmaceutical Co. Ltd.	1,149,793	1,523
	Zinus Inc.	173,215	1,510
*,1	DIO Corp.	135,144	1,488
[1]	Samyang Corp.	44,771	1,477
*,1	GeneOne Life Science Inc.	1,052,627	1,398
[1]	Songwon Industrial Co. Ltd.	209,953	1,321
	iMarketKorea Inc.	239,457	1,296
*,3	NKMax Co. Ltd.	177,790	1,185
[1]	Hansol Paper Co. Ltd.	196,514	1,147
*	HS Industries Co. Ltd.	440,962	1,019
*,1	Dawonsys Co. Ltd.	443,712	1,012
*,1	Humasis Co. Ltd.	1,411,605	976
*	Namyang Dairy Products Co. Ltd.	27,375	909
*,1	Amicogen Inc.	705,608	805
*,3	Hyosung Chemical Corp.	24,474	661
			27,798,768
Spain (2.2%)
	Banco Santander SA	217,027,538	2,771,023
	Iberdrola SA (XMAD)	97,594,451	2,194,192
	Banco Bilbao Vizcaya Argentaria SA	82,937,788	2,105,266
	Industria de Diseno Textil SA	16,186,405	1,053,252
	CaixaBank SA	52,566,376	693,886
	Ferrovial SE	6,964,632	470,427
	Amadeus IT Group SA	6,421,023	430,508
	Repsol SA	16,186,098	318,884
[2]	Aena SME SA	10,148,293	315,181
	ACS Actividades de Construccion y Servicios SA	2,615,656	293,467
	Banco de Sabadell SA	73,428,019	288,042
[2]	Cellnex Telecom SA	8,279,242	256,078
	Telefonica SA	59,814,779	242,148
	Endesa SA	4,609,709	170,166
	Bankinter SA	9,130,150	155,852
	Naturgy Energy Group SA	3,650,815	114,639
[1]	Redeia Corp. SA	5,938,474	102,628
	Merlin Properties Socimi SA	5,560,487	82,758
[1]	Indra Sistemas SA	1,270,414	82,112
	Acciona SA	344,512	74,041
	Mapfre SA	13,262,339	60,685
[2]	Unicaja Banco SA	16,352,845	56,039
	Grifols SA	4,250,559	54,382
	Enagas SA	3,116,807	51,313
	Acerinox SA	3,403,989	50,565
	Viscofan SA	651,885	43,748
[1]	Puig Brands SA Class B	2,114,685	42,047
	Fluidra SA	1,444,912	42,030
	Sacyr SA	7,548,644	35,521
	Vidrala SA	324,010	33,850
	Colonial SFL Socimi SA	5,146,819	31,834
	Logista Integral SA	847,216	30,904
*	Iberdrola SA	1,335,872	29,967
	CIE Automotive SA	814,430	27,744
*	Tecnicas Reunidas SA	622,436	23,568
	Laboratorios Farmaceuticos Rovi SA	259,883	22,189
*	Solaria Energia y Medio Ambiente SA	969,509	21,383
[2]	Neinor Homes SA	745,090	17,754
[1]	Elecnor SA	528,704	16,852
	Construcciones y Auxiliar de Ferrocarriles SA	249,786	16,652
	Pharma Mar SA	177,530	16,609
	Almirall SA	1,073,609	16,071
[1]	Corp. ACCIONA Energias Renovables SA	581,981	14,732
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	10,175,763	14,192
	Ebro Foods SA	632,034	13,775
*	Grenergy Renovables SA	116,423	13,289
	Melia Hotels International SA	1,439,179	12,840
*,1	HBX Group International plc	1,069,014	9,939
*	Distribuidora Internacional de Alimentacion SA	174,340	8,090

		Shares	Market Value ($000)
[1]	Atresmedia Corp. de Medios de Comunicacion SA	1,251,231	7,786
[2]	Gestamp Automocion SA	2,000,282	7,172
*	Cirsa Enterprises SA	357,463	6,167
[1,2]	Global Dominion Access SA	1,321,908	5,460
	Prosegur Cia de Seguridad SA	1,401,372	4,665
*,1	Ence Energia y Celulosa SA	1,500,074	3,950
[1,2]	Prosegur Cash SA	3,874,653	2,945
	Banco Santander SA (XMEX)	4	—
			13,081,259
Sweden (2.2%)
	Investor AB Class B	25,355,688	977,707
	Volvo AB Class B	23,204,906	843,207
	Atlas Copco AB Class A	37,295,074	769,106
	Sandvik AB	15,068,266	594,991
	Assa Abloy AB Class B	14,216,957	574,847
	Skandinaviska Enskilda Banken AB Class A	22,010,465	473,103
	Swedbank AB Class A	11,827,976	459,875
	Telefonaktiebolaget LM Ericsson Class B	39,920,545	432,346
	Saab AB Class B	5,259,256	410,342
	Atlas Copco AB Class B	21,733,657	390,938
	Hexagon AB Class B	30,122,187	339,629
	Svenska Handelsbanken AB Class A	21,055,362	331,939
	EQT AB	7,860,759	298,361
*	Boliden AB	4,113,537	288,058
	Investor AB Class A	7,400,974	283,255
	Essity AB Class B	8,582,959	254,130
	Epiroc AB Class A	8,942,585	250,689
	Alfa Laval AB	3,990,512	231,140
	Telia Co. AB	33,543,174	153,241
	Skanska AB Class B	4,874,075	148,036
	Tele2 AB Class B	8,002,360	147,232
	Epiroc AB Class B	5,812,288	144,942
[1]	H & M Hennes & Mauritz AB Class B	7,077,086	141,720
	SKF AB Class B	4,919,568	128,630
	Industrivarden AB Class C	2,521,655	126,244
[2]	Evolution AB	1,858,122	120,706
	Trelleborg AB Class B	2,952,344	119,470
	Securitas AB Class B	6,860,104	113,445
	Lifco AB Class B	3,235,061	111,163
	AddTech AB Class B	3,339,546	108,432
	Svenska Cellulosa AB SCA Class B	8,658,614	108,414
*	Swedish Orphan Biovitrum AB	2,771,185	105,237
	Nordnet AB publ	2,937,994	95,053
	Beijer Ref AB Class B	6,640,984	94,534
	Indutrade AB	3,964,319	93,064
	Volvo AB Class A	2,474,685	89,913
	Nibe Industrier AB Class B	21,400,173	81,979
*	Fastighets AB Balder Class B	10,085,451	76,071
	Avanza Bank Holding AB	1,929,220	75,167
	AAK AB	2,640,590	73,889
	Getinge AB Class B	3,175,499	69,582
	SSAB AB Class B	8,449,717	69,510
	Industrivarden AB Class A	1,371,522	68,563
	Sagax AB Class B	2,909,265	64,153
	Castellum AB	5,148,427	63,646
	L E Lundbergforetagen AB Class B	1,040,331	61,971
	Lagercrantz Group AB Class B	2,816,972	61,722
	Axfood AB	1,528,891	52,382
	Mycronic AB	2,256,075	51,931
	Sweco AB Class B	2,950,930	48,888
	Investment AB Latour Class B	1,961,783	48,853
	Holmen AB Class B	1,285,611	48,188
	Sectra AB Class B	1,928,095	47,671
	Loomis AB Class B	992,493	41,185
*	Camurus AB	542,837	40,749
	Wihlborgs Fastigheter AB	3,896,076	40,255
[2]	Thule Group AB	1,601,825	38,376
[2]	Munters Group AB	1,908,079	37,672
	Pandox AB Class B	1,518,315	32,759

		Shares	Market Value ($000)
	Elekta AB Class B	5,041,630	32,409
	NCC AB Class B	1,253,668	32,102
	Hexpol AB	3,912,027	32,019
	Catena AB	605,205	31,416
*,1	Volvo Car AB Class B	9,287,568	30,994
*	Kinnevik AB Class B	3,528,271	28,957
	SSAB AB Class A	3,488,699	28,844
[2]	Bravida Holding AB	2,909,025	28,660
*,2	Sinch AB	9,157,675	27,440
*	Asmodee Group AB Class B	2,199,719	26,395
*	Asker Healthcare Group AB	3,066,348	25,846
	Billerud Aktiebolag	3,157,553	25,532
	Fabege AB	2,752,734	25,427
*	Electrolux AB Class B	3,139,996	25,364
	Granges AB	1,482,813	24,882
	AddLife AB Class B	1,616,680	24,766
	Storskogen Group AB Class B	20,281,843	24,624
	Husqvarna AB Class B	4,807,295	24,558
	Alleima AB	2,809,692	24,556
	Peab AB Class B	2,366,705	23,654
	Wallenstam AB Class B	5,105,934	23,253
	AFRY AB	1,390,727	22,068
	Lindab International AB	1,036,523	21,790
	Electrolux Professional AB Class B	3,147,626	21,688
[2]	Scandic Hotels Group AB	2,140,909	21,394
*,1,2	BioArctic AB Class B	592,814	21,289
	Bufab AB	1,919,967	21,253
*	HMS Networks AB	459,481	20,713
	Hufvudstaden AB Class A	1,491,793	20,614
[2]	Dometic Group AB	4,619,672	19,882
	Bure Equity AB	771,425	19,048
	Cibus Nordic Real Estate AB publ	1,098,591	19,043
	Nyfosa AB	2,316,054	18,412
	Hemnet Group AB	1,150,371	18,344
	Betsson AB Class B	1,513,665	17,773
	Clas Ohlson AB Class B	517,192	17,709
	Nolato AB Class B	2,693,224	17,602
[2]	Attendo AB	1,743,744	17,407
	Addnode Group AB Class B	1,806,409	17,361
	AQ Group AB	762,337	16,780
*	Modern Times Group MTG AB Class B	1,384,060	16,157
[1]	Svenska Handelsbanken AB Class B	610,832	16,010
*,2	BoneSupport Holding AB	761,227	15,807
	Medicover AB Class B	692,911	15,768
	INVISIO AB	516,807	15,123
	Vitrolife AB	1,075,257	14,016
	Bilia AB Class A	980,985	13,900
	NP3 Fastigheter AB	464,634	13,790
	JM AB	890,717	13,707
	Systemair AB	1,402,360	13,650
	Vitec Software Group AB Class B	478,480	13,436
*	NCAB Group AB	2,517,000	13,085
	Cloetta AB Class B	2,631,405	12,871
	Atrium Ljungberg AB Class B	3,269,876	12,385
	MIPS AB	375,872	11,699
	Sagax AB	3,068,853	11,698
*	Embracer Group AB Class B	2,087,111	11,432
	Ratos AB Class B	2,650,011	11,327
	SkiStar AB	564,956	10,635
	Dios Fastigheter AB	1,468,056	10,632
*	Sdiptech AB Class B	504,201	9,658
	Instalco AB	3,130,558	8,929
	Troax Group AB	545,549	8,900
*,2	Boozt AB	876,346	8,900
*,1	Xvivo Perfusion AB	351,131	8,875
	Arjo AB Class B	2,888,480	8,659
*,1	Vimian Group AB	2,834,869	8,499
*,1	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,429,015	7,946
	Skandinaviska Enskilda Banken AB Class C	333,346	7,344
	Platzer Fastigheter Holding AB Class B	879,111	7,323

		Shares	Market Value ($000)
*,1	Roko AB Class B	38,654	6,914
*,1	Hexatronic Group AB	2,571,071	6,764
*	Intea Fastigheter AB	903,928	6,644
	Truecaller AB Class B	3,694,191	6,397
*,1	Better Collective A/S	512,270	6,109
*	Norion Bank AB	776,468	5,915
	Investment AB Oresund	392,625	5,286
	Corem Property Group AB Class B	11,253,090	5,209
	Fagerhult Group AB	1,149,626	4,847
[1]	Volati AB	356,107	3,807
*,1	Hacksaw AB	596,520	3,799
	MEKO AB	429,817	3,416
*,1	Samhallsbyggnadsbolaget i Norden AB	2,073,049	2,525
	NCC AB Class A	25,075	647
*,3	OW Bunker A/S	129,331	—
			13,010,609
Switzerland (5.3%)
	Roche Holding AG	10,288,225	4,678,467
	Novartis AG (Registered)	28,021,340	4,157,521
	Nestle SA (Registered)	37,004,675	3,531,229
	UBS Group AG (Registered)	46,657,178	2,207,603
	ABB Ltd. (Registered)	22,996,696	1,979,972
	Cie Financiere Richemont SA (Registered) Class A	7,740,341	1,502,475
	Zurich Insurance Group AG	2,079,036	1,479,072
	Holcim AG	7,135,562	735,454
	Swiss Re AG	4,305,844	688,004
	Lonza Group AG (Registered)	1,005,801	683,392
	Alcon AG	7,238,505	585,902
	Sandoz Group AG	6,049,665	479,290
	Galderma Group AG	2,521,808	470,062
	Swiss Life Holding AG (Registered)	416,287	456,481
	Givaudan SA (Registered)	112,224	433,801
	Sika AG (Registered)	2,256,554	433,012
	Partners Group Holding AG	314,803	429,248
*	Amrize Ltd.	7,298,051	386,066
	Geberit AG (Registered)	473,273	361,387
	Swisscom AG (Registered)	372,053	305,486
	Helvetia Baloise Holding AG	1,185,450	300,655
	SGS SA (Registered)	2,427,206	292,137
[2]	VAT Group AG	395,405	255,695
	Julius Baer Group Ltd.	3,000,366	250,622
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,589	234,873
	Schindler Holding AG	594,281	229,299
	Chocoladefabriken Lindt & Spruengli AG	14,105	202,710
	Sonova Holding AG (Registered)	720,932	197,307
	Roche Holding AG (Bearer)	423,539	195,726
	Swiss Prime Site AG (Registered)	1,130,370	192,435
	Straumann Holding AG (Registered)	1,584,776	190,601
	Logitech International SA (Registered)	2,161,133	186,186
	Belimo Holding AG (Registered)	144,322	157,856
	Kuehne + Nagel International AG (Registered)	678,501	157,115
	PSP Swiss Property AG (Registered)	670,712	134,625
	Accelleron Industries AG	1,388,313	132,982
	Schindler Holding AG (Registered)	292,732	107,661
	Swatch Group AG	410,134	96,766
	Swissquote Group Holding SA (Registered)	164,436	93,614
[1]	Barry Callebaut AG (Registered)	51,784	91,348
[2]	Galenica AG	723,864	90,481
	Flughafen Zurich AG (Registered)	279,142	86,696
	Avolta AG	1,310,606	80,237
	Georg Fischer AG (Registered)	1,155,589	77,021
	EMS-Chemie Holding AG (Registered)	98,976	76,951
	SIG Group AG	4,834,121	74,800
*	Siegfried Holding AG (Registered)	573,211	70,483
	Adecco Group AG (Registered)	2,375,179	69,798
	Temenos AG (Registered)	786,476	69,504
	Allreal Holding AG (Registered)	211,106	61,751
	Banque Cantonale Vaudoise (Registered)	407,247	55,113
	EFG International AG	2,136,488	54,598

		Shares	Market Value ($000)
	Cembra Money Bank AG	425,488	54,391
	BKW AG	286,739	54,211
	Sulzer AG (Registered)	247,502	53,329
	Mobimo Holding AG (Registered)	104,187	52,467
	Valiant Holding AG (Registered)	227,672	45,704
	Bucher Industries AG (Registered)	95,563	44,332
	Huber + Suhner AG (Registered)	219,170	44,328
	Comet Holding AG (Registered)	106,839	41,367
	Inficon Holding AG (Registered)	260,426	41,213
	VZ Holding AG	210,084	41,179
	DKSH Holding AG	516,470	37,894
	SFS Group AG	241,173	35,408
	Luzerner Kantonalbank AG (Registered)	272,273	34,687
	Sunrise Communications AG Class A	610,461	34,648
	Vontobel Holding AG (Registered)	386,079	33,275
	dormakaba Holding AG	437,294	32,886
	Burckhardt Compression Holding AG	47,207	32,636
	Tecan Group AG (Registered)	185,201	32,630
	Emmi AG (Registered)	32,122	32,543
	Swatch Group AG (Registered)	671,513	31,815
	Kardex Holding AG (Registered)	86,451	30,391
	St. Galler Kantonalbank AG (Registered)	39,330	30,229
	Bachem Holding AG	329,195	29,841
	Clariant AG (Registered)	3,035,154	28,083
	Landis+Gyr Group AG	373,573	26,243
	Softwareone Holding AG	2,446,900	25,181
*	Aryzta AG	337,366	23,914
	Interroll Holding AG (Registered)	9,685	23,323
	Ypsomed Holding AG (Registered)	56,076	22,193
	Daetwyler Holding AG	108,194	22,113
	ALSO Holding AG (Registered)	81,637	21,038
*	Dottikon Es Holding AG (Registered)	43,311	20,869
	Implenia AG (Registered)	210,956	20,203
	Stadler Rail AG	785,567	20,126
	Burkhalter Holding AG	105,138	19,107
[2]	Medacta Group SA	87,363	18,693
	COSMO Pharmaceuticals NV	121,809	18,265
*,2	Montana Aerospace AG	416,587	17,981
	Intershop Holding AG	76,441	16,565
	Forbo Holding AG (Registered)	13,508	15,953
	Bossard Holding AG (Registered) Class A	79,460	15,616
*	ams-OSRAM AG	1,440,452	14,987
	Zehnder Group AG	124,582	13,266
	SKAN Group AG	174,742	13,209
*	Basilea Pharmaceutica AG Allschwil (Registered)	177,071	12,402
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	2,604,178	11,944
*,2	Sensirion Holding AG	134,368	10,038
	Cie Financiere Tradition SA	20,289	7,729
	Bell Food Group AG (Registered)	26,649	7,646
*,1,2	Medartis Holding AG	64,802	7,572
	VP Bank AG Class A	68,611	7,486
	Bystronic AG	21,120	7,371
*,2	PolyPeptide Group AG	186,773	6,602
	Autoneum Holding AG	36,297	5,937
	TX Group AG	27,551	5,935
	Vetropack Holding AG (Registered) Class A	180,355	5,263
[2]	Medmix AG	349,054	5,160
*,1	Komax Holding AG (Registered)	56,359	4,883
	APG SGA SA	16,881	4,607
[1]	Arbonia AG	634,304	4,145
	Schweiter Technologies AG	11,490	3,742
*,1	u-blox Holding AG	20,604	3,601
*,1	BAJAJ Mobility AG	116,609	2,370
*	LEM Holding SA (Registered)	6,208	2,268
	Jungfraubahn Holding AG (Registered)	946	373
			31,996,976
Taiwan (6.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	354,621,875	19,609,143
	Hon Hai Precision Industry Co. Ltd.	177,450,135	1,226,610

		Shares	Market Value ($000)
	MediaTek Inc.	21,389,239	1,186,473
	Delta Electronics Inc.	28,103,649	1,072,501
	ASE Technology Holding Co. Ltd.	47,757,461	444,006
	CTBC Financial Holding Co. Ltd.	256,559,922	413,355
	Fubon Financial Holding Co. Ltd.	121,220,207	348,094
[1]	Quanta Computer Inc.	38,385,648	337,915
[1]	United Microelectronics Corp.	165,162,905	328,634
	Cathay Financial Holding Co. Ltd.	135,994,646	324,005
[1]	Accton Technology Corp.	7,219,436	252,415
[1]	E.Sun Financial Holding Co. Ltd.	223,169,211	236,321
	Unimicron Technology Corp.	19,440,962	231,091
[1]	Chunghwa Telecom Co. Ltd.	52,862,198	224,159
[1]	Elite Material Co. Ltd.	4,088,298	221,760
	Yuanta Financial Holding Co. Ltd.	158,168,473	215,462
	Asia Vital Components Co. Ltd.	4,715,998	214,260
	Mega Financial Holding Co. Ltd.	171,584,360	210,989
	Yageo Corp.	22,616,100	197,447
[1]	Phison Electronics Corp.	2,453,894	181,982
[1]	Wistron Corp.	44,015,524	180,129
*	Winbond Electronics Corp.	45,405,041	179,547
	Nan Ya Plastics Corp.	71,706,133	171,419
[1]	Wiwynn Corp.	1,506,000	168,811
*	Nanya Technology Corp.	16,382,186	165,833
[1]	Chroma ATE Inc.	5,372,121	164,959
	Uni-President Enterprises Corp.	71,568,979	162,821
	SinoPac Financial Holdings Co. Ltd.	173,477,687	157,133
[1]	Asustek Computer Inc.	9,937,511	156,116
[1]	King Yuan Electronics Co. Ltd.	16,624,721	154,031
[1]	Lite-On Technology Corp.	28,310,809	145,523
	First Financial Holding Co. Ltd.	157,600,320	143,876
	Hua Nan Financial Holdings Co. Ltd.	135,341,803	141,978
	KGI Financial Holding Co. Ltd.	229,253,499	131,088
[1]	ASPEED Technology Inc.	440,660	123,233
	Alchip Technologies Ltd.	1,157,520	113,645
	Taiwan Cooperative Financial Holding Co. Ltd.	151,738,741	113,401
	TS Financial Holding Co. Ltd.	156,741,365	112,652
[1]	China Steel Corp.	164,566,247	108,276
[1]	Realtek Semiconductor Corp.	7,069,988	108,169
[1]	Jentech Precision Industrial Co. Ltd.	1,211,802	107,366
[1]	Gold Circuit Electronics Ltd.	4,883,846	106,649
[1]	Largan Precision Co. Ltd.	1,397,346	106,502
[1]	Bizlink Holding Inc.	2,589,227	105,152
*,1	Powerchip Semiconductor Manufacturing Corp.	47,001,000	100,844
	PharmaEssentia Corp.	4,116,346	100,488
[1]	Novatek Microelectronics Corp.	8,372,121	99,340
[1]	Global Unichip Corp.	1,205,525	98,910
	MPI Corp.	1,197,000	94,598
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,801,711	93,328
[1]	Formosa Plastics Corp.	61,189,724	91,663
[1]	King Slide Works Co. Ltd.	826,930	81,407
	TCC Group Holdings Co. Ltd.	97,233,758	81,353
	Powertech Technology Inc.	10,053,231	79,607
	Compeq Manufacturing Co. Ltd.	14,406,494	76,812
[1]	Tripod Technology Corp.	6,497,270	76,572
*	Caliway Biopharmaceuticals Co. Ltd.	14,475,000	75,663
*,1	Macronix International Co. Ltd.	25,667,546	73,842
	Airtac International Group	2,036,008	73,684
[1]	Innolux Corp.	107,132,241	73,498
[1]	International Games System Co. Ltd.	3,230,052	73,353
	Far EasTone Telecommunications Co. Ltd.	25,828,569	72,659
[1]	Chailease Holding Co. Ltd.	21,655,842	71,374
[1]	Hotai Motor Co. Ltd.	4,062,817	70,034
	Chang Hwa Commercial Bank Ltd.	107,235,532	69,414
[1]	Shanghai Commercial & Savings Bank Ltd.	55,405,048	69,403
[1]	Taiwan Mobile Co. Ltd.	20,573,541	68,984
	United Integrated Services Co. Ltd.	2,380,603	67,886
[1]	Formosa Chemicals & Fibre Corp.	48,899,437	65,460
[1]	E Ink Holdings Inc.	11,731,378	65,217
	Fortune Electric Co. Ltd.	2,089,410	63,772
	Zhen Ding Technology Holding Ltd.	10,298,214	63,464

		Shares	Market Value ($000)
[1]	Compal Electronics Inc.	61,439,652	63,410
	Advantech Co. Ltd.	6,667,803	62,925
	Pegatron Corp.	28,032,541	61,817
[1]	Walsin Lihwa Corp.	44,330,113	60,671
[1]	Globalwafers Co. Ltd.	3,711,436	58,354
[1]	Gigabyte Technology Co. Ltd.	7,835,160	57,641
[1]	eMemory Technology Inc.	988,253	56,918
[1]	Taiwan Union Technology Corp.	3,597,239	56,896
[1]	Lotes Co. Ltd.	1,218,173	54,863
[1]	Inventec Corp.	37,329,836	52,990
[1]	President Chain Store Corp.	7,732,379	52,504
[1]	Teco Electric & Machinery Co. Ltd.	20,206,034	51,539
	Taiwan Business Bank	103,165,872	50,270
[1]	Catcher Technology Co. Ltd.	7,780,062	49,688
[1]	WT Microelectronics Co. Ltd.	9,809,360	48,428
[1]	ADATA Technology Co. Ltd.	4,234,505	47,927
	Eva Airways Corp.	39,282,943	46,497
[1]	WinWay Technology Co. Ltd.	366,387	45,040
	WPG Holdings Ltd.	21,792,420	44,322
[1]	Yang Ming Marine Transport Corp.	25,534,962	43,325
[1]	Silergy Corp.	4,842,251	42,743
	L&K Engineering Co. Ltd.	2,350,386	42,439
[1]	EZconn Corp.	732,000	40,784
[1]	Wan Hai Lines Ltd.	17,147,274	40,159
	Far Eastern New Century Corp.	43,613,493	38,401
	LandMark Optoelectronics Corp.	1,225,155	38,382
[1]	Asia Cement Corp.	33,874,955	37,798
	Nan Ya Printed Circuit Board Corp.	3,100,556	37,763
	Synnex Technology International Corp.	17,915,184	37,126
[1]	Win Semiconductors Corp.	5,015,163	37,085
	Taichung Commercial Bank Co. Ltd.	55,453,613	35,213
[1]	TA Chen Stainless Pipe	27,607,794	34,273
[1]	Hiwin Technologies Corp.	4,363,687	34,200
[1]	Eclat Textile Co. Ltd.	2,717,128	33,991
[1]	Fositek Corp.	756,683	33,663
[1]	Acer Inc.	41,999,771	33,374
[1]	Chicony Electronics Co. Ltd.	8,915,280	32,959
[1]	Nien Made Enterprise Co. Ltd.	2,427,202	32,749
	Kinsus Interconnect Technology Corp.	4,071,758	32,340
[1]	Mitac Holdings Corp.	12,929,727	32,155
	Pou Chen Corp.	32,889,366	31,790
	Ardentec Corp.	6,299,391	31,727
[1]	Makalot Industrial Co. Ltd.	3,211,650	31,047
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,738,593	30,669
[1]	AUO Corp.	69,785,699	30,226
[1]	Sino-American Silicon Products Inc.	7,905,540	29,947
[1]	WNC Corp.	5,106,441	29,780
[1]	Chunghwa Precision Test Tech Co. Ltd.	285,368	29,757
[1]	Formosa Petrochemical Corp.	17,397,003	29,559
[1]	Acter Group Corp. Ltd.	1,475,168	29,361
	Innodisk Corp.	1,150,399	28,802
[1]	Micro-Star International Co. Ltd.	9,932,460	28,337
[1]	Universal Microwave Technology Inc.	805,000	27,837
[1]	Advanced Echem Materials Co. Ltd.	1,017,870	27,686
[1]	Vanguard International Semiconductor Corp.	6,105,369	27,676
[1]	Cheng Shin Rubber Industry Co. Ltd.	27,607,063	26,767
[1]	Simplo Technology Co. Ltd.	2,426,139	26,685
	Shihlin Electric & Engineering Corp.	3,674,293	26,577
[1]	AURAS Technology Co. Ltd.	927,000	26,525
[1]	Sigurd Microelectronics Corp.	6,440,585	26,404
[1]	Voltronic Power Technology Corp.	981,425	26,361
[1]	Foxconn Technology Co. Ltd.	14,378,233	26,011
	Kaori Heat Treatment Co. Ltd.	1,111,344	25,816
[1]	Co-Tech Development Corp.	3,097,000	25,719
[1]	Taiwan High Speed Rail Corp.	29,495,487	25,597
[1]	Radiant Opto-Electronics Corp.	6,582,517	25,432
[1]	Topco Scientific Co. Ltd.	2,484,440	25,224
[1]	Chenbro Micom Co. Ltd.	850,000	24,257
[1]	Sinbon Electronics Co. Ltd.	3,254,391	24,109
[1]	Highwealth Construction Corp.	20,013,837	23,578

		Shares	Market Value ($000)
[1]	Eternal Materials Co. Ltd.	11,834,185	22,990
	Lotus Pharmaceutical Co. Ltd.	1,991,189	22,789
[1]	Transcend Information Inc.	2,735,325	22,772
	Capital Securities Corp.	23,897,508	22,435
[1]	ASMedia Technology Inc.	539,775	22,013
	Elite Semiconductor Microelectronics Technology Inc.	3,600,717	21,877
*,1	Taiwan Glass Industry Corp.	14,418,615	21,791
[1]	Dynapack International Technology Corp.	2,027,479	21,517
	IBF Financial Holdings Co. Ltd.	39,458,091	20,893
[1]	Getac Holdings Corp.	5,785,752	20,642
	Ruentex Development Co. Ltd.	22,498,196	20,561
	Lien Hwa Industrial Holdings Corp.	13,915,570	20,337
[1]	Tatung Co. Ltd.	16,521,039	20,264
[1]	AP Memory Technology Corp.	1,499,146	20,187
[1]	Feng TAY Enterprise Co. Ltd.	6,468,817	19,719
*,1	Fulltech Fiber Glass Corp.	6,651,922	19,263
[1]	Supreme Electronics Co. Ltd.	7,112,396	18,895
[1]	Kinik Co.	1,459,479	18,613
[1]	Tong Yang Industry Co. Ltd.	5,366,142	18,598
[1]	Walsin Technology Corp.	4,215,615	18,091
[1]	Bora Pharmaceuticals Co. Ltd.	930,907	17,801
[1]	Parade Technologies Ltd.	1,061,732	17,755
[1]	Genius Electronic Optical Co. Ltd.	1,214,565	17,381
[1]	Faraday Technology Corp.	3,261,216	17,087
	Primax Electronics Ltd.	6,581,882	16,417
[1]	Dynamic Holding Co. Ltd.	3,590,909	16,069
[1]	Yankey Engineering Co. Ltd.	850,490	15,942
[1]	Asia Optical Co. Inc.	3,099,519	15,907
[1]	LuxNet Corp.	1,601,000	15,904
[1]	ChipMOS Technologies Inc.	8,375,348	15,762
[1]	Advanced Energy Solution Holding Co. Ltd.	440,450	15,570
[1]	Grand Process Technology Corp.	296,701	15,550
[1]	Shin Zu Shing Co. Ltd.	2,301,082	15,203
[1]	Elite Advanced Laser Corp.	1,921,862	15,165
	Tung Ho Steel Enterprise Corp.	6,834,069	15,039
	Chipbond Technology Corp.	8,659,255	15,026
[1]	Elan Microelectronics Corp.	4,024,344	14,878
[1]	Ruentex Industries Ltd.	9,182,322	14,691
	Far Eastern International Bank	37,029,578	14,677
[1]	Unitech Printed Circuit Board Corp.	8,981,693	14,656
[1]	AcBel Polytech Inc.	9,319,328	14,559
[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,767,575	14,309
	Great Wall Enterprise Co. Ltd.	8,836,455	14,281
[1]	Solar Applied Materials Technology Corp.	7,018,689	14,156
[1]	Visual Photonics Epitaxy Co. Ltd.	2,663,609	14,089
*,1	FOCI Fiber Optic Communications Inc.	1,067,000	13,991
	Sunonwealth Electric Machine Industry Co. Ltd.	3,078,000	13,843
[1]	Global Brands Manufacture Ltd.	4,004,084	13,650
*,1	HTC Corp.	9,665,079	13,601
[1]	Kinpo Electronics	16,347,193	13,594
	Qisda Corp.	16,993,201	13,489
	Wisdom Marine Lines Co. Ltd.	6,001,487	13,432
[1]	Sanyang Motor Co. Ltd.	6,993,689	13,274
[1]	Taiwan Fertilizer Co. Ltd.	8,989,225	13,207
[1]	Ta Ya Electric Wire & Cable	10,022,080	13,184
[1]	Goldsun Building Materials Co. Ltd.	11,756,982	13,151
[1]	VisEra Technologies Co. Ltd.	1,465,000	13,088
[1]	Cleanaway Co. Ltd.	11,193,590	13,079
[1]	Giant Manufacturing Co. Ltd.	4,565,931	12,931
*,1	Starlux Airlines Co. Ltd.	17,660,220	12,880
[1]	Huaku Development Co. Ltd.	3,821,833	12,877
[1]	All Ring Tech Co. Ltd.	1,061,000	12,772
*,1	China Petrochemical Development Corp.	50,428,204	12,768
	Feng Hsin Steel Co. Ltd.	5,980,000	12,283
[1]	Wiselink Co. Ltd.	1,962,609	12,245
[1]	Pan Jit International Inc.	4,280,398	12,196
	Test Research Inc.	2,146,878	12,190
[1]	Pixart Imaging Inc.	1,925,804	12,150
[1]	U-Ming Marine Transport Corp.	6,143,610	12,077
[1]	YFY Inc.	15,123,047	12,012

		Shares	Market Value ($000)
	Arcadyan Technology Corp.	2,114,082	12,006
[1]	Ennoconn Corp.	1,333,996	11,928
	President Securities Corp.	12,845,059	11,927
[1]	Fusheng Precision Co. Ltd.	1,396,000	11,881
[1]	XinTec Inc.	2,240,714	11,853
[1]	Allis Electric Co. Ltd.	3,033,349	11,850
	Taiwan Secom Co. Ltd.	3,501,339	11,848
[1]	Greatek Electronics Inc.	4,172,961	11,844
	Charoen Pokphand Enterprise	2,504,374	11,806
[1]	Jinan Acetate Chemical Co. Ltd.	7,556,270	11,711
[1]	China Airlines Ltd.	16,603,442	11,680
[1]	Taiwan Speciality Chemicals Corp.	1,137,000	11,500
	Chunghwa Telecom Co. Ltd. ADR	270,368	11,485
[1]	Phoenix Silicon International Corp.	2,120,473	11,270
*	Mercuries Life Insurance Co. Ltd.	45,028,638	11,185
	Tong Hsing Electronic Industries Ltd.	2,523,494	11,177
	Shinkong Insurance Co. Ltd.	3,086,000	11,011
[1]	Gudeng Precision Industrial Co. Ltd.	863,969	10,999
[1]	Orient Semiconductor Electronics Ltd.	5,999,208	10,940
[1]	Poya International Co. Ltd.	869,748	10,939
[1]	I-Chiun Precision Industry Co. Ltd.	2,709,016	10,921
[1]	Hannstar Board Corp.	3,541,604	10,913
[1]	Foxsemicon Integrated Technology Inc.	1,225,131	10,882
[1]	ITEQ Corp.	3,210,177	10,758
	Taiwan Surface Mounting Technology Corp.	3,640,113	10,619
[1]	Century Iron & Steel Industrial Co. Ltd.	2,450,000	10,523
[1]	Merry Electronics Co. Ltd.	3,311,590	10,429
[1]	TXC Corp.	3,745,090	10,244
	Marketech International Corp.	1,147,000	10,201
[1]	Sitronix Technology Corp.	1,642,567	10,131
[1]	Center Laboratories Inc.	7,912,087	10,082
[1]	First Hi-Tec Enterprise Co. Ltd.	1,062,000	9,949
[1]	Silicon Integrated Systems Corp.	5,899,083	9,852
[1]	Sercomm Corp.	3,642,250	9,845
	Wah Lee Industrial Corp.	2,504,768	9,815
	C Sun Manufacturing Ltd.	1,306,090	9,765
[1]	Ability Enterprise Co. Ltd.	3,598,505	9,627
[1]	Coretronic Corp.	3,469,212	9,609
[1]	Taiwan Acceptance Corp.	3,843,764	9,489
	Taiwan Cogeneration Corp.	6,763,810	9,270
*,1	Wafer Works Corp.	7,861,898	9,190
*,1	Oneness Biotech Co. Ltd.	4,401,407	9,176
[1]	Ennostar Inc.	8,267,740	9,165
[1]	CTCI Corp.	9,202,219	9,013
[1]	Pan-International Industrial Corp.	5,508,613	8,967
[1]	Everlight Electronics Co. Ltd.	5,010,687	8,825
[1]	Quanta Storage Inc.	2,618,136	8,772
[1]	United Microelectronics Corp. ADR	860,072	8,756
*,1	TSEC Corp.	6,996,803	8,583
[1]	Systex Corp.	2,290,140	8,407
*,1	BES Engineering Corp.	19,350,468	8,392
	ITE Technology Inc.	2,210,399	8,389
[1]	Evergreen Aviation Technologies Corp.	1,644,000	8,372
[1]	Machvision Inc.	561,852	8,340
[1]	Yulon Motor Co. Ltd.	8,339,958	8,201
[1]	Nichidenbo Corp.	2,799,000	8,197
*,1	Etron Technology Inc.	4,247,767	8,167
[1]	EVERGREEN Steel Corp.	2,509,000	8,154
	TTY Biopharm Co. Ltd.	2,973,457	8,048
*,1	Chung Hung Steel Corp.	12,810,000	8,039
[1]	Farglory Land Development Co. Ltd.	3,804,158	8,018
[1]	Merida Industry Co. Ltd.	2,986,004	7,986
*,1	FLEXium Interconnect Inc.	4,227,334	7,959
[1]	Nan Pao Resins Chemical Co. Ltd.	785,000	7,713
	Chang Wah Technology Co. Ltd.	4,193,000	7,670
[1]	Anpec Electronics Corp.	909,000	7,477
[1]	Shinkong Synthetic Fibers Corp.	15,791,312	7,469
*,1	HannStar Display Corp.	28,315,793	7,454
	Global Mixed Mode Technology Inc.	967,342	7,411
[1]	Far Eastern Department Stores Ltd.	10,591,887	7,390

		Shares	Market Value ($000)
*	CSBC Corp. Taiwan	10,609,257	7,352
	Shiny Chemical Industrial Co. Ltd.	1,596,500	7,227
[1]	Airoha Technology Corp.	524,000	7,207
[1]	Nan Kang Rubber Tire Co. Ltd.	6,367,201	7,193
*	Lumosa Therapeutics Co. Ltd.	1,279,354	7,151
[1]	Scientech Corp.	692,000	7,113
[1]	Gloria Material Technology Corp.	6,554,126	7,091
[1]	Taiflex Scientific Co. Ltd.	2,564,592	7,086
[1]	Chang Wah Electromaterials Inc.	4,857,000	7,079
[1]	Wowprime Corp.	1,037,593	7,007
[1]	momo.com Inc.	1,174,153	7,005
[1]	Sinon Corp.	4,851,000	6,991
[1]	Sakura Development Co. Ltd.	4,654,032	6,968
[1]	Advanced Wireless Semiconductor Co.	1,943,030	6,868
	Union Bank of Taiwan	11,586,580	6,867
	Tainan Spinning Co. Ltd.	15,737,940	6,789
*	United Renewable Energy Co. Ltd.	19,119,408	6,775
[1]	Solomon Technology Corp.	1,619,000	6,732
*,1	Episil Technologies Inc.	3,545,233	6,703
	Grape King Bio Ltd.	1,718,683	6,606
[1]	Chenming Electronic Technology Corp.	1,847,325	6,570
	AUO Corp. ADR	1,532,773	6,514
	Raydium Semiconductor Corp.	874,000	6,410
[1]	Depo Auto Parts Ind Co. Ltd.	1,336,025	6,385
[1]	Holy Stone Enterprise Co. Ltd.	1,936,982	6,377
[1]	Hota Industrial Manufacturing Co. Ltd.	3,267,801	6,362
[1]	Cheng Loong Corp.	11,311,761	6,360
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	6,358
[1]	China Motor Corp.	3,602,222	6,336
[1]	Fitipower Integrated Technology Inc.	1,345,121	6,244
[1]	Evergreen International Storage & Transport Corp.	3,471,896	6,209
	Chin-Poon Industrial Co. Ltd.	5,113,799	6,174
[1]	Chong Hong Construction Co. Ltd.	2,485,790	6,102
[1]	Synmosa Biopharma Corp.	5,900,160	6,067
[1]	Via Technologies Inc.	3,703,909	6,063
[1]	Fulgent Sun International Holding Co. Ltd.	2,029,102	6,061
[1]	Taiwan Semiconductor Co. Ltd.	3,014,342	6,060
[1]	TCI Co. Ltd.	1,233,788	5,974
[1]	Weikeng Industrial Co. Ltd.	6,091,000	5,935
	Formosa Taffeta Co. Ltd.	11,254,498	5,921
[1]	Zero One Technology Co. Ltd.	1,666,000	5,874
*,1	Yieh Phui Enterprise Co. Ltd.	11,867,813	5,861
[1]	Cheng Uei Precision Industry Co. Ltd.	4,731,595	5,817
*,1	Grand Pacific Petrochemical	13,573,951	5,812
[1]	Kenmec Mechanical Engineering Co. Ltd.	2,638,363	5,792
[1]	O-Bank Co. Ltd.	19,747,547	5,726
[1]	TPK Holding Co. Ltd.	4,615,313	5,665
	Ton Yi Industrial Corp.	9,975,324	5,654
[1]	Taiwan Paiho Ltd.	3,555,592	5,628
	Stark Technology Inc.	1,282,000	5,616
	Kenda Rubber Industrial Co. Ltd.	8,912,097	5,585
	Cathay Real Estate Development Co. Ltd.	7,962,505	5,572
[1]	Nuvoton Technology Corp.	2,834,000	5,571
	Universal Cement Corp.	5,922,240	5,557
[1]	Lai Yih Footwear Co. Ltd.	779,000	5,555
[1]	M31 Technology Corp.	374,276	5,540
	UPI Semiconductor Corp.	865,000	5,538
[1]	Clevo Co.	4,695,546	5,534
[1]	Sporton International Inc.	996,138	5,518
[1]	SDI Corp.	1,967,876	5,486
[1]	G Shank Enterprise Co. Ltd.	2,065,335	5,442
[1]	Run Long Construction Co. Ltd.	5,454,656	5,433
[1]	Ichia Technologies Inc.	3,262,439	5,427
[1]	Hotai Finance Co. Ltd.	2,820,120	5,418
[1]	Pegavision Corp.	587,542	5,399
[1]	Thinking Electronic Industrial Co. Ltd.	1,018,000	5,357
[1]	Formosa International Hotels Corp.	894,756	5,327
[1]	Johnson Health Tech Co. Ltd.	1,139,092	5,317
	Standard Foods Corp.	5,722,849	5,265
	Brighton-Best International Taiwan Inc.	4,732,367	5,172

		Shares	Market Value ($000)
[1]	Chicony Power Technology Co. Ltd.	2,011,000	5,159
*,1	Intelligo Technology Inc.	408,000	5,152
	Taiwan Sakura Corp.	1,921,006	5,077
[1]	Channel Well Technology Co. Ltd.	2,557,000	5,072
[1]	Gemtek Technology Corp.	5,598,668	5,052
[1]	Altek Corp.	4,066,710	5,032
[1]	JPC connectivity Inc.	1,125,887	5,022
[1]	China Steel Chemical Corp.	2,132,245	5,015
	Kuo Toong International Co. Ltd.	3,059,809	4,995
*,1	EirGenix Inc.	2,526,277	4,979
[1]	Kindom Development Co. Ltd.	5,040,035	4,939
[1]	FocalTech Systems Co. Ltd.	2,906,403	4,919
	AmTRAN Technology Co. Ltd.	7,647,615	4,915
[1]	Lian HWA Food Corp.	1,647,800	4,909
*,1	TaiMed Biologics Inc.	2,712,263	4,877
	CMC Magnetics Corp.	14,021,253	4,771
[1]	Allied Supreme Corp.	622,000	4,748
[1]	Materials Analysis Technology Inc.	738,000	4,745
[1]	YungShin Global Holding Corp.	2,627,898	4,648
	Topkey Corp.	919,000	4,619
[1]	Hu Lane Associate Inc.	1,245,991	4,603
[1]	RichWave Technology Corp.	1,224,337	4,599
*,1	Sunplus Technology Co. Ltd.	6,584,752	4,580
*,1	Andes Technology Corp.	601,000	4,528
[1]	HD Renewable Energy Co. Ltd.	1,206,134	4,488
	China Bills Finance Corp.	8,681,028	4,484
[1]	Promate Electronic Co. Ltd.	3,165,564	4,391
*,1	Medigen Vaccine Biologics Corp.	3,646,336	4,363
[1]	ASROCK Inc.	640,000	4,351
*,1	Phihong Technology Co. Ltd.	4,755,768	4,349
*	International CSRC Investment Holdings Co.	11,477,159	4,327
[1]	Zyxel Group Corp.	3,720,952	4,278
*	Foresee Pharmaceuticals Co. Ltd.	1,592,310	4,180
[1]	Weltrend Semiconductor	2,529,182	4,168
[1]	Swancor Holding Co. Ltd.	1,132,426	4,162
[1]	JSL Construction & Development Co. Ltd.	2,758,568	4,112
[1]	CyberPower Systems Inc.	715,000	4,106
[1]	Delpha Construction Co. Ltd.	4,928,000	4,105
*,1	Taiwan-Asia Semiconductor Corp.	5,068,266	4,094
[1]	Lingsen Precision Industries Ltd.	4,740,421	4,084
[1]	Flytech Technology Co. Ltd.	1,406,785	4,081
[1]	Kaimei Electronic Corp.	1,416,200	4,064
[1]	Posiflex Technology Inc.	712,612	4,019
*	Ritek Corp.	9,200,658	3,957
[1]	Hsin Kuang Steel Co. Ltd.	3,142,403	3,933
	TSRC Corp.	8,126,009	3,923
*,1	Holtek Semiconductor Inc.	2,646,952	3,918
[1]	Everlight Chemical Industrial Corp.	5,946,329	3,914
	Continental Holdings Corp.	5,442,000	3,913
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,119,703	3,889
[1]	Chief Telecom Inc.	381,800	3,888
*,1	Gigastorage Corp.	4,381,817	3,856
[1]	USI Corp.	10,061,641	3,849
*,1	General Interface Solution GIS Holding Ltd.	3,121,276	3,840
	UPC Technology Corp.	10,826,277	3,828
	Bank of Kaohsiung Co. Ltd.	10,022,200	3,819
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,788
	Chun Yuan Steel Industry Co. Ltd.	5,493,000	3,761
[1]	Formosa Sumco Technology Corp.	849,000	3,760
	Dimerco Express Corp.	1,491,843	3,734
[1]	Genesys Logic Inc.	1,179,000	3,734
[1]	Sincere Navigation Corp.	4,024,309	3,716
*	China Man-Made Fiber Corp.	16,529,236	3,686
*,1	Egis Technology Inc.	1,025,582	3,685
[1]	Syncmold Enterprise Corp.	1,701,099	3,673
	TYC Brother Industrial Co. Ltd.	2,343,099	3,669
[1]	YC INOX Co. Ltd.	5,139,049	3,652
*	RDC Semiconductor Co. Ltd.	803,120	3,616
*,1	Microbio Co. Ltd.	5,639,733	3,593
[1]	Motech Industries Inc.	4,846,988	3,586

		Shares	Market Value ($000)
[1]	Advanced International Multitech Co. Ltd.	1,572,115	3,529
[1]	Great Tree Pharmacy Co. Ltd.	1,152,650	3,497
	Ho Tung Chemical Corp.	12,091,141	3,485
[1]	TaiDoc Technology Corp.	817,645	3,481
[1]	D-Link Corp.	6,872,584	3,424
*,1	Fittech Co. Ltd.	929,810	3,423
*,1	CyberTAN Technology Inc.	4,173,006	3,412
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,399
[1]	Alpha Networks Inc.	3,181,750	3,315
[1]	Waffer Technology Corp.	1,831,294	3,312
[1]	Forcecon Tech Co. Ltd.	1,233,950	3,293
[1]	Actron Technology Corp.	792,577	3,254
	Rechi Precision Co. Ltd.	4,010,896	3,238
*	Longchen Paper & Packaging Co. Ltd.	10,226,091	3,231
*,1	Oriental Union Chemical Corp.	7,666,474	3,228
[1]	Elitegroup Computer Systems Co. Ltd.	3,791,479	3,219
[1]	IEI Integration Corp.	1,549,669	3,128
*,1	Career Technology MFG. Co. Ltd.	6,055,366	3,126
[1]	TA-I Technology Co. Ltd.	1,490,535	3,085
	Ambassador Hotel	2,214,000	3,049
*,1	Lung Yen Life Service Corp.	1,898,221	3,031
[1]	Gourmet Master Co. Ltd.	1,275,237	3,021
	Hung Sheng Construction Ltd.	4,719,107	3,005
*	Taiwan TEA Corp.	7,217,399	2,995
[1]	Amazing Microelectronic Corp.	1,112,526	2,966
[1]	Shinfox Energy Co. Ltd.	1,966,723	2,958
[1]	Advanced Ceramic X Corp.	600,971	2,943
	Sampo Corp.	3,789,497	2,899
	T3EX Global Holdings Corp.	1,389,000	2,865
[1]	Infortrend Technology Inc.	2,595,873	2,854
	Xxentria Technology Materials Corp.	2,344,343	2,836
[1]	Advancetek Enterprise Co. Ltd.	3,003,000	2,835
[1]	China Metal Products	3,659,113	2,829
*,1	Adimmune Corp.	4,670,575	2,824
[1]	PharmaEngine Inc.	1,321,477	2,795
[1]	Nantex Industry Co. Ltd.	3,718,409	2,792
	Mercuries & Associates Holding Ltd.	5,839,111	2,771
[1]	Cub Elecparts Inc.	942,100	2,759
*,1	Tong-Tai Machine & Tool Co. Ltd.	2,608,126	2,756
	Radium Life Tech Co. Ltd.	8,116,058	2,756
*,1	Apex International Co. Ltd.	2,700,042	2,717
[1]	FSP Technology Inc.	1,631,071	2,668
	Firich Enterprises Co. Ltd.	3,544,652	2,660
[1]	Universal Vision Biotechnology Co. Ltd.	583,580	2,651
[1]	Gamania Digital Entertainment Co. Ltd.	1,656,424	2,649
[1]	Namchow Holdings Co. Ltd.	2,197,971	2,621
[1]	Adlink Technology Inc.	1,325,484	2,608
[1]	ZillTek Technology Corp.	442,000	2,574
	Darfon Electronics Corp.	2,597,164	2,556
[1]	Savior Lifetec Corp.	3,838,851	2,520
	ScinoPharm Taiwan Ltd.	3,228,946	2,513
[1]	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,470
	Formosan Rubber Group Inc.	3,072,375	2,438
[1]	St. Shine Optical Co. Ltd.	653,727	2,346
	Zeng Hsing Industrial Co. Ltd.	767,774	2,336
	Bioteque Corp.	602,525	2,298
[1]	Brogent Technologies Inc.	694,771	2,279
	Asia Polymer Corp.	5,172,624	2,273
	Chlitina Holding Ltd.	692,231	2,267
[1]	China General Plastics Corp.	5,741,597	2,266
	Sonix Technology Co. Ltd.	1,963,316	2,262
*	HannsTouch Holdings Co.	7,680,304	2,251
*,3	OBI Pharma Inc.	2,544,353	2,234
	Syntec Technology Co. Ltd.	72,000	2,198
*,1	Taiwan Mask Corp.	1,774,000	2,197
	Tyntek Corp.	3,566,095	2,194
[1]	Soft-World International Corp.	667,372	2,158
*,1	Chung Hwa Pulp Corp.	5,493,818	2,155
[1]	Darwin Precisions Corp.	5,276,313	2,138
[1]	Yungshin Construction & Development Co. Ltd.	1,122,142	2,116

		Shares	Market Value ($000)
	Wei Chuan Foods Corp.	4,560,709	2,114
	Chia Hsin Cement Corp.	4,644,720	2,093
*	Lealea Enterprise Co. Ltd.	10,022,721	2,078
[1]	KMC Kuei Meng International Inc.	719,000	2,068
	Sinyi Realty Inc.	2,944,300	2,052
	91APP Inc.	976,931	2,052
[1]	Sensortek Technology Corp.	348,000	2,027
[1]	Rich Development Co. Ltd.	7,889,885	1,985
	Panion & BF Biotech Inc.	957,163	1,983
*	Taiwan Styrene Monomer	6,733,977	1,903
*,1	Federal Corp.	2,865,195	1,844
[1]	Huang Hsiang Construction Corp.	1,554,932	1,832
[1]	AGV Products Corp.	5,439,983	1,830
[1]	CHC Healthcare Group	1,678,222	1,806
	Hong Pu Real Estate Development Co. Ltd.	2,502,931	1,786
	Tung Thih Electronic Co. Ltd.	977,526	1,751
	Cyberlink Corp.	663,066	1,750
[1]	Speed Tech Corp.	1,513,000	1,746
*	First Steamship Co. Ltd.	9,797,441	1,716
	KEE TAI Properties Co. Ltd.	5,005,988	1,714
*	Shining Building Business Co. Ltd.	5,641,769	1,613
	Cenra Inc.	1,477,883	1,593
[1]	Iron Force Industrial Co. Ltd.	520,907	1,584
*	Polaris Group	1,601,919	1,578
*	Kuo Yang Construction Co. Ltd.	2,670,000	1,569
*	Medigen Biotechnology Corp.	1,500,797	1,564
[1]	China Electric Manufacturing Corp.	3,784,227	1,563
	Taiyen Biotech Co. Ltd.	1,518,580	1,521
[1]	Ultra Chip Inc.	1,008,000	1,519
*	HERON NEUTRON MEDICAL Corp.	110,000	1,509
[1]	Rexon Industrial Corp. Ltd.	1,772,000	1,488
*	ALI Corp.	1,829,017	1,487
*	Li Peng Enterprise Co. Ltd.	8,260,714	1,445
*,1	PChome Online Inc.	1,485,259	1,329
	Basso Industry Corp.	1,137,339	1,236
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			38,414,044
Thailand (0.4%)
	Delta Electronics Thailand PCL (Foreign)	41,932,410	271,311
	PTT PCL (Foreign)	179,781,065	194,071
	Advanced Info Service PCL (Foreign)	15,627,025	173,310
	Kasikornbank PCL (Foreign)	25,627,029	153,058
	CP ALL PCL (Foreign)	79,058,500	108,994
	SCB X PCL (Foreign)	24,575,353	105,792
	Bangkok Dusit Medical Services PCL (Foreign)	158,600,967	101,145
*	Gulf Development PCL (Foreign)	65,299,719	97,134
	Airports of Thailand PCL (Foreign)	55,360,964	88,378
	Krung Thai Bank PCL (Foreign)	86,968,691	78,040
	PTT Exploration & Production PCL (Foreign)	19,270,217	75,332
	Central Pattana PCL (Foreign)	36,483,011	66,743
	Siam Cement PCL (Foreign)	10,032,247	65,504
	True Corp. PCL (Foreign)	141,197,236	52,002
[1]	Bumrungrad Hospital PCL (Foreign)	8,409,943	44,744
	Bangkok Bank PCL (Foreign)	8,341,664	41,846
	Minor International PCL (Foreign)	53,776,001	38,987
[1]	TMBThanachart Bank PCL (Foreign)	551,153,174	35,332
[1]	Charoen Pokphand Foods PCL (Foreign)	50,588,412	33,138
	Tisco Financial Group PCL (Foreign)	8,620,509	30,791
	PTT Global Chemical PCL (Foreign)	31,056,481	24,367
	Central Retail Corp. PCL (Foreign)	39,029,322	24,354
	Digital Telecommunications Infrastructure Fund	75,604,289	22,741
[1]	Thai Oil PCL (Foreign)	15,774,849	21,455
[1]	Kiatnakin Phatra Bank PCL (Foreign)	8,339,220	19,074
	Banpu PCL (Foreign)	111,524,312	18,965
[1]	Indorama Ventures PCL (Foreign)	27,250,283	17,647
	Thanachart Capital PCL (Foreign)	8,817,402	16,527
[1]	PTT Oil & Retail Business PCL (Foreign)	36,729,183	15,818
[1]	Home Product Center PCL (Foreign)	68,633,661	15,439

		Shares	Market Value ($000)
[1]	Bangkok Expressway & Metro PCL (Foreign)	84,786,386	14,145
	Krungthai Card PCL (Foreign)	14,707,839	13,375
[1]	Land & Houses PCL (Foreign)	106,558,488	13,200
	Ratch Group PCL (Foreign)	12,855,354	12,662
	WHA Corp. PCL (Foreign)	112,791,915	12,429
	Thai Union Group PCL (Foreign)	33,036,360	12,379
[1]	Bangchak Corp. PCL (Foreign)	12,305,350	11,834
	3BB Internet Infrastructure Fund	56,257,554	11,511
[1]	TIDLOR Holdings PCL (Foreign)	21,248,119	11,454
	Osotspa PCL (Foreign)	20,087,083	11,227
	Srisawad Corp. PCL (Foreign)	14,161,238	11,182
[1]	Thai Life Insurance PCL (Foreign)	28,704,500	10,827
[1]	CP Axtra PCL (Foreign)	23,022,488	10,805
	Electricity Generating PCL (Foreign)	2,895,338	10,775
	Muangthai Capital PCL (Foreign)	9,854,631	10,559
	Com7 PCL (Foreign)	15,006,214	10,426
[1]	Global Power Synergy PCL (Foreign)	9,227,276	10,369
	CPN Retail Growth Leasehold REIT	27,974,288	10,030
	SCG Packaging PCL (Foreign)	14,654,709	9,267
	AP Thailand PCL (Foreign)	32,107,170	9,229
[1]	Central Plaza Hotel PCL (Foreign)	8,136,352	9,088
[1]	Supalai PCL (Foreign)	15,359,263	8,877
[1]	Sansiri PCL (Foreign)	198,099,221	8,635
*	BTS Group Holdings PCL (Foreign)	119,828,134	8,278
	WHA Premium Growth Freehold & Leasehold REIT	23,419,875	7,950
[1]	Asset World Corp. PCL (Foreign)	111,625,398	7,703
[1]	KCE Electronics PCL (Foreign)	12,202,775	7,279
[1]	Carabao Group PCL (Foreign)	5,195,506	7,126
	Thailand Future Fund	31,039,989	6,510
	Cal-Comp Electronics Thailand PCL (Foreign)	42,801,700	6,474
*,1	Energy Absolute PCL (Foreign)	73,664,688	6,418
[1]	Thaifoods Group PCL (Foreign)	41,288,105	6,236
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	6,205
[1]	CH Karnchang PCL (Foreign)	15,405,948	6,119
	TTW PCL (Foreign)	19,415,031	5,674
	Mega Lifesciences PCL (Foreign)	4,817,756	5,521
	MBK PCL (Foreign)	9,611,038	5,501
[1]	Berli Jucker PCL (Foreign)	11,407,928	5,227
	Bangkok Life Assurance PCL NVDR	7,657,931	5,183
[1]	IRPC PCL (Foreign)	139,524,624	5,148
	Star Petroleum Refining PCL (Foreign)	23,822,232	5,127
[1]	Siam Global House PCL (Foreign)	23,335,228	5,102
[1]	Amata Corp. PCL (Foreign)	10,230,975	5,083
	Bangkok Airways PCL (Foreign)	10,359,993	5,020
	Betagro PCL (Foreign)	9,263,400	5,010
[1]	Bangkok Chain Hospital PCL (Foreign)	15,486,130	4,966
[1]	Hana Microelectronics PCL (Foreign)	8,690,153	4,812
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,782,971	4,796
[1]	I-TAIL Corp. PCL (Foreign)	8,668,900	4,732
	B Grimm Power PCL (Foreign)	11,113,952	4,505
	Thai Vegetable Oil PCL (Foreign)	5,989,002	4,451
*,1	Jasmine Technology Solution PCL (Foreign)	2,574,301	4,378
	Tipco Asphalt PCL (Foreign)	9,400,267	4,211
[1]	Sri Trang Gloves Thailand PCL (Foreign)	14,480,596	4,122
	BCPG PCL (Foreign)	17,588,674	3,963
	AEON Thana Sinsap Thailand PCL (Foreign)	1,197,968	3,673
	Quality Houses PCL (Foreign)	86,171,943	3,536
*	Thonburi Healthcare Group PCL (Foreign)	12,294,057	3,354
[1]	Chularat Hospital PCL (Foreign)	65,481,152	3,265
[1]	Dhipaya Group Holdings PCL (Foreign)	5,040,272	3,233
	Bangkok Life Assurance PCL (Foreign)	4,576,915	3,098
*	Stecon Group PCL (Foreign)	12,275,801	3,088
	VGI PCL (Foreign)	111,815,650	3,052
[1]	TOA Paint Thailand PCL (Foreign)	6,522,860	3,008
	Gunkul Engineering PCL (Foreign)	50,569,895	2,920
[1]	Plan B Media PCL (Foreign)	24,954,455	2,891
	Thoresen Thai Agencies PCL (Foreign)	20,251,791	2,717
	PTG Energy PCL (Foreign)	11,321,077	2,715
	Siam City Cement PCL (Foreign)	592,543	2,705
[1]	JMT Network Services PCL (Foreign)	8,113,317	2,184

		Shares	Market Value ($000)
*	Thaicom PCL (Foreign)	7,422,078	2,164
	MK Restaurants Group PCL (Foreign)	3,606,740	2,159
	Precious Shipping PCL (Foreign)	10,346,197	2,091
*,1	Jasmine International PCL (Foreign)	48,238,818	1,965
	Bangkok Land PCL (Foreign)	134,107,241	1,918
	GFPT PCL (Foreign)	6,273,595	1,911
[1]	TPI Polene Power PCL (Foreign)	31,531,012	1,834
[1]	Dohome PCL (Foreign)	16,049,712	1,796
	Jaymart Group Holdings PCL (Foreign)	7,730,087	1,778
	CK Power PCL (Foreign)	24,072,519	1,747
	SPCG PCL (Foreign)	5,675,234	1,731
*	SKY ICT PCL (Foreign)	4,776,897	1,611
[1]	Major Cineplex Group PCL (Foreign)	5,287,779	1,109
	Pruksa Real Estate PCL (Foreign)	7,721,100	442
			2,554,849
Turkiye (0.3%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	17,320,412	121,198
	Akbank TAS	44,967,722	96,189
[1]	BIM Birlesik Magazalar A/S	6,278,603	95,816
[1]	KOC Holding A/S	16,131,248	77,153
[1]	Turkiye Petrol Rafinerileri A/S	13,280,416	74,836
[1]	Turk Hava Yollari AO	8,010,306	56,029
[1]	Haci Omer Sabanci Holding A/S	19,913,063	50,110
*	Kiler Holding A/S	3,489,925	47,362
[1]	Turkcell Iletisim Hizmetleri A/S	17,256,977	46,509
[1]	Turkiye Is Bankasi A/S Class C	119,764,783	46,040
*,1	Yapi ve Kredi Bankasi A/S	47,752,865	45,102
[1]	Eregli Demir ve Celik Fabrikalari TAS	51,027,091	33,033
[1]	Turkiye Garanti Bankasi A/S	8,600,543	31,923
[1]	Enka Insaat ve Sanayi A/S	12,967,762	29,137
[1]	Ford Otomotiv Sanayi A/S	10,245,917	26,781
*,1	TAV Havalimanlari Holding A/S	2,567,579	20,560
[1]	Coca-Cola Icecek A/S	11,634,110	19,285
[1]	Migros Ticaret A/S	1,308,733	19,169
	Turkiye Sise ve Cam Fabrikalari A/S	18,149,638	19,064
[1]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	5,151,534	18,915
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	4,844,573	16,562
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,809,325	16,349
*,1	Destek Finans Faktoring A/S	881,482	16,175
*,1	Pegasus Hava Tasimaciligi A/S	3,383,988	15,889
	AG Anadolu Grubu Holding A/S	16,706,296	13,436
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,763,267	13,259
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	28,060,750	12,416
*,1	Turk Altin Isletmeleri A/S	9,477,644	11,831
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	11,179,374	11,785
*	Gubre Fabrikalari TAS	1,051,812	11,644
*	Isiklar Enerji ve Yapi Holding A/S	6,689,434	11,604
*,2	MLP Saglik Hizmetleri A/S	1,046,521	11,341
	Katilimevim Tasarruf Finansman A/S	12,426,811	10,960
*,1	Sasa Polyester Sanayi A/S	184,961,931	10,852
*,1	Turk Telekomunikasyon A/S	6,887,743	10,492
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	10,287,071	9,735
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	271,882	9,464
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,150,709	9,074
*,1	Turkiye Halk Bankasi A/S	8,755,985	8,852
[1]	Ulker Biskuvi Sanayi A/S	2,765,325	8,628
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,822,724	8,599
[1]	Oyak Cimento Fabrikalari A/S	13,429,311	8,540
*,1	TR Anadolu Metal Madencilik Isletmeleri A/S	2,583,594	8,488
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,613,011	8,375
*,1	Turkiye Vakiflar Bankasi TAO	9,882,467	8,337
*,1	Arcelik A/S	3,117,501	8,193
	Is Yatirim Menkul Degerler A/S	7,360,215	8,136
*	Ral Yatirim Holding A/S	1,861,218	8,060
[2]	Enerjisa Enerji A/S	3,337,155	8,040
	Enerya Enerji A/S	35,182,977	8,031
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	536,095	7,937
	Turkiye Sigorta A/S	27,042,258	7,573
*,1	Petkim Petrokimya Holding A/S	16,971,000	7,204

		Shares	Market Value ($000)
*	Tera Yatirim Menkul Degerler A/S	1,504,337	7,200
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	16,936,218	7,166
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,742,886	6,978
*,1	Sok Marketler Ticaret A/S	4,306,709	6,435
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,214,807	6,415
*	Aksa Enerji Uretim A/S Class B	3,665,540	6,222
	Anadolu Anonim Turk Sigorta Sirketi	9,240,792	6,076
	LDR Turizm A/S	3,671,920	6,070
*,1	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,787,068	5,919
[1]	Alarko Holding A/S	2,374,954	5,917
	Global Yatirim Holding A/S	17,326,689	5,851
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,906,283	5,815
*	Turkiye Sinai Kalkinma Bankasi A/S	17,561,766	5,697
[1]	Dogan Sirketler Grubu Holding A/S	11,206,223	5,597
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,131,624	5,570
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,380,084	5,442
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,956,367	5,362
*	Tera Yatirim Teknoloji Holding A/S	15,802,380	5,048
*	Otokar Otomotiv ve Savunma Sanayi A/S	505,117	5,023
	Borusan Yatirim ve Pazarlama A/S	94,619	5,022
	Aksa Akrilik Kimya Sanayii A/S	19,636,228	5,002
	Turk Traktor ve Ziraat Makineleri A/S	359,864	4,897
*,1	Baticim Bati Anadolu Cimento Sanayii A/S	41,690,235	4,628
	Nuh Cimento Sanayi A/S	836,963	4,624
	Aygaz A/S	837,316	4,620
*	Lydia Holding A/S	1,125,043	4,618
	TAB Gida Sanayi ve Ticaret A/S	725,208	4,485
*	Peker Gayrimenkul Yatirim Ortakligi A/S	19,394,318	4,467
	Efor Yatirim Sanayi Ticaret A/S	8,279,350	4,338
*,1	Hektas Ticaret TAS	52,553,706	4,072
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	33,018,874	4,006
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,076,582	3,985
	Albaraka Turk Katilim Bankasi A/S	18,295,621	3,895
	Sekerbank Turk A/S	18,053,886	3,794
*	BatiSoke Soke Cimento Sanayii TAS	5,963,452	3,743
*	Bera Holding A/S	8,820,343	3,658
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,242,758	3,467
*,1	MIA Teknoloji A/S	4,043,615	3,463
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	393,560	3,448
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,586,921	3,434
	AKIS Gayrimenkul Yatirimi A/S	16,880,612	3,399
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	3,388
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	411,157	3,343
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,164,177	3,233
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,597	3,117
[1]	Tekfen Holding A/S	1,747,704	3,085
*	Can2 Termik A/S	63,393,791	3,052
*,1	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,202,372	2,973
	Agesa Hayat ve Emeklilik A/S	505,399	2,924
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,890,387	2,915
*	Grainturk Tarim A/S	571,853	2,914
	Anadolu Hayat Emeklilik A/S	1,015,456	2,886
*	Izdemir Enerji Elektrik Uretim A/S	13,053,765	2,863
*	Fenerbahce Futbol A/S	37,107,975	2,828
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	2,820
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,207,202	2,814
*	DAP Gayrimenkul Gelistirme A/S Class C	10,935,114	2,720
[1]	Kontrolmatik Enerji ve Muhendislik A/S	11,909,286	2,689
	EGE Endustri ve Ticaret A/S	15,763	2,685
	Akcansa Cimento A/S	582,443	2,608
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	538,284	2,411
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,094,999	2,407
	Ronesans Gayrimenkul Yatirim A/S Class B	628,310	2,338
*	NET Holding A/S	2,106,029	2,328
*	Tukas Gida Sanayi ve Ticaret A/S	33,743,397	2,254
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	2,088
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,049
*	Biotrend Cevre ve Enerji Yatirimlari A/S	4,663,987	2,045
*	Adese Gayrimenkul Yatirim A/S	67,312,455	2,044
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	2,042

		Shares	Market Value ($000)
*,1	Zorlu Enerji Elektrik Uretim A/S	26,607,682	2,024
*	YEO Teknoloji Enerji ve Endustri A/S	1,986,116	1,985
*	Karel Elektronik Sanayi ve Ticaret A/S	9,122,454	1,939
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,937,252	1,919
*	Is Finansal Kiralama A/S	3,871,593	1,914
	Iskenderun Demir ve Celik A/S	1,996,079	1,873
*	Kayseri Seker Fabrikasi A/S	16,337,672	1,841
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	1,832
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,829,930	1,830
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,702,283	1,796
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	5,555,238	1,796
*	Politeknik Metal Sanayi ve Ticaret A/S	12,075	1,751
	Bursa Cimento Fabrikasi A/S	10,863,079	1,740
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,740
*	Altinay Savunma Teknolojileri A/S	4,545,502	1,711
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,535,886	1,650
*	Pasifik Teknoloji A/S	3,609,635	1,628
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,992,124	1,615
*	Aksigorta A/S	8,479,628	1,611
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	1,562
*	Investco Holding A/S	273,330	1,558
	SUN Tekstil Sanayi ve Ticaret A/S	1,566,629	1,537
*	Izmir Demir Celik Sanayi A/S	8,911,029	1,496
	Galata Wind Enerji A/S	2,414,520	1,468
	Celebi Hava Servisi A/S	34,646	1,452
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,497,200	1,416
*	Oyak Yatirim Menkul Degerler A/S	1,279,400	1,388
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	7,242,423	1,360
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,347
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,323
*	Kartonsan Karton Sanayi ve Ticaret A/S	691,051	1,286
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,276
*	Hitit Bilgisayar Hizmetleri A/S	1,205,016	1,258
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,248
*	Polisan Holding A/S	2,971,447	1,244
*	Qua Granite Hayal	19,842,867	1,203
*	Konya Cimento Sanayii A/S	11,528	1,201
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,190
*	Kervan Gida Sanayi ve Ticaret A/S Class B	15,509,152	1,147
	Ebebek Magazacilik A/S Class B	818,649	1,134
	Escar Turizm Tasimacilik Ticaret A/S	1,705,313	1,100
*	Aydem Yenilenebilir Enerji A/S	1,902,238	1,095
	Suwen Tekstil Sanayi Pazarlama A/S	5,007,439	1,031
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	3,121,906	1,029
*	Reeder Teknoloji Sanayi ve Ticaret A/S	6,297,356	1,017
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,000
*	Imas Makina Sanayi A/S	8,946,079	994
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	2,505,375	922
*	Kordsa Teknik Tekstil A/S	731,090	905
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	904
*,1	Marmara Holding A/S	14,755,658	870
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	866
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,198,558	828
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	152,126	806
*	Esenboga Elektrik Uretim A/S	8,768,614	796
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,815,876	779
*	Tat Gida Sanayi A/S	2,289,588	748
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	348,118	725
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,765,743	722
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	492,041	706
*	Blume Metal Chemical ASA	210,481	223
			1,683,158
United Arab Emirates (0.5%)
	Emaar Properties PJSC	90,932,416	371,977
	First Abu Dhabi Bank PJSC	64,622,858	327,427
	Emirates Telecommunications Group Co. PJSC	50,939,143	273,232
	Emirates NBD Bank PJSC	26,440,966	223,934
	Abu Dhabi Commercial Bank PJSC	46,146,808	191,412
	Aldar Properties PJSC	55,690,946	145,588

		Shares	Market Value ($000)
	Abu Dhabi Islamic Bank PJSC	21,285,326	141,167
	Dubai Islamic Bank PJSC	42,334,547	111,373
	Dubai Electricity & Water Authority PJSC	131,644,686	108,299
	Adnoc Gas plc	101,085,047	99,423
	Emaar Development PJSC	12,223,718	57,292
*	Alpha Dhabi Holding PJSC	23,147,609	56,269
	ADNOC Drilling Co. PJSC	38,508,413	55,907
	Salik Co. PJSC	27,225,140	47,312
	Abu Dhabi National Oil Co. for Distribution PJSC	41,815,001	46,684
	Air Arabia PJSC	33,455,585	45,405
*	Modon Holding PSC	46,377,310	42,721
	ADNOC Logistics & Services	23,937,463	36,581
*	Two Point Zero Group PJSC	56,367,310	34,641
	Dubai Investments PJSC	30,166,709	32,878
	Borouge plc	44,045,847	31,305
	Agility Global plc	84,146,519	30,935
	GFH Financial Group BSC	43,077,183	24,656
	Pure Health Holding PJSC	32,819,664	24,398
	Dana Gas PJSC	81,669,088	20,774
	Parkin Co. PJSC	10,927,829	18,400
	NMDC Group PJSC	3,273,312	18,332
*	Abu Dhabi Ports Co. PJSC	12,658,329	17,799
	Talabat Holding plc	68,906,017	17,463
	Americana Restaurants International plc - Foreign Co. (XADS)	38,355,489	16,277
	Abu Dhabi National Hotels	124,362,366	14,818
	Emirates Central Cooling Systems Corp.	29,617,475	14,193
	Lulu Retail Holdings plc	45,304,952	13,459
*	Apex Investment Co. PSC	13,585,946	12,471
	Fertiglobe plc	16,858,381	12,445
*	Presight AI Holding plc	11,946,157	10,982
	Dubai Financial Market PJSC	23,637,840	10,676
*	Phoenix Group plc	38,374,513	10,337
*	RAK Properties PJSC	21,442,754	7,595
	Amanat Holdings PJSC	19,560,101	6,869
	Ajman Bank PJSC	16,302,540	6,570
*	Space42 plc	14,384,536	5,880
	Agthia Group PJSC	4,697,265	4,735
*	Gulf Navigation Holding PJSC	6,790,747	4,153
*	Ghitha Holding PJSC	565,660	2,596
	Americana Restaurants International plc - Foreign Co.	3,013,255	1,321
*	Aramex PJSC	1,820,601	1,072
	Sharjah Islamic Bank	666,374	648
*,3	Arabtec Holding PJSC	11,126,461	—
			2,810,681
United Kingdom (8.7%)
	HSBC Holdings plc	251,163,840	4,430,762
	AstraZeneca plc	21,927,339	4,085,372
	Shell plc	84,599,399	3,251,960
	Unilever plc	31,361,181	2,133,483
	Rolls-Royce Holdings plc	124,099,919	2,074,575
	British American Tobacco plc	31,047,906	1,875,716
	GSK plc	58,468,271	1,512,087
	BP plc	229,494,018	1,455,120
	Rio Tinto plc	15,119,470	1,379,415
	Barclays plc	203,579,083	1,358,700
	Lloyds Banking Group plc	865,828,074	1,292,858
	National Grid plc	72,479,497	1,231,394
	BAE Systems plc	44,005,493	1,194,615
	NatWest Group plc	118,241,687	1,077,748
	Glencore plc	153,828,853	1,048,706
	RELX plc	26,598,732	942,979
	Reckitt Benckiser Group plc	9,974,821	832,190
	London Stock Exchange Group plc	7,254,205	809,149
	Diageo plc	32,555,711	749,117
	Compass Group plc	24,823,577	744,346
	Anglo American plc	15,580,756	722,446
	Standard Chartered plc	26,793,449	685,549
	Haleon plc	130,355,334	681,746
	3i Group plc	14,005,837	643,416

		Shares	Market Value ($000)
	Prudential plc	37,680,376	618,909
	SSE plc	17,678,394	587,585
	Tesco plc	92,473,519	538,085
	Experian plc	13,417,872	508,198
	Imperial Brands plc	11,174,774	470,657
	Vodafone Group plc	273,734,071	403,135
	Ashtead Group plc	6,136,023	395,035
	Aviva plc	44,489,463	387,853
	Next plc	1,684,465	305,830
	Legal & General Group plc	82,110,795	298,129
	InterContinental Hotels Group plc	2,101,258	283,881
	Coca-Cola Europacific Partners plc	3,101,131	283,273
	Halma plc	5,494,245	266,848
	Antofagasta plc	4,991,984	247,360
	Rentokil Initial plc	36,794,057	228,374
	Informa plc	18,918,762	228,308
	BT Group plc	82,524,949	216,919
	Smith & Nephew plc	12,422,137	211,714
	Segro plc	19,833,019	206,632
	International Consolidated Airlines Group SA	32,224,357	185,132
	Sage Group plc	13,969,655	183,187
	Centrica plc	69,449,413	181,854
	United Utilities Group plc	10,020,892	171,613
	Weir Group plc	3,804,722	168,050
	Smiths Group plc	4,839,409	166,194
	Coca-Cola HBC AG	2,938,904	159,611
	Endeavour Mining plc	2,774,472	157,918
	Melrose Industries plc	18,357,951	157,840
	St. James's Place plc	7,480,410	156,231
	Severn Trent plc	3,881,847	155,917
	Marks & Spencer Group plc	30,049,860	150,706
	Diploma plc	1,969,761	143,500
*	Wise plc Class A	10,923,857	140,893
	Admiral Group plc	3,671,487	138,173
	Intertek Group plc	2,250,316	138,052
	IMI plc	3,593,474	135,698
	Beazley plc	8,586,651	133,398
	M&G plc	31,362,502	132,953
	Fresnillo plc	2,699,488	132,940
	Bunzl plc	4,725,972	132,531
	Pearson plc	9,392,153	123,535
	Kingfisher plc	25,315,530	116,664
	Games Workshop Group plc	483,533	112,803
	Phoenix Group Holdings plc	11,013,586	111,630
	Associated British Foods plc	4,267,376	111,525
	J Sainsbury plc	25,132,300	110,123
	Spirax Group plc	1,079,447	107,561
	Barratt Redrow plc	19,857,557	105,736
	Hiscox Ltd.	4,932,789	100,330
	ICG plc	3,995,993	99,434
	Land Securities Group plc	10,996,277	98,147
	Whitbread plc	2,548,981	95,149
[2]	Autotrader Group plc	12,640,190	93,177
	Howden Joinery Group plc	7,974,422	91,354
	LondonMetric Property plc	33,067,086	90,772
	IG Group Holdings plc	4,876,538	90,470
	Persimmon plc	4,637,630	89,308
	British Land Co. plc	14,632,640	83,464
[2]	Convatec Group plc	25,830,311	81,477
	Tritax Big Box REIT plc	35,364,901	80,276
*	Burberry Group plc	5,247,144	79,279
	Johnson Matthey plc	2,433,477	78,693
	Aberdeen Group plc	26,317,785	78,579
	Taylor Wimpey plc	52,464,017	76,700
	Croda International plc	2,048,999	76,571
	Rightmove plc	11,303,385	76,517
	Berkeley Group Holdings plc	1,344,623	75,970
[1]	Mondi plc	6,421,776	75,046
	Entain plc	8,783,086	72,866
	Babcock International Group plc	3,678,761	72,532

		Shares	Market Value ($000)
	Balfour Beatty plc	7,256,903	71,062
	Investec plc	8,544,476	70,955
	Schroders plc	10,744,298	66,547
	WPP plc	15,854,341	65,767
	Lion Finance Group plc	470,810	65,047
[1]	DCC plc	1,017,989	64,530
	RS Group plc	6,858,095	62,975
	Drax Group plc	5,069,771	62,556
	Bellway plc	1,660,776	61,806
*	Verisure plc	3,783,072	61,748
	Man Group plc	16,879,519	60,925
	Serco Group plc	14,533,511	59,674
	Rotork plc	12,031,857	58,388
	Plus500 Ltd.	1,004,196	57,803
*	Carnival plc	1,914,822	56,876
	ITV plc	49,889,792	55,624
	Inchcape plc	4,845,395	54,183
	Cranswick plc	749,459	54,097
	UNITE Group plc	6,910,706	53,747
	Primary Health Properties plc	36,501,485	51,811
	Pennon Group plc	6,856,666	51,395
[2]	Quilter plc	19,233,501	51,198
	QinetiQ Group plc	6,853,591	47,217
	Hikma Pharmaceuticals plc	2,231,944	46,818
	OSB Group plc	5,237,067	43,773
	Pan African Resources plc	24,731,471	43,771
[2]	Airtel Africa plc	9,991,053	43,561
	Canal+ SA	9,982,528	43,163
*	Vistry Group plc	4,703,420	42,859
[2]	JTC plc	2,372,223	42,038
	Morgan Sindall Group plc	619,705	41,918
	Hochschild Mining plc	4,611,178	41,614
	Shaftesbury Capital plc	21,061,760	41,434
	Genus plc	955,631	41,420
	Derwent London plc	1,545,444	40,934
	Just Group plc	13,733,202	40,687
	JD Sports Fashion plc	35,552,114	39,787
	Mitie Group plc	16,932,549	38,709
	TP ICAP Group plc	10,946,912	38,187
	TBC Bank Group plc	653,785	38,012
	Big Yellow Group plc	2,681,116	37,953
	International Workplace Group plc	11,083,008	37,573
	Computacenter plc	813,283	37,222
	Softcat plc	1,874,297	36,706
	easyJet plc	5,394,052	35,293
	B&M European Value Retail SA	14,593,730	35,232
	Hill & Smith plc	1,143,352	34,937
	Safestore Holdings plc	3,072,958	34,923
	Hammerson plc	7,069,426	34,327
	Paragon Banking Group plc	2,756,835	33,548
	Grafton Group plc	2,506,514	32,048
	Coats Group plc	27,195,593	31,648
[1]	Greggs plc	1,411,697	31,062
	Greencore Group plc	7,775,509	30,751
	Currys plc	14,795,969	29,652
	Lancashire Holdings Ltd.	3,494,722	29,514
	SSP Group plc	11,521,929	28,849
	Sirius Real Estate Ltd.	21,358,188	28,785
	Great Portland Estates plc	5,524,419	28,354
	Savills plc	1,895,337	27,972
	AJ Bell plc	4,390,836	27,886
	Oxford Instruments plc	801,968	27,752
*	Helios Towers plc	11,619,450	27,573
	Tate & Lyle plc	5,281,737	27,326
	Grainger plc	10,232,129	27,235
	Chemring Group plc	3,846,128	26,294
*	Ocado Group plc	8,669,041	25,980
	Harbour Energy plc	8,082,392	25,887
	Bodycote plc	2,516,034	25,738
	Travis Perkins plc	3,003,028	25,706

		Shares	Market Value ($000)
	Renishaw plc	492,094	25,586
[2]	Bridgepoint Group plc	6,856,640	25,505
	Rathbones Group plc	821,928	24,878
	Premier Foods plc	9,407,719	24,346
	Volution Group plc	2,776,125	24,297
	Keller Group plc	986,226	24,004
	Dunelm Group plc	1,835,303	23,180
	Clarkson plc	401,806	23,070
*,2	Watches of Switzerland Group plc	3,219,714	22,933
[1]	Energean plc	1,940,964	22,540
	4imprint Group plc	400,377	22,432
	Dowlais Group plc	17,212,651	21,938
	Ashmore Group plc	6,449,791	20,926
	Firstgroup plc	7,961,519	20,365
	Supermarket Income REIT plc	16,923,053	19,375
	Senior plc	5,761,830	19,280
	Telecom Plus plc	1,034,080	18,891
	Breedon Group plc	4,069,516	18,744
	Pets at Home Group plc	6,557,275	18,365
	Elementis plc	8,233,042	18,146
	Baltic Classifieds Group plc	6,484,862	18,119
	MONY Group plc	7,059,994	18,022
	IntegraFin Holdings plc	3,593,928	17,301
	Vesuvius plc	2,743,559	17,265
	WH Smith plc	1,810,252	16,720
*,2	Trainline plc	5,852,657	16,402
	Zigup plc	3,132,984	16,343
	Genuit Group plc	3,547,424	16,151
	Jupiter Fund Management plc	6,100,656	15,682
*	Close Brothers Group plc	2,164,648	15,027
	Hays plc	22,741,913	14,788
*	Molten Ventures plc	2,120,400	14,699
[1]	Bytes Technology Group plc	3,178,761	14,658
	Kainos Group plc	1,146,266	14,113
*	Frasers Group plc	1,447,152	13,785
*,2	Trustpilot Group plc	5,300,983	13,358
	Playtech plc	3,271,108	13,291
*,1	Oxford Nanopore Technologies plc	6,230,868	13,288
	Moonpig Group plc	4,447,053	13,046
*	Mitchells & Butlers plc	3,595,786	12,995
	Domino's Pizza Group plc	5,185,917	12,940
	Ninety One plc	3,673,356	12,788
	Pagegroup plc	4,486,212	12,677
	Morgan Advanced Materials plc	4,011,144	12,563
[1]	Diversified Energy Co.	854,411	11,146
	AG Barr plc	1,272,563	11,104
	Workspace Group plc	1,920,085	11,017
	Victrex plc	1,218,601	10,951
[2]	Spire Healthcare Group plc	3,876,325	10,863
*	IP Group plc	12,927,951	10,499
	Future plc	1,407,859	10,420
[1]	J D Wetherspoon plc	1,109,552	10,175
	Wickes Group plc	3,243,340	10,112
[2]	Ibstock plc	5,576,760	9,703
[1]	RHI Magnesita NV	244,430	9,103
	Picton Property Income Ltd.	7,601,027	8,654
[1]	C&C Group plc	5,445,907	8,146
	NCC Group plc	4,068,117	7,843
	Ithaca Energy plc	3,072,808	7,761
	Hilton Food Group plc	1,149,595	7,436
	Dr. Martens plc	7,970,190	7,348
	Marshalls plc	3,284,344	7,035
	Crest Nicholson Holdings plc	3,273,892	6,847
[2]	CMC Markets plc	1,465,366	6,547
*	AO World plc	4,252,716	6,298
*,1	THG plc	9,994,718	5,096
*	Auction Technology Group plc	956,397	4,047
*,1	ASOS plc	815,988	3,700
*,1,2	Aston Martin Lagonda Global Holdings plc	4,292,913	3,607
*,1	Raspberry PI Holdings plc	891,140	3,285

		Shares	Market Value ($000)
	Rank Group plc	2,635,434	3,171
	PZ Cussons plc	2,495,796	2,502
	Goodwin plc	4,975	1,715
*,3	Home REIT plc	4,815,209	791
	RHI Magnesita NV (XLON)	6,725	255
*,3	Bakkavor Group plc	2,423,344	70
*,1,3	NMC Health plc	1,316,787	—
*,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
			52,888,664
Total Common Stocks (Cost $366,841,467)			595,966,023
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	11,843,950	959,373
	Itau Unibanco Holding SA Preference Shares	78,437,906	678,148
	Petroleo Brasileiro SA - Petrobras Preference Shares	66,316,208	475,816
	Volkswagen AG Preference Shares	3,024,151	366,845
	Banco Bradesco SA Preference Shares	75,428,078	305,424
	Itausa SA Preference Shares	84,826,813	220,177
	Henkel AG & Co. KGaA Preference Shares	2,332,808	204,942
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,066,229	159,094
	Hyundai Motor Co. Preference Shares (XKRX)	484,587	91,523
	Bayerische Motoren Werke AG Preference Shares	803,133	82,840
	Gerdau SA Preference Shares	18,265,134	77,812
	Grupo Cibest SA Preference Shares	3,634,839	74,233
	Hyundai Motor Co. Preference Shares	319,215	58,930
*	Axia Energia Preference Shares Class C	5,135,208	51,520
	FUCHS SE Preference Shares	992,944	42,922
	Cia Energetica de Minas Gerais Preference Shares	18,267,971	39,849
	Axia Energia Preference Shares Class B	3,202,528	35,179
	Grifols SA Preference Shares Class B	3,709,673	34,384
	Embotelladora Andina SA Preference Shares Class B	5,764,509	30,281
	Metalurgica Gerdau SA Preference Shares	12,174,919	22,833
	Mirae Asset Securities Co. Ltd. Preference Shares	1,925,911	21,381
	Isa Energia Brasil SA Preference Shares	4,016,697	21,264
	Grupo de Inversiones Suramericana SA Preference Shares	1,457,584	20,542
	Bradespar SA Preference Shares	3,549,813	16,060
	Sixt SE Preference Shares	217,785	13,731
	Draegerwerk AG & Co. KGaA Preference Shares	125,134	13,214
	Marcopolo SA Preference Shares	10,596,578	12,987
	KSB SE & Co. KGaA Preference Shares	9,820	12,491
	LG Chem Ltd. Preference Shares	111,487	12,283
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	39,034	10,165
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	9,750
	Unipar Carbocloro SA Preference Shares Class B	759,982	9,079
[1]	Doosan Co. Ltd. Preference Shares	27,269	8,863
	LG Electronics Inc. Preference Shares	251,139	8,710
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,572,595	7,868
	Alpargatas SA Preference Shares	2,733,550	7,464
	Banco ABC Brasil SA Preference Shares	1,227,718	6,257
*	Hanwha Corp. Preference Shares	184,906	6,146
	Daishin Securities Co. Ltd. Preference Shares	298,023	4,758
	Amorepacific Corp. Preference Shares	131,385	4,681
*	Localiza Rent a Car SA Preference Shares	487,488	4,322
	Corem Property Group AB Preference Shares	156,888	4,265
*	Braskem SA Preference Shares Class A	2,277,183	3,989
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	721,012	3,857
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	3,373
*	Raizen SA Preference Shares	17,067,554	3,340
	Randoncorp SA Preference Shares	2,467,111	3,019
*,1	Samsung SDI Co. Ltd. Preference Shares	20,400	2,900
	LG H&H Co. Ltd. Preference Shares	30,904	2,370
	Axia Energia Preference Shares ADR	197,501	2,131
*	Axia Energia Preference Shares Class C ADR	191,956	1,920
	CJ CheilJedang Corp. Preference Shares	19,092	1,844
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	662
	Klabin SA Preference Shares	3	—
*,3	Mechel PJSC Preference Shares	1,017,064	—

			Shares	Market Value ($000)
*,3		TVS Motor Co. Ltd. Preference Shares	13,573,880	—
Total Preferred Stocks (Cost $2,940,991)				4,277,811
Rights (0.0%)
*		ACS Actividades de Construccion y Servicios SA Exp. 2/3/2026	2,612,239	1,437
*,3		Banco ABC Brasil SA Exp. 2/2/2026	81,164	114
*		XP Malls Fundo de Investimento Imobiliario-FII Exp. 12/2/2026	88,754	43
*,3		Speed Tech Corp. Exp. 3/2/2026	152,639	—
*		Capitania Securities II FII Exp. 2/3/2026	471,931	—
*,3		FOCI Fiber Optic Communications Inc. Exp. 2/3/2026	77,213	—
*,3		Kinsus Interconnect Technology Corp. Exp. 3/10/2026	467,840	—
Total Rights (Cost $1,374)				1,594
Warrants (0.0%)
*,1,3		Webuild SpA Exp. 8/31/2030	374,482	382
*		Berjaya Corp. Bhd. Exp. 1/6/2031	10,985,369	223
*		Malaysian Resources Corp. Bhd. Exp. 10/29/2027	2,634,201	17
*		VGI PCL Exp. 5/23/2027	16,082,270	5
*,3		Constellation Software Inc. Exp. 3/31/2040	256,880	—
Total Warrants (Cost $—)				627
		Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[6,7]	Vanguard Market Liquidity Fund (Cost $13,460,831)	3.704%	134,621,458	13,462,146
Total Investments (101.2%) (Cost $383,244,663)				613,708,201
Other Assets and Liabilities—Net (-1.2%)				(7,497,138)
Net Assets (100%)				606,211,063
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,193,639.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $14,442,944, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $8,934,086 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2026	15,727	1,109,385	30,075
FTSE 100 Index	March 2026	5,143	717,078	28,228
MSCI Emerging Markets Index	March 2026	16,617	1,263,557	104,796
S&P ASX 200 Index	March 2026	2,469	379,404	7,562
S&P TSX 60 Index	March 2026	1,784	485,472	(1,763)
Topix Index	March 2026	3,608	833,925	39,592
				208,490

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	333,381	USD	221,325	10,800	—
Toronto-Dominion Bank	3/18/2026	CAD	398,976	USD	289,445	4,079	—
Royal Bank of Canada	3/18/2026	EUR	652,586	USD	762,762	12,356	—
State Street Bank & Trust Co.	3/18/2026	GBP	457,551	USD	609,396	16,660	—
Citibank, N.A.	3/18/2026	INR	105,977,393	USD	1,172,687	—	(23,819)
Bank of America, N.A.	3/18/2026	INR	20,507,455	USD	226,899	—	(4,583)
Goldman Sachs International	3/18/2026	INR	10,698,141	USD	117,823	—	(1,849)
BNP Paribas	3/18/2026	INR	6,697,210	USD	73,831	—	(1,229)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	56,500,000	USD	367,233	—	(853)
Royal Bank of Canada	3/18/2026	JPY	33,553,889	USD	215,798	1,785	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	26,000,000	USD	167,205	1,395	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	106,659	BRL	595,457	—	(5,385)
State Street Bank & Trust Co.	3/18/2026	USD	199,368	CHF	158,372	—	(6,450)
Toronto-Dominion Bank	3/18/2026	USD	198,478	CHF	158,372	—	(7,339)
Standard Chartered Bank	3/18/2026	USD	120,431	HKD	934,854	590	—
Royal Bank of Canada	3/18/2026	USD	40,902	JPY	6,307,511	—	—
BNP Paribas	3/18/2026	USD	15,635	KRW	22,885,762	—	(289)
Toronto-Dominion Bank	3/18/2026	USD	124,012	SEK	1,153,111	—	(5,724)
BNP Paribas	3/18/2026	USD	23,568	TWD	733,460	197	—
						47,862	(57,520)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Beijing Kingsoft Office Software Inc. Class A	4/22/2026	MSCS	11,425	0.362	1,182	—
China Airlines Ltd.	4/22/2026	MSCS	16,072	(0.888)	1,554	—
China Tourism Group Duty Free Corp. Ltd. Class A	4/22/2026	MSCS	13,531	1.862	—	(652)
East Money Information Co. Ltd. Class A	4/22/2026	MSCS	21,700	(0.888)	—	(341)
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	277,622	2.612	12,316	—
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	GSI	421,569	3.061	199	—
Leejam Sports Co. JSC	4/22/2026	JPMC	2,387	6.362	56	—
Peker Gayrimenkul Yatirim Ortakligi A/S	10/22/2026	GSI	8,058	2.362	—	(975)
Polaris Group	4/22/2026	MSCS	2,538	5.362	—	(3)
Seres Group Co. Ltd. Class A	4/22/2026	MSCS	14,713	0.362	—	(1,976)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4/22/2026	MSCS	15,184	0.112	26	—
Shenzhen Transsion Holdings Co. Ltd. Class A	4/22/2026	MSCS	5,964	2.362	—	(684)
Sungrow Power Supply Co. Ltd. Class A	4/22/2026	MSCS	18,357	1.362	—	(2,041)
TS Financial Holding Co. Ltd.	4/22/2026	MSCS	71,418	(2.638)	7,796	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Vanguard International Semiconductor Corp.	4/22/2026	MSCS	26,381	2.362	14,702	—
Verisilicon Microelectronics Shanghai Co. Ltd. Class A	2/2/2027	CITNA	5,754	(4.870)	1,080	—
					38,911	(6,672)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $84,200 and cash of $470 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,316,179	536,554,163	95,681	595,966,023
Preferred Stocks	2,118,213	2,159,598	—	4,277,811
Rights	1,437	43	114	1,594
Warrants	245	—	382	627
Temporary Cash Investments	13,462,146	—	—	13,462,146
Total	74,898,220	538,713,804	96,177	613,708,201

Derivative Financial Instruments
Assets
Futures Contracts[1]	210,253	—	—	210,253
Forward Currency Contracts	—	47,862	—	47,862
Swap Contracts	—	38,911	—	38,911
Total	210,253	86,773	—	297,026
Liabilities
Futures Contracts[1]	(1,763)	—	—	(1,763)
Forward Currency Contracts	—	(57,520)	—	(57,520)
Swap Contracts	—	(6,672)	—	(6,672)
Total	(1,763)	(64,192)	—	(65,955)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	700,169	—	—	—	19,106	13,151	—	719,275
Vanguard Market Liquidity Fund	11,091,214	NA1	NA1	186	(146)	44,083	—	13,462,146
Total	11,791,383	—	—	186	18,960	57,234	—	14,181,421
1	Not applicable—purchases and sales are for temporary cash investment purposes.